As filed with the Securities and Exchange Commission on April 27, 2005.

Registration No. 33-33085

811-06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.   37

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No.   56

Separate Account VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code

(319) 297-8330

Darin D. Smith, Esquire

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-4520

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esquire

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2404

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2005 pursuant to paragraph (b) of Rule 485

☐60	days after filing pursuant to paragraph (a) (1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2005

to the

Prospectus dated May 1, 2005

FIXED ACCOUNT LIMITATIONS

Effective immediately, only for guaranteed period options of less than five years duration, we will not accept any premium payment in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in all guaranteed period options of less than 5 years duration exceeding $5,000. Please note these limitations do not apply to the dollar cost averaging fixed account option.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark Variable Annuity dated May 1, 2005

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2005

to the

Prospectus dated May 1, 2005

5 FOR LIFE RIDER

You may elect to purchase the optional 5 For Life rider which provides you with a guaranteed minimum withdrawal benefit. This rider is available during the accumulation phase but it will not be issued if the annuitant is age 91 or older. The maximum issue age may be lower if required by state law.

You should view this rider as a way to permit you to invest in variable investment options while still having your liquidity protected to the extent provided hereby.

The 5 For Life rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the 5 For Life rider.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus disclosure.

Fee Table

Optional Rider Fees:
5 For Life Rider(1)	0.60%

(1)	The fee is a percentage of the total withdrawal base.

5 For Life Benefit

This benefit is intended to provide a level of cash withdrawals regardless of the performance of the variable investment options you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to 5% of the total withdrawal base each calendar year starting with the calendar year immediately following the annuitant’s 59th birthday until the annuitant’s death (unless your minimum remaining withdrawal amount is reduced to zero because of “excess” withdrawals; see adjusted partial withdrawals, below). All withdrawals before age 59 are excess withdrawals.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark Variable Annuity dated May 1, 2005

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after five years your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 each calendar year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one year.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount and such impact may be on a greater than dollar-for-dollar basis.

Withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Issue Requirements. The Company will not issue the 5 For Life Rider unless:

•	the annuitant is age 90 or younger;

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. See adjusted partial withdrawals.

The maximum annual withdrawal amount is zero if the annuitant is not 59 years old on the rider date. The maximum annual withdrawal amount remains zero until the first day of the calendar year after the annuitant’s 59th birthday. The maximum annual withdrawal amount for that calendar year and each subsequent calendar year is equal to 5% of the total withdrawal base.

If the annuitant is at least 59 years old on the rider date the maximum annual withdrawal amount in the year the rider is elected is equal to 5% of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each calendar year is equal to 5% of the total withdrawal base.

For qualified policies:

If the annuitant is at least 70 ½ years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•	an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

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You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•	If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until the beginning of the calendar year (January 1st) after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•	Since the total withdrawal base of the rider is equal to the policy value on the rider date, the maximum annual withdrawal amount may decrease if the policy value decreases prior to the rider date.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent adjusted partial withdrawals.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis but will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base and minimum remaining withdrawal amount by the greater of the dollar amount of the withdrawal or on a pro rata basis (possibly to zero). See the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate the guarantee offered by this rider.

Please note: Gross partial withdrawals of greater than the maximum annual withdrawal amount will result in an excess partial withdrawal as will any partial withdrawal before the January 1st following the annuitant’s 59th birthday and will reduce the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount and such reduction may be on a greater than dollar-for-dollar basis.

5 For Life Rider Fee. A rider fee, 0.60% of the total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values.

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Designated Investment Options. If you elect the 5 For Life benefit, you must allocate 100% of your policy value to the following “designated funds:”

Asset Allocation – Conservative Portfolio – Service Class

Asset Allocation – Moderate Portfolio – Service Class

Asset Allocation – Moderate Growth Portfolio – Service Class

Transamerica Money Market – Service Class

Fixed Account

If you elect this rider, you may transfer amounts among the designated funds; however, you cannot transfer any amount to any other subaccount. After the third rider anniversary, you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day you may transfer to a non-designated fund.

Upgrades. You can upgrade the total withdrawal base to the policy value after the third rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following a rider anniversary). At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage). The new rider effective date will be the date the Company receives all necessary information.

Death Benefit. If you elect the 5 For Life benefit, upon the death of the annuitant we will add an additional amount to the death benefit payable. The additional amount will be equal to the excess, if any, of the minimum remaining withdrawal amount over the base policy death benefit.

If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner may elect to annuitize the maximum annual withdrawal amount instead of receiving the cash value. If such an election is made, the policy is terminated and the cash value is forfeited.

Termination. The 5 For Life rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the 5 For Life rider (you may not terminate the rider before the third rider anniversary);

•	the annuitant’s death;

•	annuitization; or

•	termination of your policy.

The 5 For Life rider may vary for certain optional features, certain policies and may not be available for all policies.

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TRANSAMERICA LANDMARK

VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2005

to the

Prospectus dated May 1, 2005

LIVING BENEFITS RIDER

You may elect to purchase the optional living benefits rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The living benefits rider is available during the accumulation phase but it will not be issued if the annuitant is age 81 or older. The maximum issue age may be lower if required by state law.

You should view the living benefits rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the living benefits rider. Please note: You cannot elect this rider if you have elected certain other optional benefits under the policy. Certain protections under the rider are available only if you hold the rider for ten years. In addition, if you elect the rider, we will monitor your policy value and may transfer amounts back and forth between specified investment options under the policy and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider.

The living benefits rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the living benefits rider.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus disclosure.

Fee Table

Optional Rider Fees:
Living Benefits Rider(1)	0.60%

(1)	The fee is a percentage of the “principal back” total withdrawal base.

Guaranteed Minimum Accumulation Benefit

If you elect the living benefits rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark Variable Annuity dated May 1, 2005

Guaranteed Future Value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, which is the tenth rider anniversary, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value are as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any surrender charges and excess interest adjustments that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the supplement to the SAI for examples showing the effect of hypothetical withdrawals in more detail.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

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Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. Assume that on the guaranteed future value date your policy value has declined to $90,000 because of negative investment performance. We will add $10,000 to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments before the guaranteed future value date, you should consider whether electing the rider is in your best interests.

Guaranteed Minimum Withdrawal Benefit

If you elect the living benefits rider, we will provide a maximum annual withdrawal amount regardless of your policy value. This benefit is intended to provide a level of liquidity regardless of the performance of the variable investment options you select.

Withdrawal Guarantees. There are two withdrawal guarantees under this benefit:

•	“principal back;” and

•	“for life.”

You can take withdrawals under either guarantee or alternate between the guarantees (your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero). Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee and such impact may be on a greater than dollar-for-dollar basis.

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments; and

•	may be subject to income taxes and federal tax penalties.

Maximum Annual Withdrawal Amount. Under this benefit:

•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero; or

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $7,000 each rider year for the next fourteen years and $2,000 in the next year so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•

or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday until the annuitant’s death unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess” withdrawals (see adjusted partial

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withdrawals, below). All withdrawals before the annuitant’s 59th birthday are excess withdrawals for purposes of the “for life” guarantee.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	Withdrawals under the 5% “for life” guarantee cannot be commenced until after the annuitant’s 59th birthday.

•	Any withdrawal before the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.

•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals up to the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis but will not reduce the total withdrawal base for the “principal back” and “for life” guarantees. Gross partial withdrawals in excess of the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the total withdrawal base and minimum remaining withdrawal amount for the “principal back”

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and “for life” guarantees on a pro rata basis (possibly to zero). See the supplement to the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate the guarantees.

Please note: Gross partial withdrawals of the “principal back” maximum annual withdrawal amount will result in an excess partial withdrawal under the “for life” guarantee as will any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday and will reduce the “for life” maximum annual withdrawal amount, “for life” total withdrawal base, and “for life” minimum remaining withdrawal amount and such reduction may be on a greater than dollar-for-dollar basis. The effect of a 7% “principal back” withdrawal is illustrated below.

			5% “For Life”
Date	Policy Value before the Withdrawal	Gross Withdrawal	Total Withdrawal Base (TWB)	TWB Adjustment	Minimum Remaining Withdrawal Amount (MRWA)	MRWA Adjustment	Maximum Annual Withdrawal Amount
11/01/03	$100,000	—	$100,000.00	—	$100,000.00	—	$5,000.00
10/31/05	$95,000	$7,000.00	$97,777.78	$2,222.22	$92,888.89	$7,111.11	$4,888.89

As this illustration shows, a 7% “principal back” withdrawal reduces the 5% “for life” total withdrawal base by $2,222.22, the 5% “for life” minimum remaining withdrawal amount by $7,111.11, and the 5% “for life” maximum annual withdrawal amount by $111.11.

Living Benefits Rider Fee

A rider fee, 0.60% of the “principal back” total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values.

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Portfolio Allocation Method

If you elect the living benefits rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the living benefits rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica U.S. Government Securities - Service Class subaccount (which invests in the Transamerica U.S. Government Securities – Service Class portfolio of the AEGON/Transamerica Series Fund, Inc.) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the living benefits rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options.

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Currently, PAM transfers are being made to the PAM Transamerica U.S. Government Securities- Service Class subaccount.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the living benefits rider. You should not view the living benefits rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the living benefits rider.

We will use a mathematical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the PAM investment options.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option.

Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by less than 3%. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the living benefits rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

Upgrades

Prior to the annuitant’s 86th birthday, you can upgrade the total withdrawal base and guaranteed future value to the policy value after the third rider anniversary by sending us written notice. At that time the minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The principal back and for life withdrawal percentages will not change. The new rider effective date and guaranteed future value date will be the date the Company receives all necessary information.

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Other

You cannot elect this rider if you have elected certain other optional benefits. Please contact us or your registered representative for more information.

Termination

The living benefits rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the living benefits rider (you may not terminate the rider before the third rider anniversary);

•	annuitization; or

•	termination of your policy.

The living benefits rider may vary for certain policies and may not be available for all policies.

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TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2005

To The

Prospectus Dated May 1, 2005

An optional “Liquidity Rider” is available for the Transamerica Landmark Variable Annuity. You can elect this rider which reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. There is an extra charge for this rider. The rights and benefits under the Liquidity Rider are summarized below. A copy of the rider is available upon request from Transamerica Life Insurance Company.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The Liquidity Rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the Liquidity Rider in your state.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Fee Table and Examples in the prospectus.

Optional Separate Account Expenses:
Liquidity Rider(1)	0.50%

(1)	The fee for the Liquidity Rider is in addition to the mortality and expense risk fee (1.15%). This fee is only charged for the first four policy years.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Surrender Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
more than 4	0%

Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years. Please note we may credit interest in the fixed account at a lower rate if you select this rider.

Accumulation Unit Values. After the end of the fourth policy year, the 0.50% rider fee will no longer be assessed. We intend to administer the removal of the 0.50% charge by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the fourth policy year. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination. The rider is irrevocable.

The Liquidity Rider may vary for certain policies and may not be available for all policies.

The following information hereby amends, and to the extent inconsistent replaces, the Appendix B contained in the prospectus.

APPENDIX B

HISTORICAL PERFORMANCE DATA

TABLE 1 – A

Standard Average Annual Total Returns

(Assuming A Surrender Charge, ADD+ and Liquidity Rider)

Double Enhanced Death Benefit

(Total Separate Account Annual Expenses: 2.85%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	10 Year or Inception(1)	Subaccount Inception Date
Asset Allocation – Conservative Portfolio – Service Class	-0.88%	N/A	2.26%	May 1, 2002
Asset Allocation – Growth Portfolio – Service Class	3.50%	N/A	2.02%	May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class	0.75%	N/A	2.21%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class	2.83%	N/A	2.38%	May 1, 2002
American Century International – Service Class	3.67%	N/A	-6.42%	May 1, 2001
American Century Large Company Value – Service Class	3.22%	N/A	-1.51%	May 1, 2001
Capital Guardian Global – Service Class	0.25%	-5.34%	2.13%	February 3, 1998
Capital Guardian U.S. Equity – Service Class(2)	-0.83%	N/A	-1.67%	October 9, 2000
Capital Guardian Value – Service Class	6.14%	3.13%	8.31%	May 27, 1993
Clarion Real Estate Securities – Service Class	23.02%	N/A	17.13%	May 1, 2002
Great Companies - AmericaSM – Service Class	-8.62%	N/A	-4.77%	May 1, 2001
Great Companies – TechnologySM – Service Class	-2.48%	N/A	-11.10%	May 1, 2001
Janus Growth – Service Class	4.91%	-15.94%	7.58%	July 1, 1992
Jennison Growth – Service Class	-1.45%	-10.83%	-4.22%	November 18, 1996
J.P. Morgan Enhanced Index – Service Class	0.38%	-7.21%	3.16%	May 1, 1997
Marsico Growth – Service Class(3)	1.57%	N/A	-8.05%	May 1, 2000
Mercury Relative Value – Service Class	7.85%	N/A	3.63%	May 1, 2000
MFS High Yield – Service Class	-0.83%	1.45%	0.83%	June 1, 1998
PIMCO Total Return – Service Class	-5.93%	N/A	0.29%	May 1, 2002
Salomon All Cap – Service Class	-1.43%	N/A	-0.52%	May 1, 2000
Templeton Great Companies Global – Service Class	-1.51%	N/A	-14.69%	October 9, 2000
Transamerica Balanced – Service Class	0.52%	N/A	1.57%	May 1, 2002
Transamerica Convertible Securities – Service Class	2.47%	N/A	5.15%	May 1, 2002
Transamerica Equity – Service Class	5.20%	N/A	-8.50%	May 1, 2000
Transamerica Growth Opportunities – Service Class	6.06%	N/A	6.61%	May 1, 2000
Transamerica U.S. Government Securities – Service Class	-7.09%	1.52%	2.66%	May 13, 1994

2

TABLE 1 – A (Continued)

Standard Average Annual Total Returns

(Assuming A Surrender Charge, ADD+ and Liquidity Rider)

Double Enhanced Death Benefit

(Total Separate Account Annual Expenses: 2.85%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	10 Year or Inception(1)	Subaccount Inception Date
T. Rowe Price Equity Income – Service Class	4.16%	3.76%	9.06%	January 3, 1995
T. Rowe Price Growth Stock – Service Class	-0.74%	-4.06%	9.28%	January 3, 1995
T. Rowe Price Small Cap – Service Class	-0.25%	N/A	-6.98%	May 1, 2000
Van Kampen Active International Allocation – Service Class	5.44%	-8.16%	1.64%	April 8, 1991
Van Kampen Large Cap Core – Service Class	2.06%	-3.95%	6.62%	April 8, 1991
Van Kampen Emerging Growth – Service Class	-3.37%	N/A	-12.48%	May 1, 2001
AIM V.I. Basic Value Fund – Series II Shares	0.21%	N/A	-0.81%	May 1, 2002
AIM V.I. Capital Appreciation Fund – Series II Shares	-4.15%	N/A	-1.88%	May 1, 2002
Alliance Growth and Income Portfolio – Class B	0.58%	N/A	-2.77%	May 1, 2001
Alliance Large Cap Growth Portfolio – Class B(4)	-2.21%	N/A	-10.68%	May 1, 2001
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	10.08%	N/A	-18.77%	October 9, 2000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	-5.90%	N/A	-13.62%	October 9, 2000
MFS New Discovery Series – Service Class	-4.27%	N/A	-3.00%	May 1, 2002
MFS Total Return Series – Service Class	0.39%	N/A	1.29%	May 1, 2002
Fidelity – VIP Contrafund® Portfolio – Service Class 2	4.52%	N/A	-2.21%	May 1, 2000
Fidelity – VIP Equity-Income Portfolio – Service Class 2	0.59%	N/A	0.75%	May 1, 2000
Fidelity – VIP Growth Portfolio – Service Class 2	-7.26%	N/A	-9.50%	May 1, 2001
Fidelity – VIP Mid Cap Portfolio – Service Class 2	14.45%	N/A	8.06%	May 1, 2000
Fidelity – VIP Value Strategies Portfolio – Service Class 2	3.14%	N/A	6.86%	May 1, 2002

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

(2)	Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadviser and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount.

(3)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.

(4)	Formerly known as AllianceBernstein Premier Growth.

3

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2005

To The

Prospectus Dated May 1, 2005

The following investment choices are hereby added to your policy:

MTB GROUP OF FUNDS

Managed by MTB Investment Advisors, Inc.

MTB Large-Cap Growth Fund II

MTB Large-Cap Value Fund II

MTB Managed Allocation – Aggressive Growth Fund II

MTB Managed Allocation – Conservative Growth Fund II

MTB Managed Allocation – Moderate Growth Fund II

An optional “Liquidity Rider” is available for the Transamerica Landmark Variable Annuity. You can elect this rider which reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. There is an extra charge for this rider. The rights and benefits under the Liquidity Rider are summarized below. A copy of the rider is available upon request from Transamerica Life Insurance Company.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The Liquidity Rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the Liquidity Rider in your state.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Fee Table and Expense Examples in the prospectus.

Optional Separate Account Expenses:
Liquidity Rider(1)	0.50%

(1)	The fee for the Liquidity Rider (0.50%) is in addition to the mortality and expense risk fee (1.15%). This fee is only charged for the first four policy years.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 3 in the body of the prospectus.

We have developed this variable annuity product in cooperation with M&T Securities and its affiliates, and have included underlying fund portfolios based on their recommendations, whose selection criteria may differ from our selection criteria.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 10 in the body of the prospectus.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Surrender Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
more than 5	0%

Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years. Please note we may credit interest in the fixed account at a lower rate if you select this rider.

Accumulation Unit Values. After the end of the fourth policy year, the 0.50% rider fee will no longer be assessed. We intend to administer the removal of the 0.50% charge by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the fourth policy year. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination. The rider is irrevocable.

The Liquidity Rider may vary for certain policies and may not be available for all policies.

2

The following information hereby supplements the corresponding APPENDIX A contained in the prospectus.

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2004. Should the total separate account expense applicable to your policy fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling:	1-800-525-6205

writing:	Transamerica Life Insurance Company
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, Iowa 52499-0001

		2.30%			1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
MTB Large-Cap Growth Fund II(1)
	2004	$1.000000	$1.013735	0.000	$1.000000	$1.020371	20,997.500
MTB Large-Cap Value Fund II(1)
	2004	$1.000000	$1.085174	0.000	$1.000000	$1.092265	0.000
MTB Managed Allocation - Moderate(1) Growth Fund II	2004	$1.000000	$1.044125	0.000	$1.000000	$1.049665	854,405.512

(1)	Subaccount Inception Date May 1, 2004.

The MTB Managed Allocation Fund – Aggressive Growth II and MTB Managed Allocation Fund - Conservative Growth II had not commenced operations as of December 31, 2004, therefore, comparable data is not available.

3

APPENDIX B

The following information hereby supplements the corresponding APPENDIX B contained in the prospectus.

Standardized Performance Data

TABLE 1 – A

Standard Average Annual Total Returns

(Assuming A Surrender Charge, ADD+ Rider and Liquidity Rider)

Double Enhanced Death Benefit

(Total Separate Account Annual Expenses: 2.85%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	10 Year or Inception(1)	Subaccount Inception Date
MTB Large-Cap Growth Fund II	N/A	N/A	-7.02%	May 1, 2004
MTB Large-Cap Value Fund II	N/A	N/A	0.09%	May 1, 2004
MTB Managed Allocation – Aggressive Growth Fund II	N/A	N/A	N/A	May 1, 2005
MTB Managed Allocation – Conservative Growth Fund II	N/A	N/A	N/A	May 1, 2005
MTB Managed Allocation – Moderate Growth Fund II	N/A	N/A	-4.11%	May 1, 2004
Asset Allocation – Conservative Portfolio – Service Class	-0.88%	N/A	2.26%	May 1, 2002
Asset Allocation – Growth Portfolio – Service Class	3.50%	N/A	2.02%	May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class	0.75%	N/A	2.21%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class	2.83%	N/A	2.38%	May 1, 2002
American Century International – Service Class	3.67%	N/A	-6.42%	May 1, 2001
American Century Large Company Value – Service Class	3.22%	N/A	-1.51%	May 1, 2001
Capital Guardian Global – Service Class	0.25%	-5.34%	2.13%	February 3, 1998
Capital Guardian U.S. Equity – Service Class(2)	-0.83%	N/A	-1.67%	October 9, 2000
Capital Guardian Value – Service Class	6.14%	3.13%	8.31%	May 27, 1993
Clarion Real Estate Securities – Service Class	23.02%	N/A	17.13%	May 1, 2002
Great Companies – AmericaSM – Service Class	-8.62%	N/A	-4.77%	May 1, 2001
Great Companies – TechnologySM – Service Class	-2.48%	N/A	-11.10%	May 1, 2001
Janus Growth – Service Class	4.91%	-15.94%	7.58%	July 1, 1992
Jennison Growth – Service Class	-1.45%	-10.83%	-4.22%	November 18, 1996
J.P. Morgan Enhanced Index – Service Class	0.38%	-7.21%	3.16%	May 1, 1997
Marsico Growth – Service Class(3)	1.57%	N/A	-8.05%	May 1, 2000
Mercury Large Cap Value – Service Class	7.85%	N/A	3.63%	May 1, 2000
MFS High Yield – Service Class	-0.83%	1.45%	0.83%	June 1, 1998
PIMCO Total Return – Service Class	-5.93%	N/A	0.29%	May 1, 2002
Salomon All Cap – Service Class	-1.43%	N/A	-0.52%	May 1, 2000
Templeton Great Companies Global – Service Class	-1.51%	N/A	-14.69%	May 1, 2000
Transamerica Balanced – Service Class	0.52%	N/A	1.57%	May 1, 2002
Transamerica Convertible Securities – Service Class	2.47%	N/A	5.15%	May 1, 2002
Transamerica Equity – Service Class	5.20%	N/A	-8.50%	May 1, 2000
Transamerica Growth Opportunities – Service Class	6.06%	N/A	6.61%	May 1, 2000
Transamerica U.S. Government Securities – Service Class	-7.09%	1.52%	2.66%	May 13, 1994
T. Rowe Price Equity Income – Service Class	4.16%	3.76%	9.06%	January 3, 1995
T. Rowe Price Growth Stock – Service Class	-0.74%	-4.06%	9.28%	January 3, 1995
T. Rowe Price Small Cap – Service Class	-0.25%	N/A	-6.98%	May 1, 2000
Van Kampen Active International Allocation – Service Class	5.44%	-8.16%	1.64%	April 8, 1991
Van Kampen Large Cap Core – Service Class	2.06%	-3.95%	6.62%	April 8, 1991
Van Kampen Emerging Growth – Service Class	-3.37%	N/A	-12.48%	May 1, 2001
AIM V.I. Basic Value Fund – Series II Shares	0.21%	N/A	-0.81%	May 1, 2002
AIM V.I. Capital Appreciation Fund – Series II Shares	-4.15%	N/A	-1.88%	May 1, 2002
AllianceBernstein Growth and Income Portfolio – Class B	0.58%	N/A	-2.77%	May 1, 2001
AllianceBernstein Large Cap Growth Portfolio – Class B(4)	-2.21%	N/A	-10.68%	May 1, 2001
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	10.08%	N/A	-18.77%	October 9, 2000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	-5.90%	N/A	-13.62%	October 9, 2000
MFS New Discovery Series – Service Class	-4.27%	N/A	-3.00%	May 1, 2002
MFS Total Return Series – Service Class	0.39%	N/A	1.29%	May 1, 2002
Fidelity – VIP Contrafund® Portfolio – Service Class 2	4.52%	N/A	-2.21%	May 1, 2000
Fidelity – VIP Equity-Income Portfolio – Service Class 2	0.59%	N/A	0.75%	May 1, 2000
Fidelity – VIP Growth Portfolio – Service Class 2	-7.26%	N/A	-9.50%	May 1, 2001
Fidelity – VIP Mid Cap Portfolio – Service Class 2	14.45%	N/A	8.06%	May 1, 2000
Fidelity – VIP Value Strategies Portfolio – Service Class 2	3.14%	N/A	6.86%	May 1, 2002

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

4

(2)	Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadviser and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount.

(3)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.

(6)	Formerly known as AllianceBernstein Premier Growth.

TABLE 1 – B

Standard Average Annual Total Returns

(Assuming A Surrender Charge and No Riders or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	Inception of the Subaccount to 12/31/04	Subaccount Inception Date
MTB Large-Cap Growth Fund II	N/A	N/A	-5.96%	May 1, 2004
MTB Large-Cap Value Fund II	N/A	N/A	1.23%	May 1, 2004
MTB Managed Allocation – Aggressive Growth Fund II	N/A	N/A	N/A	May 1, 2005
MTB Managed Allocation – Conservative Growth Fund II	N/A	N/A	N/A	May 1, 2005
MTB Managed Allocation – Moderate Growth Fund II	N/A	N/A	-3.03%	May 1, 2004

Non-Standardized Performance Data

TABLE 2

Non-Standardized Average Annual Total Returns

(Assuming No Surrender Charge, Riders or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	Inception of the Subaccount to 12/31/04	Subaccount Inception Date
MTB Large-Cap Growth Fund II	N/A	N/A	2.04%	May 1, 2004
MTB Large-Cap Value Fund II	N/A	N/A	9.23%	May 1, 2004
MTB Managed Allocation – Aggressive Growth Fund II	N/A	N/A	N/A	May 1, 2005
MTB Managed Allocation – Conservative Growth Fund II	N/A	N/A	N/A	May 1, 2005
MTB Managed Allocation – Moderate Growth Fund II	N/A	N/A	4.97%	May 1, 2004

5

Adjusted Historical Performance Data

TABLE 3

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming a Surrender Charge and No Riders or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year	5 Year	10 Year or Inception(1)	Corresponding Portfolio Inception Date
MTB Large-Cap Growth Fund II	-3.67%	N/A	-2.76%	May 31, 2002
MTB Large-Cap Value Fund II	0.45%	N/A	0.89%	May 31, 2002
MTB Managed Allocation – Aggressive Growth Fund II	N/A	N/A	N/A	May 1, 2005
MTB Managed Allocation – Conservative Growth Fund II	N/A	N/A	N/A	May 1, 2005
MTB Managed Allocation – Moderate Growth Fund II	-3.51%	N/A	2.40%	June 30, 2002

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

TABLE 4

Hypothetical (Adjusted Historical) Average Annual Total Returns

(Assuming No Surrender Charge, Riders or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year	5 Year	10 Year or Inception(1)	Corresponding Portfolio Inception Date
MTB Large-Cap Growth Fund II	3.57%	N/A	-0.23%	May 31, 2002
MTB Large-Cap Value Fund II	7.68%	N/A	3.28%	May 31, 2002
MTB Managed Allocation – Aggressive Growth Fund II	N/A	N/A	N/A	May 1, 2005
MTB Managed Allocation – Conservative Growth Fund II	N/A	N/A	N/A	May 1, 2005
MTB Managed Allocation – Moderate Growth Fund II	3.73%	N/A	4.75%	June 30, 2002

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

The figures in the above table may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

[THIS SPACE INTENTIONALLY LEFT BLANK]

6

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2005

to the

Prospectus Dated May 1, 2005

The following investment choices are hereby added to your policy:

STI CLASSIC VARIABLE TRUST

Managed by STI Capital Management, N.A.

STI Classic Capital Appreciation Fund

STI Classic Growth & Income Fund

STI Classic International Equity Fund

STI Classic Investment Grade Bond Fund

STI Classic Mid-Cap Equity Fund

STI Classic Small Cap Value Equity Fund

STI Classic Value Income Stock Fund

An optional “Liquidity Rider” is available for the Transamerica Landmark Variable Annuity. You can elect this rider which reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. There is an extra charge for this rider. The rights and benefits under the Liquidity Rider are summarized below. A copy of the rider is available upon request from Transamerica Life Insurance Company. All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The Liquidity Rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the Liquidity Rider in your state.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Fee Table and Expense Examples in the prospectus.

Optional Separate Account Expenses:
Liquidity Rider(1)	0.50%

Total Portfolio Annual Operating Expenses(2):	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	3.89%

Example(3)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1,457	$2,791	$3,480	$6,464
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$737	$2,161	$3,480	$6,464

(1)	The fee for the Liquidity Rider (0.50%) is in addition to the mortality and expense risk fee (1.15%). This fee is only charged for the first four policy years.

(2)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2004 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(3)	This Example assumes that you elect the Liquidity Rider and that you elect other options and features available under the policy with the highest combination of total charges, except that the Example does not reflect the cost for any other riders offered by a supplement to the prospectus. The expenses would be higher if the charges for such benefits were added.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 3 in the body of the prospectus.

We have developed this variable annuity product in cooperation with SunTrust Securities, Inc. and its affiliates, and have included underlying fund portfolios based on their recommendations, whose selection criteria may differ from our selection criteria.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 5 in the body of the prospectus.

The chart below provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Transamerica and AFSG

Fund	Maximum Fee % of assets(1)
STI Classic Variable Trust	0.25%

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 10 in the body of the prospectus.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Surrender Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
more than 5	0%

2

Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years. Please note we may credit interest in the fixed account at a lower rate if you select this rider.

Accumulation Unit Values. After the end of the fourth policy year, the 0.50% rider fee will no longer be assessed. We intend to administer the removal of the 0.50% charge by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the fourth policy year. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination. The rider is irrevocable.

The Liquidity Rider may vary for certain policies and may not be available for all policies.

[THIS SPACE INTENTIONALLY LEFT BLANK]

3

The following information hereby supplements the corresponding APPENDIX A contained in the prospectus.

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2004. Should the total separate account expense applicable to your policy fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling:	1-800-525-6205
writing:	Transamerica Life Insurance Company
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, Iowa 52499-0001

		2.30%					1.30%
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
STI Classic Capital Appreciation Fund(1)	2004 2003	$ $	1.139468 1.000000	$ $	1.188990 1.139468	0.000 0.000	$ $	1.146969 1.000000	$ $	1.208669 1.146969	13,065.303 5,678.182
STI Classic Growth & Income Fund(1)	2004 2003	$ $	1.226534 1.000000	$ $	1.370344 1.226534	0.000 0.000	$ $	1.234599 1.000000	$ $	1.393010 1.234599	1,963.378 0.000
STI Classic International Equity Fund(1)	2004 2003	$ $	1.333188 1.000000	$ $	1.555242 1.333188	0.000 0.000	$ $	1.341958 1.000000	$ $	1.580961 1.341958	17,414.909 0.000
STI Classic Investment Grade Bond Fund(1)	2004 2003	$ $	0.994474 1.000000	$ $	1.012483 0.994474	0.000 0.000	$ $	1.001025 1.000000	$ $	1.029239 1.001025	30,898.880 0.000
STI Classic Mid-Cap Equity Fund(1)	2004 2003	$ $	1.274491 1.000000	$ $	1.455274 1.274491	0.000 0.000	$ $	1.282875 1.000000	$ $	1.479351 1.282875	17,462.586 0.000
STI Classic Small Cap Value Equity Fund(1)	2004 2003	$ $	1.363404 1.000000	$ $	1.65036 1.363404	0.000 0.000	$ $	1.372373 1.000000	$ $	1.682412 1.372373	192,385.645 0.000
STI Classic Value Income Stock Fund(1)	2004 2003	$ $	1.211950 1.000000	$ $	1.365818 1.211950	0.000 0.000	$ $	1.219923 1.000000	$ $	1.388406 1.219923	252.088 0.000

(1)	Subaccount Inception Date May 1, 2003.

4

The following information hereby supplements the corresponding APPENDIX B contained in the prospectus.

APPENDIX B

HISTORICAL PERFORMANCE DATA

Standardized Performance Data

TABLE 1 – A

Standard Average Annual Total Returns

(Assuming A Surrender Charge, ADD+ Rider and Liquidity Rider)

Double Enhanced Death Benefit

(Total Separate Account Annual Expenses: 2.85%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	10 Year or Inception(1)	Subaccount Inception Date
STI Classic Capital Appreciation Fund	-3.49%	N/A	6.50%	May 1, 2003
STI Classic Growth & Income Fund	3.92%	N/A	17.25%	May 1, 2003
STI Classic International Equity Fund	9.21%	N/A	27.56%	May 1, 2003
STI Classic Investment Grade Bond Fund	-6.01%	N/A	-4.23%	May 1, 2003
STI Classic Mid-Cap Equity Fund	6.56%	N/A	22.06%	May 1, 2003
STI Classic Small Cap Value Equity Fund	14.29%	N/A	32.90%	May 1, 2003
STI Classic Value Income Stock Fund	4.97%	N/A	16.99%	May 1, 2003
Asset Allocation – Conservative Portfolio – Service Class	-0.88%	N/A	2.26%	May 1, 2002
Asset Allocation – Growth Portfolio – Service Class	3.50%	N/A	2.02%	May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class	0.75%	N/A	2.21%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class	2.83%	N/A	2.38%	May 1, 2002
American Century International – Service Class	3.67%	N/A	-6.42%	May 1, 2001
American Century Large Company Value – Service Class	3.22%	N/A	-1.51%	May 1, 2001
Capital Guardian Global – Service Class	0.25%	-5.34%	2.13%	February 3, 1998
Capital Guardian U.S. Equity – Service Class(2)	-0.83%	N/A	-1.67%	October 9, 2000
Capital Guardian Value – Service Class	6.14%	3.13%	8.31%	May 27, 1993
Clarion Real Estate Securities – Service Class	23.02%	N/A	17.13%	May 1, 2002
Great Companies – AmericaSM – Service Class	-8.62%	N/A	-4.77%	May 1, 2001
Great Companies – TechnologySM – Service Class	-2.48%	N/A	-11.10%	May 1, 2001
Janus Growth – Service Class	4.91%	-15.94%	7.58%	July 1, 1992
Jennison Growth – Service Class	-1.45%	-10.83%	-4.22%	November 18, 1996
J.P. Morgan Enhanced Index – Service Class	0.38%	-7.21%	3.16%	May 1, 1997
Marsico Growth – Service Class (3)	1.57%	N/A	-8.05%	May 1, 2000
Mercury Large Cap Value – Service Class	7.85%	N/A	3.63%	May 1, 2000
MFS High Yield – Service Class	-0.83%	1.45%	0.83%	June 1, 1998
PIMCO Total Return – Service Class	-5.93%	N/A	0.29%	May 1, 2002
Salomon All Cap – Service Class	-1.43%	N/A	-0.52%	May 1, 2000
Templeton Great Companies Global – Service Class	-1.51%	N/A	-14.69%	October 9, 2000
Transamerica Balanced – Service Class	0.52%	N/A	1.57%	May 1, 2002
Transamerica Convertible Securities – Service Class	2.47%	N/A	5.15%	May 1, 2002
Transamerica Equity – Service Class	5.20%	N/A	-8.50%	May 1, 2000
Transamerica Growth Opportunities – Service Class	6.06%	N/A	6.61%	May 1, 2000
Transamerica U.S. Government Securities – Service Class	-7.09%	1.52%	2.66%	May 13, 1994
T. Rowe Price Equity Income – Service Class	4.16%	3.76%	9.06%	January 3, 1995
T. Rowe Price Growth Stock – Service Class	-0.74%	-4.06%	9.28%	January 3, 1995
T. Rowe Price Small Cap – Service Class	-0.25%	N/A	-6.98%	May 1, 2000
Van Kampen Active International Allocation – Service Class	5.44%	-8.16%	1.64%	April 8, 1991
Van Kampen Large Cap Core – Service Class	2.06%	-3.95%	6.62%	April 8, 1991
Van Kampen Emerging Growth – Service Class	-3.37%	N/A	-12.48%	May 1, 2001
AIM V.I. Basic Value Fund – Series II Shares	0.21%	N/A	-0.81%	May 1, 2002
AIM V.I. Capital Appreciation Fund – Series II Shares	-4.15%	N/A	-1.88%	May 1, 2002
AllianceBernstein Growth and Income Portfolio – Class B	0.58%	N/A	-2.77%	May 1, 2001
AllianceBernstein Large Cap Growth Portfolio – Class B(4)	-2.21%	N/A	-10.68%	May 1, 2001
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	10.08%	N/A	-18.77%	October 9, 2000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	-5.90%	N/A	-13.62%	October 9, 2000
MFS New Discovery Series – Service Class	-4.27%	N/A	-3.00%	May 1, 2002
MFS Total Return Series – Service Class	0.39%	N/A	1.29%	May 1, 2002
Fidelity – VIP Contrafund® Portfolio – Service Class 2	4.52%	N/A	-2.21%	May 1, 2000
Fidelity – VIP Equity-Income Portfolio – Service Class 2	0.59%	N/A	0.75%	May 1, 2000
Fidelity – VIP Growth Portfolio – Service Class 2	-7.26%	N/A	-9.50%	May 1, 2001
Fidelity – VIP Mid Cap Portfolio – Service Class 2	14.45%	N/A	8.06%	May 1, 2000
Fidelity – VIP Value Strategies Portfolio – Service Class 2	3.14%	N/A	6.86%	May 1, 2002

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

5

(2)	Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadviser and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount.

(3)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.

(4)	Formerly known as AllianceBernstein Premier Growth.

TABLE 1 – B

Standard Average Annual Total Returns

(Assuming A Surrender Charge and No Riders or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	Inception of the Subaccount to 12/31/04	Subaccount Inception Date
STI Classic Capital Appreciation Fund	-1.86%	N/A	8.42%	May 1, 2003
STI Classic Growth & Income Fund	5.82%	N/A	19.34%	May 1, 2003
STI Classic International Equity Fund	11.20%	N/A	29.82%	May 1, 2003
STI Classic Investment Grade Bond Fund	-4.42%	N/A	-2.62%	May 1, 2003
STI Classic Mid-Cap Equity Fund	8.50%	N/A	24.23%	May 1, 2003
STI Classic Small Cap Value Equity Fund	16.36%	N/A	35.24%	May 1, 2003
STI Classic Value Income Stock Fund	6.88%	N/A	19.07%	May 1, 2003

Non-Standardized Performance Data

TABLE 2

Non-Standardized Average Annual Total Returns

(Assuming No Surrender Charge, Riders or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	Inception of the Subaccount to 12/31/04	Subaccount Inception Date
STI Classic Capital Appreciation Fund	5.38%	N/A	12.01%	May 1, 2003
STI Classic Growth & Income Fund	12.83%	N/A	21.94%	May 1, 2003
STI Classic International Equity Fund	17.81%	N/A	31.53%	May 1, 2003
STI Classic Investment Grade Bond Fund	2.82%	N/A	1.74%	May 1, 2003
STI Classic Mid-Cap Equity Fund	15.32%	N/A	26.40%	May 1, 2003
STI Classic Small Cap Value Equity Fund	22.59%	N/A	36.52%	May 1, 2003
STI Classic Value Income Stock Fund	13.81%	N/A	21.70%	May 1, 2003

6

Adjusted Historical Performance Data

TABLE 3

Hypothetical (Adjusted Historical) Average Annual Total Returns

(Assuming a Surrender Charge and No Riders or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year	5 Year	10 Year or Inception(1)	Corresponding Portfolio Inception Date
STI Classic Capital Appreciation Fund	-1.86%	-2.87%	8.68%	October 2, 1995
STI Classic Growth & Income Fund	5.82%	1.42%	1.41%	December 31, 1999
STI Classic International Equity Fund	11.20%	-0.83%	3.91%	November 7, 1996
STI Classic Investment Grade Bond Fund	-4.42%	3.62%	4.00%	October 2, 1995
STI Classic Mid-Cap Equity Fund	8.50%	-0.51%	5.96%	October 2, 1995
STI Classic Small Cap Value Equity Fund	16.36%	17.50%	8.35%	October 22, 1997
STI Classic Value Income Stock Fund	6.88%	3.09%	7.44%	October 2, 1995

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

TABLE 4

Hypothetical (Adjusted Historical) Average Annual Total Returns

(Assuming No Surrender Charge, Riders or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year	5 Year	10 Year or Inception(1)	Corresponding Portfolio Inception Date
STI Classic Capital Appreciation Fund	5.38%	-2.03%	8.72%	October 2, 1995
STI Classic Growth & Income Fund	12.83%	2.12%	2.11%	December 31, 1999
STI Classic International Equity Fund	17.81%	-0.06%	3.95%	November 7, 1996
STI Classic Investment Grade Bond Fund	2.82%	4.18%	4.04%	October 2, 1995
STI Classic Mid-Cap Equity Fund	15.32%	0.25%	6.00%	October 2, 1995
STI Classic Small Cap Value Equity Fund	22.59%	17.54%	8.39%	October 22, 1997
STI Classic Value Income Stock Fund	13.81%	3.68%	7.48%	October 2, 1995

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

The figures in the above table may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

7

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2005

To The

Prospectus Dated May 1, 2005

The following investment choices are hereby added to your policy:

FAM VARIABLE SERIES FUNDS, INC. (1)

Managed by Merrill Lynch Investment Managers doing business as Mercury Advisors(2)

Mercury Basic Value V.I. Fund(3)

Mercury Global Allocation V.I. Fund(4)

Mercury High Current Income V.I. Fund(5)

(1)	Formerly known as Merrill Lynch Variable Series Funds, Inc.
(2)	Formerly managed by Merrill Lynch Investment Managers, L.P.
(3)	Formerly known as Merrill Lynch Basic Value V.I. Fund
(4)	Formerly known as Merrill Lynch Global Allocation V.I. Fund
(5)	Formerly known as Merrill Lynch High Current Income V.I. Fund

An optional “Liquidity Rider” is available for the Transamerica Landmark Variable Annuity. You can elect this rider which reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. There is an extra charge for this rider. The rights and benefits under the Liquidity Rider are summarized below. A copy of the rider is available upon request from Transamerica Life Insurance Company.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The Liquidity Rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the Liquidity Rider in your state.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Fee Table and Expense Examples in the prospectus.

Optional Separate Account Expenses:
Liquidity Rider(1)	0.50%

(1)	The fee for the Liquidity Rider (0.50%) is in addition to the mortality and expense risk fee (1.15%). This fee is only charged for the first four policy years.

TL VA ML 0505

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 3 in the body of the prospectus.

We have developed this variable annuity product in cooperation with Merrill Lynch, and have included underlying fund portfolios based on their recommendations, whose selection criteria may differ from our selection criteria.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 5 in the body of the prospectus.

The chart below provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Transamerica and AFSG

Fund	Maximum Fee % of assets(1)
FAM Variable Series Fund, Inc.	0.10%

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 10 in the body of the prospectus.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Surrender Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
more than 5	0%

Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years. Please note we may credit interest in the fixed account at a lower rate if you select this rider.

Accumulation Unit Values. After the end of the fourth policy year, the 0.50% rider fee will no longer be assessed. We intend to administer the removal of the 0.50% charge by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the fourth policy year. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination. The rider is irrevocable.

The Liquidity Rider may vary for certain policies and may not be available for all policies.

2

The following hereby amends, and to the extent inconsistent replaces, the corresponding Appendix A contained in the prospectus.

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2004. Should the total separate account expense applicable to your policy fall between the maximum and the minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling:	1-800-525-6205

writing:	Transamerica Life Insurance Company
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, Iowa 52499-0001

		2.30%					1.30%
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Mercury Basic Value V.I. Fund(1)a	2004 2003 2002	$ $	1.293049 1.000000	$ $	1.403821 1.293049	0.000 0.000	$ $ $	1.059451 0.805505 1.000000	$ $ $	1.161590 1.059451 0.805505	3,361,070.025 3,414,445.67 2,171,702.06
Mercury Global Allocation V.I. Fund(1)b	2004 2003 2002	$ $	1.469634 1.000000	$ $	1.643080 1.469634	0.000 0.000	$ $ $	1.208156 0.804321 1.000000	$ $ $	1.364102 1.208156 0.804321	346,775.546 300,020.86 47,143.40
Mercury High Current Income V.I. Fund(1)c	2004 2003 2002	$ $	1.121973 1.000000	$ $	1.226328 1.121973	0.000 0.000	$ $ $	1.203853 0.951877 1.000000	$ $ $	1.328841 1.203853 0.951877	422,542.874 465,041.55 338,904.90
Asset Allocation Conservative Portfolio -Service Class(8)	2004 2003	$ $	1.151154 1.000000	$ $	1.231489 1.151154	0.000 0.000	$ $	1.158727 1.000000	$ $	1.251868 1.158727	428,274.768 0.000
Asset Allocation - Growth Portfolio -Service Class(8)	2004 2003	$ $	1.240772 1.000000	$ $	1.381416 1.240772	0.000 0.000	$ $	1.248932 1.000000	$ $	1.404276 1.248932	126,415.690 87,264.977
Asset Allocation - Moderate Portfolio -Service Class(8)	2004 2003	$ $	1.172951 1.000000	$ $	1.274074 1.172951	0.000 0.000	$ $	1.180666 1.000000	$ $	1.295146 1.180666	1,338,727.609 128,668.868
Asset Allocation - Moderate Growth Portfolio - Service Class(8)	2004 2003	$ $	1.199864 1.000000	$ $	1.327175 1.199864	0.000 0.000	$ $	1.207772 1.000000	$ $	1.349136 1.207772	981,191.180 0.000
American Century International -Service Class(7)	2004 2003	$ $	1.249023 1.000000	$ $	1.394598 1.249023	0.000 0.000	$ $	1.257247 1.000000	$ $	1.417665 1.257247	9,149.813 650.772
American Century Large Company Value -Service Class(7)	2004 2003	$ $	1.225218 1.000000	$ $	1.360651 1.225218	0.000 0.000	$ $	1.233271 1.000000	$ $	1.383150 1.233271	188,929.190 0.000
Capital Guardian Global - Service Class(2)	2004 2003	$ $	1.303565 1.000000	$ $	1.409258 1.303565	0.000 0.000	$ $	1.312143 1.000000	$ $	1.432568 1.312143	0.000 0.000
Capital Guardian U.S. Equity -Service Class(4)d	2004 2003	$ $	1.242941 1.000000	$ $	1.330267 1.242941	0.000 0.000	$ $	1.251112 1.000000	$ $	1.352264 1.251112	0.000 0.000
Capital Guardian Value - Service Class(1)	2004 2003	$ $	1.276291 1.000000	$ $	1.451947 1.276291	0.000 0.000	$ $	1.284690 1.000000	$ $	1.475955 1.284690	1,273.373 1,275.931
Clarion Real Estate Securities -Service Class(8)	2004 2003	$ $	1.261219 1.000000	$ $	1.633413 1.261219	0.000 0.000	$ $	1.269513 1.000000	$ $	1.660425 1.269513	1,270.494 1,273.045
Great Companies AmericaSM -Service Class(7)	2004 2003	$ $	1.159012 1.000000	$ $	1.149466 1.159012	0.000 0.000	$ $	1.166636 1.000000	$ $	1.168483 1.166636	0.000 0.000

3

		2.30% (Continued)					1.30% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Great Companies - Technology SM -Service Class (7)	2004 2003	$ $	1.299095 1.000000	$ $	1.365772 1.299095	0.000 0.000	$ $	1.307629 1.000000	$ $	1.388348 1.307629	0.000 0.000
Janus Growth - Service Class (1)	2004 2003	$ $	1.198385 1.000000	$ $	1.349704 1.198385	0.000 0.000	$ $	1.206254 1.000000	$ $	1.372020 1.206254	0.000 0.000
Jennison Growth - Service Class(1)	2004 2003	$ $	1.197292 1.000000	$ $	1.274091 1.197292	0.000 0.000	$ $	1.205162 1.000000	$ $	1.295150 1.205162	0.000 0.000
J.P. Morgan Enhanced Index -Service Class(1)	2004 2003	$ $	1.209751 1.000000	$ $	1.309105 1.209751	0.000 0.000	$ $	1.217705 1.000000	$ $	1.330739 1.217705	158,504.779 0.000
Marsico Growth - Service Class(5)e	2004 2003	$ $	1.184729 1.000000	$ $	1.297321 1.184729	0.000 0.000	$ $	1.192513 1.000000	$ $	1.318758 1.192513	263,698.513 99,540.462
Mercury Large Cap Value -Service Class(5)	2004 2003	$ $	1.252476 1.000000	$ $	1.444602 1.252476	0.000 0.000	$ $	1.260709 1.000000	$ $	1.468479 1.260709	7,722.368 0.000
MFS High Yield - Service Class(3)	2004 2003	$ $	1.079727 1.000000	$ $	1.155681 1.079727	0.000 0.000	$ $	1.086836 1.000000	$ $	1.174817 1.086836	1,454.090 1,457.012
PIMCO Total Return - Service Class(8)	2004 2003	$ $	1.005095 1.000000	$ $	1.023862 1.005095	0.000 0.000	$ $	1.011723 1.000000	$ $	1.040825 1.011723	56,159.850 7,695.212
Salomon All Cap - Service Class(5)	2004 2003	$ $	1.269268 1.000000	$ $	1.351017 1.269268	0.000 0.000	$ $	1.277605 1.000000	$ $	1.373361 1.277605	277,326.833 48,001.647
Templeton Great Companies Global -Service Class(6)	2004 2003	$ $	1.200018 1.000000	$ $	1.078330 1.200018	0.000 0.000	$ $	1.207910 1.000000	$ $	1.085463 1.207910	0.000 0.000
Transamerica Balanced - Service Class(8)	2004 2003	$ $	1.092598 1.000000	$ $	1.184125 1.092598	0.000 0.000	$ $	1.099798 1.000000	$ $	1.203735 1.099798	37,792.201 37,808.010
Transamerica Convertible Securities -Service Class(8)	2004 2003	$ $	1.148118 1.000000	$ $	1.268063 1.148118	0.000 0.000	$ $	1.155678 1.000000	$ $	1.289055 1.155678	0.000 0.000
Transamerica Equity - Service Class(5)	2004 2003	$ $	1.204564 1.000000	$ $	1.361322 1.204564	0.000 0.000	$ $	1.212483 1.000000	$ $	1.383835 1.212483	36,633.042 0.000
Transamerica Growth Opportunities -Service Class(7)	2004 2003	$ $	1.245074 1.000000	$ $	1.417914 1.245074	0.000 0.000	$ $	1.253265 1.000000	$ $	1.441358 1.253265	4,881.796 0.000
Transamerica Money Market -Service Class(1)	2004 2003	$ $	0.988117 1.000000	$ $	0.973119 0.988117	0.000 0.000	$ $	0.994632 1.000000	$ $	0.989235 0.994632	99,495.771 0.000
Transamerica U.S. Government Securities -Service Class(1)	2004 2003	$ $	0.990855 1.000000	$ $	0.996629 0.990855	0.000 0.000	$ $	0.997393 1.000000	$ $	1.013133 0.997393	2,362.731 93,421.703
T. Rowe Price Equity Income -Service Class(1)	2004 2003	$ $	1.210437 1.000000	$ $	1.355459 1.210437	0.000 0.000	$ $	1.218401 1.000000	$ $	1.377884 1.218401	39,245.791 0.000
T. Rowe Price Growth Stock -Service Class(1)	2004 2003	$ $	1.205923 1.000000	$ $	1.291449 1.205923	0.000 0.000	$ $	1.213849 1.000000	$ $	1.312796 1.213849	23,075.489 0.000
T. Rowe Price Small Cap -Service Class(5)	2004 2003	$ $	1.325528 1.000000	$ $	1.426709 1.325528	0.000 0.000	$ $	1.334243 1.000000	$ $	1.450314 1.334243	260,664.647 0.000
Van Kampen Active International Allocation - Service Class(1)	2004 2003	$ $	1.306577 1.000000	$ $	1.477827 1.306577	0.000 0.000	$ $	1.315176 1.000000	$ $	1.502279 1.315176	169,126.161 0.000
Van Kampen Emerging Growth -Service Class(7)	2004 2003	$ $	1.183500 1.000000	$ $	1.236820 1.183500	0.000 0.000	$ $	1.191283 1.000000	$ $	1.257274 1.191283	2,523.381 0.000
Van Kampen Large Cap Core -Service Class(1)	2004 2003	$ $	1.144742 1.000000	$ $	1.259117 1.144742	0.000 0.000	$ $	1.152270 1.000000	$ $	1.279936 1.152270	0.000 0.000
PAM Transamerica U.S. Government Securities - Service Class(9)	2004 2003						$ $	0.997393 1.000000	$ $	1.013133 0.997393	0.000 0.000
AIM V.I. Basic Value Fund -Series II Shares(8)	2004 2003 2002	$ $	1.283810 1.000000	$ $	1.390873 1.283810	0.000 0.000	$ $ $	0.998447 0.758797 1.000000	$ $ $	1.092421 0.998447 0.758797	631,925.715 637,032.408 369,892.836
AIM V.I. Capital Appreciation Fund -Series II Shares(8)	2004 2003 2002	$ $	1.218793 1.000000	$ $	1.266759 1.218793	0.000 0.000	$ $ $	1.012659 0.794074 1.000000	$ $ $	1.062933 1.012659 0.794074	66,742.343 85,718.017 74,397.449

4

		2.30% (Continued)					1.30% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
AllianceBernstein Growth and Income Portfolio - Class B(7)	2004 2003 2002	$ $	1.223289 1.000000	$ $	1.329897 1.223289	0.000 0.000	$ $ $	1.028983 0.788553 1.000000	$ $ $	1.129734 1.028983 0.788553	476,678.882 591,928.339 386,716.768
AllianceBernstein Large Cap Growth Portfolio - Class B(7)f	2004 2003 2002	$ $	1.143646 1.000000	$ $	1.211153 1.143646	0.000 0.000	$ $ $	0.954070 0.783412 1.000000	$ $ $	1.020390 0.954070 0.783412	830,901.693 784,197.432 337,594.326
Janus Aspen - Mid Cap Growth Portfolio -Service Class(6)	2004 2003 2002	$ $	1.249731 1.000000	$ $	1.471678 1.249731	0.000 0.000	$ $ $	1.060809 0.797389 1.000000	$ $ $	1.261578 1.060809 0.797389	159,513.423 151,386.478 57,340.565
Janus Aspen - World Wide Growth Portfolio - Service Shares(6)	2004 2003 2002	$ $	1.233478 1.000000	$ $	1.260252 1.233478	0.000 0.000	$ $ $	0.953700 0.781122 1.000000	$ $ $	0.984054 0.953700 0.781122	572,726.174 544,209.967 293,214.223
MFS New Discovery Series -Service Class(8)	2004 2003 2002	$ $	1.266619 1.000000	$ $	1.314944 1.266619	0.000 0.000	$ $ $	0.985079 0.747860 1.000000	$ $ $	1.032777 0.985079 0.747860	334,379.449 278,449.912 160,754.242
MFS Total Return Series - Service Class(8)	2004 2003 2002	$ $	1.118395 1.000000	$ $	1.213736 1.118395	0.000 0.000	$ $ $	1.052023 0.918659 1.000000	$ $ $	1.153001 1.052023 0.918659	412,928.596 486,595.310 255,922.368
Fidelity VIP - Contrafund® Portfolio -Service Class 2(5)	2004 2003 2002	$ $	1.232790 1.000000	$ $	1.387678 1.232790	0.000 0.000	$ $ $	1.093234 0.863856 1.000000	$ $ $	1.242763 1.093234 0.863856	1,017,226.398 1,163,723.293 678,634.412
Fidelity - VIP Equity-Income Portfolio -Service Class 2(5)	2004 2003 2002	$ $	1.251476 1.000000	$ $	1.360683 1.251476	0.000 0.000	$ $ $	1.051697 0.819327 1.000000	$ $ $	1.154787 1.051697 0.819327	306,126.791 352,561.273 234,242.883
Fidelity - VIP Growth Portfolio -Service Class 2(7)	2004 2003	$ $	1.238538 1.000000	$ $	1.248415 1.238538	0.000 0.000	$ $ $	0.974625 0.744894 1.000000	$ $ $	0.992121 0.974625 0.744894	325,882.574 272,176.821 188,359.748
Fidelity - VIP Mid Cap Portfolio -Service Class 2(5)	2004 2003 2002	$ $	1.385512 1.000000	$ $	1.688213 1.385512	0.000 0.000	$ $ $	1.171204 0.858157 1.000000	$ $ $	1.441197 1.171204 0.858157	1,185,433.830 1,239,687.170 1,070,873.550
Fidelity - VIP Value Strategies Portfolio -Service Class 2(8)	2004 2003 2002	$ $	1.470410 1.000000	$ $	1.636169 1.470410	0.000 0.000	$ $ $	1.163843 0.749188 1.000000	$ $ $	1.307865 1.163843 0.749188	950,157.451 891,402.824 659,038.652
Asset Allocation Conservative Portfolio -Initial Class(8)	2004 2003 2002						$ $ $	1.089116 0.897589 1.000000	$ $ $	1.179538 1.089116 0.897589	1,760,242.980 1,906,847.172 876,495.345
Asset Allocation - Growth Portfolio -Initial Class(8)	2004 2003 2002						$ $ $	1.040631 0.805934 1.000000	$ $ $	1.172954 1.040631 0.805934	2,020,827.821 1,664,016.395 854,486.148
Asset Allocation - Moderate Portfolio -Initial Class(8)	2004 2003 2002						$ $ $	1.071274 0.869075 1.000000	$ $ $	1.177978 1.071274 0.869075	6,823,843.260 6,650,434.374 2,846,225.738
Asset Allocation - Moderate Growth Portfolio - Initial Class(8)	2004 2003 2002						$ $ $	1.055085 0.840459 1.000000	$ $ $	1.182586 1.055085 0.840459	6,356,501.372 5,804,645.957 3,357,597.700
American Century International -Initial Class(7)	2004 2003 2002						$ $ $	0.979225 0.791709 1.000000	$ $ $	1.105264 0.979225 0.791709	468,813.006 483,606.412 201,773.940
American Century Large Company Value -Initial Class(7)	2004 2003 2002						$ $ $	1.047037 0.823545 1.000000	$ $ $	1.177364 1.047037 0.823545	196,899.069 221,015.018 137,071.187
Capital Guardian Global - Initial Class(2)	2004 2003 2002						$ $ $	1.098404 0.808601 1.000000	$ $ $	1.202232 1.098404 0.808601	955,599.429 830,077.482 625,870.167

5

		2.30% (Continued)			1.30% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV		Ending AUV		# Units
Capital Guardian U.S. Equity -Initial Class(4)d	2004 2003 2002				$ $ $	1.067291 0.792055 1.000000	$ $ $	1.156474 1.067291 0.792055	1,611,534.272 1,649,789.133 1,226,256.128

Capital Guardian Value - Initial Class(1)	2004 2003 2002				$ $ $	1.036131 0.779903 1.000000	$ $ $	1.193653 1.036131 0.779903	1,508,385.257 1,539,423.862 965,971.937

Clarion Real Estate Securities -Initial Class(8)	2004 2003 2002				$ $ $	1.247170 0.930745 1.000000	$ $ $	1.635687 1.247170 0.930745	527,534.266 494,319.066 292,267.526

Great Companies AmericaSM -Initial Class(7)	2004 2003 2002				$ $ $	1.039727 0.844812 1.000000	$ $ $	1.044009 1.039727 0.844812	336,498.315 346,123.885 80,436.988

Great Companies - Technology SM -Initial Class (7)	2004 2003 2002				$ $ $	1.064476 0.714332 1.000000	$ $ $	1.135476 1.064476 0.714332	101,125.242 44,642.094 18,332.298

Janus Growth - Initial Class (1)	2004 2003 2002				$ $ $	1.037724 0.795832 1.000000	$ $ $	1.183452 1.037724 0.795832	110,503.555 110,653.443 59,105.896

Jennison Growth - Initial Class(1)	2004 2003 2002				$ $ $	0.957795 0.753450 1.000000	$ $ $	1.031770 0.957795 0.753450	133,750.390 133,010.504 76,322.248

J.P. Morgan Enhanced Index - Initial Class(1)	2004 2003 2002				$ $ $	1.021871 0.802779 1.000000	$ $ $	1.119870 1.021871 0.802779	429,131.773 444,036.351 248,378.848

Marsico Growth -Initial Class(5)e	2004 2003				$ $	1.193911 1.000000	$ $	1.322924 1.193911	31,344.704 51,120.812
Mercury Large Cap Value -Initial Class(5)	2004 2003 2002				$ $ $	1.037373 0.809708 1.000000	$ $ $	1.211837 1.037373 0.809708	465,807.376 443,493.164 236,553.168

MFS High Yield - Initial Class(3)	2004 2003 2002				$ $ $	1.150343 0.989712 0.954934	$ $ $	1.246462 1.150343 0.989712	835,611.020 853,805.903 426,277.791
PIMCO Total Return - Initial Class(8)	2004 2003 2002				$ $ $	1.090330 1.052874 1.000000	$ $ $	1.124682 1.090330 1.052874	3,617,838.035 3,612,769.754 2,318,021.651
Salomon All Cap - Initial Class(5)	2004 2003 2002				$ $ $	1.025659 0.768745 1.000000	$ $ $	1.105003 1.025659 0.768745	1,182,161.415 1,090,111.057 422,351.461
Templeton Great Companies Global -Initial Class(6)	2004 2003 2002				$ $ $	1.033137 0.825826 1.000000	$ $ $	1.116318 1.033137 0.825826	18,101.734 18,876.611 25,480.593
Transamerica Balanced - Initial Class(8)	2004 2003 2002				$ $ $	1.057833 0.940839 1.000000	$ $ $	1.160714 1.057833 0.940839	85,354.474 100,544.543 63,625.690
Transamerica Convertible Securities -Initial Class(8)	2004 2003 2002				$ $ $	1.127956 0.923984 1.000000	$ $ $	1.260191 1.127956 0.923984	515,791.961 404,453.723 214,322.097
Transamerica Equity - Initial Class(5)	2004 2003 2002				$ $ $	1.091940 0.842931 1.000000	$ $ $	1.248282 1.091940 0.842931	686,814.993 206,485.414 154,745.090
Transamerica Growth Opportunities -Initial Class(7)	2004 2003 2002				$ $ $	1.026868 0.792775 1.000000	$ $ $	1.182204 1.026868 0.792775	484,459.259 166,651.503 162,427.490

6

		2.30% (Continued)			1.30% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV		Ending AUV		# Units
Transamerica Money Market -Initial Class(1)	2004 2003				$ $	0.993896 0.999405	$ $	0.990971 0.993896	802,958.874 682,961.604
Transamerica Small/Mid Cap Value -Initial Class(1)	2004 2003 2002				$ $ $	1.176997 0.624786 1.000000	$ $ $	1.351774 1.176997 0.624786	177,107.523 184,776.166 270,032.372
Transamerica U.S. Government Securities -Initial Class(1)	2004 2003 2002				$ $ $	1.059877 1.042912 1.000000	$ $ $	1.080729 1.059877 1.042912	1,656,064.059 1,655,492.145 1,389,505.540
T. Rowe Price Equity Income -Initial Class(1)	2004 2003 2002				$ $ $	1.042793 0.841110 1.000000	$ $ $	1.181867 1.042793 0.841110	1,620,842.533 1,818,429.181 1,068,795.427
T. Rowe Price Growth Stock -Initial Class(1)	2004 2003 2002				$ $ $	1.055194 0.817448 1.000000	$ $ $	1.144273 1.055194 0.817448	1,496,073.109 1,435,087.254 853,039.860
T. Rowe Price Small Cap -Initial Class(5)	2004 2003 2002				$ $ $	1.031215 0.744004 1.000000	$ $ $	1.123465 1.031215 0.744004	951,825.476 1,060,864.160 539,694.275
Van Kampen Active International Allocation - Initial Class(1)	2004 2003 2002				$ $ $	1.080388 0.824046 1.000000	$ $ $	1.237571 1.080388 0.824046	307,262.736 257,636.614 99,636.670
Van Kampen Emerging Growth -Initial Class(7)	2004 2003 2002				$ $ $	0.915881 0.723956 1.000000	$ $ $	0.968672 0.915881 0.723956	700,102.325 646,387.625 415,655.829
Van Kampen Large Cap Core -Initial Class(1)	2004 2003 2002				$ $ $	1.044706 0.874009 1.000000	$ $ $	1.162777 1.044706 0.874009	277,444.584 268,697.734 214,769.043

(1)	Subaccount Inception Date July 3, 1997.
(2)	Subaccount Inception Date February 2, 1998.
(3)	Subaccount Inception Date June 2, 1998.
(4)	Subaccount Inception Date July 1, 1998.
(5)	Subaccount Inception Date May 1, 2000.
(6)	Subaccount Inception Date October 9, 2000.
(7)	Subaccount Inception Date May 1, 2001.
(8)	Subaccount Inception Date May 1, 2002.
(9)	Subaccount Inception Date November 3, 2003.
[a]	Formerly known as Merrill Lynch Basic Value V.I. Fund.
[b]	Formerly known as Merrill Lynch Global Allocation V.I. Fund.
[c]	Formerly known as Merrill Lynch High Current Income V.I. Fund.
[d]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.
[e]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.
[f]	Formerly known as AllianceBernstein Premier Growth.

7

The following information hereby amends, and to the extent inconsistent replaces, the Appendix B contained in the prospectus.

APPENDIX B

HISTORICAL PERFORMANCE DATA

Standardized Performance Data

TABLE 1 – A

Standard Average Annual Total Returns

(Assuming A Surrender Charge, ADD+ Rider and Liquidity Rider)

Double Enhanced Death Benefit

(Total Separate Account Annual Expenses: 2.85%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	10 Year or Inception(1)	Subaccount Inception Date
Mercury Basic Value V.I. Fund(2)(3)	0.45%	3.71%	6.45%	July 3, 1997(6)
Mercury Global Allocation V.I. Fund(2)(4)	3.71%	-1.29%	-2.49%	July 3, 1997(6)
Mercury High Current Income V.I. Fund(2)(5)	1.16%	2.69%	2.15%	July 3, 1997(6)
Asset Allocation – Conservative Portfolio – Service Class	-0.88%	N/A	2.26%	May 1, 2002
Asset Allocation – Growth Portfolio – Service Class	3.50%	N/A	2.02%	May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class	0.75%	N/A	2.21%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class	2.83%	N/A	2.38%	May 1, 2002
American Century International – Service Class	3.67%	N/A	-6.42%	May 1, 2001
American Century Large Company Value – Service Class	3.22%	N/A	-1.51%	May 1, 2001
Capital Guardian Global – Service Class	0.25%	-5.34%	2.13%	February 3, 1998
Capital Guardian U.S. Equity – Service Class(7)	-0.83%	N/A	-1.67%	October 9, 2000
Capital Guardian Value – Service Class	6.14%	3.13%	8.31%	May 27, 1993
Clarion Real Estate Securities – Service Class	23.02%	N/A	17.13%	May 1, 2002
Great Companies – AmericaSM – Service Class	-8.62%	N/A	-4.77%	May 1, 2001
Great Companies – TechnologySM – Service Class	-2.48%	N/A	-11.10%	May 1, 2001
Janus Growth – Service Class	4.91%	-15.94%	7.58%	July 1, 1992
Jennison Growth – Service Class	-1.45%	-10.83%	-4.22%	November 18, 1996
J.P. Morgan Enhanced Index – Service Class	0.38%	-7.21%	3.16%	May 1, 1997
Marsico Growth – Service Class(8)	1.57%	N/A	-8.05%	May 1, 2000
Mercury Large Cap Value – Service Class	7.85%	N/A	3.63%	May 1, 2000
MFS High Yield – Service Class	-0.83%	1.45%	0.83%	June 1, 1998
PIMCO Total Return – Service Class	-5.93%	N/A	0.29%	May 1, 2002
Salomon All Cap – Service Class	-1.43%	N/A	-0.52%	May 1, 2000
Templeton Great Companies Global – Service Class	-1.51%	N/A	-14.69%	October 9, 2000
Transamerica Balanced – Service Class	0.52%	N/A	1.57%	May 1, 2002
Transamerica Convertible Securities – Service Class	2.47%	N/A	5.15%	May 1, 2002
Transamerica Equity – Service Class	5.20%	N/A	-8.50%	May 1, 2000
Transamerica Growth Opportunities – Service Class	6.06%	N/A	6.61%	May 1, 2000
Transamerica U.S. Government Securities – Service Class	-7.09%	1.52%	2.66%	May 13, 1994
T. Rowe Price Equity Income – Service Class	4.16%	3.76%	9.06%	January 3, 1995
T. Rowe Price Growth Stock – Service Class	-0.74%	-4.06%	9.28%	January 3, 1995
T. Rowe Price Small Cap – Service Class	-0.25%	N/A	-6.98%	May 1, 2000
Van Kampen Active International Allocation – Service Class	5.44%	-8.16%	1.64%	April 8, 1991
Van Kampen Large Cap Core – Service Class	2.06%	-3.95%	6.62%	April 8, 1991
Van Kampen Emerging Growth – Service Class	-3.37%	N/A	-12.48%	May 1, 2001
AIM V.I. Basic Value Fund – Series II Shares	0.21%	N/A	-0.81%	May 1, 2002
AIM V.I. Capital Appreciation Fund – Series II Shares	-4.15%	N/A	-1.88%	May 1, 2002
AllianceBernstein Growth and Income Portfolio – Class B	0.58%	N/A	-2.77%	May 1, 2001
AllianceBernstein Large Cap Growth Portfolio – Class B(9)	-2.21%	N/A	-10.68%	May 1, 2001
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	10.08%	N/A	-18.77%	October 9, 2000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	-5.90%	N/A	-13.62%	October 9, 2000
MFS New Discovery Series – Service Class	-4.27%	N/A	-3.00%	May 1, 2002
MFS Total Return Series – Service Class	0.39%	N/A	1.29%	May 1, 2002
Fidelity – VIP Contrafund® Portfolio – Service Class 2	4.52%	N/A	-2.21%	May 1, 2000
Fidelity – VIP Equity-Income Portfolio – Service Class 2	0.59%	N/A	0.75%	May 1, 2000
Fidelity – VIP Growth Portfolio – Service Class 2	-7.26%	N/A	-9.50%	May 1, 2001
Fidelity – VIP Mid Cap Portfolio – Service Class 2	14.45%	N/A	8.06%	May 1, 2000
Fidelity – VIP Value Strategies Portfolio – Service Class 2	3.14%	N/A	6.86%	May 1, 2002

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

8

(2)	The Subaccounts invest in Class A shares of Merrill Lynch Variable Series Funds, Inc. portfolios. There are no 12b-1 fees deducted from Class A shares.
(3)	Formerly known as Merrill Lynch Basic Value V.I. Fund.
(4)	Formerly known as Merrill Lynch Global Allocation V.I. Fund.
(5)	Formerly known as Merrill Lynch High Current Income V.I. Fund.
(6)	Performance prior to July 3, 1997, reflects performance of Transamerica Landmark Variable Annuity subaccounts prior to the offering of the policies through Merrill Lynch.
(7)	Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadviser and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount.
(8)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.
(9)	Formerly known as AllianceBernstein Premier Growth.

TABLE 1 – B

Standard Average Annual Total Returns

(Assuming A Surrender Charge and No Riders or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	Inception of the Subaccount to 12/31/04	Subaccount Inception Date(1)
Mercury Basic Value V.I. Fund(2)(3)	2.40%	5.57%	8.20%	July 3, 1997
Mercury Global Allocation V.I. Fund(2)(4)	3.18%	4.53%	3.82%	July 3, 1997
Mercury High Current Income V.I. Fund(2)(5)	5.90%	0.43%	-0.89%	July 3, 1997

(1)	Performance prior to July 3, 1997, reflects performance of Transamerica Landmark Variable Annuity subaccounts prior to the offering of the policies through Merrill Lynch.
(2)	The Subaccounts invest in Class A shares of FAM Variable Series Funds, Inc. portfolios. There are no 12b-1 fees deducted from Class A shares.
(3)	Formerly known as Merrill Lynch Basic Value V.I. Fund.
(4)	Formerly known as Merrill Lynch Global Allocation V.I. Fund.
(5)	Formerly known as Merrill Lynch High Current Income V.I. Fund.

Non-Standardized Performance Data

TABLE 2

Non-Standardized Average Annual Total Returns

(Assuming No Surrender Charge, Riders or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

	1 Year Ended 12/31/04	5 Year Ended 12/31/04	Inception of the Subaccount to 12/31/04	Subaccount Inception Date(1)
Subaccount
Mercury Basic Value V.I. Fund(2)(3)	9.64%	6.02%	8.24%	July 3, 1997
Mercury Global Allocation V.I. Fund(2)(4)	12.91%	1.16%	-0.85%	July 3, 1997
Mercury High Current Income V.I. Fund(2)(5)	10.38%	5.04%	3.86%	July 3, 1997

9

(1)	Performance prior to July 3, 1997, reflects performance of Transamerica Landmark Variable Annuity subaccounts prior to the offering of the policies through Merrill Lynch.
(2)	The Subaccounts invest in Class A shares of FAM Variable Series Funds, Inc. portfolios. There are no 12b-1 fees deducted from Class A shares.
(3)	Formerly known as Merrill Lynch Basic Value V.I. Fund.
(4)	Formerly known as Merrill Lynch Global Allocation V.I. Fund.
(5)	Formerly known as Merrill Lynch High Current Income V.I. Fund.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

Adjusted Historical Performance Data of the Portfolios

FAM Variable Series Funds, Inc.— Adjusted Historical Data. Prior to July 3, 1997, the Mercury Basic Value V.I. Fund Subaccount, the Mercury Global Allocation V.I. Fund Subaccount and the Mercury High Current Income V.I. Fund Subaccount (the “Mercury Subaccounts”) had not yet commenced operations. However, Tables 3 and 4 show average annual total return information based on the hypothetical assumption that those subaccounts have been available to the Separate Account VA B since inception of the underlying portfolios.

TABLE 3

Hypothetical (Adjusted Historical) Average Annual Total Returns

(Assuming A Surrender Charge, No Riders and Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year	5 Year	10 Year or Inception(1)	Corresponding Portfolio Inception Date(2)
Mercury Basic Value V.I. Fund(3)	2.40%	5.57%	11.80%	July 1, 1993
Mercury Global Allocation V.I. Fund(4)	5.90%	0.43%	1.69%	May 2, 1994
Mercury High Current Income V.I. Fund(5)	3.18%	4.53%	5.85%	April 20, 1982

TABLE 4

Hypothetical (Adjusted Historical) Average Annual Total Returns

(Assuming No Surrender Charge, Riders and Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year	5 Year	10 Year or Inception(1)	Corresponding Portfolio Inception Date(2)
Mercury Basic Value V.I. Fund(3)	9.64%	6.02%	11.84%	July 1, 1993
Mercury Global Allocation V.I. Fund(4)	12.91%	1.16%	1.73%	May 2, 1994
Mercury High Current Income V.I. Fund(5)	10.38%	5.04%	5.88%	April 20, 1982

(1)	If the corresponding inception date is less than ten years the performance is for the time period since the corresponding inception date.
(2)

The Subaccounts invest in Class A shares of the FAM Variable Series Funds, Inc. portfolios. The performance data for periods prior to the date the Mercury Subaccounts commenced operations is based on the performance of the underlying portfolios and the assumption that the Mercury Subaccounts were in existence for the same period as the corresponding portfolios, with a level of charges equal to those currently assessed against the Subaccount or against owners’ policy values under the Policies. The Mercury Basic Value V.I. Fund commenced operations on July 1, 1993; the Mercury Global Allocation V.I. Fund commenced operations on May 2, 1994; and the Mercury High Current Income V.I. Fund commenced operations on April 20, 1982. For purposes of the calculation of the performance data prior to dates of inception of the subaccounts, the deductions for the mortality and expense risk fee, and administrative charge are made on a

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monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and in Transamerica’s opinion generally approximates the performance that would have resulted if the Mercury Subaccounts had actually been in existence since the inception of the underlying portfolios. Performance data for periods of less than seven years reflect deduction of the surrender charge.

(3)	Formerly known as Merrill Lynch Basic Value V.I. Fund.
(4)	Formerly known as Merrill Lynch Global Allocation V.I. Fund.
(5)	Formerly known as Merrill Lynch High Current Income V.I. Fund.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

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TRANSAMERICA LANDMARK

VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA B

By

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2005

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently offers various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company (Transamerica). You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Transamerica Landmark Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2005. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, P.O. Box 3183, Cedar Rapids, Iowa, 52406-3183. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/TRANSAMERICA SERIES TRUST – SERVICE CLASS

Portfolio Construction Manager: Morningstar Associates, LLC

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by American Century Global Investment Management, Inc.

American Century International

American Century Large Company Value

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Real Estate Securities

Subadvised by Great Companies, L.L.C.

Great Companies – America SM

Great Companies – Technology SM

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Jennison Associates LLC

Jennison Growth

Subadvised by J.P. Morgan Investment Management Inc.

J.P. Morgan Enhanced Index

Subadvised by Banc of America Capital Management, LLC

Marsico Growth

Subadvised by Mercury Advisors

Mercury Large Cap Value

Subadvised by MFS® Investment Management

MFS High Yield

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc.

Salomon All Cap

Subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C

Templeton Great Companies Global

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica U.S. Government Securities

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Subadvised by Morgan Stanley Investment Management, Inc.

Van Kampen Active International Allocation

Van Kampen Large Cap Core

Subadvised by Van Kampen Asset Management

Van Kampen Emerging Growth

AIM VARIABLE INSURANCE FUNDS – SERIES II

Managed by A I M Advisors, Inc.

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. – CLASS B

Managed by Alliance Capital Management L.P.

AllianceBernstein Growth and Income Portfolio

AllianceBernstein Large Cap Growth Portfolio

JANUS ASPEN SERIES – SERVICE SHARES

Managed by Janus Capital Management LLC

Janus Aspen – Mid Cap Growth Portfolio

Janus Aspen – Worldwide Growth Portfolio

MFS® VARIABLE INSURANCE TRUSTSM – SERVICE CLASS

Managed by MFS® Investment Management

MFS New Discovery Series

MFS Total Return Series

VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity – VIP Contrafund® Portfolio

Fidelity – VIP Equity-Income Portfolio

Fidelity – VIP Growth Portfolio

Fidelity – VIP Mid Cap Portfolio

Fidelity – VIP Value Strategies Portfolio

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3

GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustment.

Annuitant—The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Cash Value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).

Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Owner— The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information provided to us to issue a policy.

Policy Date— The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year—A policy year begins on the policy date and on each policy anniversary.

Separate Account—Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Subaccount—A subdivision within the separate account, the assets of which are invested in specified underlying fund portfolios.

You (Your)—the owner of the contract.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (Transamerica, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of Transamerica. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers subaccounts that are listed in Section 3. Each subaccount invests exclusively in shares of one of the underlying funds. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2.	PURCHASE

You can buy a nonqualified policy with $5,000 or more, and a qualified policy with $1,000 or more, under most circumstances. You can add as little as $50 at any time during the accumulation phase.

3.	INVESTMENT CHOICES

You can allocate your premium payments to one or more of the following underlying fund portfolios described in the underlying fund prospectuses:

Asset Allocation – Conservative Portfolio – Service Class

Asset Allocation – Growth Portfolio – Service Class

Asset Allocation – Moderate Portfolio – Service Class

Asset Allocation – Moderate Growth Portfolio – Service Class

American Century International – Service Class

American Century Large Company Value – Service Class

Capital Guardian Global – Service Class

Capital Guardian U.S. Equity – Service Class

Capital Guardian Value – Service Class

Clarion Real Estate Securities – Service Class

Great Companies – America SM – Service Class

Great Companies – Technology SM – Service Class

Janus Growth – Service Class

Jennison Growth – Service Class

J.P. Morgan Enhanced Index – Service Class

Marsico Growth – Service Class

Mercury Large Cap Value – Service Class

MFS High Yield – Service Class

PIMCO Total Return – Service Class

Salomon All Cap – Service Class

Templeton Great Companies Global – Service Class

Transamerica Balanced – Service Class

Transamerica Convertible Securities – Service Class

Transamerica Equity – Service Class

Transamerica Growth Opportunities – Service Class

Transamerica Money Market – Service Class

Transamerica U.S. Government Securities – Service Class

T. Rowe Price Equity Income – Service Class

T. Rowe Price Growth Stock – Service Class

T. Rowe Price Small Cap – Service Class

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Van Kampen Active International Allocation – Service Class

Van Kampen Large Cap Core – Service Class

Van Kampen Emerging Growth – Service Class

AIM V.I. Basic Value Fund – Series II

AIM V.I. Capital Appreciation Fund – Series II

AllianceBernstein Growth and Income Portfolio – Class B

AllianceBernstein Large Cap Growth Portfolio – Class B

Janus Aspen – Mid Cap Growth Portfolio – Service Shares

Janus Aspen – Worldwide Growth Portfolio – Service Shares

MFS New Discovery Series – Service Class

MFS Total Return Series – Service Class

Fidelity – VIP Contrafund® Portfolio – Service Class 2

Fidelity – VIP Equity-Income Portfolio – Service Class 2

Fidelity – VIP Growth Portfolio – Service Class 2

Fidelity – VIP Mid Cap Portfolio – Service Class 2

Fidelity – VIP Value Strategies Portfolio – Service Class 2

As of May 1, 2003, new policy owners may only invest in the Service Class subaccounts of AEGON/ Transamerica Series Trust. The Initial Class subaccounts of the AEGON/ Transamerica Series Trust are only available to owners that purchased the policy before May 1, 2003. The Service Class of the AEGON/ Transamerica Series Trust has a Rule 12b-1 Plan (and higher expenses) and the Initial Class does not.

Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

4.	PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide past performance information in Appendix B and in the SAI. This data does not indicate future performance.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued after the date of this prospectus. See Appendix C for older policies.

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 8% of premium payments surrendered within seven years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.

We deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.30% (if you choose the “Return of Premium Death Benefit”), or 1.50% (if you choose the Annual Step-Up Death Benefit), or 1.80% (if you choose the “Double Enhanced Death Benefit”) from the assets in each subaccount.

During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of

6

surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable, which currently range from 0% to 3.50%.

If you elect the Initial Payment Guarantee when you annuitize, there is a daily fee currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

If you elect the Additional Death Distribution, there is an annual fee during the accumulation phase of 0.25% of the policy value.

If you elect the Additional Death Distribution+ (“ADD+”), there is a annual fee during the accumulation phase of 0.55% of the policy value.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.	ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies). You may generally take free of surrender charges each year:

•	10% of your premium payments; or

•	any gains in the policy.

Amounts surrendered in excess of this free amount may be subject to a surrender charge and excess interest adjustment. You may also have to pay income tax and a tax penalty on any money you take out.

The gains in the policy are the amount equal to the policy value, minus the sum of all premium payments, reduced by all prior partial surrenders deemed to be from premium.

If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.

7.	ANNUITY PAYMENTS
(THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Initial Payment Guarantee is available as an optional rider and it guarantees a minimum amount for each payment.

8.	DEATH BENEFIT

If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, no death benefit is paid if the owner dies.

Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you generally may choose one of the following guaranteed minimum death benefits:

•	Double Enhanced; or

•	Annual Step-Up; or

•	Return of Premium.

Charges are lower for the Return of Premium Death Benefit.

7

After the policy is issued, the guaranteed minimum death benefit cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. If you are younger than 59½ when you take money out, you may incur a 10% federal penalty tax on the taxable earnings. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income.

10.	ADDITIONAL FEATURES

This policy has additional features that might interest you. These include the following:

•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•	You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this rider.

•	You can elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death Distribution” (“ADD”) and “Additional Death Distribution +” (“ADD+”). There is an extra charge for these riders.

•	Under certain medically related circumstances, you may surrender all or part of the policy value without a surrender charge and excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of surrender charges and excess interest adjustments. This feature is called the “Unemployment Waiver.”

•	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

•	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

These features may not be available for all policies, may vary for certain policies, and may not be suitable for your particular situation.

11.	OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally at least 10 days (after you receive the policy), or whatever longer time

8

may be required by state law. The amount of the refund will generally be the premiums paid and accumulated gains or losses in the separate account. Please note, we will not credit interest on amounts allocated to the fixed account if you return your policy for a refund during the right to cancel period. We will pay the refund within 7 days after we receive (at our administrative and service office) written notice of cancellation and the returned policy within the applicable period. The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.

Old Policies. This prospectus generally describes policies issued after the date of this prospectus. See Appendix C for information on how older policies have different features and requirements, and sometimes different fees and deductions.

State Variations. Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of the legal restrictions in your state. See your policy for specific variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.

Financial Statements. Financial Statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation before January 1, 2005) is in Appendix A to this prospectus.

12.	INQUIRIES

If you need more information, please contact us at our Administrative and Service Office:

Administrative and Service Office

Attention: Customer Care Group

Transamerica Life Insurance Company

P.O. Box 3183

Cedar Rapids, IA 52406-3183

Overnight Address:

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

You may check your policy at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone that knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

9

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	8%
Transfer Fee(3)	$0 - $10

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge(4)	$0 - $35 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(5)	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%
Optional Separate Account Expenses:
Double Enhanced Death Benefit(6)	0.50%
Annual Step-Up Death Benefit(7)	0.20%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(8)	1.80%
Optional Rider Fees:
Additional Death Distribution(9)	0.25%
Additional Death Distribution+(10)	0.55%

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2004 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in the future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(11):	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.64%	1.35%

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the portfolios, and the highest combination of separate account expenses and optional rider fees (including any riders offered by supplement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(12)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1,211	$2,105	$2,407	$4,658
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$490	$1,472	$2,407	$4,658

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

10

(2)	The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge decreases based on the number of years since the premium payment was made.

If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each account’s policy value as a percentage of the policy’s total policy value. The annual service charge is deducted on each policy anniversary and at the time of full surrender. We may waive the service charge in certain instances.

(5)	The mortality and expense risk fee shown (1.15%) is for the “Return of Premium Death Benefit.”

(6)	The fee for the “Double Enhanced Death Benefit” (0.50%) is in addition to the mortality and expense risk fee for a total mortality and expense risk fee of 1.65%.

(7)	The fee for the “Annual Step-Up Death Benefit” (0.20%) is in addition to the mortality and expense risk fee for a total mortality and expense risk fee of 1.35%.

(8)	The Double Enhanced Death Benefit fee is included herein.

(9)	The annual Additional Death Distribution fee is 0.25% of the policy value and is deducted only during the accumulation phase.

(10)	The annual Additional Death Distribution+ fee is 0.55% of the policy value and is deducted only during accumulation phase.

(11)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2003 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisors or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(12)	The Example does not reflect premium tax charges or transfer fees. Different fees and expense not reflected in the Example may be assessed during the income phase of the policy.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

11

1.	THE ANNUITY POLICY

This prospectus describes the Transamerica Landmark Variable Annuity policy offered by Transamerica Life Insurance Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. These differences are noted in Appendix C.

An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee, then Transamerica will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.	PURCHASE

Policy Issue Requirements

Transamerica will not issue a policy unless:

•	Transamerica receives (at our administrative and service office) all information needed to issue the policy;

•	Transamerica receives (at our administrative and service office) a minimum initial premium payment; and

•	The annuitant, owner, and any joint owner are age 90 or younger (may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the policy.

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Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining that the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 require prior approval by Transamerica.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our administrative and service office or by telephone, subject to the limitations described under “Telephone Transactions.” The allocation change will apply to premium payments received on or after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.

Transamerica reserves the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock

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Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3.	INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the policy for new investors. The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy:

AEGON/TRANSAMERICA SERIES TRUST – SERVICE CLASS(1)(2)

Portfolio Construction Manager: Morningstar Associates, LLC(3)

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by American Century Global

Investment Management, Inc.(4)

American Century International

American Century Large Company Value

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Real Estate Securities

Subadvised by Great Companies, L.L.C.

Great Companies – America SM

Great Companies – Technology SM

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by Jennison Associates LLC

Jennison Growth

Subadvised by J.P. Morgan Investment Management Inc.

J.P. Morgan Enhanced Index

Subadvised by Banc of America Capital Management, LLC

Marsico Growth(5)

Subadvised by Mercury Advisors

Mercury Large Cap Value – Service Class

Subadvised by MFS® Investment Management

MFS High Yield

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc.

Salomon All Cap

Subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

Templeton Great Companies Global

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica U.S. Government Securities

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Subadvised by Morgan Stanley Investment Management Inc.

Van Kampen Active International Allocation

Van Kampen Large Cap Core

Subadvised by Van Kampen Asset Management

Van Kampen Emerging Growth

AIM VARIABLE INSURANCE FUNDS – SERIES II

Managed by A I M Advisors, Inc.

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. – CLASS B

Managed by Alliance Capital Management L.P.

AllianceBernstein Growth and Income Portfolio

AllianceBernstein Large Cap Growth Portfolio(6)

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JANUS ASPEN SERIES – SERVICE SHARES

Managed by Janus Capital Management LLC

Janus Aspen – Mid Cap Growth Portfolio

Janus Aspen – Worldwide Growth Portfolio

MFS® VARIABLE INSURANCE TRUSTSM – SERVICE CLASS

Managed by MFS® Investment Management

MFS New Discovery Series

MFS Total Return Series

VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity – VIP Contrafund® Portfolio

Fidelity – VIP Equity-Income Portfolio

Fidelity – VIP Growth Portfolio

Fidelity – VIP Mid Cap Portfolio

Fidelity – VIP Value Strategies Portfolio

(1)	As of May 1, 2003, new policyholders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to policyholders that purchased the policy before May 1, 2003. The Service Class has a Rule 12b-1 Plan (and higher expenses) and the Initial Class does not.

(2)	Formerly known as AEGON/Transamerica Series Fund, Inc.

(3)	Formerly subadvised by AEGON/Transamerica Series Fund Advisers, Inc.

(4)	Formerly subadvised by American Century Investment Management, Inc.

(5)	This subaccount was re-opened May 1, 2003. If you purchased your policy prior to May 1, 2003, you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003, or after, you may only invest in Service Class shares.

(6)	Formerly known as AllianceBernstein Premier Growth.

The following subaccounts are only available to owners who held an investment in those subaccounts on May 1, 2002. However, if any such owner surrenders all of his or her money from these subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.

AEGON/TRANSAMERICA SERIES TRUST –INITIAL CLASS(1)

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Dividend Growth

(1)	Formerly known as AEGON/Transamerica Series Fund, Inc.

JANUS ASPEN SERIES – SERVICE SHARES

Managed by Janus Capital Management LLC

Janus Aspen – Mid Cap Value Portfolio

VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity – VIP Growth Opportunities Portfolio

The following subaccount is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.

AEGON/TRANSAMERICA SERIES TRUST – INITIAL CLASS(1)

Subadvised by Transamerica Investment Management, LLC

Transamerica Small/Mid Cap Value

(1)	Formerly known as AEGON/Transamerica Series Fund, Inc.

The general public may not purchase shares of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment advisor or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

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More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by Transamerica, and Transamerica may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the underlying fund portfolio or its service providers, or whether affiliates of the underlying fund portfolio can provide marketing and distribution support for sales of the policies. (See “Revenue We Receive”.) We have included the ATST underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Fund Advisers.

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations, whose selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that is available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

We also reserve the right to limit the number of subaccounts you are invested in at any one time.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act.

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Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum, however.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with Transamerica’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account as often as you wish within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

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We reserve the right to prohibit transfers to the fixed account.

The number of transfers permitted may be limited and a $10 charge per transfer may apply.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to the limitations described below under “Telephone Transactions.”

Disruptive Trading and Market Timing

Statement of Policy. This variable insurance product was not designed for the use of market timers or other investors who make programmed, large, frequent, or short-term transfers. Such transfers may be disruptive to the underlying fund portfolios and increase transaction costs.

Market timing and other programmed, large, frequent, or short-term transfers among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and other transfers and we do not make special arrangements or grant exceptions to accommodate market timing or other potentially disruptive or harmful trading. As discussed herein, we cannot detect or deter all market timing or other potentially disruptive trading. Do not invest with us if you intend to conduct market timing or other potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from programmed, large, frequent, or short-term transfers among subaccounts of variable products issued by these other insurance companies or retirement plans.

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Deterrence. If we determine you are engaged in market timing or other disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order, or (3) because of a history of large or frequent transfers. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•	expressly limit the number or size of transfers in a given period; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period), it is likely that some level of market timing will occur before it is detected and steps taken to deter it (although some level of market timing can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or other disruptive trading may be

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limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter frequent or harmful transfers by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or other disruptive trading may be limited by provisions of the variable insurance product.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter market timing or other harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in frequent transfer activity among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and other programmed, large, frequent, or short-term transfers. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that the sole protection they may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing or other disruptive trading.

Omnibus Order. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if

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an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4.	PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. The deduction of any applicable premium taxes, surrender charges, or rider fees would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadvisor, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

All types of performance data may not reflect all of the fees and charges that may be deducted (such as fees for optional benefits) and performance figures would be lower if these charges were included.

Appendix B to this prospectus contains past performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Past performance is no indication of future performance; future performance will vary and future results will not be the same as the results shown.

5.	EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses. You can surrender up to the greater of 10% of your premium payments or any gains in the policy once each year free of surrender charges. This amount is referred to as the free percentage and is determined at the time of surrender. (The free percentage is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

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The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 - 1	8%
1 - 2	8%
2 - 3	7%
3 - 4	6%
4 - 5	5%
5 - 6	4%
6 - 7	3%
More than 7	0

For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 (8% of $30,000 - $10,000).

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 – ($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable and, if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from earnings first.

Life with Emergency CashSM Surrender Charge

If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date. The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;

•	this surrender charge is a percentage of the adjusted policy value applied to the Life with Emergency CashSM annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the

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guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge.

During the accumulation phase: for the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.15%; for the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is 0.20% higher, at an annual rate of 1.35%, and for the Double Enhanced Death Benefit, the mortality and expense risk fee is 0.50% higher, at an annual rate of 1.65%. During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, during the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

•	a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Transfer Fee

You are generally allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your 12 free transfers per year. All transfer requests made at the same time are treated as a single request.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a rider fee currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the rider.

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Additional Death Distribution

If you elect the Additional Death Distribution, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase.

Additional Death Distribution+ (“ADD+”)

If you elect the ADD+, there is an annual rider fee during the accumulation phase of 0.55%. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The minimum and maximum fund expenses for the previous calendar year are found in the “Annuity Policy Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in consideration of certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•	Rule 12b-1 Fees. We and our affiliate, AFSG Securities Corporation (“AFSG”), the principal underwriter for the policies, receive some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by AFSG that are attributable to our variable insurance products are then credited to us. These fees range from 0.10% to 0.25% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

•	Administrative, Marketing and Support Service Fees (“Support Fees”). We and our affiliates, including AFSG, may receive compensation from the investment adviser, sub-adviser, administrators, and/or distributors (or affiliates thereof) of the underlying fund portfolios for administrative and other services related to separate account operations. The amount of this compensation is based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The chart below provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Transamerica and AFSG

Fund	Maximum Fee % of assets(1)
AEGON/Transamerica Series Trust	0.25	%(2)
AIM Variable Insurance Fund	0.50%
AllianceBernstein Variable Products Series Fund, Inc.	0.45%
Janus Aspen	0.25%
MFS Variable Insurance Trust	0.45%
Variable Insurance Products Fund (Fidelity)	0.50%

(1)	Payments are based on a percentage of the average assets of each underlying fund portfolio owned by

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the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

(2)	Since ATST is managed by an affiliate, there are additional benefits to us and our affiliates for amounts you allocate to the ATST portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant.

•	Other Payments. Transamerica Capital, Inc. (“TCI”), the wholesale distributor for the policies, also directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts are paid out of the advisers’ or sub-advisers’ own resources and not out of underlying fund portfolio assets. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates) (1) may pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences that are attended by TCI’s wholesalers; (2) may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies; and (3) may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to cooperate with their promotional efforts. The amounts may be significant and provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2004, TCI received revenue sharing payments ranging from $1,000 to $30,000 (for a total of $316,000) from the following Fund managers and/or sub-advisers to participate in TCI’s events: T. Rowe Price, Morgan Keegan, American Century, Transamerica Investment Management, Fidelity, Merrill Lynch, Pacific Investment Management LLC, Van Kampen Investments, Janus Capital Management, and ING Clarion CRA. Please note some of the aforementioned Fund managers and/or subadvisors may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the Funds, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses that we and our affiliates incur in promoting, issuing, distributing and administering the policies.

For further details about the compensation payments we make in connection with the sale of the policies, see “Distributor of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a full or partial surrender); or

•	by taking systematic payouts.

Surrenders

If you take a full surrender, you will receive your cash value.

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If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

You may elect to take up to the greater of 10% of your premium payments or any gains in the policy free of surrender charges once each policy year. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency CashSM payment option.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive all required information at our administrative and service office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

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There will be no excess interest adjustment on any of the following:

•	surrenders of cumulative interest credited;

•	Nursing Care and Terminal Condition Withdrawal Option surrenders;

•	Unemployment Waiver surrenders;

•	surrenders to satisfy any minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

7.	ANNUITY PAYMENTS
(THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is 30 days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.

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A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Options 1 and 2 are fixed only. Options 3 and 4 can be fixed or variable.

Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period. No funds will remain at the end of the period.

Payment Option 2—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 3—Life Income. You may choose between:

•	No Period Certain (fixed or variable)—Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)—Payments will be made for the longer of the annuitant’s lifetime or ten years.

•	Guaranteed Return of Policy Proceeds (fixed only)—Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

•	Life with Emergency CashSM (fixed or variable)—Payments will be made during the annuitant’s lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Payment Option 4—Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)—Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

•

Life with Emergency CashSM (fixed or variable)—Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be

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subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

Other annuity payment options may be arranged by agreement with Transamerica. The default option will be Option 3 Life with 10 Years Certain. Some annuity payment options may not be available for all policies.

If your policy is a qualified policy, payment options 1 and 2 may not satisfy minimum required distributions rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency CashSM; and

•	the annuitant dies before age 101;

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

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If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All current surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death for the adjusted policy value minus any applicable rider fees.

Distribution requirements apply to the policy value upon the death of any owner. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	annuity payments are being made under the Life with Emergency CashSM; and

•	the annuitant dies before age 101 (or earlier, if a qualified policy);

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

Succession of Ownership

If any owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit will generally be the greatest of:

•	policy value on the date we receive the required information at our administrative and service office; or

•	cash value on the date we receive the required information at our administrative and service office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge); or

•	guaranteed minimum death benefit (discussed below), plus premium payments, less gross partial surrenders from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue, to policies issued after the date of this prospectus. For other policies, see Appendix C.

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On the policy application, you generally may choose one of the guaranteed minimum death benefit options listed below (age limitations may apply).

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

A.	Double Enhanced Death Benefit

The death benefit under this option is the greater of 1 or 2 below:

1.	The 6% Annually Compounding through age 80 Death Benefit is:

•	the total premium payments; less

•	any adjusted partial surrenders;

•	accumulated at an effective annual rate of 6% from the premium payment date or surrender date to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.

2.	The Monthly Step-Up through age 80 Death Benefit is equal to:

•	the largest policy value on the policy date or on any monthly anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus

•	any premium payments subsequent to the date of any monthly anniversary with the largest policy value; minus

•	any adjusted partial surrenders subsequent to the date of the monthly anniversary with the largest policy value.

This benefit is not available if the owner or annuitant is age 71 or older on the policy date. There is an extra charge for this death benefit of 0.50% annually for a total mortality and expense risk fee of 1.65%.

B.	Annual Step-Up Death Benefit

On each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus

•	any premium payments since that date; minus

•	any adjusted partial surrenders since that date.

The Annual Step-Up Death Benefit is not available if the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.20% annually for a total mortality and expense risk fee of 1.35%.

C.	Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	total premium payments; less

•	any adjusted partial surrenders as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose one of the other death benefit options on the policy application. The charges are lower for this option.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit

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exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as “adjusted partial surrender” in your policy.

9.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy—qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•	Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•	Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis.

•	Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. The policy may contain death benefit features that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount

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of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders—Qualified Policies

The information herein describing the taxation of nonqualified policies does not apply to qualified policies.

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax advisor.

You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Surrenders—403(b) Policies

The Internal Revenue Code limits partial withdrawals and surrenders from certain 403(b) policies. Partial withdrawals and surrenders can generally only be made when an owner:

•	reaches age 59½;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies.

Surrenders—Nonqualified Policies

If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). Loans, pledges, and

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assignments are taxed in the same manner as partial withdrawals and surrenders. Pledges and assignments are taxed in the same manner as partial withdrawals. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include any amounts:

•	paid on or after the taxpayer reaches age 59½;

•	paid after an owner dies;

•	paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•	Fixed payments—by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•	Variable payments—by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received

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that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-skipping transfer tax.

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity purchases by residents of Puerto Rico

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

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Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

We have the right to modify the policy to meet the regulations of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of payouts made per year, where:

(1)	up to 10% of your premium payments (reduced by prior withdrawals in that policy year); or

(2)	is any gains in the policy.

This amount may be taken free of surrender charges. Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period from the date we receive your instructions. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Payout Option is in effect, the Systematic Payout Option will terminate.

There is no charge for this benefit.

Income Benefit Programs

The Family Income Protector and Managed Annuity Programs are no longer available for new sales, but if you have previously elected one of these benefits you can still upgrade. If you upgrade your minimum annuitization value or minimum income base, you will generally receive the Managed Annuity Program II.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your policy. You cannot delete this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

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The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize and elect the rider, the guaranteed percentage will not change during the life of the rider. Contact us for the current guaranteed percentage.

Rider Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. You pay whatever the fee is when you annuitize.

Other. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain policies and may not be available for all policies.

Additional Death Distribution

The optional “Additional Death Distribution” pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80.

Additional Death Distribution Amount. The Additional Death Distribution is only payable if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:

•	the Additional Death Distribution factor (see below); multiplied by

•	the rider earnings on the date the death benefit is calculated.

Rider earnings equal:

•	the policy value on the date the death benefit is determined; minus

•	policy value on the rider date; minus

•	premium payments after the rider date; plus

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Additional Death Distribution if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.

The Additional Death Distribution factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.

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For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.

Please see the SAI for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving a death benefit and Additional Death Distribution, the spouse will receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 80.

Rider Fee. A rider fee, 0.25% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our administrative and service office in writing,

•	the policy is annuitized or surrendered, or

•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and IRAs. Consult a tax advisor before electing this rider for any qualified plan or IRA.

The Additional Death Distribution may vary for certain policies and may not be available for all policies.

Additional Death Distribution+ (“ADD+”)

The optional “ADD+” pays an additional death benefit amount when a death benefit is payable under your policy, in certain circumstances. The ADD+ is only available for issue ages through age 75.

ADD+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the policy value less any premiums added after the rider date.

The rider benefit percentage may vary but will currently be equal to 30% for issue ages 0 – 70 and 20% for issue ages 71 – 75.

No benefit is payable under the ADD+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.

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For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

Please see the SAI for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional benefit.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving the death benefit and ADD+, the spouse will receive a one-time policy value increase equal to the ADD+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she under the age of 76.

Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our administrative and service office in writing,

•	the policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the ADD+ may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and for any qualified plan or IRA. Consult a tax adviser before electing this rider.

The ADD+ may vary for certain policies and may not be available for all policies.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row; or

•	diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit may vary for certain policies and may not be available for all policies.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;

•	employed full time on the policy date;

•	unemployed for at least 60 days in a row at the time of surrender;

•	must have a minimum cash value at the time of surrender of $5,000; and

•	you (or your spouse) must be receiving unemployment benefits.

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You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

This benefit may vary for certain policies and may not be available for all policies.

Telephone Transactions

You may generally make transfers and change the allocation of additional premium payments by telephone IF:

•	you select the “Telephone Transfer/Reallocation Authorization” box in the policy application or enrollment information; or

•	you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny the telephone transaction privileges to market timers.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•	Special—You may elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly and 4 quarterly, and the maximum is 24 monthly and 8 quarterly.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

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A Dollar Cost Averaging program will begin once we receive the premium. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market investment option; and

•	any amount in a variable source will remain in that variable investment option; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

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11.	OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment at our administrative and service office. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a wholly-owned indirect subsidiary of AEGON U.S. Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON U.S. Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in all states except New York, the District of Columbia and Guam.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account, called Separate Account VA B, under the laws of the State of Iowa on January 19, 1990. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to Transamerica’s other income, gains or losses.

The assets of the separate account are held in Transamerica’s name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate account may include other subaccounts that are not available under these policies.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of Transamerica, as well as

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variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios’ prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and there will be a new surrender charge period and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

Transamerica will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, AFSG, for the distribution and sale of the policies. We may reimburse AFSG for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.) AFSG has an arrangement with Transamerica Capital, Inc. (“TCI”) (also an affiliate) to act as distributor for the policies. TCI markets the policies through the banking channel and serves as the wholesaler to national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and

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with AFSG as principal underwriter for the policies. We pay commissions through AFSG to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

The selling firms who have selling agreements with us and AFSG are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 7% of premiums.

To the extent permitted by NASD rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The registered representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to AFSG and pays the cost of AFSG’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also pay for a portion of TCI’s operating and others expenses by providing TCI with a percentage of total commissions paid on sales of our policies and by providing TCI with capital payments that are not contingent on sales.

TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

Revenue Sharing Paid to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences and seminars, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms.

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Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the policies and other criteria. For instance, in 2004, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from $3,500 to $262,500, and payments of between .04% and ..40% on new sales. TCI also paid selling firm’s special fees based on new sales and/or assets under management.

During 2004, we and/or TCI had entered into such “preferred product” arrangements with the following selling firms:

Atlas Securities

Cannex Financial Exchanges

Capital Financial Services

Centaurus Financial

Hanson McClain/Securities America

Harbour Investments

Huntington Investments

Leonard & Company

Lincoln Financial Advisers

LPL Financial

MacDonald Investments

Merrill Lynch

NFP Securities

Prospera Financial

Prudential Securities

Questar Financial

Raymond James Financial

Securities America

Smith Barney

Stanford Group

Stifel Nicholas

UBS Financial Services

US Bancorp Piper Jaffray

During 2004, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):

Name of Firm	Amount Paid in 2004
Merrill Lynch	$431,039.83
LPL Financial	$155,290.00
Lincoln Financial Advisers	$61,927.00
Securities America	$50,199.53
Huntington Investments	$50,000.00
Raymond James Financials	$48,595.27
Atlas Securities	$27,141.62
Centaurus Financial	$26,853.68
Questar Financials	$10,800.00
NFP Securities	$5,441.50

Commissions and other incentives or payments described above are not charged directly to policy owners or the separate account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the policy and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the policies.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its

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ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at: 202-624-2121.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, on the ability of AFSG Securities Corporation, to perform under its principal underwriting agreement, or on the ability of Transamerica to meet its obligations under the policy.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms
The Policy—General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Additional Death Distribution Rider – Additional Information
Additional Death Distribution + Rider – Additional Information
Historical Performance Data
Published Ratings
State Regulation of Transamerica
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Legal Matters
Independent Registered Public Accounting Firm
Other Information
Financial Statements
Appendix A –
Condensed Financial Information
Appendix B –
Merrill Lynch Condensed Financial Information

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2004. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling:	(800) 525-6205

writing:	Transamerica Life Insurance Company
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

		2.30%					1.30%
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Asset Allocation Conservative Portfolio -Service Class(15)	2004 2003	$ $	1.151154 1.000000	$ $	1.231489 1.151154	54,787.384 0.000	$ $	1.158727 1.000000	$ $	1.251868 1.158727	10,401,049.713 2,687,666.346
Asset Allocation - Growth Portfolio -Service Class(15)	2004 2003	$ $	1.240772 1.000000	$ $	1.381416 1.240772	18,776.582 18,868.706	$ $	1.248932 1.000000	$ $	1.404276 1.248932	11,337,591.962 1,215,964.250
Asset Allocation - Moderate Portfolio -Service Class(15)	2004 2003	$ $	1.172951 1.000000	$ $	1.274074 1.172951	33,359.296 0.000	$ $	1.180666 1.000000	$ $	1.295146 1.180666	24,955,620.049 4,421,263.876
Asset Allocation - Moderate Growth Portfolio - Service Class(15)	2004 2003	$ $	1.199864 1.000000	$ $	1.327175 1.199864	280,489.005 57,230.679	$ $	1.207772 1.000000	$ $	1.349136 1.207772	27,821,738.453 4,238,377.358
American Century International -Service Class(14)	2004 2003	$ $	1.249023 1.000000	$ $	1.394598 1.249023	957.186 959.858	$ $	1.257247 1.000000	$ $	1.417665 1.257247	335,232.509 26,522.590
American Century Large Company Value -Service Class(14)	2004 2003	$ $	1.225218 1.000000	$ $	1.360651 1.225218	0.000 0.000	$ $	1.233271 1.000000	$ $	1.383150 1.233271	188,017.992 18,082.738
Capital Guardian Global -Service Class(9)	2004 2003	$ $	1.303565 1.000000	$ $	1.409258 1.303565	0.000 0.000	$ $	1.312143 1.000000	$ $	1.432568 1.312143	1,044,137.666 217,348.896
Capital Guardian U.S. Equity -Service Class(11)	2004 2003	$ $	1.242941 1.000000	$ $	1.330267 1.242941	21,149.069 21,202.073	$ $	1.251112 1.000000	$ $	1.352264 1.251112	1,069,322.551 174,955.714
Capital Guardian Value -Service Class(4)	2004 2003	$ $	1.276291 1.000000	$ $	1.451947 1.276291	20,524.049 20,575.488	$ $	1.284690 1.000000	$ $	1.475955 1.284690	1,796,356.930 396,915.262
Clarion Real Estate Securities -Service Class(15)	2004 2003	$ $	1.261219 1.000000	$ $	1.633413 1.261219	18,006.254 18,584.528	$ $	1.269513 1.000000	$ $	1.660425 1.269513	944,555.515 47,286.708
Great Companies AmericaSM -Service Class(14)	2004 2003	$ $	1.159012 1.000000	$ $	1.149466 1.159012	0.000 0.000	$ $	1.166636 1.000000	$ $	1.168483 1.166636	229,306.447 61,444.323
Great Companies - TechnologySM -Service Classs(14)	2004 2003	$ $	1.299095 1.000000	$ $	1.365772 1.299095	2,547.967 892.5815	$ $	1.307629 1.000000	$ $	1.388348 1.307629	246,949.090 90,827.467
Janus Growth -Service Class (2)	2004 2003	$ $	1.198385 1.000000	$ $	1.349704 1.198385	1,726.108 0.000	$ $	1.206254 1.000000	$ $	1.372020 1.206254	129,129.725 136,655.788
Jennison Growth -Service Class(7)	2004 2003	$ $	1.197292 1.000000	$ $	1.274091 1.197292	0.000 0.000	$ $	1.205162 1.000000	$ $	1.295150 1.205162	48,946.191 43,981.050
J.P. Morgan Enhanced Index -Service Class(8)	2004 2003	$ $	1.209751 1.000000	$ $	1.309105 1.209751	0.000 0.000	$ $	1.217705 1.000000	$ $	1.330739 1.217705	770,281.700 45,341.548
Marsico Growth -Service Class(12)	2004 2003	$ $	1.184729 1.000000	$ $	1.297321 1.184729	0.000 0.000	$ $	1.192513 1.000000	$ $	1.318758 1.192513	412,222.827 224,319.671

47

		2.30% (Continued)					1.30%(Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Mercury Large Cap Value -Service Class(12)	2004 2003	$ $	1.252476 1.000000	$ $	1.444602 1.252476	0.000 0.000	$ $	1.260709 1.000000	$ $	1.468479 1.260709	331,854.600 281,910.466
MFS High Yield -Service Class(10)	2004 2003	$ $	1.079727 1.000000	$ $	1.155681 1.079727	20,193.351 19,145.805	$ $	1.086836 1.000000	$ $	1.174817 1.086836	680,959.043 175,452.171
PIMCO Total Return -Service Class(15)	2004 2003	$ $	1.005095 1.000000	$ $	1.023862 1.005095	2,673.065 2,349.053	$ $	1.011723 1.000000	$ $	1.040825 1.011723	2,428,758.876 640,564.778
Salomon All Cap -Service Class(12)	2004 2003	$ $	1.269268 1.000000	$ $	1.351017 1.269268	18,590.358 18,570.442	$ $	1.277605 1.000000	$ $	1.373361 1.277605	352,010.862 160,828.812
Templeton Great Companies Global -Service Class(13)	2004 2003	$ $	1.200018 1.000000	$ $	1.078330 1.200018	0.000 0.000	$ $	1.207910 1.000000	$ $	1.085463 1.207910	456,665.621 18,827.837
Transamerica Balanced -Service Class(15)	2004 2003	$ $	1.092598 1.000000	$ $	1.184125 1.092598	1,068.458 1,071.447	$ $	1.099798 1.000000	$ $	1.203735 1.099798	407,350.144 20,912.321
Transamerica Convertible Securities -Service Classs(15)	2004 2003	$ $	1.148118 1.000000	$ $	1.268063 1.148118	0.000 0.000	$ $	1.155678 1.000000	$ $	1.289055 1.155678	1,071,172.175 167,633.631
Transamerica Equity -Service Class(12)	2004 2003	$ $	1.204564 1.000000	$ $	1.361322 1.204564	46,839.721 0.000	$ $	1.212483 1.000000	$ $	1.383835 1.212483	1,528,948.358 114,053.236
Transamerica Growth Opportunities -Service Class(14)	2004 2003	$ $	1.245074 1.000000	$ $	1.417914 1.245074	0.000 0.000	$ $	1.253265 1.000000	$ $	1.441358 1.253265	363,676.962 40,998.617
Transamerica Money Market -Service Class(1)	2004 2003	$ $	0.988117 1.000000	$ $	0.973119 0.988117	0.000 0.000	$ $	0.994632 1.000000	$ $	0.989235 0.994632	1,771,931.116 291,618.887
Transamerica U.S. Government Securities -Service Class(5)	2004 2003	$ $	0.990855 1.000000	$ $	0.996629 0.990855	0.000 0.000	$ $	0.997393 1.000000	$ $	1.013133 0.997393	1,061,766.323 250,989.845
T. Rowe Price Equity Income -Service Class(6)	2004 2003	$ $	1.210437 1.000000	$ $	1.355459 1.210437	1,653.723 0.000	$ $	1.218401 1.000000	$ $	1.377884 1.218401	1,501,483.293 333,034.612
T. Rowe Price Growth Stock -Service Class(6)	2004 2003	$ $	1.205923 1.000000	$ $	1.291449 1.205923	0.000 0.000	$ $	1.213849 1.000000	$ $	1.312796 1.213849	776,325.853 223,091.179
T. Rowe Price Small Cap -Service Class(12)	2004 2003	$ $	1.325528 1.000000	$ $	1.426709 1.325528	17,544.052 17,333.155	$ $	1.334243 1.000000	$ $	1.450314 1.334243	907,171.486 167,144.588
Van Kampen Active International Allocation - Service Class(1)	2004 2003	$ $	1.306577 1.000000	$ $	1.477827 1.306577	0.000 0.000	$ $	1.315176 1.000000	$ $	1.502279 1.315176	349,705.872 23,578.823
Van Kampen Emerging Growth -Service Class(14)	2004 2003	$ $	1.183500 1.000000	$ $	1.236820 1.183500	1,179.551 1,041.942	$ $	1.191283 1.000000	$ $	1.257274 1.191283	198,461.657 129,268.429
Van Kampen Large Cap Core -Service Class(1)	2004 2003	$ $	1.144742 1.000000	$ $	1.259117 1.144742	0.000 0.000	$ $	1.152270 1.000000	$ $	1.279936 1.152270	92,505.295 5,422.785
PAM Transamerica U.S. Government Securities - Service Class(16)	2004 2003						$ $	0.997393 1.000000	$ $	1.013133 0.997393	0.000 0.000
AIM V.I. Basic Value Fund - Series II(15)	2004 2003 2002	$ $	1.283810 1.000000	$ $	1.390873 1.283810	16,839.966 1,403.335	$ $ $	0.998447 0.758797 1.000000	$ $ $	1.092421 0.998447 0.758797	11,811,628.055 11,661,321.775 6,110,740.785
AIM V.I. Capital Appreciation Fund -Series II(15)	2004 2003 2002	$ $	1.218793 1.000000	$ $	1.266759 1.218793	0.000 0.000	$ $ $	1.012659 0.794074 1.000000	$ $ $	1.062933 1.012659 0.794074	3,254,654.809 3,573,679.805 1,752,165.768
AllianceBernstein Growth and Income Portfolio - Class B(14)	2004 2003 2002	$ $	1.223289 1.000000	$ $	1.329897 1.223289	0.000 0.000	$ $ $	1.028983 0.788553 1.000000	$ $ $	1.129734 1.028983 0.788553	8,008,712.975 9,102,047.480 5,408,750.825
AllianceBernstein Large Cap Growth Portfolio - Class B(14)c	2004 2003 2002	$ $	1.143646 1.000000	$ $	1.211153 1.143646	2,038.097 2,043.794	$ $ $	0.954070 0.783412 1.000000	$ $ $	1.020390 0.954070 0.783412	2,627,983.119 2,948,952.678 1,718,231.303
Janus Aspen - Mid Cap Growth Portfolio - Service Shares(13)	2004 2003 2002	$ $	1.249731 1.000000	$ $	1.471678 1.249731	0.000 0.000	$ $ $	1.060809 0.797389 1.000000	$ $ $	1.261578 1.060809 0.797389	2,797,124.666 1,927,892.641 897,151.622
Janus Aspen - World Wide Growth Portfolio -Service Shares(13)	2004 2003 2002	$ $	1.233478 1.000000	$ $	1.260252 1.233478	8,234.339 0.000	$ $ $	0.953700 0.781122 1.000000	$ $ $	0.984054 0.953700 0.781122	6,684,859.585 7,272,200.735 4,008,647.324

48

		2.30%(Continued)					1.30%(Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
MFS New Discovery Series -Service Classs(15)	2004 2003 2002	$ $	1.266619 1.000000	$ $	1.314944 1.266619	4,481.568 443.831	$ $ $	0.985079 0.747860 1.000000	$ $ $	1.032777 0.985079 0.747860	6,302,966.133 5,459,725.240 2,385,265.732
MFS Total Return Series -Service Class(15)	2004 2003 2002	$ $	1.118395 1.000000	$ $	1.213736 1.118395	0.000 0.000	$ $ $	1.052023 0.918659 1.000000	$ $ $	1.153001 1.052023 0.918659	16,582,900.478 14,871,064.299 7,312,399.793
Fidelity VIP - Contrafund® Portfolio -Service Class 2(12)	2004 2003 2002	$ $	1.232790 1.000000	$ $	1.387678 1.232790	1,644.291 0.000	$ $ $	1.093234 0.863856 1.000000	$ $ $	1.242763 1.093234 0.863856	24,897,024.657 22,112,800.202 11,668,555.849
Fidelity - VIP Equity-Income Portfolio -Service Class 2(12)	2004 2003 2002	$ $	1.251476 1.000000	$ $	1.360683 1.251476	1,948.102 1,953.545	$ $ $	1.051697 0.819327 1.000000	$ $ $	1.154787 1.051697 0.819327	10,453,433.316 10,280,521.184 5,651,940.012
Fidelity - VIP Growth Portfolio -Service Class 2(14)	2004 2003 2002	$ $	1.238538 1.000000	$ $	1.248415 1.238538	0.000 0.000	$ $ $	0.974625 0.744894 1.000000	$ $ $	0.992121 0.974625 0.744894	6,585,516.465 6,731,308.053 4,073,699.598
Fidelity - VIP Mid Cap Portfolio -Service Class 2(12)	2004 2003 2002	$ $	1.385512 1.000000	$ $	1.688213 1.385512	12,488.789 0.000	$ $ $	1.171204 0.858157 1.000000	$ $ $	1.441197 1.171204 0.858157	26,682,337.463 23,855,787.404 12,764,575.784
Fidelity - VIP Value Strategies Portfolio -Service Class 2(15)	2004 2003 2002	$ $	1.470410 1.000000	$ $	1.636169 1.470410	12,133.003 0.000	$ $ $	1.163843 0.749188 1.000000	$ $ $	1.307865 1.163843 0.749188	15,741,726.066 14,207,220.608 5,912,035.834
Asset Allocation Conservative Portfolio -Initial Class(15)	2004 2003 2002						$ $ $	1.089116 0.897589 1.000000	$ $ $	1.179538 1.089116 0.897589	37,191,943.531 36,517,743.166 11,591,534.581
Asset Allocation - Growth Portfolio -Initial Class(15)	2004 2003 2002						$ $ $	1.040631 0.805934 1.000000	$ $ $	1.172954 1.040631 0.805934	35,638,365.532 31,502,546.337 16,272,593.291
Asset Allocation - Moderate Portfolio -Initial Class(15)	2004 2003 2002						$ $ $	1.071274 0.869075 1.000000	$ $ $	1.177978 1.071274 0.869075	91,407,207.159 88,673,069.395 32,222,771.028
Asset Allocation - Moderate Growth Portfolio -Initial Class(15)	2004 2003 2002						$ $ $	1.055085 0.840459 1.000000	$ $ $	1.182586 1.055085 0.840459	84,971,259.854 82,297,814.431 33,222,409.887
American Century International -Initial Class(14)	2004 2003 2002						$ $ $	0.979225 0.791709 1.000000	$ $ $	1.105264 0.979225 0.791709	13,179,697.354 13,367,701.243 4,394,827.717
American Century Large Company Value -Initial Class(14)	2004 2003 2002						$ $ $	1.047037 0.823545 1.000000	$ $ $	1.177364 1.047037 0.823545	5,900,680.878 5,785,961.972 3,502,739.824
Capital Guardian Global -Initial Class(9)	2004 2003 2002						$ $ $	1.098404 0.808601 1.000000	$ $ $	1.202232 1.098404 0.808601	13,152,473.277 10,740,677.600 5,399,047.316
Capital Guardian U.S. Equity -Initial Class(11)	2004 2003 2002						$ $ $	1.067291 0.792055 1.000000	$ $ $	1.156474 1.067291 0.792055	12,748,589.879 12,013,433.858 5,767,436.631
Capital Guardian Value –Initial Class(4)	2004 2003 2002						$ $ $	1.036131 0.779903 1.000000	$ $ $	1.193653 1.036131 0.779903	22,143,461.855 21,342,888.123 10,709,509.211
Clarion Real Estate Securities -Initial Class(15)	2004 2003 2002						$ $ $	1.247170 0.930745 1.000000	$ $ $	1.635687 1.247170 0.930745	10,005,326.359 9,516,098.300 4,809,430.292
Great Companies AmericaSM -Initial Class(14)	2004 2003 2002						$ $ $	1.039727 0.844812 1.000000	$ $ $	1.044009 1.039727 0.844812	3,379,165.559 3,650,203.170 1,180,075.581

49

		2.30%(Continued)			1.30%(Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV		Ending AUV		# Units
Great Companies - Technology SM -Initial Class(14)	2004 2003 2002				$ $ $	1.064476 0.714332 1.000000	$ $ $	1.135476 1.064476 0.714332	3,965,978.362 2,431,656.546 806,633.202
Janus Growth - Initial Class(2)	2004 2003 2002				$ $ $	1.037724 0.795832 1.000000	$ $ $	1.183452 1.037724 0.795832	2,179,246.907 2,268,357.306 973,675.883
Jennison Growth - Initial Class(7)	2004 2003 2002				$ $ $	0.957795 0.753450 1.000000	$ $ $	1.031770 0.957795 0.753450	2,921,263.309 2,719,519.105 1,582,638.959
J.P. Morgan Enhanced Index -Initial Class(8)	2004 2003 2002				$ $ $	1.021871 0.802779 1.000000	$ $ $	1.119870 1.021871 0.802779	8,538,019.843 8,381,439.794 4,217,770.414
Marsico Growth - Initial Class(12)	2004 2003				$ $	1.193911 1.000000	$ $	1.322924 1.193911	814,270.659 790,541.253
Mercury Large Cap Value - Initial Class(12)	2004 2003 2002				$ $ $	1.037373 0.809708 1.000000	$ $ $	1.211837 1.037373 0.809708	8,548,256.467 8,393,194.099 6,281,486.623
MFS High Yield - Initial Class(10)	2004 2003 2002				$ $ $	1.150343 0.989712 1.000000	$ $ $	1.246462 1.150343 0.989712	14,024,046.975 13,376,541.310 4,756,359.190
PIMCO Total Return - Initial Class(15)	2004 2003 2002				$ $ $	1.090330 1.052874 1.000000	$ $ $	1.124682 1.090330 1.052874	28,153,142.242 30,354,076.336 16,193,915.182
Salomon All Cap - Initial Class(12)	2004 2003 2002				$ $ $	1.025659 0.768745 1.000000	$ $ $	1.105003 1.025659 0.768745	12,790,293.877 12,437,980.172 8,348,762.046
Templeton Great Companies Global -Initial Class(13)	2004 2003 2002				$ $ $	1.033137 0.825826 1.000000	$ $ $	1.116318 1.033137 0.825826	746,039.782 737,723.121 157,820.345
Transamerica Balanced - Initial Class(15)	2004 2003 2002				$ $ $	1.057833 0.940839 1.000000	$ $ $	1.160714 1.057833 0.940839	5,714,999.763 5,869,327.851 3,101,509.323
Transamerica Convertible Securities -Initial Class(15)	2004 2003 2002				$ $ $	1.127956 0.923984 1.000000	$ $ $	1.260191 1.127956 0.923984	4,282,977.249 3,726,360.391 919,309.231
Transamerica Equity - Initial Class(12)	2004 2003 2002				$ $ $	1.091940 0.842931 1.000000	$ $ $	1.248282 1.091940 0.842931	17,919,485.788 12,900,294.843 5,140,665.249
Transamerica Growth Opportunities -Initial Class(14)	2004 2003 2002				$ $ $	1.026868 0.792775 1.000000	$ $ $	1.182204 1.026868 0.792775	8,522,199.657 5,872,812.390 2,847,006.076
Transamerica Money Market -Initial Class(1)	2004 2003				$ $	0.993896 0.999405	$ $	0.990971 0.993896	13,634,299.438 18,683,018.636
Transamerica Small/Mid Cap Value -Initial Class(3)	2004 2003 2002				$ $ $	1.176997 0.624786 1.000000	$ $ $	1.351774 1.176997 0.624786	1,676,714.069 1,865,725.888 1,856,271.192
Transamerica U.S. Government Securities -Initial Class(5)	2004 2003 2002				$ $ $	1.059877 1.04912 1.000000	$ $ $	1.080729 1.059877 1.04912	9,186,050.220 11,648,287.297 8,143,202.124
T. Rowe Price Equity Income -Service Class(6)	2004 2003 2002				$ $ $	1.042793 0.841110 1.000000	$ $ $	1.181867 1.042793 0.841110	29,728,764.275 29,182,155.799 15,052,753.799
T. Rowe Price Growth Stock -Initial Class(6)	2004 2003 2002				$ $ $	1.055194 0.817448 1.000000	$ $ $	1.144273 1.055194 0.817448	15,676,491.871 15,396,403.641 8,100,585.720

50

		2.30%(Continued)			1.30%(Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV		Ending AUV		# Units
T. Rowe Price Small Cap -Initial Class(12)	2004 2003 2002				$ $ $	1.031215 0.744044 1.000000	$ $ $	1.123465 1.031215 0.744044	17,771,138.129 17,595,030.522 7,877,697.272
Van Kampen Active International Allocation - Initial Class(1)	2004 2003 2002				$ $ $	1.080388 0.824046 1.000000	$ $ $	1.237571 1.080388 0.824046	4,760,145.019 3,738,017.176 2,057,276.915
Van Kampen Emerging Growth -Initial Class(14)	2004 2003 2002				$ $ $	0.915881 0.723956 1.000000	$ $ $	0.968672 0.915881 0.723956	7,103,942.077 8,016,102.927 5,192,990.450
Van Kampen Large Cap Core -Initial Class(1)	2004 2003 2002				$ $ $	1.044706 0.874009 1.000000	$ $ $	1.162777 1.044706 0.874009	3,232,591.584 3,425,841.420 2,183,386.377

(1)	Subaccount Inception Date April 8, 1991.

(2)	Subaccount Inception Date July 1, 1992.

(3)	Subaccount Inception Date May 4, 1993.

(4)	Subaccount Inception Date May 27, 1993.

(5)	Subaccount Inception Date May 9, 1994.

(6)	Subaccount Inception Date January 3, 1995.

(7)	Subaccount Inception Date November 18, 1996.

(8)	Subaccount Inception Date May 1, 1997.

(9)	Subaccount Inception Date February 2, 1998.

(10)	Subaccount Inception Date June 2, 1998.

(11)	Subaccount Inception Date July 1, 1998.

(12)	Subaccount Inception Date May 1, 2000.

(13)	Subaccount Inception Date October 9, 2000.

(14)	Subaccount Inception Date May 1, 2001.

(15)	Subaccount Inception Date May 1, 2002.

(16)	Subaccount Inception Date November 3, 2003.

[a]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

[b]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[c]	Formerly known as AllianceBernstein Premier Growth.

51

APPENDIX B

HISTORICAL PERFORMANCE DATA

Standard Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. In addition, Transamerica may advertise the effective yield of the subaccount investing in the Transamerica Money Market Portfolio (the “Transamerica Money Market Subaccount”). These figures are calculated according to standardized methods prescribed by the SEC. They are based on historical earnings and are not intended to indicate future performance.

Transamerica Money Market Subaccount. The yield of the Transamerica Money Market Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a subaccount (other than the Transamerica Money Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy and they may not reflect the charges for any optional features. To the extent that any or all of a premium tax is applicable to a particular policy, or one or more features are elected, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the SAI, a copy of which may be obtained from the administrative and service office upon request.

Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 2004, and for the one and five year periods ended December 31, 2004 are shown in Tables 1-A and 1-B below. Total returns shown reflect deductions for the mortality and expense risk fee and the administrative charges, and any 12b-1 fee, if applicable restated as if the 12b-1 fee had been in existence from the inception date. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

52

TABLE 1 – A

Standard Average Annual Total Returns

(Assuming A Surrender Charge and ADD+ Rider)

Double Enhanced Death Benefit

(Total Separate Account Annual Expenses: 2.35%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	10 Year or Inception(1)	Subaccount Inception Date
Asset Allocation – Conservative Portfolio – Service Class	-0.34%	N/A	2.85%	May 1, 2002
Asset Allocation – Growth Portfolio – Service Class	4.11%	N/A	2.60%	May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class	1.29%	N/A	2.79%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class	3.44%	N/A	2.96%	May 1, 2002
American Century International – Service Class	4.27%	N/A	-5.92%	May 1, 2001
American Century Large Company Value – Service Class	3.82%	N/A	-0.99%	May 1, 2001
Capital Guardian Global – Service Class	0.79%	-4.84%	2.67%	February 3, 1998
Capital Guardian U.S. Equity – Service Class(2)	-0.29%	N/A	-1.16%	October 9, 2000
Capital Guardian Value – Service Class	6.76%	3.69%	8.86%	May 27, 1993
Clarion Real Estate Securities – Service Class	23.74%	N/A	17.78%	May 1, 2002
Great Companies - AmericaSM – Service Class	-8.12%	N/A	-4.26%	May 1, 2001
Great Companies – TechnologySM – Service Class	-1.95%	N/A	-10.62%	May 1, 2001
Janus Growth – Service Class	5.52%	-15.49%	8.13%	July 1, 1992
Jennison Growth – Service Class	-0.91%	-10.36%	-3.74%	November 18, 1996
J.P. Morgan Enhanced Index – Service Class	0.93%	-6.72%	3.68%	May 1, 1997
Marsico Growth – Service Class(3)	2.13%	N/A	-6.99%	May 1, 2000
Mercury Large Cap Value – Service Class	8.48%	N/A	4.20%	May 1, 2000
MFS High Yield – Service Class	-0.29%	1.99%	1.36%	June 1, 1998
PIMCO Total Return – Service Class	-5.42%	N/A	0.83%	May 1, 2002
Salomon All Cap – Service Class	-0.90%	N/A	0.00%	May 1, 2000
Templeton Great Companies Global – Service Class	-0.98%	N/A	-14.23%	October 9, 2000
Transamerica Balanced – Service Class	1.06%	N/A	2.15%	May 1, 2002
Transamerica Convertible Securities – Service Class	3.05%	N/A	5.75%	May 1, 2002
Transamerica Equity – Service Class	5.81%	N/A	-8.01%	May 1, 2000
Transamerica Growth Opportunities – Service Class	6.68%	N/A	7.20%	May 1, 2000
Transamerica U.S. Government Securities – Service Class	-6.59%	2.07%	3.18%	May 13, 1994
T. Rowe Price Equity Income – Service Class	4.77%	4.32%	9.62%	January 3, 1995
T. Rowe Price Growth Stock – Service Class	-0.20%	-3.56%	9.83%	January 3, 1995
T. Rowe Price Small Cap – Service Class	0.29%	N/A	-6.48%	May 1, 2000
Van Kampen Active International Allocation – Service Class	6.06%	-7.68%	2.15%	April 8, 1991
Van Kampen Large Cap Core – Service Class	2.62%	-3.45%	7.16%	April 8, 1991
Van Kampen Emerging Growth – Service Class	-2.85%	N/A	-12.01%	May 1, 2001
AIM V.I. Basic Value Fund – Series II	1.03%	N/A	-0.07%	May 1, 2002
AIM V.I. Capital Appreciation Fund – Series II	-3.37%	N/A	-1.15%	May 1, 2002
AllianceBernstein Growth and Income Portfolio – Class B	1.40%	N/A	-2.10%	May 1, 2001
AllianceBernstein Large Cap Growth Portfolio – Class B(4)	-1.41%	N/A	-10.06%	May 1, 2001
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	11.04%	N/A	-18.21%	October 9, 2000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	-5.14%	N/A	-13.04%	October 9, 2000
MFS New Discovery Series – Service Class	-3.49%	N/A	-2.28%	May 1, 2002
MFS Total Return Series – Service Class	1.21%	N/A	2.15%	May 1, 2002
Fidelity – VIP Contrafund® Portfolio – Service Class 2	5.44%	N/A	-1.58%	May 1, 2000
Fidelity – VIP Equity-Income Portfolio – Service Class 2	1.41%	N/A	1.41%	May 1, 2000
Fidelity – VIP Growth Portfolio – Service Class 2	-6.51%	N/A	-8.88%	May 1, 2001
Fidelity – VIP Mid Cap Portfolio – Service Class 2	15.45%	N/A	8.78%	May 1, 2000
Fidelity – VIP Value Strategies Portfolio – Service Class 2	4.05%	N/A	7.70%	May 1, 2002

53

TABLE 1 – B

Standard Average Annual Total Returns

(Assuming A Surrender Charge and No Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	10 Year or Inception(1)	Subaccount Inception Date
Asset Allocation – Conservative Portfolio – Service Class	0.80%	N/A	4.06%	May 1, 2002
Asset Allocation – Growth Portfolio – Service Class	5.40%	N/A	3.84%	May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class	2.46%	N/A	4.01%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class	4.60%	N/A	4.21%	May 1, 2002
American Century International – Service Class	5.74%	N/A	-4.81%	May 1, 2001
American Century Large Company Value – Service Class	5.09%	N/A	0.12%	May 1, 2001
Capital Guardian Global – Service Class	1.94%	-3.79%	3.81%	February 3, 1998
Capital Guardian U.S. Equity – Service Class(2)	0.85%	N/A	-0.06%	October 9, 2000
Capital Guardian Value – Service Class	8.04%	4.85%	10.01%	May 27, 1993
Clarion Real Estate Securities – Service Class	25.22%	N/A	19.17%	May 1, 2002
Great Companies - AmericaSM – Service Class	-7.08%	N/A	-3.17%	May 1, 2001
Great Companies – TechnologySM – Service Class	-1.06%	N/A	-9.62%	May 1, 2001
Janus Growth – Service Class	6.80%	-14.53%	9.28%	July 1, 1992
Jennison Growth – Service Class	0.23%	-9.35%	-2.72%	November 18, 1996
J.P. Morgan Enhanced Index – Service Class	2.05%	-5.69%	4.78%	May 1, 1997
Marsico Growth – Service Class(3)	3.40%	N/A	-5.93%	May 1, 2000
Mercury Large Cap Value	9.76%	N/A	5.39%	May 1, 2000
MFS High Yield – Service Class	0.86%	3.21%	2.53%	June 1, 1998
PIMCO Total Return – Service Class	-4.36%	N/A	2.00%	May 1, 2002
Salomon All Cap – Service Class	0.26%	N/A	1.10%	May 1, 2000
Templeton Great Companies Global – Service Class	0.24%	N/A	-13.20%	October 9, 2000
Transamerica Balanced – Service Class	2.21%	N/A	3.39%	May 1, 2002
Transamerica Convertible Securities – Service Class	4.43%	N/A	7.05%	May 1, 2002
Transamerica Equity – Service Class	7.23%	N/A	-6.97%	May 1, 2000
Transamerica Growth Opportunities – Service Class	8.17%	N/A	8.47%	May 1, 2000
Transamerica U.S. Government Securities – Service Class	-5.66%	3.21%	4.26%	May 13, 1994
T. Rowe Price Equity Income – Service Class	6.10%	5.50%	10.79%	January 3, 1995
T. Rowe Price Growth Stock – Service Class	0.91%	-2.50%	11.00%	January 3, 1995
T. Rowe Price Small Cap – Service Class	1.46%	N/A	-5.43%	May 1, 2000
Van Kampen Active International Allocation – Service Class	7.33%	-6.78%	3.17%	April 8, 1991
Van Kampen Large Cap Core – Service Class	3.93%	-2.38%	8.30%	April 8, 1991
Van Kampen Emerging Growth – Service Class	-1.70%	N/A	-11.00%	May 1, 2001
AIM V.I. Basic Value Fund – Series II	2.18%	N/A	1.05%	May 1, 2002
AIM V.I. Capital Appreciation Fund – Series II	-2.27%	N/A	-0.04%	May 1, 2002
AllianceBernstein Growth and Income Portfolio – Class B	2.55%	N/A	-1.01%	May 1, 2001
AllianceBernstein Large Cap Growth Portfolio – Class B(4)	-0.29%	N/A	-9.05%	May 1, 2001
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	12.40%	N/A	-17.27%	October 9, 2000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	-4.05%	N/A	-12.06%	October 9, 2000
MFS New Discovery Series – Service Class	-2.39%	N/A	-1.18%	May 1, 2002
MFS Total Return Series – Service Class	2.36%	N/A	3.37%	May 1, 2002
Fidelity – VIP Contrafund® Portfolio – Service Class 2	6.74%	N/A	-0.49%	May 1, 2000
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2.57%	N/A	2.59%	May 1, 2000
Fidelity – VIP Growth Portfolio – Service Class 2	-5.44%	N/A	-7.85%	May 1, 2001
Fidelity – VIP Mid Cap Portfolio – Service Class 2	16.86%	N/A	10.01%	May 1, 2000
Fidelity – VIP Value Strategies Portfolio – Service Class 2	5.33%	N/A	8.98%	May 1, 2002

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

(2)	Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadvisor and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount.

(3)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.

(4)	Formerly known as AllianceBernstein Premier Growth.

54

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

Non-Standard Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Transamerica may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

The non-standard average annual total return figures shown in Table 2 are based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed. Also, Table 2 does not reflect the charge for any optional feature, and any 12b-1 fee, if applicable restated as if the 12b-1 fee had been in existence from the inception date.

[THIS SPACE INTENTIONALLY LEFT BLANK]

55

TABLE 2

Non-Standardized Average Annual Total Returns

(Assuming No Surrender Charge or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	10 Year or Inception(1)	Subaccount Inception Date
Asset Allocation – Conservative Portfolio – Service Class	8.04%	N/A	6.10%	May 1, 2002
Asset Allocation – Growth Portfolio – Service Class	12.44%	N/A	5.90%	May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class	9.70%	N/A	6.05%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class	11.70%	N/A	6.23%	May 1, 2002
American Century International – Service Class	12.76%	N/A	-3.14%	May 1, 2001
American Century Large Company Value – Service Class	12.15%	N/A	1.60%	May 1, 2001
Capital Guardian Global – Service Class	9.18%	-2.93%	4.08%	February 3, 1998
Capital Guardian U.S. Equity – Service Class(2)	8.08%	N/A	1.02%	October 9, 2000
Capital Guardian Value – Service Class	14.89%	5.35%	10.05%	May 27, 1993
Clarion Real Estate Securities – Service Class	30.79%	N/A	19.94%	May 1, 2002
Great Companies – AmericaSM – Service Class	0.16%	N/A	-1.57%	May 1, 2001
Great Companies – TechnologySM – Service Class	6.17%	N/A	-7.71%	May 1, 2001
Janus Growth – Service Class	13.74%	-13.19%	9.31%	July 1, 1992
Jennison Growth – Service Class	7.47%	-8.28%	-2.69%	November 18, 1996
J.P. Morgan Enhanced Index – Service Class	9.28%	-4.76%	4.82%	May 1, 1997
Marsico Growth – Service Class(3)	10.59%	N/A	-4.72%	May 1, 2000
Mercury Large Cap Value – Service Class	16.48%	N/A	6.02%	May 1, 2000
MFS High Yield – Service Class	8.10%	3.80%	2.88%	June 1, 1998
PIMCO Total Return – Service Class	2.88%	N/A	4.23%	May 1, 2002
Salomon All Cap – Service Class	7.49%	N/A	2.04%	May 1, 2000
Templeton Great Companies Global – Service Class	7.48%	N/A	-11.60%	October 9, 2000
Transamerica Balanced – Service Class	9.45%	N/A	5.49%	May 1, 2002
Transamerica Convertible Securities – Service Class	11.54%	N/A	8.81%	May 1, 2002
Transamerica Equity – Service Class	14.13%	N/A	-5.71%	May 1, 2000
Transamerica Growth Opportunities – Service Class	15.01%	N/A	9.31%	May 1, 2000
Transamerica U.S. Government Securities – Service Class	1.58%	3.80%	4.30%	May 13, 1994
T. Rowe Price Equity Income – Service Class	13.09%	5.97%	10.82%	January 3, 1995
T. Rowe Price Growth Stock – Service Class	8.15%	-1.68%	11.04%	January 3, 1995
T. Rowe Price Small Cap – Service Class	8.70%	N/A	-4.24%	May 1, 2000
Van Kampen Active International Allocation – Service Class	14.23%	-5.81%	3.20%	April 8, 1991
Van Kampen Large Cap Core – Service Class	11.08%	-1.56%	8.34%	April 8, 1991
Van Kampen Emerging Growth – Service Class	5.54%	N/A	-9.01%	May 1, 2001
AIM V.I. Basic Value Fund – Series II	9.41%	N/A	3.36%	May 1, 2002
AIM V.I. Capital Appreciation Fund – Series II	4.96%	N/A	2.31%	May 1, 2002
AllianceBernstein Growth and Income Portfolio – Class B	9.79%	N/A	0.51%	May 1, 2001
AllianceBernstein Large Cap Growth Portfolio – Class B(4)	6.95%	N/A	-7.17%	May 1, 2001
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	18.93%	N/A	-15.34%	October 9, 2000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	3.18%	N/A	-10.46%	October 9, 2000
MFS New Discovery Series – Service Class	4.84%	N/A	1.21%	May 1, 2002
MFS Total Return Series – Service Class	9.60%	N/A	5.47%	May 1, 2002
Fidelity – VIP Contrafund® Portfolio – Service Class 2	13.68%	N/A	0.51%	May 1, 2000
Fidelity – VIP Equity-Income Portfolio – Service Class 2	9.80%	N/A	3.42%	May 1, 2000
Fidelity – VIP Growth Portfolio – Service Class 2	1.80%	N/A	-6.03%	May 1, 2001
Fidelity – VIP Mid Cap Portfolio – Service Class 2	23.05%	N/A	10.36%	May 1, 2000
Fidelity – VIP Value Strategies Portfolio – Service Class 2	12.37%	N/A	10.57%	May 1, 2002

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

(2)	Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadvisor and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount.

(3)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.

56

(4)	Formerly known as AllianceBernstein Premier Growth.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

Adjusted Historical Performance Data of the Portfolios. The following performance data for the periods prior to the date the subaccount commenced operations is based on the performance of the corresponding portfolio and the assumption that the applicable subaccount was in existence for the same period as the corresponding portfolio with a level of charges equal to those currently assessed against the subaccount or against owner’s policy values.

In addition, Transamerica may present historical performance data for the portfolios since their inception reduced by some or all the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates on the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time.

For instance, as shown in Tables 3 and 4 below, Transamerica may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative charge, surrender charges, and any 12b-1 fee, if applicable restated as if the 12b-1 fee had been in existence from the inception date. Table 3 assumes a complete surrender of the policy at the end of the period, and therefore the surrender charge is deducted. Table 4 assumes that the policy is not surrendered, and therefore the surrender charge is not deducted. Also, Tables 3 and Table 4 do not reflect the charge of any optional rider.

The following information is also based on the method of calculation described in the SAI. The adjusted historical average annual total returns for periods ended December 31, 2004, were as follows:

[THIS SPACE INTENTIONALLY LEFT BLANK]

57

TABLE 3

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming A Surrender Charge and No Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year	5 Year	10 Year or Inception(2)	Corresponding Portfolio Inception Date
Asset Allocation – Conservative Portfolio – Service Class	0.80%	N/A	4.06%	May 1, 2002
Asset Allocation – Growth Portfolio – Service Class	5.40%	N/A	3.84%	May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class	2.46%	N/A	4.01%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class	4.60%	N/A	4.21%	May 1, 2002
American Century International – Service Class	5.74%	-8.69%	-0.38%	January 1, 1997
American Century Large Company Value – Service Class	5.09%	N/A	0.12%	May 1, 2001
Capital Guardian Global – Service Class	1.94%	-3.79%	3.81%	February 3, 1998
Capital Guardian U.S. Equity – Service Class(3)	0.85%	N/A	-0.06%	October 9, 2000
Capital Guardian Value – Service Class	8.04%	4.85%	10.01%	May 27, 1993
Clarion Real Estate Securities – Service Class	25.22%	19.98%	10.79%	May 1, 1998
Great Companies – AmericaSM – Service Class	-7.08%	N/A	-2.48%	May 1, 2000
Great Companies – TechnologySM – Service Class	-1.06%	N/A	-19.99%	May 1, 2000
Janus Growth– Service Class	6.80%	-14.53%	9.28%	October 2, 1986
Jennison Growth – Service Class	0.23%	-9.35%	-2.72%	November 18, 1996
J.P. Morgan Enhanced Index – Service Class	2.05%	-5.69%	4.78%	May 1, 1997
Marsico Growth – Service Class(4)	3.40%	-6.07%	-2.70%	May 3, 1999
Mercury Large Cap Value – Service Class	9.76%	6.22%	7.61%	May 1, 1996
MFS High Yield – Service Class	0.86%	3.21%	2.53%	June 1, 1998
PIMCO Total Return – Service Class	-4.36%	N/A	2.00%	May 1, 2002
Salomon All Cap – Service Class	0.26%	3.87%	6.04%	May 3, 1999
Templeton Great Companies Global – Service Class	0.24%	-11.27%	8.46%	September 1, 2000
Transamerica Balanced – Service Class	2.21%	N/A	3.39%	May 1, 2002
Transamerica Convertible Securities – Service Class	4.43%	N/A	7.05%	May 1, 2002
Transamerica Equity – Service Class	7.23%	-4.93%	15.62%	February 26, 1969
Transamerica Growth Opportunities – Service Class	8.17%	N/A	8.47%	May 3, 1999
Transamerica U.S. Government Securities – Service Class	-5.66%	3.21%	4.26%	May 13, 1994
T. Rowe Price Equity Income – Service Class	6.10%	5.50%	10.79%	January 3, 1995
T. Rowe Price Growth Stock – Service Class	0.91%	-2.50%	11.00%	January 3, 1995
T. Rowe Price Small Cap – Service Class	1.46%	-3.80%	2.44%	May 3, 1999
Van Kampen Active International Allocation – Service Class	7.33%	-6.78%	3.17%	April 8, 1991
Van Kampen Large Cap Core– Service Class	3.93%	-2.38%	8.30%	April 8, 1991
Van Kampen Emerging Growth – Service Class	-1.70%	-14.66%	10.44%	March 1, 1993
AIM V.I. Basic Value Fund – Series II	2.18%	N/A	2.18%	September 10, 2001
AIM V.I. Capital Appreciation Fund – Series II(5)	-2.27%	-8.94%	6.84%	May 5, 1993
AllianceBernstein Growth and Income Portfolio – Class B	2.55%	3.46%	3.30%	June 1, 1999
AllianceBernstein Large Cap Growth Portfolio – Class B(6)	-0.29%	-11.01%	-8.04%	July 14, 1999
Janus Aspen – Mid Cap Growth Portfolio – Service Shares(7)	12.40%	-15.37%	7.24%	September 13, 1993
Janus Aspen – Worldwide Growth Portfolio – Service Shares(7)	-4.05%	-11.47%	8.61%	September 13, 1993
MFS New Discovery Series – Service Class(8)	-2.39%	-0.73%	-0.75%	May 1, 1998
MFS Total Return Series – Service Class(8)	2.36%	5.31%	9.74%	January 3, 1995
Fidelity – VIP Contrafund® Portfolio – Service Class 2(9)	6.74%	-0.38%	12.30%	January 3, 1995
Fidelity – VIP Equity-Income Portfolio – Service Class 2(9)	2.57%	2.18%	9.54%	October 9, 1986
Fidelity – VIP Growth Portfolio – Service Class 2(9)	-5.44%	-9.32%	8.22%	October 9, 1986
Fidelity – VIP Mid Cap Portfolio – Service Class 2(9)	16.86%	13.22%	18.82%	December 28, 1998
Fidelity – VIP Value Strategies Portfolio – Service Class 2	5.33%	N/A	10.45%	February 25, 2002

(1)	The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.

(2)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

(3)	Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadvisor and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount.

58

(4)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.

(5)	Returns prior to July 16, 2001 for the portfolios are based on historical returns for the Series I shares.

(6)	Formerly known as AllianceBernstein Premier Growth.

(7)	Returns prior to January 1, 2000 for the portfolios are based on historical returns for the Institutional Shares, adjusted for the estimated expenses of the Service Shares.

(8)	Returns prior to May 1, 2000, for the portfolios are based on historical returns for Initial Class Shares.

(9)	Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

[THIS SPACE INTENTIONALLY LEFT BLANK]

59

TABLE 4

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming No Surrender Charge or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year	5 Year	10 Year or Inception(2)	Corresponding Portfolio Inception Date
Asset Allocation – Conservative Portfolio – Service Class	8.04%	N/A	6.10%	May 1, 2002
Asset Allocation – Growth Portfolio – Service Class	12.44%	N/A	5.90%	May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class	9.70%	N/A	6.05%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class	11.70%	N/A	6.23%	May 1, 2002
American Century Large Company Value – Service Class	12.15%	N/A	1.60%	May 1, 2001
American Century International – Service Class	12.76%	-7.64%	-0.34%	January 1, 1997
Capital Guardian Global – Service Class	9.18%	-2.93%	4.08%	February 3, 1998
Capital Guardian U.S. Equity – Service Class(3)	8.08%	N/A	1.02%	October 9, 2000
Capital Guardian Value – Service Class	14.89%	5.35%	10.05%	May 27, 1993
Clarion Real Estate Securities – Service Class	30.79%	20.01%	10.83%	May 1, 1998
Great Companies – AmericaSM – Service Class	0.16%	N/A	-1.41%	May 1, 2000
Great Companies – TechnologySM – Service Class	6.17%	N/A	-17.87%	May 1, 2000
Janus Growth – Service Class	13.74%	-13.19%	9.31%	October 2, 1986
Jennison Growth – Service Class	7.47%	-8.28%	-2.69%	November 18, 1996
J.P. Morgan Enhanced Index – Service Class	9.28%	-4.76%	4.82%	May 1, 1997
Marsico Growth – Service Class(4)	10.59%	-5.13%	-1.96%	May 3, 1999
Mercury Large Cap Value – Service Class	16.48%	6.64%	7.64%	May 1, 1996
MFS High Yield – Service Class	8.10%	3.80%	2.88%	June 1, 1998
PIMCO Total Return – Service Class	2.88%	N/A	4.23%	May 1, 2002
Salomon All Cap – Service Class	7.49%	4.42%	6.38%	May 3, 1999
Templeton Great Companies Global – Service Class	7.48%	-10.10%	8.49%	September 1, 2000
Transamerica Balanced – Service Class	9.45%	N/A	5.49%	May 1, 2002
Transamerica Convertible Securities – Service Class	11.54%	N/A	8.81%	May 1, 2002
Transamerica Equity – Service Class	14.13%	-4.03%	15.65%	February 26, 1969
Transamerica Growth Opportunities – Service Class	15.01%	N/A	9.31%	May 3, 1999
Transamerica U.S. Government Securities – Service Class	1.58%	3.80%	4.30%	May 13, 1994
T. Rowe Price Equity Income – Service Class	13.09%	5.97%	10.82%	January 3, 1995
T. Rowe Price Growth Stock – Service Class	8.15%	-1.68%	11.04%	January 3, 1995
T. Rowe Price Small Cap – Service Class	8.70%	-2.94%	2.98%	May 3, 1999
Van Kampen Active International Allocation – Service Class	14.23%	-5.81%	3.20%	April 8, 1991
Van Kampen Large Cap Core – Service Class	11.08%	-1.56%	8.34%	April 8, 1991
Van Kampen Emerging Growth – Service Class	5.54%	-13.31%	10.48%	March 1, 1993
AIM V.I. Basic Value Fund – Series II	9.41%	N/A	3.70%	September 10, 2001
AIM V.I. Capital Appreciation Fund – Series II(5)	4.96%	-7.88%	6.87%	May 5, 1993
AllianceBernstein Growth and Income Portfolio – Class B	9.79%	4.04%	3.80%	June 1, 1999
AllianceBernstein Large Cap Growth Portfolio – Class B(6)	6.95%	-9.85%	-7.07%	July 14, 1999
Janus Aspen – Mid Cap Growth Portfolio– Service Shares(7)	18.93%	-13.98%	7.27%	September 13, 1993
Janus Aspen – Worldwide Growth Portfolio – Service Shares(7)	3.18%	-10.29%	8.64%	September 13, 1993
MFS New Discovery Series – Service Class(8)	4.84%	0.04%	-0.30%	May 1, 1998
MFS Total Return Series – Service Class(8)	9.60%	5.78%	9.77%	January 3, 1995
Fidelity – VIP Contrafund® Portfolio – Service Class 2(9)	13.68%	0.38%	12.34%	January 3, 1995
Fidelity – VIP Equity-Income Portfolio – Service Class 2(9)	9.80%	2.83%	9.58%	October 9, 1986
Fidelity – VIP Growth Portfolio – Service Class 2(9)	1.80%	-8.25%	8.26%	October 9, 1986
Fidelity – VIP Mid Cap Portfolio – Service Class 2(9)	23.05%	13.32%	18.85%	December 28, 1998
Fidelity – VIP Value Strategies Portfolio – Service Class 2	12.37%	N/A	11.75%	February 25, 2002

(1)	The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.

(2)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

(3)	Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadvisor and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount.

60

(4)	This subaccount has been re-opened for investments by any owner as of May 1, 2003. Any new investments in the re-opened subaccount will receive Service Class interests, however. Previously, this subaccount was only available to owners that held an investment in this subaccount on or before May 1, 2002. In addition, if any such owner surrendered all of his or her money in this subaccount on or before May 1, 2002, that owner could not reinvest in this subaccount.

(5)	Returns prior to July 16, 2001 for the portfolios are based on historical returns for the Series I shares.

(6)	Formerly known as AllianceBernstein Premier Growth.

(7)	Returns prior to January 1, 2000 for the portfolios are based on historical returns for the Institutional Shares, adjusted for the estimated expenses of the Service Shares.

(8)	Returns prior to May 1, 2000, for the portfolios are based on historical returns for Initial Class Shares.

(9)	Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

[THIS SPACE IS INTENTIONALLY LEFT BLANK]

61

APPENDIX C

POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

Policy Form/Endorsement	Approximate First Issue Date
AV201 101 65 189 (Policy Form)	January 1991
AE830 292 (endorsement)	May 1992
AE847 394 (endorsement)	June 1994
AE871 295 (endorsement)	May 1995
AV254 101 87 196 (Policy Form)	June 1996
AE909 496 (endorsement)	June 1996
AE890 196 (endorsement)	June 1996
AV320 101 99 197 (Policy Form)	May 1997
AE945 197 (endorsement)	May 1997
AV376 101 106 1197 (Policy Form)	May 1998
RGMI 1 798 (endorsement – family income protector)	December 1998
AV432 101 114 199 (Group Policy Form)	May 2000
AV494 101 124 100 (Individual Policy Form)	May 2000
AV620 101 137 101 (Individual Policy Form)	May 2001
AV720 101 148 102 (Individual Policy Form)	May 2002

62

Product Feature	AV201 101 65 189	AV201 101 65 189, AE830 292, and AE847 394	AV201 101 65 189, AE847 394, and AE871 295	AV254 101 87 196, AE909 496, and AE890 196
Excess Interest Adjustment	N/A	N/A	N/A	Yes

Guaranteed Minimum Death Benefit Option(s)	Total premiums paid, less any partial surrenders and any surrender charges made before death, accumulated at 4% to the date we receive due proof of death or the policy value on the date we receive due proof of death, which ever is greater.	5% Annually Compounding (Option A).	5% Annually Compounding (Option A) or Annual Step-Up (Option B). Option A is only available if owner and annuitant are both under age 75.	5% Annually Compounding (Option A) or Annual Step-Up (Option B). Option A is only available if owner and annuitant are both under age 75.

Guaranteed Period Options (available in the fixed account)	1 and 3 year guaranteed periods available.	1 and 3 year guaranteed periods available.	1 and 3 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	4%	4%	4%	3%

Asset Rebalancing	N/A	N/A	N/A	Yes

Death Proceeds	Greater of 1) the policy value on the date we receive due proof of death, or 2) the total premiums paid for this policy, less any partial surrenders and any surrender charges made before death, accumulated at 4% interest per annum to the date we receive due proof of death	Greater of (a) policy value and (b) 5% Annually Compounding Death Benefit	Greatest of (a) policy value and (b) guaranteed minimum death benefit	Greatest of (a) annuity purchase value, (b) cash value, and (c) guaranteed minimum death benefit.

Distribution Financing Charge	N/A	N/A	N/A	N/A

Is Mortality & Expense Risk Fee different after the annuity commencement date?	No	No	No	No

Dollar Cost Averaging Fixed Account Option	N/A	N/A	N/A	Yes

Service Charge	$35 assessed on each policy anniversary. Not deducted from the fixed account.	$35 assessed on each policy anniversary. Not deducted from the fixed account.	Assessed only on a policy anniversary; Waived if sum of premium payments less partial surrenders is at least $50,000 on the policy anniversary. Not deducted from the fixed account.	Assessed only on a policy anniversary; Waived if sum of premium payments less partial surrenders is at least $50,000 on the policy anniversary. Not deducted from the fixed account.

Nursing Care and Terminal Condition Withdrawal Option	N/A	Yes	Yes	Yes

Unemployment Waiver	N/A	N/A	N/A	N/A

63

Product Feature	AV320 101 99 197 and AE945 197	AV376 101 106 1197 and AE 945 197	AV432 101 114 199, AV494 101 124 100 and RGMI 1 798	AV620 101 137 101 and RGMI 1 798
Excess Interest Adjustment	Yes	Yes	Yes	Yes

Guaranteed Minimum Death Benefit Option(s)	5% Annually Compounding (Option A), Annual Step-Up (Option B), or Return of Premium (Option C). Option A is only available if owner and annuitant are both under age 75. Option B is only available if owner and annuitant are under age 81.	5% Annually Compounding (Option A), Double Enhanced (Option B), or Return of Premium (Option C). Option A is only available if owner and annuitant are both under Age 75. Option B is only available if owner and annuitant are both under age 81.	5% Annually Compounding (Option A), Greater of 5% Annually Compounding through age 80 or Annual Step-Up through age 80 (Option B), Return of Premium (Option C), and Monthly Step-Up through age 80 (Option D). Option A is only available if owner and annuitant are both under age 75. Option B and D are only available if owner and annuitant are both under age 81.	Greater of 6% Annually Compounding through age 80 Death Benefit or Monthly Step-Up through age 80 Death Benefit (available if owner and annuitant are age 80 or younger) and the Return of Premium Death Benefit (available if owner and annuitant are age 90 or younger).

Guaranteed Period Options (available in the fixed account)	1, 3, 5 and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	3%	3%	3%	3%

Asset Rebalancing	Yes	Yes	Yes	Yes

Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.

Distribution Financing Charge	Applicable	Applicable	N/A	N/A

Is Mortality & Expense Risk Fee different after the annuity commencement date?	No	Yes (1.10%, plus administrative charge, regardless of death benefit chosen prior to the annuity commencement date)	Yes (1.25%, plus administrative charge, regardless of death benefit chosen prior to the annuity commencement date.)	Yes (1.10%, plus administrative charge, regardless of the death benefit chosen prior to the annuity commencement date.)

Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes	Yes

Service Charge

Assessed either on a policy anniversary or on surrender; Waived if sum of premium payments less partial surrenders or the policy value is at least $50,000 on the policy anniversary or at the time of surrender. The service charge is deducted pro-rata from the investment options.

Assessed either on a policy anniversary or on surrender; Waived if sum of premium payments less partial surrenders or the policy value is at least $50,000 on the policy anniversary or at the time of surrender. The service charge is deducted pro-rata from the investment options.

			Assessed either on a policy anniversary or on surrender; Waived if sum of premium payments less partial surrenders or the policy value is at least $50,000 on The policy anniversary or at the time of surrender. The service charge is deducted pro-rata from the investment options.	Assessed either on a policy anniversary or on surrender; Waived if sum of premium payments less partial surrenders or the policy value is at least $50,000 on The policy anniversary or at the time of surrender. The service charge is deducted pro-rata from the investment options.

Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes	Yes	Yes

Unemployment Waiver	N/A	N/A	Yes	Yes

64

Product Feature	AV720 101 148 102, RGMI 1 798	AV720 101 148 102, RGMI 1 798;
Excess Interest Adjustment	Yes	Yes

Guaranteed Minimum Death Benefit Option(s)	Double Enhanced Death Benefit - greater of (1) 6% Annually Compounding through age 80 or (2) monthly step-up through age 80 (available if owner and annuitant are age 80 or younger); and the Return of Premium Death Benefit (available if owner and annuitant are age 90 or younger).	Double Enhanced Death Benefit - greater of (1) 6% Annually Compounding through age 80 or (2) monthly step-up through age 80 (available if owner and annuitant are age 80 or younger); the Annual Step-Up Death Benefit - the largest policy value on the policy date or on any policy anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus any premium payments since that date; minus any adjusted partial surrenders since that date; and the Return of Premium Death Benefit (available if owner and annuitant are age 90 or younger).

Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	2%	2%

Asset Rebalancing	Yes	Yes

Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.

Distribution Financing Charge	N/A	N/A

Is Mortality & Expense Risk Fee different after the annuity commencement date?	Yes (1.10%, plus administrative charge, regardless of the death benefit chosen prior to the annuity commencement date.)	Yes (1.10%, plus administrative charge, regardless of the death benefit chosen prior to the annuity commencement date.)

Dollar Cost Averaging Fixed Account Option	Yes	Yes

Service Charge	Annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.	Annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes

Unemployment Waiver	Yes	Yes

65

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2005

to the

Statement of Additional Information dated May 1, 2005

5 FOR LIFE RIDER ADJUSTED PARTIAL SURRENDERS

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

This Supplement must be accompanied or preceded

by the Statement of Additional Information for the

Transamerica Landmark Variable Annuity dated May 1, 2005

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2.	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (5 For Life):

Assumptions:

TWB	=	$100,000

MRWA	=	$100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD	=	$5,000

Excess withdrawal (“EWD”) = None

PV	=	$100,000

You	=	Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the total withdrawal base does not change and the minimum remaining withdrawal amount is $95,000.00.

Example 2 (5 For Life):

Assumptions:

TWB	=	$100,000

MRWA	=	$100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD	=	$7,000

EWD	=	$2,000 ($7,000 - $5,000)

PV	=	$90,000

You	=	Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (MAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the total withdrawal base would remain at $100,000 and the maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new total withdrawal base is $97,647.06

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

3

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2005

to the

Statement of Additional Information dated May 1, 2005

LIVING BENEFITS RIDER ADJUSTED PARTIAL SURRENDERS

The following examples show the effect of withdrawals on the benefits under the living benefits rider.

Guaranteed Minimum Accumulation Benefit

Gross partial withdrawals will reduce the guaranteed future value pro rata. The amount of the reduction is equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

Example 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

This Supplement must be accompanied or preceded

by the Statement of Additional Information for the

Transamerica Landmark Variable Annuity dated May 1, 2005

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

Example 2:

Assumptions:

PV	= $120,000
GFV	= $100,000
WD	= $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

Guaranteed Minimum Withdrawal Benefit

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

2

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

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Example 2 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 7% WD)) * (MRWA – 7% WD)

2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (GAWA) + $1,120.48 (pro rata excess) = $8,120.48

2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

Step Three. Which is larger, the actual $1,000 excess withdrawal or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

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Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

Example 3 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

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Example 4 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (GAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

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Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

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STATEMENT OF ADDITIONAL INFORMATION

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA B

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica Landmark Variable Annuity offered by Transamerica Life Insurance Company (“Transamerica”). You may obtain a copy of the prospectus dated May 1, 2005 by calling 1-800-525-6205, or by writing to the Administrative and Service Office, P.O. Box 3183 Cedar Rapids, Iowa 52406-3183. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2005

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GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office—Transamerica Life Insurance Company, Attention: Customer Care Group, P.O. Box 3183 Cedar Rapids, Iowa 52406-3183. The street address is 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001.

Annuitant—The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary—The person who has the right to the death benefit as set forth in the policy.

Business Day—A day when the New York Stock Exchange is open for business.

Cash Value— The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Code—The Internal Revenue Code of 1986, as amended.

Enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial and full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Excess Partial Surrender—The portion of a partial surrender (surrender) that exceeds the penalty free amount.

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Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and which are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account, which Transamerica may offer and into which premiums may be paid or amounts may be transferred.

Nonqualified Policy—A policy other than a qualified policy.

Owner— The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Date— The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	partial surrenders (including the net effect of any applicable excess interest adjustment and/or surrender charges on such surrenders); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	losses in the separate account; minus

•	service charges, rider fees, premium taxes, and transfer fees and any other charges, if any.

Policy Year—A policy year begins on the date in which the policy becomes effective and on each anniversary thereof.

Premium Payment—An amount paid to Transamerica by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account—Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Service Charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.

Subaccount—A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying fund portfolios.

Surrender Charge—A percentage of each premium payment depending upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.”

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Valuation Period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice—Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

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In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to a prospective purchaser.

THE POLICY—GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the new owner within five years of the owner’s death, or payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between Transamerica and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, Transamerica will change the annuity benefit payable to

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that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invests in the Transamerica Money Market Portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

Excess Interest Adjustment

Money that you surrender from, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if

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interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S =	Gross amount being surrendered that is subject to the excess interest adjustment

G =	Guaranteed interest rate in effect for the policy

C =	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M =	Number of months remaining in the current option period, rounded up to the next higher whole number of months.

* =	multiplication

^ =	exponentiation

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Example 1 (Full Surrender, rates increase by 3%):

Single premium:	$50,000.00

Guarantee period:	5 Years

Guarantee rate:	5.50% per annum

Surrender:	Middle of policy year 2

Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21

Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21

10% of Premium	= 50,000.00 * .10 = 5,000.00

Penalty free amount at middle of policy year 2	= 5,000.00

Amount free of excess interest adjustment	= 4,181.21

Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00

Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21

Excess interest adjustment

G = .055

C = .085

M = 42

Excess interest adjustment	= S* (G-C)* (M/12)

= 50,000.00 * (.055-.085) * (42/12)

= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00

Adjusted policy value	= policy value + excess interest adjustment = 54,181.21 + (-3,052.00) = 51,129.21

Portion of penalty-free amount which is deducted from cumulative earnings	=cumulative earnings = 4,181.21

Portion of penalty-free amount which is deducted from premium	= 5,000 – 4,181.21 = 818.79

Surrender charges	= (50,000.00 – 818.79)* .08 = 3,934.50

Net surrender value at middle of policy year 2	= 51,129.21 - 3,934.50 = 47,194.71

Upon full surrender of the policy, the net surrender value will never be less than that required by the non-forfeiture laws of your state.

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Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000.00

Guarantee period:	5 Years

Guarantee rate:	5.50% per annum

Surrender:	Middle of policy year 2

Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21

Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21

10% of Premium	= 50,000.00 * .10 = 5,000.00

Penalty free amount at middle of policy year 2	= 5,000.00

Amount free of excess interest adjustment	= 4,181.21

Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00

Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21

Excess interest adjustment

G = .055

C = .045

M = 42

Excess interest adjustment	= S* (G-C)* (M/12)

= 50,000.00 * (.055-.045) * (42/12) = 1,750.00

Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21

Portion of penalty-free amount which is deducted from cumulative earnings	= cumulative earnings = 4,181.21

Portion of penalty-free amount which is deducted from premium	= 5,000.00 – 4,181.21 = 818.79

Surrender charges	= (50,000.00 – 818.79) * .08 = 3,934.50

Net surrender value at middle of policy year 2	= 55,931.21 - 3,934.50 = 51,996.71

Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of your state.

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On a partial surrender, Transamerica will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E + SC

R	=	the requested partial surrender;

E	=	the excess interest adjustment; and

SC	=	the surrender charges on (EPW - E); where

EPW	=	the excess partial withdrawal amount.

Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$50,000.00

Guarantee period:	5 Years

Guarantee rate:	5.50% per annum

Partial surrender:	$20,000 (requested withdrawal amount after penalties); middle of policy year 2

Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21

Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21

10% of Premium	= 50,000.00 * .10 = 5,000.00

Penalty free amount at middle of policy year 2	= 5,000.00

Amount free of excess interest adjustment	= 4,181.21

Excess interest adjustment/surrender charge

S = 20,000 – 4,181.21 = 15,818.79

G = .055

C = .065

M = 42

E = 15,818.79 * (.055 - .065) * (42/12) = -553.66

EPW = 20,000.00 - 5,000.00 = 15,000.00

To receive the full $20,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1 – surrender charge).

New EPW = 15,000/(1 - .08) = 16,304.35

SC = .08 * (16,304.35 – (-553.66)) = 1,348.64

Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge)
= 54,181.21 - (20,000.00 - (-553.66) + 1,348.64) = 32,278.91

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Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000.00

Guarantee period:	5 Years

Guarantee rate:	5.50% per annum

Partial surrender:	$20,000; middle of policy year 2

Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21

Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21

10% of Premium	= 50,000.00 * .10 = 5,000.00

Penalty free amount at middle of policy year 2	= 5,000.00

Amount free of excess interest adjustment	= 4,181.21

Excess interest adjustment/surrender charge

S = 20,000 – 4,181.21 = 15,818.79

G = .055

C = .045

M = 42

E = 15,818.79 * (.055 - .045)* (42/12) = 553.66

EPW = 20,000.00 - 5,000.00 = 15,000.00

To receive the full $20,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by

(1 – surrender charge).

New EPW = 15,000/(1 - .08) = 16,304.35

SC = .08 * (16,304.35 – 553.66) = 1,260.06

Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge)

= 54,181.21 - (20,000.00 – 553.66 + 1,260.06) = 33,474.81

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by

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Transamerica at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (1) Payment Option 3, life income with level payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (2) under Payment Option 3, life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) in a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as follows:

Annuity Commencement Date	Adjusted Age
Before 2010	Actual Age
2010-2019	Actual Age minus 1
2020-2026	Actual Age minus 2
2027-2033	Actual Age minus 3
2034-2040	Actual Age minus 4
After 2040	As determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

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Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit is reduced due to a partial surrender by an amount called the adjusted partial surrender. The reduction amount depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) plus (2) multiplied by (3), where:

(1)	is the amount of the gross partial surrender that is less than the remaining annual adjustment-free amount for the policy year. For the Return of Premium death benefit this amount is equal to zero;

(2)	is the gross partial surrender amount that exceeds the annual adjustment-free amount (excess gross partial surrender);

(3)	is the adjustment factor = current death proceeds after the annual free surrender amount but prior to the excess gross partial surrender divided by the policy value after the free amount but prior to the gross partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

Example 1

(Assumed Facts for Example)

$75,000	current guaranteed minimum death benefit before surrender

$50,000	current policy value before surrender

$75,000	current death proceeds

6%	current surrender charge percentage

$15,000	Requested surrender (requested amount including penalties)

$3,000	Remaining guaranteed minimum death benefit adjustment free amount

$5,000	Surrender charge-free amount (assumes penalty free surrender is available)

$10,000	excess partial surrender (amount subject to surrender charge)

$100	excess interest adjustment (assumes interest rates have decreased since initial guarantee)

$594	Surrender charge on (excess partial surrender less excess interest adjustment) = 0.06* (10,000 - 100)

$10,494	Reduction in policy value due to excess partial surrender = 10,000 - 100 + 594

$15,494	Total Gross Partial Surrender

$22,140	adjusted partial surrender = 3,000 + (15,494 – 3,000) * (75,000 – 3,000) / (50,000 – 3,000)

$52,860	New guaranteed minimum death benefit (after surrender) = 75,000 – 22,140

$34,506	New policy value (after surrender) = 50,000 - 15,494

Summary:
Reduction in guaranteed minimum death benefit	= $22,140

Reduction in policy value	= $15,494

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

[THIS SPACE INTENTIONALLY LEFT BLANK]

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Example 2

(Assumed Facts for Example)

$50,000	current guaranteed minimum death benefit before surrender

$75,000	current policy value before surrender

$75,000	current death proceeds

6%	current surrender charge percentage

$15,000	requested surrender (requested amount including penalties)

$ 1,000	remaining guaranteed minimum death benefit adjustment free surrender amount

$ 7,500	surrender charge-free amount (assumes penalty free surrender is available)

$ 7,500	excess partial surrender (amount subject to surrender charge)

$ -100	excess interest adjustment (assumes interest rates have increased since initial guarantee)

$ 456	surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*[(7500 - (- 100)]

$ 8,056	reduction in policy value due to excess partial surrender = 7500 - (- 100) + 456 = 7500 + 100 + 456

$15,556	total Gross Partial Surrender = 7,500 + 8,056

$15,556	adjusted partial surrender = 1,000 + (7,500 + 8056 – 1,000) * (75,000 – 1,000) / (75,000 – 1,000)

$34,444	new guaranteed minimum death benefit (after surrender) = 50,000 - 15,556

$59,444	new policy value (after surrender) = 75,000 - 15,556

Summary:
Reduction in guaranteed minimum death benefit	= $15,556
Reduction in policy value	= $15,556

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica will constitute due proof of death.

Upon receipt (at our administrative and service office) of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant dies prior to the annuity commencement date, (1) the death benefit must be distributed within five years of the date of the deceased’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the beneficiary’s lifetime or for a period certain (so long as any period certain does not exceed the beneficiary’s life expectancy). Death proceeds, which are not paid to or for the benefit of a natural person, must be distributed within five years of the date of the deceased’s death. If the sole beneficiary is the deceased’s surviving spouse, however, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit.

If an owner is not an annuitant, and dies prior to the annuity commencement date, certain distribution requirements apply. See “Death of Owner” below.

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Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica’s surplus earnings; no dividends will be paid.

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Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica’s officers. No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their immediate family. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. Transamerica may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times (b) the number of payments remaining, discounted using a discount rate.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your policy anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your policy anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

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The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

AIR	5.0%
Life & 10 Year Certain
Male aged 65
First Variable Payment	$500

		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based

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on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the

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“investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “taxable eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding do not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 ½ or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 ½. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code ($3,000 for 2004, $3,500 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 ½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy

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value; and (vii) the entire interest of the owner is non-forfeitable. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 ½ (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the policy for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the policies comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($3,000 for 2004, $3,500 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 ½, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 ½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the policy in connection with such plans should consult their tax adviser.

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Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase,

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decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

(Assumes Double Enhanced Death Benefit)

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B -C)	-E
D

Where: A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
	Assume	A = $11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
	Assume	B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
	Assume	C = 0

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
	Assume	D = $11.40

E =

The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees. Assume E totals 1.80% on an annual basis; On a daily basis, this equals .000048878.

Then, the net investment factor =	(11.57 + 0-0)	-.000048878 = Z = 1.014863403
(11.40)

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Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:	The accumulation unit value for the immediately preceding valuation period.
A =
Assume = $X

B =	The net investment factor for the current valuation period.
Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the annual assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i) is the result of:

(1) the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2) the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3) a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

(ii) is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii) is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of a fund share held in that subaccount. (For calculating or Initial Payment Guarantee annuity payments, the factor is 1.25% higher at a rate of 2.50%).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at

24

the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where:	A = annuity unit value for the immediately preceding valuation period.
Assume = $X

B = Net investment factor for the valuation period for which the annuity unit value is being calculated.
Assume = Y

C = A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
Assume = Z

Then, the annuity unit value is:

$X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A * B
$1,000

Where:	A = The adjusted policy value as of the annuity commencement date.
Assume= $X

B = The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume= $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000

[THIS SPACE INTENTIONALLY LEFT BLANK]

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Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where:	A = The dollar amount of the first monthly variable annuity payment.
Assume= $X

B = The annuity unit value for the valuation date on which the first monthly payment is due.
Assume= $Y

Then, the number of annuity units =	$X	= Z
$Y

ADDITIONAL DEATH DISTRIBUTION RIDER — ADDITIONAL INFORMATION

The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The client is less than age 71 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of Surrender	$150,000
Rider Earnings on Date of Surrender (Policy Value on date of surrender – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 – $100,000 – $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Policy Value on date of Death Benefit Calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$222,000

[THIS SPACE INTENTIONALLY LEFT BLANK]

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Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations	$75,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$100,000

ADDITIONAL DEATH DISTRIBUTION+ (“ADD+”) — ADDITIONAL INFORMATION

Assume the ADD+ is added to a new policy opened with $100,000 initial premium. The client is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The client adds $25,000 premium in the 3rd Rider Year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds is $145,000.

Example 1

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $140,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal = (Account Value less premiums added since Rider Date =$110,000 - $25,000)	$85,000
Rider Benefit Base (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

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HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Transamerica Money Market Subaccount, which invests in the Transamerica Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Transamerica Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the Transamerica Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Transamerica Money Market Subaccount will be lower than the yield for the Transamerica Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the seventh policy year.

Transamerica may also disclose the effective yield of the Transamerica Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS – ES)/UV))365/7 – 1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the Transamerica Money Market Subaccount normally will fluctuate on a daily basis.

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Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Transamerica Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Transamerica Money Market Portfolio, the types and quality of portfolio securities held by the Transamerica Money Market Portfolio and its operating expenses.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Transamerica Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charges and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

Yield = 2 * ((((NI – ES)/(U - UV)) + 1)6 –1)

Where:

NI	=	Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.

ES	=	Expenses of the subaccount for the 30-day period.

U	=	The average number of units outstanding.

UV	=	The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount’s actual yield.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based

29

on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.

ERV	=	The ending redeemable value of the hypothetical account at the end of the period.

P	=	A hypothetical initial payment of $1,000.

N	=	The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of

30

Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica’s contract liabilities and reserves so that the Division may determine the items are correct. Transamerica’s books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering.

AFSG serves as principal underwriter for the policies. AFSG’s home office is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. AFSG and TCI are our affiliates, and like us, are indirect, wholly owned subsidiaries of AEGON USA. AFSG and TCI are registered as broker-dealers with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and each is a member of NASD, Inc. AFSG and TCI are not members of the Securities Investor Protection Corporation.

The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with AFSG. AFSG compensates these selling firms for their services. Sales representatives are appointed as our insurance agents.

31

During fiscal years 2004, 2003, and 2002, the amounts paid to AFSG in connection with all policies sold through the separate account were $48,422,852.76, $98,269,331.34, and $175,893,055.30 respectively. AFSG passes through commissions it receives to selling firms for their sales and does not retain any portion of them. We and/or our affiliates provide paid-in capital to AFSG and pay for AFSG’s operating and other expenses, including overhead, legal and accounting fees.

We and TCI may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them. We and/or AFSG may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

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OTHER PRODUCTS

Transamerica makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment options or charges.

CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica’s general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to Transamerica relating to certain matters under the federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory-basis financial statements and schedules of Transamerica and the audited financial statements of certain subaccounts of the Separate Account have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309. The financial statements audited by Ernst & Young LLP are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The financial statements of the Separate Account at December 31, 2004 and for the periods disclosed in the financial statements, and the financial statements and schedules of Transamerica at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, appearing herein, have been audited by Ernst & Young LLP, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FOR MERRILL LYNCH

The statutory-basis financial statements and schedules of Transamerica and the audited financial statements of certain ML subaccounts of the Separate Account have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309. The financial statements audited by Ernst & Young LLP are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The financial statements of the Separate Account at December 31, 2004 and for the periods disclosed in the financial statements, and the financial statements and schedules of Transamerica at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, appearing herein, have been audited by Ernst & Young LLP, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

33

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B, which are available for investment by Transamerica Landmark Variable Annuity contract owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

FINANCIAL STATEMENTS FOR MERRILL LYNCH

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of the ML subaccounts of Separate Account VA B, which are available for investment by Transamerica Landmark Variable Annuity contract owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

[THIS SPACE INTENTIONALLY LEFT BLANK]

34

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

		2.30%					2.00%
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
STI Classic Capital Appreciation Fund(1)	2004 2003	$ $	1.139468 1.000000	$ $	1.188990 1.139468	0.000 0.000	$ $	1.141707 1.000000	$ $	1.194849 1.141707	10,878.039 0.000
STI Classic Growth & Income Fund(1)	2004 2003	$ $	1.226534 1.000000	$ $	1.370344 1.226534	0.000 0.000	$ $	1.228948 1.000000	$ $	1.377100 1.228948	12,728.495 0.000
STI Classic International Equity Fund(1)	2004 2003	$ $	1.333188 1.000000	$ $	1.555242 1.333188	0.000 0.000	$ $	1.335798 1.000000	$ $	1.562884 1.335798	4,322.564 0.000
STI Classic Investment Grade Bond Fund(1)	2004 2003	$ $	0.994474 1.000000	$ $	1.012483 0.994474	0.000 0.000	$ $	0.996426 1.000000	$ $	1.017462 0.996426	19,686.788 0.000
STI Classic Mid-Cap Equity Fund(1)	2004 2003	$ $	1.274491 1.000000	$ $	1.455274 1.274491	0.000 0.000	$ $	1.276996 1.000000	$ $	1.462443 1.276996	4,601.502 0.000
STI Classic Small Cap Value Equity Fund(1)	2004 2003	$ $	1.363404 1.000000	$ $	1.65036 1.363404	0.000 0.000	$ $	1.366088 1.000000	$ $	1.663179 1.366088	22,029.875 0.000
STI Classic Value Income Stock Fund(1)	2004 2003	$ $	1.211950 1.000000	$ $	1.365818 1.211950	0.000 0.000	$ $	1.214327 1.000000	$ $	1.372525 1.214327	0.000 0.000

(1)	Subaccount Inception Date May 1, 2003

		1.80%					1.50%
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
STI Classic Capital Appreciation Fund(1)	2004 2003	$ $	1.143208 1.000000	$ $	1.198775 1.143208	18,999.491 7,870.852	$ $	1.145462 1.000000	$ $	1.204693 1.145462	46,319.243 0.000
STI Classic Growth & Income Fund(1)	2004 2003	$ $	1.230550 1.000000	$ $	1.381604 1.230550	14,913.135 0.000	$ $	1.232978 1.000000	$ $	1.388432 1.232978	0.000 0.000
STI Classic International Equity Fund(1)	2004 2003	$ $	1.337544 1.000000	$ $	1.568012 1.337544	0.000 0.000	$ $	1.340188 1.000000	$ $	1.575763 1.340188	0.000 0.000
STI Classic Investment Grade Bond Fund(1)	2004 2003	$ $	0.997735 1.000000	$ $	1.020809 0.997735	0.000 0.000	$ $	0.999718 1.000000	$ $	1.025868 0.999718	0.000 0.000
STI Classic Mid-Cap Equity Fund(1)	2004 2003	$ $	1.278668 1.000000	$ $	1.467228 1.278668	18,545.120 0.000	$ $	1.281197 1.000000	$ $	1.474497 1.281197	2,590.722 0.000
STI Classic Small Cap Value Equity Fund(1)	2004 2003	$ $	1.367882 1.000000	$ $	1.668650 1.367882	16,336.290 0.000	$ $	1.370574 1.000000	$ $	1.676891 1.370574	30,390.535 0.000
STI Classic Value Income Stock Fund(1)	2004 2003	$ $	1.215917 1.000000	$ $	1.377034 1.215917	151,357.767 0.000	$ $	1.218317 1.000000	$ $	1.383839 1.218317	16,704.188 0.000

(1)	Subaccount Inception Date May 1, 2003

35

1.30%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
STI Classic Capital Appreciation Fund(1)	2004 2003	$ $	1.146969 1.000000	$ $	1.208669 1.146969	13,065.303 5,678.182
STI Classic Growth & Income Fund(1)	2004 2003	$ $	1.234599 1.000000	$ $	1.393010 1.234599	1,963.378 0.000
STI Classic International Equity Fund(1)	2004 2003	$ $	1.341958 1.000000	$ $	1.580961 1.341958	17,414.909 0.000
STI Classic Investment Grade Bond Fund(1)	2004 2003	$ $	1.001025 1.000000	$ $	1.029239 1.001025	30,898.880 0.000
STI Classic Mid-Cap Equity Fund(1)	2004 2003	$ $	1.282875 1.000000	$ $	1.479351 1.282875	17,462.586 0.000
STI Classic Small Cap Value Equity Fund(1)	2004 2003	$ $	1.372373 1.000000	$ $	1.682412 1.372373	192,385.645 0.000
STI Classic Value Income Stock Fund(1)	2004 2003	$ $	1.219923 1.000000	$ $	1.388406 1.219923	252.088 0.000

(1)	Subaccount Inception Date May 1, 2003.

		2.30%			2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
MTB Large-Cap Growth Fund II(1)	2004	$1.000000	$1.013735	0.000	$1.000000	$1.015726	0.000
MTB Large-Cap Value Fund II(1)	2004	$1.000000	$1.085174	0.000	$1.000000	$1.087296	0.000
MTB Managed Allocation - Moderate(1) Growth Fund II	2004	$1.000000	$1.044125	0.000	$1.000000	$1.045097	20,165.835

(1)	Subaccount Inception Date May 1, 2004.

		1.80%			1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
MTB Large-Cap Growth Fund II(1)	2004	$1.000000	$1.017036	0.000	$1.000000	$1.019033	0.000
MTB Large-Cap Value Fund II(1)	2004	$1.000000	$1.088712	0.000	$1.000000	$1.090843	0.000
MTB Managed Allocation - Moderate(1) Growth Fund II	2004	$1.000000	$1.046243	0.000	$1.000000	$1.048307	352,911.490

(1)	Subaccount Inception Date May 1, 2004.

		1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MTB Large-Cap Growth Fund II(1)	2004	$1.000000	$1.020371	20,997.500
MTB Large-Cap Value Fund II(1)	2004	$1.000000	$1.092265	0.000
MTB Managed Allocation - Moderate(1) Growth Fund II	2004	$1.000000	$1.049665	854,405.512

(1)	Subaccount Inception Date May 1, 2004.

The MTB Managed Allocation Fund – Aggressive Growth II and MTB Managed Allocation Fund—Conservative Growth II had not commenced operations as of December 31, 2004, therefore, comparable data is not available.

36

		2.30%					2.05%
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV	Ending AUV	# Units
Asset Allocation Conservative Portfolio - Service Class(15)	2004 2003	$ $	1.151154 1.000000	$ $	1.231489 1.151154	54,787.384 0.000
Asset Allocation - Growth Portfolio - Service Class(15)	2004 2003	$ $	1.240772 1.000000	$ $	1.381416 1.240772	18,776.582 18,868.706
Asset Allocation - Moderate Portfolio - Service Class(15)	2004 2003	$ $	1.172951 1.000000	$ $	1.274074 1.172951	33,359.296 0.000
Asset Allocation - Moderate Growth Portfolio - Service Class(15)	2004 2003	$ $	1.199864 1.000000	$ $	1.327175 1.199864	280,489.005 57,230.679
American Century International - Service Class(14)	2004 2003	$ $	1.249023 1.000000	$ $	1.394598 1.249023	957.186 959.858
American Century Large Company Value - Service Class(14)	2004 2003	$ $	1.225218 1.000000	$ $	1.360651 1.225218	0.000 0.000
Capital Guardian Global - Service Class(9)	2004 2003	$ $	1.303565 1.000000	$ $	1.409258 1.303565	0.000 0.000
Capital Guardian U.S. Equity - Service Class(11)	2004 2003	$ $	1.242941 1.000000	$ $	1.330267 1.242941	21,149.069 21,202.073
Capital Guardian Value - Service Class(4)	2004 2003	$ $	1.276291 1.000000	$ $	1.451947 1.276291	20,524.049 20,575.488
Clarion Real Estate Securities - Service Class(15)	2004 2003	$ $	1.261219 1.000000	$ $	1.633413 1.261219	18,006.254 18,584.528
Great Companies AmericaSM - Service Class(14)	2004 2003	$ $	1.159012 1.000000	$ $	1.149466 1.159012	0.000 0.000
Great Companies - Technology SM - Service Class (14)	2004 2003	$ $	1.299095 1.000000	$ $	1.365772 1.299095	2,547.967 892.5815
Janus Growth - Service Class(2)	2004 2003	$ $	1.198385 1.000000	$ $	1.349704 1.198385	1,726.108 0.000
Jennison Growth - Service Class(7)	2004 2003	$ $	1.197292 1.000000	$ $	1.274091 1.197292	0.000 0.000
J.P. Morgan Enhanced Index - Service Class(8)	2004 2003	$ $	1.209751 1.000000	$ $	1.309105 1.209751	0.000 0.000
Marsico Growth - Service Class(12)	2004 2003	$ $	1.184729 1.000000	$ $	1.297321 1.184729	0.000 0.000
Mercury Large Cap Value - Service Class(12)	2004 2003	$ $	1.252476 1.000000	$ $	1.444602 1.252476	0.000 0.000
MFS High Yield - Service Class(10)	2004 2003	$ $	1.079727 1.000000	$ $	1.155681 1.079727	20,193.351 19,145.805
PIMCO Total Return - Service Class(15)	2004 2003	$ $	1.005095 1.000000	$ $	1.023862 1.005095	2,673.065 2,349.053
Salomon All Cap - Service Class(12)	2004 2003	$ $	1.269268 1.000000	$ $	1.351017 1.269268	18,590.358 18,570.442
Templeton Great Companies Global - Service Class(13)	2004 2003	$ $	1.200018 1.000000	$ $	1.078330 1.200018	0.000 0.000
Transamerica Balanced - Service Class(15)	2004 2003	$ $	1.092598 1.000000	$ $	1.184125 1.092598	1,068.458 1,071.447
Transamerica Convertible Securities - Service Class(15)	2004 2003	$ $	1.148118 1.000000	$ $	1.268063 1.148118	0.000 0.000
Transamerica Equity - Service Class(12)	2004 2003	$ $	1.204564 1.000000	$ $	1.361322 1.204564	46,839.721 0.000
Transamerica Growth Opportunities - Service Class(14)	2004 2003	$ $	1.245074 1.000000	$ $	1.417914 1.245074	0.000 0.000
Transamerica Money Market - Service Class(1)	2004 2003	$ $	0.988117 1.000000	$ $	0.973119 0.988117	0.000 0.000
Transamerica U.S. Government Securities - Service Class(5)	2004 2003	$ $	0.990855 1.000000	$ $	0.996629 0.990855	0.000 0.000

37

		2.30% (Continued)					2.05% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
T. Rowe Price Equity Income -Service Class(6)	2004 2003	$ $	1.210437 1.000000	$ $	1.355459 1.210437	1,653.723 0.000
T. Rowe Price Growth Stock - Service Class(6)	2004 2003	$ $	1.205923 1.000000	$ $	1.291449 1.205923	0.000 0.000
T. Rowe Price Small Cap - Service Class(12)	2004 2003	$ $	1.325528 1.000000	$ $	1.426709 1.325528	17,544.052 17,333.155
Van Kampen Active International Allocation - Service Class(1)	2004 2003	$ $	1.306577 1.000000	$ $	1.477827 1.306577	0.000 0.000
Van Kampen Emerging Growth - Service Class(14)	2004 2003	$ $	1.183500 1.000000	$ $	1.236820 1.183500	1,179.551 1,041.942
Van Kampen Large Cap Core - Service Class(1)	2004 2003	$ $	1.144742 1.000000	$ $	1.259117 1.144742	0.000 0.000
AIM V.I. Basic Value Fund - Series II Shares(15)	2004 2003 2002	$ $	1.283810 1.000000	$ $	1.390873 1.283810	16,839.966 1,403.335	$ $ $	0.986226 0.755058 1.000000	$ $ $	1.071094 0.986226 0.755058	1,328,556.449 1,434,467.723 924,597.542
AIM V.I. Capital Appreciation Fund - Series II Shares(15)	2004 2003 2002	$ $	1.218793 1.000000	$ $	1.266759 1.218793	0.000 0.000	$ $ $	1.000255 0.790158 1.000000	$ $ $	1.042171 1.000255 0.790158	350,958.979 362,714.572 238,405.703
AllianceBernstein Growth and Income Portfolio - Class B(14)	2004 2003 2002	$ $	1.223289 1.000000	$ $	1.329897 1.223289	0.000 0.000	$ $ $	1.016380 0.784658 1.000000	$ $ $	1.107663 1.016380 0.784658	1,256,914.040 1,356,018.945 806,408.218
AllianceBernstein Large Cap Growth Portfolio - Class B(14)c	2004 2003 2002	$ $	1.143646 1.000000	$ $	1.211153 1.143646	2,038.097 2,043.794	$ $ $	0.942399 0.779541 1.000000	$ $ $	1.000475 0.942399 0.779541	919,796.020 894,137.362 612,049.924
Janus Aspen - Mid Cap Growth Portfolio - Service Class(13)	2004 2003 2002	$ $	1.249731 1.000000	$ $	1.471678 1.249731	0.000 0.000	$ $ $	1.047848 0.793465 1.000000	$ $ $	1.236979 1.047848 0.793465	261,515.781 128,961.303 96,244.084
Janus Aspen - World Wide Growth Portfolio - Service Shares(13)	2004 2003 2002	$ $	1.233478 1.000000	$ $	1.260252 1.233478	8,234.339 0.000	$ $ $	0.942022 0.777262 1.000000	$ $ $	0.964837 0.942022 0.777262	612,577.074 595,797.877 485,119.409
MFS New Discovery Series -Service Class(15)	2004 2003 2002	$ $	1.266619 1.000000	$ $	1.314944 1.266619	4,481.568 443.831	$ $ $	0.973029 0.744169 1.000000	$ $ $	1.012632 0.973029 0.744169	593,842.608 604,414.950 430,329.451
MFS Total Return Series - Service Class(15)	2004 2003 2002	$ $	1.118395 1.000000	$ $	1.213736 1.118395	0.000 0.000	$ $ $	1.039145 0.914134 1.000000	$ $ $	1.130502 1.039145 0.914134	6,681,777.704 6,596,368.629 3,504,022.989
Fidelity VIP - Contrafund® Portfolio - Service Class 2(12)	2004 2003 2002	$ $	1.232790 1.000000	$ $	1.387678 1.232790	1,644.291 0.000	$ $ $	1.079848 0.859599 1.000000	$ $ $	1.218498 1.079848 0.859599	4,607,500.525 4,268,144.889 2,610,176.784
Fidelity - VIP Equity-Income Portfolio -Service Class 2(12)	2004 2003 2002	$ $	1.251476 1.000000	$ $	1.360683 1.251476	1,948.102 1,953.545	$ $ $	1.038836 0.815292 1.000000	$ $ $	1.132263 1.038836 0.815292	2,965,497.133 2,915,179.996 1,171,144.495
Fidelity - VIP Growth Portfolio -Service Class 2(14)	2004 2003 2002	$ $	1.238538 1.000000	$ $	1.248415 1.238538	0.000 0.000	$ $ $	0.962720 0.741225 1.000000	$ $ $	0.972781 0.962720 0.741225	1,215,275.716 1,224,577.371 640,287.864
Fidelity - VIP Mid Cap Portfolio - Service Class 2(12)	2004 2003 2002	$ $	1.385512 1.000000	$ $	1.688213 1.385512	12,488.789 0.000	$ $ $	1.156879 0.853928 1.000000	$ $ $	1.413088 1.156879 0.853928	5,531,641.439 4,923,622.851 2,797,025.560
Fidelity - VIP Value Strategies Portfolio - Service Class 2(15)	2004 2003 2002	$ $	1.470410 1.000000	$ $	1.636169 1.470410	12,133.003 0.000	$ $ $	1.149605 0.745495 1.000000	$ $ $	1.282351 1.149605 0.745495	2,850,357.153 2,738,979.818 1,620,340.408
Asset Allocation Conservative Portfolio - Initial Class(15)	2004 2003 2002						$ $ $	1.075781 0.893163 1.000000	$ $ $	1.156517 1.075781 0.893163	12,722,990.785 13,292,137.330 3,351,966.231

38

		2.30% (Continued)			2.05% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV		Ending AUV		# Units
Asset Allocation - Growth Portfolio -Initial Class(15)	2004 2003 2002				$ $ $	1.027907 0.801958 1.000000	$ $ $	1.150087 1.027907 0.801958	8,155,202.014 6,570,528.091 3,449,065.661
Asset Allocation - Moderate Portfolio -Initial Class(15)	2004 2003 2002				$ $ $	1.058168 0.864789 1.000000	$ $ $	1.154993 1.058168 0.864789	22,531,206.725 21,854,279.773 9,034,339.598
Asset Allocation - Moderate Growth Portfolio - Initial Class(15)	2004 2003 2002				$ $ $	1.042179 0.836320 1.000000	$ $ $	1.159519 1.042179 0.836320	23,571,056.558 22,222,990.289 9,307,645.937
American Century International -Initial Class(14)	2004 2003 2002				$ $ $	0.967247 0.787811 1.000000	$ $ $	1.083713 0.967247 0.787811	1,522,273.338 1,401,306.093 504,009.182
American Century Large Company Value -Initial Class(14)	2004 2003 2002				$ $ $	1.034227 0.819488 1.000000	$ $ $	1.154394 1.034227 0.819488	866,099.244 863,344.144 462,303.184
Capital Guardian Global - Initial Class(9)	2004 2003 2002				$ $ $	1.084970 0.804614 1.000000	$ $ $	1.178766 1.084970 0.804614	3,857,862.846 3,517,782.045 1,828,885.197
Capital Guardian U.S. Equity -Initial Class(11)	2004 2003 2002				$ $ $	1.054237 0.788153 1.000000	$ $ $	1.133917 1.054237 0.788153	3,509,512.212 3,336,714.841 1,897,206.226
Capital Guardian Value - Initial Class(4)	2004 2003 2002				$ $ $	1.023455 0.776052 1.000000	$ $ $	1.170358 1.023455 0.776052	5,590,911.348 5,178,547.482 3,163,627.268
Clarion Real Estate Securities -Initial Class(15)	2004 2003 2002				$ $ $	1.231933 0.926167 1.000000	$ $ $	1.603794 1.231933 0.926167	2,020,570.944 1,791,813.110 848,816.737
Great Companies AmericaSM -Initial Class(14)	2004 2003 2002				$ $ $	1.027000 0.840650 1.000000	$ $ $	1.023632 1.027000 0.840650	659,150.604 743,925.239 318,777.748
Great Companies - Technology SM -Initial Class (14)	2004 2003 2002				$ $ $	1.051469 0.710805 1.000000	$ $ $	1.113337 1.051469 0.710805	595,247.109 599,400.203 67,210.623
Janus Growth - Initial Class(2)	2004 2003 2002				$ $ $	1.025033 0.791916 1.000000	$ $ $	1.160368 1.025033 0.791916	272,636.515 324,352.714 126,350.905
Jennison Growth - Initial Class(7)	2004 2003 2002				$ $ $	0.946076 0.749731 1.000000	$ $ $	1.011636 0.946076 0.749731	813,915.269 790,596.260 378,340.552
J.P. Morgan Enhanced Index -Initial Class(8)	2004 2003 2002				$ $ $	1.009349 0.798818 1.000000	$ $ $	1.098003 1.009349 0.798818	1,319,130.639 1,469,352.818 1,116,494.171
Marsico Growth - Initial Class(12)	2004 2003				$ $	1.188063 1.000000	$ $	1.306752 1.188063	261,433.421 298,269.6250
Mercury Large Cap Value -Initial Class(12)	2004 2003 2002				$ $ $	1.024670 0.805713 1.000000	$ $ $	1.188179 1.024670 0.805713	1,401,569.087 1,421,907.878 766,008.437
MFS High Yield - Initial Class(10)	2004 2003 2002				$ $ $	1.136257 0.984831 1.000000	$ $ $	1.222127 1.136257 0.984831	2,847,809.421 3,139,842.025 825,866.141
PIMCO Total Return - Initial Class(15)	2004 2003 2002				$ $ $	1.076993 1.047694 1.000000	$ $ $	1.102737 1.076993 1.047694	6,273,424.517 6,998,700.432 4,549,829.924

39

		2.30% (Continued)			2.05% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV		Ending AUV		# Units
Salomon All Cap - Initial Class(12)	2004 2003 2002				$ $ $	1.013103 0.764956 1.000000	$ $ $	1.083437 1.013103 0.764956	3,817,978.520 3,755,672.367 2,186,349.501
Templeton Great Companies Global -Initial Class	2004 2003 2002				$ $ $	1.020505 0.821759 1.000000	$ $ $	1.094552 1.020505 0.821759	833,899.959 614,144.164 288,580.337
Transamerica Balanced - Initial Class(15)	2004 2003 2002				$ $ $	1.044894 0.936208 1.000000	$ $ $	1.138069 1.044894 0.936208	831,886.826 873,324.440 294,907.048
Transamerica Convertible Securities -Initial Class(15)	2004 2003 2002				$ $ $	1.114161 0.919433 1.000000	$ $ $	1.235603 1.114161 0.919433	1,076,664.946 1,034,137.336 515,614.901
Transamerica Equity - Initial Class(12)	2004 2003 2002				$ $ $	1.078576 0.838775 1.000000	$ $ $	1.223899 1.078576 0.838775	3,408,212.319 2,579,172.995 1,409,672.987
Transamerica Growth Opportunities -Initial Class(14)	2004 2003 2002				$ $ $	1.014316 0.788866 1.000000	$ $ $	1.159147 1.014316 0.788866	1,187,931.335 608,146.259 478,802.905
Transamerica Money Market -Initial Class(1)	2004 2003				$ $	0.981716 1.000000	$ $	0.971609 0.981716	1,599,509.006 2,118,206.891
Transamerica Small/Mid Cap Value -Initial Class(3)	2004 2003 2002				$ $ $	1.162599 0.621703 1.000000	$ $ $	1.325401 1.162599 0.621703	37,125.393 42,599.8926 65,591.264
Transamerica U.S. Government Securities -Initial Class(5)	2004 2003 2002				$ $ $	1.046905 1.037786 1.000000	$ $ $	1.059628 1.046905 1.037786	1,479,128.069 1,973,359.187 1,455,442.327
T. Rowe Price Equity Income -Initial Class(6)	2004 2003 2002				$ $ $	1.030039 0.836971 1.000000	$ $ $	1.158793 1.030039 0.836971	4,803,136.053 4,833,563.861 2,599,295.828
T. Rowe Price Growth Stock -Initial Class(6)	2004 2003 2002				$ $ $	1.042280 0.813420 1.000000	$ $ $	1.121948 1.042280 0.813420	2,646,349.864 2,806,648.159 1,452,575.125
T. Rowe Price Small Cap -Initial Class(12)	2004 2003 2002				$ $ $	1.018589 0.740331 1.000000	$ $ $	1.101532 1.018589 0.740331	2,331,973.257 2,383,017.556 1,406,961.012
Van Kampen Active International Allocation - Initial Class(1)	2004 2003 2002				$ $ $	1.067146 0.819975 1.000000	$ $ $	1.213396 1.067146 0.819975	1,066,833.112 836,813.884 501,697.559
Van Kampen Emerging Growth -Initial Class(14)	2004 2003 2002				$ $ $	0.904677 0.720387 1.000000	$ $ $	0.949775 0.904677 0.720387	988,121.765 998,093.649 558,294.630
Van Kampen Large Cap Core -Initial Class(1)	2004 2003 2002				$ $ $	1.031926 0.869699 1.000000	$ $ $	1.140092 1.031926 0.869699	386,840.375 499,064.017 220,638.224

(1)	Subaccount Inception Date April 8, 1991.

(2)	Subaccount Inception Date July 1, 1992.

(3)	Subaccount Inception Date May 4, 1993.

(4)	Subaccount Inception Date May 27, 1993.

(5)	Subaccount Inception Date May 9, 1994.

(6)	Subaccount Inception Date January 3, 1995.

(7)	Subaccount Inception Date November 18, 1996.

(8)	Subaccount Inception Date May 1, 1997.

40

(9)	Subaccount Inception Date February 2, 1998.

(10)	Subaccount Inception Date June 2, 1998.

(11)	Subaccount Inception Date July 1, 1998.

(12)	Subaccount Inception Date May 1, 2000.

(13)	Subaccount Inception Date October 9, 2000.

(14)	Subaccount Inception Date May 1, 2001.

(15)	Subaccount Inception Date May 1, 2002.

(16)	Subaccount Inception Date November 3, 2003.

[a]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

[b]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[c]	Formerly known as AllianceBernstein Premier Growth.

[THIS SPACE INTENTIONALLY LEFT BLANK]

41

		2.00%					1.80%
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Asset Allocation Conservative Portfolio -Service Class(15)	2004 2003	$ $	1.153408 1.000000	$ $	1.237538 1.153408	1,356,256.244 0.000	$ $	1.154926 1.000000	$ $	1.241621 1.154926	2,484,071.437 1,161,758.4535
Asset Allocation - Growth Portfolio -Service Class(15)	2004 2003	$ $	1.243201 1.000000	$ $	1.388206 1.243201	328,071.052 95,654.2614	$ $	1.244833 1.000000	$ $	1.392775 1.244833	3,248,179.788 1,271,216.8585
Asset Allocation - Moderate Portfolio -Service Class(15)	2004 2003	$ $	1.175252 1.000000	$ $	1.280332 1.175252	3,295,751.671 273,648.3386	$ $	1.176789 1.000000	$ $	1.284535 1.176789	9,673,938.990 2,053,541.3015
Asset Allocation - Moderate Growth Portfolio - Service Class(15)	2004 2003	$ $	1.202229 1.000000	$ $	1.333718 1.202229	2,271,056.871 273,309.0582	$ $	1.203797 1.000000	$ $	1.338083 1.203797	7,122,718.076 2,212,321.6810
American Century International -Service Class(14)	2004 2003	$ $	1.251472 1.000000	$ $	1.401442 1.251472	29,031.916 0.000	$ $	1.253116 1.000000	$ $	1.406046 1.253116	175,059.445 24,994.0994
American Century Large Company Value -Service Class(14)	2004 2003	$ $	1.227616 1.000000	$ $	1.367342 1.227616	29,658.663 0.000	$ $	1.229225 1.000000	$ $	1.371834 1.229225	139,376.282 17,554.2063
Capital Guardian Global - Service Class(9)	2004 2003	$ $	1.306127 1.000000	$ $	1.416204 1.306127	38,283.486 1,270.1357	$ $	1.307837 1.000000	$ $	1.420834 1.307837	688,711.782 279,497.2852
Capital Guardian U.S. Equity -Service Class(11)	2004 2003	$ $	1.245365 1.000000	$ $	1.336805 1.245365	40,616.372 2,103.2282	$ $	1.247007 1.000000	$ $	1.341192 1.247007	745,344.734 326,941.3415
Capital Guardian Value - Service Class(4)	2004 2003	$ $	1.278793 1.000000	$ $	1.459075 1.278793	115,638.808 7,639.3419	$ $	1.280478 1.000000	$ $	1.463879 1.280478	727,158.315 299,990.3015
Clarion Real Estate Securities -Service Class(15)	2004 2003	$ $	1.263687 1.000000	$ $	1.641439 1.263687	11,551.566 0.000	$ $	1.265349 1.000000	$ $	1.646832 1.265349	161.483.910 30,587.7103
Great Companies AmericaSM -Service Class(14)	2004 2003	$ $	1.161281 1.000000	$ $	1.155112 1.161281	0.000 0.000	$ $	1.162810 1.000000	$ $	1.158917 1.162810	944.361 18,594.3708
Great Companies - Technology SM -Service Class (14)	2004 2003	$ $	1.301642 1.000000	$ $	1.372482 1.301642	28,214.066 0.000	$ $	1.303343 1.000000	$ $	1.376983 1.303343	74,615.741 9,684.727
Janus Growth - Service Class(2)	2004 2003	$ $	1.200724 1.000000	$ $	1.356330 1.200724	8,350.091 0.000	$ $	1.202306 1.000000	$ $	1.360790 1.202306	17,424.931 6,355.927
Jennison Growth - Service Class(7)	2004 2003	$ $	1.199629 1.000000	$ $	1.280340 1.199629	0.000 0.000	$ $	1.201203 1.000000	$ $	1.284548 1.201203	12,658.774 0.00
J.P. Morgan Enhanced Index -Service Class(8)	2004 2003	$ $	1.212127 1.000000	$ $	1.315537 1.212127	0.000 0.000	$ $	1.213714 1.000000	$ $	1.319853 1.213714	35,161.825 30,595.631
Marsico Growth - Service Class(12)	2004 2003	$ $	1.187046 1.000000	$ $	1.303691 1.187046	36,595.891 0.000	$ $	1.188601 1.000000	$ $	1.307980 1.188601	55,470.707 11,608.008
Mercury Large Cap Value -Service Class(12)	2004 2003	$ $	1.254934 1.000000	$ $	1.451699 1.254934	0.000 0.000	$ $	1.256578 1.000000	$ $	1.456462 1.256578	96,811.038 34,886.867
MFS High Yield - Service Class(10)	2004 2003	$ $	1.081853 1.000000	$ $	1.161377 1.081853	39,551.668 0.000	$ $	1.083263 1.000000	$ $	1.165192 1.083263	732,806.472 127,714.499
PIMCO Total Return - Service Class(15)	2004 2003	$ $	1.007067 1.000000	$ $	1.028898 1.007067	89,463.100 11,359.8889	$ $	1.008398 1.000000	$ $	1.032300 1.008398	883,385.993 177,762.406
Salomon All Cap - Service Class(12)	2004 2003	$ $	1.271758 1.000000	$ $	1.357660 1.271758	13,427.620 0.000	$ $	1.273418 1.000000	$ $	1.362113 1.273418	62,741.794 18,665.923
Templeton Great Companies Global -Service Class(13)	2004 2003	$ $	1.202376 1.000000	$ $	1.080456 1.202376	23,990.476 0.000	$ $	1.203949 1.000000	$ $	1.081888 1.203949	65,115.082 6,994.133
Transamerica Balanced - Service Class(15)	2004 2003	$ $	1.094745 1.000000	$ $	1.189960 1.094745	519.424 0.000	$ $	1.096176 1.000000	$ $	1.193854 1.096176	124,673.849 46,064.903
Transamerica Convertible Securities -Service Class(15)	2004 2003	$ $	1.150373 1.000000	$ $	1.274297 1.150373	30,089.345 0.000	$ $	1.151882 1.000000	$ $	1.278480 1.151882	246,854.055 20,784.065
Transamerica Equity - Service Class(12)	2004 2003	$ $	1.206930 1.000000	$ $	1.368016 1.206930	15,570.411 0.000	$ $	1.208512 1.000000	$ $	1.372516 1.208512	313,898.482 34,498.553
Transamerica Growth Opportunities -Service Class(14)	2004 2003	$ $	1.247516 1.000000	$ $	1.424884 1.247516	12,399.891 0.000	$ $	1.249155 1.000000	$ $	1.429566 1.249155	47,427.664 9,266.060
Transamerica Money Market -Service Class(1)	2004 2003	$ $	0.990061 1.000000	$ $	0.977921 0.990061	12,016.136 65,642.1412	$ $	0.991361 1.000000	$ $	0.981125 0.991361	292,895.105 120,689.803
Transamerica U.S. Government Securities -Service Class(5)	2004 2003	$ $	0.992807 1.000000	$ $	1.001542 0.992807	7,919.597 0.000	$ $	0.994114 1.000000	$ $	1.004835 0.994114	140,622.667 31,745.757

42

		2.00% (Continued)					1.80% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
T. Rowe Price Equity Income -Service Class(6)	2004 2003	$ $	1.212812 1.000000	$ $	1.362121 1.212812	14,028.426 0.000	$ $	1.214405 1.000000	$ $	1.366596 1.214405	393,719.559 118,689.795
T. Rowe Price Growth Stock -Service Class(6)	2004 2003	$ $	1.208289 1.000000	$ $	1.297785 1.208289	26,916.407 2,914.3832	$ $	1.209875 1.000000	$ $	1.302059 1.209875	386,638.405 132,008.559
T. Rowe Price Small Cap -Service Class(12)	2004 2003	$ $	1.328123 1.000000	$ $	1.433725 1.328123	38,295.703 360.5469	$ $	1.329865 1.000000	$ $	1.438430 1.329865	210,983.852 46,760.198
Van Kampen Active International Allocation - Service Class(1)	2004 2003	$ $	1.309149 1.000000	$ $	1.485104 1.309149	433.800 0.000	$ $	1.310854 1.000000	$ $	1.489961 1.310854	44,265.241 4,295.920
Van Kampen Emerging Growth -Service Class(14)	2004 2003	$ $	1.185820 1.000000	$ $	1.242906 1.185820	0.000 0.000	$ $	1.187376 1.000000	$ $	1.246984 1.187376	34,147.922 10,809.693
Van Kampen Large Cap Core -Service Class(1)	2004 2003	$ $	1.146984 1.000000	$ $	1.265299 1.146984	6,032.182 6,078.9835	$ $	1.148504 1.000000	$ $	1.269474 1.148504	199,269.312 76,797.669
PAM Transamerica U.S. Government Securities - Service Class(16)	2004 2003	$ $	0.992807 1.000000	$ $	1.001542 0.992807	0.000 0.000	$ $	0.994114 1.000000	$ $	1.004835 0.994114	0.000 0.000
AIM V.I. Basic Value Fund -Series II Shares(15)	2004 2003 2002	$ $	1.286328 1.000000	$ $	1.397721 1.286328	0.000 0.000	$ $ $	0.990290 0.756303 1.000000	$ $ $	1.078165 0.990290 0.756303	514,261.166 351,528.108 261,483.573
AIM V.I. Capital Appreciation Fund -Series II Shares(15)	2004 2003 2002	$ $	1.221185 1.000000	$ $	1.272982 1.221185	1,977.822 0.000	$ $ $	1.004374 0.791459 1.000000	$ $ $	1.049046 1.004374 0.791459	110,989.504 125,601.041 100.000
AllianceBernstein Growth and Income Portfolio - Class B(14)	2004 2003 2002	$ $	1.225691 1.000000	$ $	1.336441 1.225691	0.000 0.000	$ $ $	1.020536 0.785944 1.000000	$ $ $	1.114942 1.020536 0.785944	122,009.533 162,584.406 194,203.022
AllianceBernstein Large Cap Growth Portfolio - Class B(14)c	2004 2003 2002	$ $	1.145885 1.000000	$ $	1.217098 1.145885	11,326.692 0.000	$ $ $	0.946253 0.780824 1.000000	$ $ $	1.007039 0.946253 0.780824	281,920.526 223,678.787 44,322.876
Janus Aspen - Mid Cap Growth Portfolio -Service Shares(13)	2004 2003 2002	$ $	1.252179 1.000000	$ $	1.478910 1.252179	0.000 0.000	$ $ $	1.052147 0.794771 1.000000	$ $ $	1.245100 1.052147 0.794771	146,119.690 89,716.930 47,518.706
Janus Aspen - World Wide Growth Portfolio - Service Shares(13)	2004 2003 2002	$ $	1.235897 1.000000	$ $	1.266456 1.235897	3,082.499 0.000	$ $ $	0.945896 0.778551 1.000000	$ $ $	0.971196 0.945896 0.778551	200,144.803 164,525.699 103,985.409
MFS New Discovery Series -Service Class(15)	2004 2003 2002	$ $	1.269099 1.000000	$ $	1.321391 1.269099	2,932.684 0.00	$ $ $	0.977008 0.745393 1.000000	$ $ $	1.019281 0.977008 0.745393	397,162.008 324,513.055 115,378.559
MFS Total Return Series - Service Class(15)	2004 2003 2002	$ $	1.120598 1.000000	$ $	1.219711 1.120598	30,699.846 6,228.4149	$ $ $	1.043403 0.915635 1.000000	$ $ $	1.137939 1.043403 0.915635	1,246,996.360 974,255.453 464,042.027
Fidelity VIP - Contrafund® Portfolio -Service Class 2(12)	2004 2003 2002	$ $	1.235210 1.000000	$ $	1.394496 1.235210	39,995.645 0.000	$ $ $	1.084281 0.861015 1.000000	$ $ $	1.226508 1.084281 0.861015	978,775.873 794,688.864 415,941.918
Fidelity - VIP Equity-Income Portfolio -Service Class 2(12)	2004 2003 2002	$ $	1.253935 1.000000	$ $	1.367371 1.253935	6,954.300 2,856.7708	$ $ $	1.043088 0.816627 1.000000	$ $ $	1.139689 1.043088 0.816627	825,540.501 727,819.475 250,457.723
Fidelity - VIP Growth Portfolio -Service Class 2(14)	2004 2003 2002	$ $	1.240965 1.000000	$ $	1.254545 1.240965	8,759.400 0.000	$ $ $	0.966666 0.742445 1.000000	$ $ $	0.979170 0.966666 0.742445	340,255.229 156,561.579 42,885.535
Fidelity - VIP Mid Cap Portfolio -Service Class 2(12)	2004 2003 2002	$ $	1.388232 1.000000	$ $	1.696510 1.388232	64,284.570 2,641.6017	$ $ $	1.161607 0.855329 1.000000	$ $ $	1.422355 1.161607 0.855329	1,472,449.142 1,043,709.557 644,526.246
Fidelity - VIP Value Strategies Portfolio -Service Class 2(15)	2004 2003 2002	$ $	1.473285 1.000000	$ $	1.644209 1.473285	12,694.327 327.9554	$ $ $	1.154319 0.746720 1.000000	$ $ $	1.290779 1.154319 0.746720	901,148.985 707,402.412 250,402.232

43

		2.00% (Continued)			1.80% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV		Ending AUV		# Units
Asset Allocation Conservative Portfolio -Initial Class(15)	2004 2003 2002				$ $ $	1.080197 0.894630 1.000000	$ $ $	1.164118 1.080197 0.894630	1,510,616.781 1,323,518.464 748,363.427
Asset Allocation - Growth Portfolio -Initial Class(15)	2004 2003 2002				$ $ $	1.032106 0.803272 1.000000	$ $ $	1.157617 1.032106 0.803272	1,617,182.223 1,151,369.140 810,014.474
Asset Allocation - Moderate Portfolio -Initial Class(15)	2004 2003 2002				$ $ $	1.062487 0.866203 1.000000	$ $ $	1.162564 1.062487 0.866203	5,234,102.440 5,854,834.271 2,178,354.574
Asset Allocation - Moderate Growth Portfolio - Initial Class(15)	2004 2003 2002				$ $ $	1.046470 0.837699 1.000000	$ $ $	1.167152 1.046470 0.837699	2,253,825.841 2,165,266.168 609,930.702
American Century International -Initial Class(14)	2004 2003 2002				$ $ $	0.971224 0.789104 1.000000	$ $ $	1.090843 0.971224 0.789104	386,997.501 465,195.773 37,844.514
American Century Large Company Value -Initial Class(14)	2004 2003 2002				$ $ $	1.038473 0.820840 1.000000	$ $ $	1.161983 1.038473 0.820840	121,053.881 89,937.447 85,385.836
Capital Guardian Global - Initial Class(9)	2004 2003 2002				$ $ $	1.089409 0.805929 1.000000	$ $ $	1.186511 1.089409 0.805929	500,991.190 360,978.407 147,750.830
Capital Guardian U.S. Equity -Initial Class(11)	2004 2003 2002				$ $ $	1.058564 0.789456 1.000000	$ $ $	1.141367 1.058564 0.789456	703,313.771 588,989.393 421,226.089
Capital Guardian Value - Initial Class(4)	2004 2003 2002				$ $ $	1.027645 0.777326 1.000000	$ $ $	1.178050 1.027645 0.777326	904,308.230 790,650.560 467,803.411
Clarion Real Estate Securities -Initial Class(15)	2004 2003 2002				$ $ $	1.236967 0.927684 1.000000	$ $ $	1.614316 1.236967 0.927684	377,760.287 242,341.046 176,979.084
Great Companies AmericaSM -Initial Class(14)	2004 2003 2002				$ $ $	1.031223 0.842029 1.000000	$ $ $	1.030368 1.031223 0.842029	25,300.035 27,323.767 25,051.233
Great Companies - Technology SM -Initial Class(14)	2004 2003 2002				$ $ $	1.031223 0.711979 1.000000	$ $ $	1.120669 1.031223 0.711979	227,018.910 27,323.767 17,751.857
Janus Growth - Initial Class(2)	2004 2003 2002				$ $ $	1.029231 0.793221 1.000000	$ $ $	1.167993 1.029231 0.793221	62,775.407 64,667.409 47,054.241
Jennison Growth - Initial Class(7)	2004 2003 2002				$ $ $	0.949970 0.750968 1.000000	$ $ $	1.018303 0.949970 0.750968	208,326.929 227,266.127 142,934.455
J.P. Morgan Enhanced Index -Initial Class(8)	2004 2003 2002				$ $ $	1.013488 0.800129 1.000000	$ $ $	1.105224 1.013488 0.800129	661,075.710 671,521.525 194,732.985
Marsico Growth - Initial Class(12)	2004					$1.000000		$1.312102	104,704.800
Mercury Large Cap Value -Initial Class(12)	2004 2003 2002				$ $ $	1.028886 0.807044 1.000000	$ $ $	1.196010 1.028886 0.807044	170,887.415 121,549.958 93,170.811
MFS High Yield - Initial Class(10)	2004 2003 2002				$ $ $	1.140942 0.986461 1.000000	$ $ $	1.230186 1.140942 0.986461	672,618.823 1,123,078.695 332,138.349
PIMCO Total Return - Initial Class(15)	2004 2003 2002				$ $ $	1.081412 1.049414 1.000000	$ $ $	1.109997 1.081412 1.049414	1,147,244.241 1,106,646.050 1,106,132.378

44

		2.00% (Continued)			1.80% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV		Ending AUV		# Units
Salomon All Cap - Initial Class(12)	2004 2003 2002				$ $ $	1.017261 0.766218 1.000000	$ $ $	1.090563 1.017261 0.766218	736,150.972 660,003.665 513,009.880
Templeton Great Companies Global -Initial Class(13)	2004 2003 2002				$ $ $	1.024683 0.823112 1.000000	$ $ $	1.101747 1.024683 0.823112	40,662.007 23,514.342 21,098.458
Transamerica Balanced - Initial Class(15)	2004 2003 2002				$ $ $	1.049179 0.937747 1.000000	$ $ $	1.145543 1.049179 0.937747	224,344.490 326,231.378 218,781.660
Transamerica Convertible Securities -Initial Class(15)	2004 2003 2002				$ $ $	1.118730 0.920948 1.000000	$ $ $	1.243721 1.118730 0.920948	210,389.878 114,972.094 76,976.092
Transamerica Equity - Initial Class(12)	2004 2003 2002				$ $ $	1.082997 0.840150 1.000000	$ $ $	1.231954 1.082997 0.840150	586,964.074 430,898.151 391,808.307
Transamerica Growth Opportunities -Initial Class(14)	2004 2003 2002				$ $ $	1.018477 0.790161 1.000000	$ $ $	1.166768 1.018477 0.790161	122,213.991 37,447.818 54,241.789
Transamerica Money Market -Initial Class(1)	2004 2003				$ $	0.985767 1.000000	$ $	0.978029 0.985767	217,591.051 336,035.060
Transamerica Small/Mid Cap Value -Initial Class(3)	2004 2003 2002				$ $ $	1.167376 0.622732 1.000000	$ $ $	1.334121 1.167376 0.622732	83,330.364 125,635.9324 92,716.753
Transamerica U.S. Government Securities -Initial Class(5)	2004 2003 2002				$ $ $	1.051191 1.039480 1.000000	$ $ $	1.066588 1.051191 1.039480	419,827.087 677,439.737 252,341.323
T. Rowe Price Equity Income -Initial Class(6)	2004 2003 2002				$ $ $	1.034280 0.838349 1.000000	$ $ $	1.166444 1.034280 0.838349	790,512.190 888,231.661 599,216.231
T. Rowe Price Growth Stock -Initial Class(6)	2004 2003 2002				$ $ $	1.046575 0.814764 1.000000	$ $ $	1.129348 1.046575 0.814764	459,406.482 471,575.723 290,587.833
T. Rowe Price Small Cap -Initial Class(12)	2004 2003 2002				$ $ $	1.022756 0.741544 1.000000	$ $ $	1.108771 1.022756 0.741544	593,852.759 496,545.206 239,234.900
Van Kampen Active International Allocation - Initial Class(1)	2004 2003 2002				$ $ $	1.071525 0.821327 1.000000	$ $ $	1.221375 1.071525 0.821327	219,525.145 213,817.333 112,873.276
Van Kampen Emerging Growth -Initial Class(14)	2004 2003 2002				$ $ $	0.908394 0.721570 1.000000	$ $ $	0.956031 0.908394 0.721570	372,748.155 382,660.759 258,197.148
Van Kampen Large Cap Core -Initial Class(1)	2004 2003 2002				$ $ $	1.036162 0.871131 1.000000	$ $ $	1.147593 1.036162 0.871131	64,148.198 60,529.321 28,892.922

(1)	Subaccount Inception Date April 8, 1991.

(2)	Subaccount Inception Date July 1, 1992.

(3)	Subaccount Inception Date May 4, 1993.

(4)	Subaccount Inception Date May 27, 1993.

(5)	Subaccount Inception Date May 9, 1994.

(6)	Subaccount Inception Date January 3, 1995.

(7)	Subaccount Inception Date November 18, 1996.

(8)	Subaccount Inception Date May 1, 1997.

(9)	Subaccount Inception Date February 2, 1998.

45

(10)	Subaccount Inception Date June 2, 1998.

(11)	Subaccount Inception Date July 1, 1998.

(12)	Subaccount Inception Date May 1, 2000.

(13)	Subaccount Inception Date October 9, 2000.

(14)	Subaccount Inception Date May 1, 2001.

(15)	Subaccount Inception Date May 1, 2002.

(16)	Subaccount Inception Date November 3, 2003.

[a]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

[b]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[c]	Formerly known as AllianceBernstein Premier Growth.

[THIS SPACE INTENTIONALLY LEFT BLANK]

46

		1.55%			1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV		Ending AUV		# Units
Asset Allocation Conservative Portfolio -Service Class(15)	2004 2003				$ $	1.157202 1.000000	$ $	1.247755 1.157202	3,500,465.264 453,423.5936
Asset Allocation - Growth Portfolio -Service Class(15)	2004 2003				$ $	1.247283 1.000000	$ $	1.399649 1.247283	7,780,059.897 286,083.8391
Asset Allocation - Moderate Portfolio -Service Class(15)	2004 2003				$ $	1.179114 1.000000	$ $	1.290878 1.179114	12,083,546.284 1,060,238.9199
Asset Allocation - Moderate Growth Portfolio - Service Class(15)	2004 2003				$ $	1.206176 1.000000	$ $	1.344702 1.206176	13,026,240.646 866,132.1961
American Century International -Service Class(14)	2004 2003				$ $	1.255588 1.000000	$ $	1.412998 1.255588	101,200.554 276.0572
American Century Large Company Value - Service Class(14)	2004 2003				$ $	1.231649 1.000000	$ $	1.378605 1.231649	132,395.637 21,142.7218
Capital Guardian Global -Service Class(9)	2004 2003				$ $	1.31041 1.000000	$ $	1.427847 1.31041	298,994.367 48,462.2101
Capital Guardian U.S. Equity -Service Class(11)	2004 2003				$ $	1.249463 1.000000	$ $	1.347820 1.249463	438,877.263 65,551.782
Capital Guardian Value - Service Class(4)	2004 2003				$ $	1.283000 1.000000	$ $	1.471108 1.283000	598,196.993 73,180.342
Clarion Real Estate Securities -Service Class(15)	2004 2003				$ $	1.267846 1.000000	$ $	1.654962 1.267846	167,881.007 21,789.232
Great Companies AmericaSM -Service Class(14)	2004 2003				$ $	1.165111 1.000000	$ $	1.164645 1.165111	127,325.710 16,861.568
Great Companies - Technology SM -Service Class (14)	2004 2003				$ $	1.305914 1.000000	$ $	1.383791 1.305914	329,586.323 593.365
Janus Growth - Service Class(2)	2004 2003				$ $	1.204678 1.000000	$ $	1.367513 1.204678	26,870.248 19,509.380
Jennison Growth - Service Class(7)	2004 2003				$ $	1.203574 1.000000	$ $	1.290888 1.203574	34,960.165 9,467.185
J.P. Morgan Enhanced Index -Service Class(8)	2004 2003				$ $	1.216104 1.000000	$ $	1.326377 1.216104	75,952.207 14,773.275
Marsico Growth - Service Class(12)	2004 2003				$ $	1.190949 1.000000	$ $	1.314431 1.190949	249,867.418 7,208.809
Mercury Large Cap Value -Service Class(12)	2004 2003				$ $	1.259049 1.000000	$ $	1.463652 1.259049	273,314.811 19,505.649
MFS High Yield - Service Class(10)	2004 2003				$ $	1.085403 1.000000	$ $	1.170941 1.085403	398,296.667 150,974.273
PIMCO Total Return - Service Class(15)	2004 2003				$ $	1.010392 1.000000	$ $	1.037408 1.010392	976,315.714 142,275.747
Salomon All Cap - Service Class(12)	2004 2003				$ $	1.275932 1.000000	$ $	1.037408 1.275932	976,315.714 19,388.405
Templeton Great Companies Global -Service Class(13)	2004 2003				$ $	1.206334 1.000000	$ $	1.084034 1.206334	171,231.964 31,120.292
Transamerica Balanced - Service Class(15)	2004 2003				$ $	1.098349 1.000000	$ $	1.199769 1.098349	41,002.289 1,576.204
Transamerica Convertible Securities -Service Class(15)	2004 2003				$ $	1.154157 1.000000	$ $	1.284802 1.154157	200,826.320 0.000
Transamerica Equity - Service Class(12)	2004 2003				$ $	1.210890 1.000000	$ $	1.379279 1.210890	613,476.605 28,112.713
Transamerica Growth Opportunities -Service Class(14)	2004 2003				$ $	1.251624 1.000000	$ $	1.436639 1.251624	422,076.214 8,439.832
Transamerica Money Market -Service Class(1)	2004 2003				$ $	0.993319 1.000000	$ $	0.985977 0.993319	1,015,897.444 570,320.435
Transamerica U.S. Government Securities - Service Class(5)	2004 2003				$ $	0.996080 1.000000	$ $	1.009806 0.996080	310,484.884 29,776.563

47

		1.55% (Continued)					1.50% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
T. Rowe Price Equity Income -Service Class(6)	2004 2003						$ $	1.216801 1.000000	$ $	1.373349 1.216801	714,866.481 75,443.719
T. Rowe Price Growth Stock -Service Class(6)	2004 2003						$ $	1.212252 1.000000	$ $	1.308482 1.212252	370,758.608 28,907.459
T. Rowe Price Small Cap -Service Class(12)	2004 2003						$ $	1.332482 1.000000	$ $	1.445530 1.332482	286,574.361 45,534.520
Van Kampen Active International Allocation -Service Class(1)	2004 2003						$ $	1.313437 1.000000	$ $	1.497321 1.313437	53,163.663 0.000
Van Kampen Emerging Growth -Service Class(14)	2004 2003						$ $	1.189709 1.000000	$ $	1.253128 1.189709	181,007.748 40,928.103
Van Kampen Large Cap Core -Service Class(1)	2004 2003						$ $	1.150762 1.000000	$ $	1.275740 1.150762	88,627.963 58,937.737
PAM Transamerica U.S. Government Securities – Service Class(16)	2004 2003						$ $	0.99608 1.000000	$ $	1.009806 0.99608	41,453.315 0.000
AIM V.I. Basic Value Fund -Series II Shares(15)	2004 2003 2002	$ $ $	0.994356 0.757548 1.000000	$ $ $	1.085273 0.994356 0.757548	36,672,562.476 35,126,143.411 17,650,404.981	$ $ $	0.995176 0.757796 1.000000	$ $ $	1.086700 0.995176 0.757796	10,860,882.265 6,831,640.610 5,443,085.772
AIM V.I. Capital Appreciation Fund -Series II Shares(15)	2004 2003 2002	$ $ $	1.008489 0.792764 1.000000	$ $ $	1.055944 1.008489 0.792764	4,890,799.144 5,332,620.252 2,260,735.982	$ $ $	1.009328 0.793030 1.000000	$ $ $	1.057344 1.009328 0.793030	985,283.036 904,877.420 515,930.108
AllianceBernstein Growth and Income Portfolio - Class B(14)	2004 2003 2002 2001	$ $ $ $	0.921732 0.708109 0.925071 1.000000	$ $ $ $	1.009478 0.921732 0.708109 0.925071	25,962,365.271 29,093,440.629 15,483,398.124 2,170,355	$ $ $ $	0.922939 0.708682 0.925362 1.000000	$ $ $ $	1.011301 0.922939 0.708682 0.925362	28,481,848.687 32,962,226.168 33,301,693.747 8,115,908
AllianceBernstein Large Cap Growth Portfolio - Class B (14)c	2004 2003 2002 2001	$ $ $ $	0.706925 0.581903 0.854462 1.000000	$ $ $ $	0.754200 0.706925 0.581903 0.854462	14,273,128.718 15,414,380.597 9,542,227.169 740,355	$ $ $ $	0.707865 0.582390 0.854751 1.000000	$ $ $ $	0.755575 0.707865 0.582390 0.854751	10,876,037.049 13,584,742.052 13,221,725.747 4,169,129
Janus Aspen - Mid Cap Growth Portfolio - Service Shares13)	2004 2003 2002 2001 2000	$ $ $ $ $	0.412456 0.310792 0.439076 0.738193 1.000000	$ $ $ $ $	0.489306 0.412456 0.310792 0.439076 0.738193	10,815,518.794 11,888,810.861 6,913,929.008 3,457,752 406,975	$ $ $ $	0.722993 0.544519 0.768907 1.000000	$ $ $ $	0.858123 0.722993 0.544519 0.768907	6,043,121.539 15,111,459.595 5,373,366.010 2,035,132
Janus Aspen - Mid Cap Value Portfolio - Service Shares13)	2004 2003 2002 2001 2000	$ $ $ $ $	0.944696 0.679339 0.900877 0.998590 1.000000	$ $ $ $ $	1.095813 0.944696 0.679339 0.900877 0.998590	586,403.535 714,577.812 749,116.687 848,028 151,463	$ $ $ $	0.950284 0.683026 0.905322 1.000000	$ $ $ $	1.102842 0.950284 0.683026 0.905322	1,137,462.679 1,242,714.283 1,820,028.606 614,762
Janus Aspen - World Wide Growth Portfolio - Service Shares(13)	2004 2003 2002 2001 2000	$ $ $ $ $	0.602539 0.494711 0.676228 0.887518 1.000000	$ $ $ $ $	0.620178 0.602539 0.494711 0.676228 0.887518	19,637,914.777 21,220,714.470 13,613,686.678 5,038,752 900,245	$ $ $ $	0.745357 0.611673 0.835708 1.000000	$ $ $ $	0.767566 0.745357 0.611673 0.835708	11,850,013.856 13,523,663.769 16,227,439.303 3,443,281
MFS New Discovery Series -Service Class(15)	2004 2003 2002	$ $ $	0.981034 0.746621 1.000000	$ $ $	1.025998 0.981034 0.746621	17,785,994.097 17,390,550.654 8,171,999.981	$ $ $	0.981842 0.746874 1.000000	$ $ $	1.027353 0.981842 0.746874	4,224,900.842 4,005,302.089 2,689,419.864
MFS Total Return Series -Service Class(15)	2004 2003 2002	$ $ $	1.047708 0.917149 1.000000	$ $ $	1.145445 1.047708 0.917149	32,737,933.302 32,850,546.252 13,059,065.165	$ $ $	1.048576 0.917454 1.000000	$ $ $	1.146954 1.048576 0.917454	5,741,220.139 4,628,848.709 2,874,746.063
Fidelity VIP - Contrafund® Portfolio -Service Class 2(12)	2004 2003 2002 2001 2000	$ $ $ $ $	0.892604 0.707070 0.794319 0.921627 1.000000	$ $ $ $ $	1.012189 0.892604 0.707070 0.794319 0.921627	65,610,694.486 61,747,384.685 27,676,731.358 4,263,246 1,396,762	$ $ $ $	1.063687 0.842179 0.945641 1.000000	$ $ $ $	1.206785 1.063687 0.842179 0.945641	21,910,676.804 19,355,754.646 17,988,364.952 3,842,220

48

		1.55% (Continued)					1.50% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Fidelity - VIP Equity-Income Portfolio -Service Class 2(12)	2004 2003 2002 2001 2000	$ $ $ $ $	1.055967 0.824682 1.010868 1.083236 1.000000	$ $ $ $ $	1.156611 1.055967 0.824682 1.010868 1.083236	25,755,886.465 28,024,394.288 13,330,401.165 3,433,332 444,427	$ $ $ $	0.978943 0.764145 0.936205 1.000000	$ $ $ $	1.072770 0.978943 0.764145 0.936205	18,240,147.809 19,226,593.893 18,718,379.029 2,912,578
Fidelity - VIP Growth Portfolio -Service Class 2(14)	2004 2003 2002 2001	$ $ $ $	0.776712 0.595094 0.867001 1.000000	$ $ $ $	0.788705 0.776712 0.595094 0.867001	20,689,413.372 19,416,849.531 10,196,875.743 320,600	$ $ $ $	0.777739 0.595582 0.867285 1.000000	$ $ $ $	0.790140 0.777739 0.595582 0.867285	10,723,087.028 11,024,505.533 10,076,118.099 1,453,053
Fidelity - VIP Growth Opportunities Portfolio - Service Class 2(12)	2004 2003 2002 2001 2000	$ $ $ $ $	0.697106 0.547049 0.712295 0.847487 1.000000	$ $ $ $ $	0.733732 0.697106 0.547049 0.712295 0.847487	271,526.095 384,917.068 521,532.481 524,655 118,470.825	$ $ $ $	0.893302 0.700666 0.911864 1.000000	$ $ $ $	0.940705 0.893302 0.700666 0.911864	2,450,315.226 2,709,639.036 2,953,632.988 1,208,091
Fidelity - VIP Mid Cap Portfolio -Service Class 2(12)	2004 2003 2002 2001 2000	$ $ $ $ $	1.276074 0.937298 1.057890 1.113532 1.000000	$ $ $ $ $	1.566373 1.276074 0.937298 1.057890 1.113532	72,942,331.559 70,903,927.147 36,830,260.856 5,990,258 2,620,285	$ $ $ $	1.240664 0.910846 1.027526 1.000000	$ $ $ $	1.523667 1.240664 0.910846 1.027526	42,429,335.480 44,963,083.179 43,590,835.534 7,140,844
Fidelity - VIP Value Strategies Portfolio - Service Class 2(15)	2004 2003 2002	$ $ $	1.159068 0.747954 1.000000	$ $ $	1.299278 1.159068 0.747954	39,487,033.579 38,325,953.553 16,309,228.575	$ $ $	1.160021 0.748203 1.000000	$ $ $	1.300991 1.160021 0.748203	10,344,797.767 6,968,611.191 2,425,397.550
PAM Transamerica U.S. Government Securities - Service Class(16)	2004 2003	$ $	1.010345 1.000000	$ $	1.023764 1.010345	0.000 0.000	$ $	0.99308 1.000000	$ $	1.009806 0.99308	41,453.315 0.000
Asset Allocation Conservative Portfolio -Initial Class(15)	2004 2003 2002	$ $ $	1.084641 0.896108 1.000000	$ $ $	1.171794 1.084641 0.896108	84,006,339.919 86,726,620.935 31,505,052.323	$ $ $	1.085524 0.896399 1.000000	$ $ $	1.173316 1.085524 0.896399	14,719,696.878 12,742,903.287 10,107,973.942
Asset Allocation - Growth Portfolio -Initial Class(15)	2004 2003 2002	$ $ $	1.036347 0.804600 1.000000	$ $ $	1.165251 1.036347 0.804600	143,150,294.499 120,545,600.459 48,989,835.133	$ $ $	1.037216 0.804872 1.000000	$ $ $	1.166804 1.037216 0.804872	24,391,666.435 11,144,351.863 5,448,130.509
Asset Allocation - Moderate Portfolio -Initial Class(15)	2004 2003 2002	$ $ $	1.066862 0.867636 1.000000	$ $ $	1.170234 1.066862 0.867636	271,289,484.678 254,065,894.532 104,369,373.313	$ $ $	1.067759 0.867926 1.000000	$ $ $	1.171796 1.067759 0.867926	39,612,419.992 34,977,510.481 18,670,905.864
Asset Allocation - Moderate Growth Portfolio - Initial Class(15)	2004 2003 2002	$ $ $	1.050773 0.839081 1.000000	$ $ $	1.174845 1.050773 0.839081	319,567,802.223 295,457,303.571 118,865,183.365	$ $ $	1.051623 0.839352 1.000000	$ $ $	1.176374 1.051623 0.839352	51,763,196.839 38,881,200.095 20,258,774.879
American Century International -Initial Class(14)	2004 2003 2002 2001	$ $ $ $	0.788649 0.639197 0.832379 1.000000	$ $ $ $	0.887981 0.788649 0.639197 0.832379	39,640,586.401 40,257,124.860 13,365,483.007 317,573	$ $ $ $	0.789661 0.639710 0.832651 1.000000	$ $ $ $	0.889551 0.789661 0.639710 0.832651	15,554,774.711 15,349,738.208 5,365,085.340 515,420
American Century Large Company Value - Initial Class(14)	2004 2003 2002 2001	$ $ $ $	0.944663 0.744847 0.938285 1.000000	$ $ $ $	1.059628 0.944663 0.744847 0.938285	13,449,347.960 12,068,226.218 6,650,327.623 239,028	$ $ $ $	0.945896 0.745459 0.938589 1.000000	$ $ $ $	1.061536 0.945896 0.745459 0.938589	9,296,221.978 7,392,901.224 8,626,060.881 1,614,752
Capital Guardian Global -Initial Class(9)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	1.208296 0.891692 1.125133 1.274775 1.530432 1.051197 1.000000	$ $ $ $ $ $ $	1.319244 1.208296 0.891692 1.125133 1.274775 1.530432 1.051197	41,664,447.932 35,292,208.787 21,713,817.379 9,182,799 8,999,130 6,125,057 5,686,375	$ $ $ $	0.939246 0.692795 0.873737 1.000000	$ $ $ $	1.026003 0.939246 0.692795 0.873737	24,491,765.237 19,885,438.487 18,240,696.999 2,572,971

49

		1.55% (Continued)					1.50% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Capital Guardian U.S. Equity -Initial Class(11)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	0.848695 0.631386 0.841423 0.884476 0.962537 1.121334 1.000000	$ $ $ $ $ $ $	0.917337 0.848695 0.631386 0.841423 0.884476 0.962537 1.121334	81,108,831.808 76,800,937.093 42,547,063.653 12,891,872 11,432,176 6,044,674 4,444,952	$ $ $ $	0.952610 0.708345 0.943517 1.000000	$ $ $ $	1.030167 0.952610 0.708345 0.943517	29,944,398.520 31,908,032.179 28,296,0576.831 4,474,512
Capital Guardian Value - Initial Class(4)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	2.381070 1.796659 2.300746 2.191158 2.107532 2.207647 2.086425 1.804168	$ $ $ $ $ $ $ $	2.736295 2.381070 1.796659 2.300746 2.191158 2.107532 2.207657 2.086425	40,120,923.814 40,303,521.990 26,205,443.485 11,920,837 9,270,510 9,518,037 8,178,732 2,607,465	$ $ $ $	1.058244 0.798116 1.021548 1.000000	$ $ $ $	1.216717 1.058244 0.798116 1.021548	43,629,544.101 45,301,148.713 43,997,545.832 7,410,663
Clarion Real Estate Securities -Initial Class(15)	2004 2003 2002	$ $ $	1.242059 0.929213 1.000000	$ $ $	1.624970 1.242059 0.929213	19,418,209.366 17,617,306.912 8,236,720.810	$ $ $	1.243075 0.929516 1.000000	$ $ $	1.627102 1.243075 0.929516	5,687,034.370 5,039,541.528 3,369,677.170
Great Companies AmericaSM -Initial Class(14)	2004 2003 2002 2001	$ $ $ $	0.941652 0.767017 0.982103 1.000000	$ $ $ $	0.943194 0.941652 0.767017 0.982103	8,426,353.124 8,564,592.101 5,007,705.810 143,165	$ $ $ $	0.942896 0.767645 0.982426 1.000000	$ $ $ $	0.944912 0.942896 0.767645 0.982426	5,631,110.410 6,137,771.056 6,760,297.485 1,582,955
Great Companies - TechnologySM -Initial Class(14)	2004 2003 2002 2001	$ $ $ $	0.700395 0.471165 0.773226 1.000000	$ $ $ $	0.745263 0.700395 0.471165 0.773226	22,790,118.576 18,006,691.008 5,763,699.833 404,874	$ $ $ $	0.701312 0.471553 0.773485 1.000000	$ $ $ $	0.746619 0.701312 0.471553 0.773485	9,726,021.596 8,814,289.609 6,860,882.263 1,351,941
Janus Growth - Initial Class(2)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	21.614333 16.617109 24.333494 34.670168 49.862043 31.822714 19.647490 18.030324	$ $ $ $ $ $ $ $	24.588963 21.614333 16.617109 24.333494 34.670168 49.862043 31.822714 19.647490	1,445,260.422 1,976,929.105 2,126,561.031 2,533,584 2,797,145 2,138,499 1,055,991 331,277	$ $ $ $	0.696389 0.535125 0.783225 1.000000	$ $ $ $	0.792614 0.696389 0.535125 0.783225	5,379,979.660 5,963,836.610 6,262,949.146 1,881,104
Jennison Growth - Initial Class(7)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	0.746188 0.588432 0.862821 1.075789 1.235481 1.197263 1.155963 1.049539	$ $ $ $ $ $ $ $	0.801842 0.746188 0.588432 0.862821 1.075789 1.235481 1.197263 1.155963	14,871,581.386 17,438,226.835 13,224,888.266 9,452,958 7,955,917 8,078,979 7,330,812 2,879,146	$ $ $ $	0.754556 0.594744 0.871639 1.000000	$ $ $ $	0.811233 0.754556 0.594744 0.871639	5,389,770.757 6,512,187.205 6,747,095.756 1,763,114
J.P. Morgan Enhanced Index -Initial Class(8)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	1.312864 1.033936 1.392379 1.606561 1.831468 1.574026 1.216554 1.066111	$ $ $ $ $ $ $ $	1.435224 1.312864 1.033936 1.392379 1.606561 1.831468 1.574026 1.216554	39,694,272.933 45,164,495.183 31,707,542.254 19,774,366 20,109,311 16,917,672 7,597,253 1,987,857	$ $ $ $	0.847147 0.666840 0.897581 1.000000	$ $ $ $	0.926556 0.847147 0.666840 0.897581	32,360,947.714 33,977,162.957 34,686,229.805 17,442,707
Marsico Growth - Initial Class(12)	2004 2003 2002 2001 2000	$ $ $ $ $	0.701926 0.564189 0.774069 0.915132 1.000000	$ $ $ $ $	0.775852 0.701926 0.564189 0.774069 0.915132	12,124,446.540 8,541,787.412 1,701,805.486 1,862,382 593,129	$ $ $ $	0.801328 0.643764 0.882806 1.000000	$ $ $ $	0.886160 0.801328 0.643764 0.882806	8,441,415.214 10,350,259.042 7,381,423.384 2,238,530

50

		1.55% (Continued)					1.50% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Mercury Large Cap Value - Initial Class(12)	2004 2003 2002 2001 2000	$ $ $ $ $	1.128224 0.882787 1.044981 1.080814 1.000000	$ $ $ $ $	1.314713 1.128224 0.882787 1.044981 1.080814	16,336,474.860 16,492,893.396 10,573,632.126 2,807,645 425,529	$ $ $ $	1.019460 0.797294 0.943312 1.000000	$ $ $ $	1.188561 1.019460 0.797294 0.943312	11,092,333.640 18,517,054.938 12,275,126.704 3,501,710
MFS High Yield - Initial Class(10)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	1.112877 0.959844 0.954934 0.934479 1.000739 0.960378 1.000000	$ $ $ $ $ $ $	1.202886 1.112877 0.959844 0.954934 0.934479 1.000739 0.960378	40,247,099.364 46,552,754.361 18,401,319.043 6,006,284 4,372,634 3,346,480 1,139,786	$ $ $ $	1.141982 0.984455 0.978934 1.000000	$ $ $ $	1.234958 1.141982 0.984455 0.978934	19,671,664.597 23,816,154.624 18,043,445.844 2,191,309
PIMCO Total Return - Initial Class(15)	2004 2003 2002	$ $ $	1.085852 1.051137 1.000000	$ $ $	1.117299 1.085852 1.051137	86,845,536.575 91,907,987.449 53,034,314.224	$ $ $	1.086753 1.051492 1.000000	$ $ $	1.118783 1.086753 1.051492	15,290,974.069 17,966,432.517 19,080,762.822
Salomon All Cap - Initial Class(12)	2004 2003 2002 2001 2000	$ $ $ $ $	1.023166 0.768775 1.036993 1.031639 1.000000	$ $ $ $ $	1.099598 1.023166 0.768775 1.036993 1.031639	59,415,191.098 58,063,209.284 35,683,761.009 9,711,176 2,079,288	$ $ $ $	0.932913 0.700615 0.944579 1.000000	$ $ $ $	1.003098 0.932913 0.700615 0.944579	51,506,715.291 55,226,351.608 55,161,127.503 11,730,139
Templeton Great Companies Global - Initial Class(13)	2004 2003 2002 2001 2000	$ $ $ $ $	0.750221 0.601160 0.777811 0.949871 1.000000	$ $ $ $ $	0.560767 0.750221 0.601160 0.777811 0.949871	11,907,385.701 3,995,671.970 2,372,384.646 237,392 1,000	$ $ $ $	0.888634 0.711719 0.920387 1.000000	$ $ $ $	0.958284 0.888634 0.711719 0.920387	1,978,565.227 1,475,876.974 1,265,457.981 333,114
Transamerica Balanced - Initial Class(15)	2004 2003 2002	$ $ $	1.053487 0.939281 1.000000	$ $ $	1.153085 1.053487 0.939281	9,242,277.502 11,251,810.092 4,327,618.742	$ $ $	1.054354 0.939595. 1.000000	$ $ $	1.154600 1.054354 0.939595	1,131,695.023 1,501,617.0569 869,259.598
Transamerica Convertible Securities - Initial Class(15)	2004 2003 2002	$ $ $	1.123331 0.922464 1.000000	$ $ $	1.251920 1.123331 0.922464	9,881,863.358 8,829,532.246 2,992,675.298	$ $ $	1.124250 0.922763 1.000000	$ $ $	1.253568 1.124250 0.922763	2,956,501.655 2,227,338.303 659.732.771
Transamerica Equity - Initial Class(12)	2004 2003 2002 2001 2000	$ $ $ $ $	0.666113 0.515473 0.673200 0.830010 1.000000	$ $ $ $ $	0.759605 0.666113 0.515473 0.673200 0.830010	77,424,822.941 48,909,199.130 26,955,004.948 8,295,025 1,848,119	$ $ $ $	0.862831 0.667381 0.871170 1.000000	$ $ $ $	0.984415 0.862831 0.667381 0.871170	39,482,424.421 36,229,481.330 46,586,222.044 11,075,671
Transamerica Growth Opportunities - Initial Class(14)	2004 2003 2002 2001	$ $ $ $	1.206431 0.933700 1.106551 1.000000	$ $ $ $	1.385505 1.206431 0.933700 1.106551	21,323,427.172 11,772,055.734 6,063,011.824 189,723	$ $ $ $	1.208021 0.934457 1.106909 1.000000	$ $ $ $	1.388005 1.208021 0.934457 1.106909	13,607,850.141 6,727,476.031 9,004,244.479 1,746,349
Transamerica Money Market - Initial Class(1)	2004 2003 2002 2001	$ $	1.344809 1.355594	$ $	1.337543 1.344809	26,606,431.163 38,933,918.171	$ $ $ $	0.999891 1.007422 1.009719 1.000000	$ $ $ $	0.994970 0.999891 1.007422 1.009719	24,307,150.128 23,248,961.889 38,423,033.379 13,821,591
Transamerica Small/Mid Cap Value - Initial Class(3)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	3.525694 1.876147 3.147350 2.481941 2.270110 1.781675 1.849564 1.635726	$ $ $ $ $ $ $ $	4.039241 3.525694 1.876147 3.147350 2.481941 2.270110 1.781675 1.849564	7,155,393.176 10,382,343.7625 11,809,553.742 12,087,717 10,522,203 8,787,718 7,236,830 2,651,783	$ $ $ $	1.095856 0.582857 0.977283 1.000000	$ $ $ $	1.256098 1.095856 0.582857 0.977283	47,250,372.853 53,827,385.1457 60,192,373.515 11,563,127

51

		1.55% (Continued)					1.50% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Transamerica U.S. Government Securities - Initial Class(5)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	1.486055 1.465892 1.406799 1.359434 1.253119 1.283673 1.213942 1.136634	$ $ $ $ $ $ $ $	1.511541 1.486055 1.465892 1.406799 1.359434 1.253119 1.283673 1.213942	20,373,817.590 27,942,013.581 22,641,544.980 8,903,198 6,413,316 6,668,600 5,114,380 858,785	$ $ $ $	1.073159 1.058073 1.014928 1.000000	$ $ $ $	1.092103 1.073159 1.058073 1.014928	20,912,208.570 27,447,382.003 32,959,958.561 5,327,788
T. Rowe Price Equity Income - Initial Class(6)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	2.480657 2.005805 2.336285 2.322307 2.099660 2.060734 1.923303 1.663897	$ $ $ $ $ $ $ $	2.804550 2.480657 2.005805 2.336285 2.322307 2.099660 2.060734 1.923303	41,649,182.960 43,365,320.594 29,383,209.530 17,270,752 14,753,422 15,216,376 12,371,480 3,943,109	$ $ $ $	1.049356 0.848065 0.987303 1.000000	$ $ $ $	1.186962 1.049356 0.848065 0.987303	52,434,594.128 51,371,579.290 48,994,385.595 10,143,810
T. Rowe Price Growth Stock - Initial Class(6)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	2.643952 2.053295 2.701515 3.049978 3.112902 2.586964 2.041653 1.774078	$ $ $ $ $ $ $ $	2.860098 2.643952 2.053295 2.701515 3.049975 3.112902 2.586964 2.041653	26,779,287.344 28,268,534.823 19,614,258.077 12,167,489 12,435,990 10,308,335 7,055,528 1,909,048	$ $ $ $	0.914665 0.709982 0.933658 1.000000	$ $ $ $	0.989934 0.914665 0.709982 0.933658	27,805,789.891 28,908,483.578 28,064,439.549 5,711,161
T. Rowe Price Small Cap - Initial Class(12)	2004 2003 2002 2001 2000	$ $ $ $ $	0.751414 0.543474 0.759675 0.854538 1.000000	$ $ $ $ $	0.816617 0.751414 0.543474 0.759675 0.854538	62,395,615.756 65,435,028.121 28,125,884.638 3,099,578 783,970	$ $ $ $	0.944973 0.683124 0.954401 1.000000	$ $ $ $	1.027478 0.944973 0.683124 0.954401	22,703,299.831 31,411,389.160 20,851,241.317 2,941,790
Van Kampen Active International Allocation - Initial Class(1)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	1.301525 0.995170 1.217188 1.604565 1.993345 1.529380 1.345339 1.432514	$ $ $ $ $ $ $ $	1.487198 1.301525 0.995170 1.217188 1.604565 1.993345 1.529380 1.345339	17,425,739.943 15,885,539.178 13,027,592.129 10,495,290 10,252,707 7,730,719 6,282,060 2,717,945	$ $ $ $	0.887200 0.678033 0.828893 1.000000	$ $ $ $	1.014278 0.887200 0.678033 0.828893	10,770,582.893 6,020,969.266 6,281,323.628 900,250
Van Kampen Emerging Growth - Initial Class(14)	2004 2003 2002 2001	$ $ $ $	0.669908 0.530826 0.805310 1.000000	$ $ $ $	0.706779 0.669908 0.530826 0.805310	19,728,038.390 22,289,366.163 13,553,493.032 778,101	$ $ $ $	0.670790 0.531264 0.805577 1.000000	$ $ $ $	0.708049 0.670790 0.531264 0.805577	17,775,579.011 19,954,161.928 21,742,734.531 3,422,809
Van Kampen Large Cap Core - Initial Class(1)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	2.620788 2.197980 2.669327 2.916927 3.148754 2.529863 2.169995 1.998344	$ $ $ $ $ $ $ $	2.909800 2.620788 2.197980 2.669327 2.916927 3.148754 2.529863 2.169995	10,808,053.092 13,716,842.155 12,786,604.835 12,953,763 12,619,743 10,427,869 7,169,924 1,857,541	$ $ $ $	0.946634 0.793528 0.963225 1.000000	$ $ $ $	1.051547 0.946634 0.793528 0.963225	18,345,749.837 22,954,158.545 40,793,056.086 11,510,203

(1)	Subaccount Inception Date April 8, 1991.

(2)	Subaccount Inception Date July 1, 1992.

(3)	Subaccount Inception Date May 4, 1993.

(4)	Subaccount Inception Date May 27, 1993.

(5)	Subaccount Inception Date May 9, 1994.

52

(6)	Subaccount Inception Date January 3, 1995.

(7)	Subaccount Inception Date November 18, 1996.

(8)	Subaccount Inception Date May 1, 1997.

(9)	Subaccount Inception Date February 2, 1998.

(10)	Subaccount Inception Date June 2, 1998.

(11)	Subaccount Inception Date July 1, 1998.

(12)	Subaccount Inception Date May 1, 2000.

(13)	Subaccount Inception Date October 9, 2000.

(14)	Subaccount Inception Date May 1, 2001.

(15)	Subaccount Inception Date May 1, 2002.

(16)	Subaccount Inception Date November 3, 2003.

[a]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

[b]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[c]	Formerly known as AllianceBernstein Premier Growth.

[THIS SPACE INTENTIONALLY LEFT BLANK]

53

		1.40%			1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV		Ending AUV		# Units
Asset Allocation Conservative Portfolio - Service Class(15)	2004 2003				$ $	1.158727 1.000000	$ $	1.251868 1.158727	10,401,049.713 2,687,666.346
Asset Allocation - Growth Portfolio - Service Class(15)	2004 2003				$ $	1.248932 1.000000	$ $	1.404276 1.248932	11,337,591.962 1,215,964.250
Asset Allocation - Moderate Portfolio - Service Class(15)	2004 2003				$ $	1.180666 1.000000	$ $	1.295146 1.180666	24,955,620.049 4,421,263.876
Asset Allocation - Moderate Growth Portfolio - Service Class(15)	2004 2003				$ $	1.207772 1.000000	$ $	1.349136 1.207772	27,821,738.453 4,238,377.358
American Century International - Service Class(14)	2004 2003				$ $	1.257247 1.000000	$ $	1.417665 1.257247	335,232.509 26,522.590
American Century Large Company Value - Service Class(14)	2004 2003				$ $	1.233271 1.000000	$ $	1.383150 1.233271	188,017.992 18,082.738
Capital Guardian Global - Service Class(9)	2004 2003				$ $	1.312143 1.000000	$ $	1.432568 1.312143	1,044,137.666 217,348.896
Capital Guardian U.S. Equity - Service Class(11)	2004 2003				$ $	1.251112 1.000000	$ $	1.352264 1.251112	1,069,322.551 174,955.714
Capital Guardian Value - Service Class(4)	2004 2003				$ $	1.284690 1.000000	$ $	1.475955 1.284690	1,796,356.930 396,915.262
Clarion Real Estate Securities - Service Class(15)	2004 2003				$ $	1.269513 1.000000	$ $	1.660425 1.269513	944,555.515 47,286.708
Great Companies AmericaSM - Service Class(14)	2004 2003				$ $	1.166636 1.000000	$ $	1.168483 1.166636	229,306.447 61,444.323
Great Companies - TechnologySM - Service Class (14)	2004 2003				$ $	1.307629 1.000000	$ $	1.388348 1.307629	246,949.090 90,827.467
Janus Growth - Service Class (2)	2004 2003				$ $	1.206254 1.000000	$ $	1.372020 1.206254	129,129.725 136,655.788
Jennison Growth - Service Class(7)	2004 2003				$ $	1.205162 1.000000	$ $	1.295150 1.205162	48,946.191 43,981.050
J.P. Morgan Enhanced Index - Service Class(8)	2004 2003				$ $	1.217705 1.000000	$ $	1.330739 1.217705	770,281.700 45,341.548
Marsico Growth - Service Class(12)	2004 2003				$ $	1.192513 1.000000	$ $	1.318758 1.192513	412,222.827 224,319.671
Mercury Large Cap Value - Service Class(12)	2004 2003				$ $	1.260709 1.000000	$ $	1.468479 1.260709	331,854.600 281,910.466
MFS High Yield - Service Class(10)	2004 2003				$ $	1.086836 1.000000	$ $	1.174817 1.086836	680,959.043 175,452.171
PIMCO Total Return - Service Class(15)	2004 2003				$ $	1.011723 1.000000	$ $	1.040825 1.011723	2,428,758.876 640,564.778
Salomon All Cap - Service Class(12)	2004 2003				$ $	1.277605 1.000000	$ $	1.373361 1.277605	352,010.862 160,828.812
Templeton Great Companies Global - Service Class(13)	2004 2003				$ $	1.207910 1.000000	$ $	1.085463 1.207910	456,665.621 18,827.837
Transamerica Balanced - Service Class(15)	2004 2003				$ $	1.099798 1.000000	$ $	1.203735 1.099798	407,350.144 20,912.321
Transamerica Convertible Securities - Service Class(15)	2004 2003				$ $	1.155678 1.000000	$ $	1.289055 1.155678	1,071,172.175 167,633.631
Transamerica Equity - Service Class(12)	2004 2003				$ $	1.212483 1.000000	$ $	1.383835 1.212483	1,528,948.358 114,053.236
Transamerica Growth Opportunities - Service Class(14)	2004 2003				$ $	1.253265 1.000000	$ $	1.441358 1.253265	363,676.962 40,998.617
Transamerica Money Market - Service Class(1)	2004 2003				$ $	0.994632 1.000000	$ $	0.989235 0.994632	1,771,931.116 291,618.887
Transamerica U.S. Government Securities - Service Class(5)	2004 2003				$ $	0.997393 1.000000	$ $	1.013133 0.997393	1,061,766.323 250,989.845

54

		1.40% (Continued)					1.30% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
T. Rowe Price Equity Income -Service Class(6)	2004 2003						$ $	1.218401 1.000000	$ $	1.377884 1.218401	1,501,483.293 333,034.612
T. Rowe Price Growth Stock -Service Class(6)	2004 2003						$ $	1.213849 1.000000	$ $	1.312796 1.213849	776,325.853 223,091.179
T. Rowe Price Small Cap -Service Class(12)	2004 2003						$ $	1.334243 1.000000	$ $	1.450314 1.334243	907,171.486 167,144.588
Van Kampen Active International Allocation - Service Class(1)	2004 2003						$ $	1.315176 1.000000	$ $	1.502279 1.315176	349,705.872 23,578.823
Van Kampen Emerging Growth -Service Class(14)	2004 2003						$ $	1.191283 1.000000	$ $	1.257274 1.191283	198,461.657 129,268.429
Van Kampen Large Cap Core -Service Class(1)	2004 2003						$ $	1.152270 1.000000	$ $	1.279936 1.152270	92,505.295 5,422.785
PAM Transamerica U.S. Government Securities - Service Class(16)	2004 2003	$ $	1.010586 1.000000	$ $	1.025525 1.010586	0.000 0.000	$ $	0.997393 1.000000	$ $	1.013133 0.997393	0.000 0.000
AIM V.I. Basic Value Fund - Series II Shares(15)	2004 2003 2002	$ $ $	0.996809 0.758298 1.000000	$ $ $	1.089564 0.996809 0.758298	791,758.449 653,356.3526 296,591.241	$ $ $	0.998447 0.758797 1.000000	$ $ $	1.092421 0.998447 0.758797	11,811,628.055 11,661,321.775 6,110,740.785
AIM V.I. Capital Appreciation Fund -Series II Shares(15)	2004 2003 2002	$ $ $	1.010990 0.793548 1.000000	$ $ $	1.060132 1.010990 0.793548	151,283.510 176,977.3399 24,623.313	$ $ $	1.012659 0.794074 1.000000	$ $ $	1.062933 1.012659 0.794074	3,254,654.809 3,573,679.805 1,752,165.768
AllianceBernstein Growth and Income Portfolio - Class B(14)	2004 2003 2002 2001	$ $ $ $	0.925364 0.709849 0.925978 1.000000	$ $ $ $	1.014966 0.925364 0.709849 0.925978	2,213,002.340 2,919,580.7262 2,716,484.252 2,054,794	$ $ $	1.028983 0.788553 1.000000	$ $ $	1.129734 1.028983 0.788553	8,008,712.975 9,102,047.480 5,408,750.825
AllianceBernstein Large Cap Growth Portfolio - Class B(14)	2004 2003 2002 2001	$ $ $ $	0.709730 0.583349 0.855309 1.000000	$ $ $ $	0.758307 0.709730 0.583349 0.855309	310,432.795 449,386.0118 410,119.024 384,309	$ $ $	0.954070 0.783412 1.000000	$ $ $	1.020390 0.954070 0.783412	2,627,983.119 2,948,952.678 1,718,231.303
Janus Aspen - Mid Cap Growth Portfolio - Service Shares(13)	2004 2003 2002 2001 2000	$ $ $ $ $	0.378196 0.284558 0.401433 0.673903 1.000000	$ $ $ $ $	0.449324 0.378196 0.284558 0.401433 0.673903	834,524.479 938,892.9466 901,501.650 1,732,250 131,879	$ $ $	1.060809 0.797389 1.000000	$ $ $	1.261578 1.060809 0.797389	2,797,124.666 1,927,892.641 897,151.622
Janus Aspen - Mid Cap Value Portfolio - Service Shares(13)	2004 2003 2002 2001 2000	$ $ $ $ $	0.949174 0.681560 0.902500 0.998916 1.000000	$ $ $ $ $	1.102643 0.949174 0.681560 0.902500 0.998916	618,630.253 634,723.3951 709,442.455 734,646 15,465
Janus Aspen - World Wide Growth Portfolio - Service Shares(13)	2004 2003 2002 2001 2000	$ $ $ $ $	0.605414 0.496347 0.677467 0.887808 1.000000	$ $ $ $ $	0.624061 0.605414 0.496347 0.677467 0.887808	852,928.557 1,069,454.3567 1,453,191.732 1,394,133 332,861	$ $ $	0.953700 0.781122 1.000000	$ $ $	0.984054 0.953700 0.781122	6,684,859.585 7,272,200.735 4,008,647.324
MFS New Discovery Series -Service Class(15)	2004 2003 2002	$ $ $	0.983457 0.747360 1.000000	$ $ $	1.030063 0.983457 0.747360	424,344.518 195,073.7119 92,260.746	$ $ $	0.985079 0.747860 1.000000	$ $ $	1.032777 0.985079 0.747860	6,302,966.133 5,459,725.240 2,385,265.732
MFS Total Return Series -Service Class(15)	2004 2003 2002	$ $ $	1.050284 0.918050 1.000000	$ $ $	1.149960 1.050284 0.918050	1,383,177.005 1,182,965.2623 514,613.460	$ $ $	1.052023 0.918659 1.000000	$ $ $	1.153001 1.052023 0.918659	16,582,900.478 14,871,064.299 7,312,399.793
Fidelity VIP - Contrafund® Portfolio -Service Class 2(12)	2004 2003 2002 2001 2000	$ $ $ $ $	0.897454 0.709863 0.796290 0.922538 1.000000	$ $ $ $ $	1.019188 0.897454 0.709863 0.796290 0.922538	5,311,705.255 4,971,317.0104 3,557,302.852 2,274,397 1,198,357	$ $ $	1.093234 0.863856 1.000000	$ $ $	1.242763 1.093234 0.863856	24,897,024.657 22,112,800.202 11,668,555.849

55

		1.40% (Continued)					1.30% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Fidelity - VIP Equity-Income Portfolio -Service Class 2(12)	2004 2003 2002 2001 2000	$ $ $ $ $	1.061718 0.827945 1.013361 1.084290 1.000000	$ $ $ $ $	1.164636 1.061718 0.827945 1.013361 1.084290	3,141,991.555 2,793,695.507 2,697,459.322 2,028,586 407,152	$ $ $	1.051697 0.819327 1.000000	$ $ $	1.154787 1.051697 0.819327	10,453,433.316 10,280,521.184 5,651,940.012
Fidelity - VIP Growth Portfolio -Service Class 2(14)	2004 2003 2002 2001	$ $ $ $	0.779797 0.596567 0.867866 1.000000	$ $ $ $	0.793008 0.779797 0.596567 0.867866	1,034,920.298 988,139.906 723,194.111 495,719	$ $ $	0.974625 0.744894 1.000000	$ $ $	0.992121 0.974625 0.744894	6,585,516.465 6,731,308.053 4,073,699.598
Fidelity - VIP Growth Opportunities Portfolio - Service Class 2(12)	2004 2003 2002 2001 2000	$ $ $ $ $	0.700898 0.549208 0.714054 0.848316 1.000000	$ $ $ $ $	0.738821 0.700898 0.549208 0.714054 0.848316	118,901.024 341,033.931 311,207.504 341,343 147,741
Fidelity - VIP Mid Cap Portfolio -Service Class 2(12)	2004 2003 2002 2001 2000	$ $ $ $ $	1.283034 0.941019 1.060517 1.114623 1.000000	$ $ $ $ $	1.577251 1.283034 0.941019 1.060517 1.114623	5,603,251.971 5,692,957.397 5,814,927.481 3,900,128 3,345,368	$ $ $	1.171204 0.858157 1.000000	$ $ $	1.441197 1.171204 0.858157	26,682,337.463 23,855,787.404 12,764,575.784
Fidelity - VIP Value Strategies Portfolio - Service Class 2(15)	2004 2003 2002	$ $ $	1.161919 0.748696 1.000000	$ $ $	1.304413 1.161919 0.748696	1,288,798.176 930,745.632 125,892.475	$ $ $	1.163843 0.749188 1.000000	$ $ $	1.307865 1.163843 0.749188	15,741,726.066 14,207,220.608 5,912,035.834
Asset Allocation Conservative Portfolio -Initial Class(15)	2004 2003 2002	$ $ $	1.087333 0.896994 1.000000	$ $ $	1.176448 1.087333 0.896994	2,424,715.701 1,220,110.043 746,979.938	$ $ $	1.089116 0.897589 1.000000	$ $ $	1.179538 1.089116 0.897589	37,191,943.531 36,517,743.166 11,591,534.581
Asset Allocation - Growth Portfolio -Initial Class(15)	2004 2003 2002	$ $ $	1.038925 0.805402 1.000000	$ $ $	1.169884 1.038925 0.805402	2,293,997.820 1,067,280.369 178,360.079	$ $ $	1.040631 0.805934 1.000000	$ $ $	1.172954 1.040631 0.805934	35,638,365.532 31,502,546.337 16,272,593.291
Asset Allocation - Moderate Portfolio -Initial Class(15)	2004 2003 2002	$ $ $	1.069495 0.868490 1.000000	$ $ $	1.174865 1.069495 0.868490	5,444,219.106 4,984,402.867 1,196,692.473	$ $ $	1.071274 0.869075 1.000000	$ $ $	1.177978 1.071274 0.869075	91,407,207.159 88,673,069.395 32,222,771.028
Asset Allocation - Moderate Growth Portfolio - Initial Class(15)	2004 2003 2002	$ $ $	1.053363 0.839908 1.000000	$ $ $	1.179485 1.053363 0.839908	5,711,319.819 3,099,006.622 1,743,854.956	$ $ $	1.055085 0.840459 1.000000	$ $ $	1.182586 1.055085 0.840459	84,971,259.854 82,297,814.431 33,222,409.887
American Century International -Initial Class(14)	2004 2003 2002 2001	$ $ $ $	0.791771 0.640777 0.833205 1.000000	$ $ $ $	0.892808 0.791771 0.640777 0.833205	1,446,391.680 1,411,670.494 367,641.197 159,981	$ $ $	0.979225 0.791709 1.000000	$ $ $	1.105264 0.979225 0.791709	13,179,697.354 13,367,701.243 4,394,827.717
American Century Large Company Value - Initial Class(14)	2004 2003 2002 2001	$ $ $ $	0.948383 0.746690 0.939214 1.000000	$ $ $ $	1.065370 0.948383 0.746690 0.939214	631,733.804 613,619.043 448,419.255 199,168	$ $ $	1.047037 0.823545 1.000000	$ $ $	1.177364 1.047037 0.823545	5,900,680.878 5,785,961.972 3,502,739.824
Capital Guardian Global -Initial Class(9)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	1.218897 0.898194 1.131675 1.280261 1.534754 1.052609 1.000000	$ $ $ $ $ $ $	1.332782 1.218897 0.898194 1.131675 1.280261 1.534754 1.052609	4,998,337.748 5,199,113.541 5,723,654.840 6,769,555 8,964,830 8,189,239 7,340,387	$ $ $	1.098404 0.808601 1.000000	$ $ $	1.202232 1.098404 0.808601	13,152,473.277 10,740,677.600 5,399,047.316
Capital Guardian U.S. Equity -Initial Class(11)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	0.855645 0.635616 0.845807 0.887757 0.964682 1.122170 1.000000	$ $ $ $ $ $ $	0.926223 0.855645 0.635616 0.845807 0.887757 0.964682 1.122170	7,030,635.646 7,039,449.494 6,725,430.376 7,052,320 6,687,565 3,560,121 1,697,953	$ $ $	1.067291 0.792055 1.000000	$ $ $	1.156474 1.067291 0.792055	12,748,589.879 12,013,433.858 5,767,436.631

56

		1.40% (Continued)					1.30% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Capital Guardian Value - Initial Class(4)	2004 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $ $	2.404464 1.811637 2.316504 2.202884 2.115695 2.212928 2.086130 1.694854 1.387903 1.045610	$ $ $ $ $ $ $ $ $ $	2.767270 2.404464 1.811637 2.316504 2.202884 2.115695 2.212928 2.086130 1.694854 1.387903	26,025,655.100 30,542,561.728 36,172,249.327 44,245,720 52,310,186 66,030,029 78,666,774 82,171,834 65,227,195 46,194,664	$ $ $	1.036131 0.779903 1.000000	$ $ $	1.193653 1.036131 0.779903	22,143,461.855 21,342,888.123 10,709,509.211
Clarion Real Estate Securities -Initial Class(15)	2004 2003 2002	$ $ $	1.245119 0.930127 1.000000	$ $ $	1.631387 1.245119 0.930127	2,263,113.857 1,791,793.908 1,574,106.747	$ $ $	1.247170 0.930745 1.000000	$ $ $	1.635687 1.247170 0.930745	10,005,326.359 9,516,098.300 4,809,430.292
Great Companies AmericaSM -Initial Class(14)	2004 2003 2002 2001	$ $ $ $	0.945383 0.768919 0.983081 1.000000	$ $ $ $	0.948341 0.945383 0.768919 0.983081	605,617.910 641,828.9815 601,157.263 303,607	$ $ $	1.039727 0.844812 1.000000	$ $ $	1.044009 1.039727 0.844812	3,379,165.559 3,650,203.170 1,180,075.581
Great Companies - Technology SM -Initial Class (14)	2004 2003 2002 2001	$ $ $ $	0.703168 0.472335 0.773994 1.000000	$ $ $ $	0.749322 0.703168 0.472335 0.773994	1,052,597.385 368,395.9602 207,033.476 51,295	$ $ $	1.064476 0.714332 1.000000	$ $ $	1.135476 1.064476 0.714332	3,965,978.362 2,431,656.546 806,633.202
Janus Growth - Initial Class (2)	2004 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $ $	21.826719 16.755634 24.500024 34.855341 50.054351 31.898334 19.665157 16.964068 14.583843 10.051117	$ $ $ $ $ $ $ $ $ $	24.867393 21.826719 16.755634 24.500024 34.855341 50.054351 31.898334 19.665157 16.964068 14.583843	4,448,451.496 5,317,067.3652 6,592,143.764 8,838,775 11,795,088 13,723,324 15,001,695 16,307,025 15,174,482 13,337,197	$ $ $	1.037724 0.795832 1.000000	$ $ $	1.183452 1.037724 0.795832	2,179,246.907 2,268,357.306 973,675.883
Jennison Growth - Initial Class(7)	2004 2003 2002 2001 2000 1999 1998 1997 1996	$ $ $ $ $ $ $ $ $	0.753515 0.593335 0.868714 1.081530 1.240246 1.200101 1.156993 1.004355 1.000000	$ $ $ $ $ $ $ $ $	0.810917 0.753515 0.593335 0.868714 1.081530 1.240246 1.200101 1.156993 1.004355	7,600,074.327 8,227,504.7998 8,979,133.102 11,859,669 13,481,390 16,283,827 18,189,950 14,927,829 314,119	$ $ $	0.957795 0.753450 1.000000	$ $ $	1.031770 0.957795 0.753450	2,921,263.309 2,719,519.105 1,582,638.959
J.P. Morgan Enhanced Index -Initial Class(8)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	1.325747 1.042538 1.401905 1.615156 1.838549 1.577775 1.217647 1.000000	$ $ $ $ $ $ $ $	1.451467 1.325747 1.042538 1.401905 1.615156 1.838549 1.577775 1.217647	9,446,389.081 11,472,576.7638 11,986,885.369 15,803,392 19,789,520 20,376,497 13,701,548 9,296,582	$ $ $	1.021871 0.802779 1.000000	$ $ $	1.119870 1.021871 0.802779	8,538,019.843 8,381,439.794 4,217,770.414
Marsico Growth - Initial Class(12)	2004 2003 2002 2001 2000	$ $ $ $ $	0.705753 0.566427 0.775980 0.916033 1.000000	$ $ $ $ $	0.781242 0.705753 0.566427 0.775980 0.916033	1,471,402.427 897,190.7905 668,734.113 992,435 278,174	$ $	1.193911 1.000000	$ $	1.322924 1.193911	814,270.659 790,541.253

57

		1.40% (Continued)					1.30% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Mercury Large Cap Value -Initial Class(12)	2004 2003 2002 2001 2000	$ $ $ $ $	1.134367 0.886287 1.047563 1.081878 1.000000	$ $ $ $ $	1.323836 1.134367 0.886287 1.047563 1.081878	2,484,398.258 2,260,879.5064 2,977,283.533 2,904,194 526,757	$ $ $	1.037373 0.809708 1.000000	$ $ $	1.211837 1.037373 0.809708	8,548,256.467 8,393,194.099 6,281,486.623
MFS High Yield - Initial Class(10)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	1.122105 0.966374 0.960010 0.938048 1.003083 0.961203 1.000000	$ $ $ $ $ $ $	1.214656 1.122105 0.966374 0.960010 0.938048 1.003083 0.961203	8,643,646.431 9,496,015.8792 8,693,528.576 5,478,152 9,361,452 8,977,277 6,199,318	$ $ $	1.150343 0.989712 1.000000	$ $ $	1.246462 1.150343 0.989712	14,024,046.975 13,376,541.310 4,756,359.190
PIMCO Total Return - Initial Class(15)	2004 2003 2002	$ $ $	1.088527 1.052178 1.000000	$ $ $	1.121717 1.088527 1.052178	4,883,932.170 6,311,547.8819 4,322,292.201	$ $ $	1.090330 1.052874 1.000000	$ $ $	1.124682 1.090330 1.052874	28,153,142.242 30,354,076.336 16,193,915.182
Salomon All Cap - Initial Class(12)	2004 2003 2002 2001 2000	$ $ $ $ $	1.028766 0.771838 1.039580 1.032666 1.000000	$ $ $ $ $	1.107261 1.028766 0.771838 1.039580 1.032666	4,447,900.656 4,299,974.6117 4,621,748.748 5,097,147 1,957,163	$ $ $	1.025659 0.768745 1.000000	$ $ $	1.105003 1.025659 0.768745	12,790,293.877 12,437,980.172 8,348,762.046
Templeton Great Companies Global -Initial Class(13)	2004 2003 2002 2001 2000	$ $ $ $ $	0.753804 0.603147 0.779219 0.950187 1.000000	$ $ $ $ $	0.564642 0.753804 0.603147 0.779219 0.950187	1,502,945.491 149,967.2186 281,733.960 120,790 56,200	$ $ $	1.033137 0.825826 1.000000	$ $ $	1.116318 1.033137 0.825826	746,039.782 737,723.121 157,820.345
Transamerica Balanced - Initial Class(15)	2004 2003 2002	$ $ $	1.056091 0.940213 1.000000	$ $ $	1.157655 1.056091 0.940213	499,023.545 448,385.5464 308,853.226	$ $ $	1.057833 0.940839 1.000000	$ $ $	1.160714 1.057833 0.940839	5,714,999.763 5,869,327.851 3,101,509.323
Transamerica Convertible Securities -Initial Class(15)	2004 2003 2002	$ $ $	1.126105 0.923378 1.000000	$ $ $	1.256871 1.126105 0.923378	720,107.967 629,683.6071 206,156.677	$ $ $	1.127956 0.923984 1.000000	$ $ $	1.260191 1.127956 0.923984	4,282,977.249 3,726,360.391 919,309.231
Transamerica Equity - Initial Class(12)	2004 2003 2002 2001 2000	$ $ $ $ $	0.669708 0.517494 0.674851 0.830824 1.000000	$ $ $ $ $	0.764836 0.669708 0.517494 0.674851 0.830824	4,247,712.073 2,453,362.7663 2,487,782.396 1,739,044 993,984	$ $ $	1.091940 0.842931 1.000000	$ $ $	1.248282 1.091940 0.842931	17,919,485.788 12,900,294.843 5,140,665.249
Transamerica Growth Opportunities -Initial Class(14)	2004 2003 2002 2001	$ $ $ $	1.211201 0.936005 1.107646 1.000000	$ $ $ $	1.393038 1.211201 0.936005 1.107646	1,422,418.696 262,913.5180 315,300.999 78,790	$ $ $	1.026868 0.792775 1.000000	$ $ $	1.182204 1.026868 0.792775	8,522,199.657 5,872,812.390 2,847,006.076
Transamerica Money Market -Initial Class(1)	2004 2003	$ $	1.357996 1.366869	$ $	1.352646 1.357996	16,419,189.782 20,068,862.5829	$ $	0.993896 0.999405	$ $	0.990971 0.993896	13,634,299.438 18,683,018.636
Transamerica Small/Mid Cap Value -Initial Class(3)	2004 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $ $	3.560345 1.891803 3.168906 2.495215 2.278888 1.785929 1.851229 1.496065 1.206843 1.072941	$ $ $ $ $ $ $ $ $ $	4.084993 3.560345 1.891803 3.168906 2.495215 2.278888 1.785929 1.851229 1.496065 1.206843	18,764,500.265 22,342,963.6523 28,193,802.802 35,776,621 43,456,299 49,653,848 59,347,330 63,123,931 51,124,832 40,635,697	$ $ $	1.176997 0.624786 1.000000	$ $ $	1.351774 1.176997 0.624786	1,676,714.069 1,865,725.888 1,856,271.192

58

Subaccount	Year	1.40% (Continued)					1.30% (Continued)
		Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Transamerica U.S. Government Securities - Initial Class(5)	2004 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $ $	1.498190 1.475683 1.414117 1.364481 1.255919 1.286733 1.215033 1.128769 1.124292 0.985803	$ $ $ $ $ $ $ $ $ $	1.526143 1.498190 1.475683 1.414117 1.364481 1.255919 1.286733 1.215033 1.128769 1.124292	15,271,006.709 20,569,266.5159 28,356,603.540 28,689,960 29,554,729 38,368,704 41,241,128 30,043,275 17,561,826 8,456,765	$ $ $	1.059877 1.04912 1.000000	$ $ $	1.080729 1.059877 1.04912	9,186,050.220 11,648,287.297 8,143,202.124
T. Rowe Price Equity Income -Initial Class(6)	2004 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $ $	2.505001 2.022500 2.352249 2.334702 2.107761 2.065623 1.925022 1.521680 1.287240 1.000000	$ $ $ $ $ $ $ $ $ $	2.836258 2.505001 2.022500 2.352249 2.334702 2.107761 2.065623 1.925022 1.521680 1.287240	33,019,972.422 38,070,609.9261 44,648,715.071 53,131,225 60,459,235 74,445,822 83,821,265 79,662,847 42,673,041 14,943,358	$ $ $	1.042793 0.841110 1.000000	$ $ $	1.181867 1.042793 0.841110	29,728,764.275 29,182,155.799 15,052,753.799
T. Rowe Price Growth Stock -Initial Class(6)	2004 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $ $	2.669933 2.070419 2.719986 3.066258 3.124914 2.593121 2.043487 1.611613 1.353339 1.000000	$ $ $ $ $ $ $ $ $ $	2.892491 2.669933 2.070419 2.719986 3.066258 3.124914 2.593121 2.043487 1.611613 1.353339	19,329,022.705 21,830,145.1804 25,335,193.394 31,999,230 39,142,353 42,063,489 45,596,535 44,624,829 30,237,848 14,196,708	$ $ $	1.055194 0.817448 1.000000	$ $ $	1.144273 1.055194 0.817448	15,676,491.871 15,396,403.641 8,100,585.720
T. Rowe Price Small Cap -Initial Class(12)	2004 2003 2002 2001 2000	$ $ $ $ $	0.755520 0.545628 0.761551 0.855380 1.000000	$ $ $ $ $	0.822294 0.755520 0.545628 0.761551 0.855380	3,430,777.931 4,229,982.7096 2,895,465.966 1,838,502 497,185	$ $ $	1.031215 0.744044 1.000000	$ $ $	1.123465 1.031215 0.744044	17,771,138.129 17,595,030.522 7,877,697.272
Van Kampen Active International Allocation - Initial Class(1)	2004 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $ $	1.314348 1.003493 1.225547 1.613169 2.001071 1.533035 1.346560 1.330640 1.171039 1.073958	$ $ $ $ $ $ $ $ $ $	1.504078 1.314348 1.003493 1.225547 1.613169 2.001071 1.533035 1.346560 1.330640 1.171039	28,683,643.440 33,155,822.7801 39,574,469.871 50,436,921 67,228,612 77,283,280 90,839,071 101,220,765 91,462,304 75,065,178	$ $ $	1.080388 0.824046 1.000000	$ $ $	1.237571 1.080388 0.824046	4,760,145.019 3,738,017.176 2,057,276.915
Van Kampen Emerging Growth -Initial Class(14)	2004 2003 2002 2001	$ $ $ $	0.672550 0.532132 0.806099 1.000000	$ $ $ $	0.710611 0.672550 0.532132 0.806099	685,116.597 782,303.2746 721,754,051 420,709	$ $ $	0.915881 0.723956 1.000000	$ $ $	0.968672 0.915881 0.723956	7,103,942.077 8,016,102.927 5,192,990.450

59

Subaccount	Year	1.40% (Continued)					1.30% (Continued)
		Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Van Kampen Large Cap Core -Initial Class(1)	2004 2003 2002 2001 2000 1999 1998 1997 1996 1995	$ $ $ $ $ $ $ $ $ $	2.646551 2.216306 2.678589 2.932518 3.160924 2.535888 2.171948 1.833135 1.577873 1.301669	$ $ $ $ $ $ $ $ $ $	2.942759 2.646551 2.216306 2.687589 2.932518 3.160924 2.535888 2.171948 1.833135 1.577873	30,694,481.010 36,250,554.8272 44,933,517.409 60,117,350 81,940,094 100,119,683 116,236,044 127,262,704 124,998,928 122,974,873	$ $ $	1.044706 0.874009 1.000000	$ $ $	1.162777 1.044706 0.874009	3,232,591.584 3,425,841.420 2,183,386.377

(1)	Subaccount Inception Date April 8, 1991.

(2)	Subaccount Inception Date July 1, 1992.

(3)	Subaccount Inception Date May 4, 1993.

(4)	Subaccount Inception Date May 27, 1993.

(5)	Subaccount Inception Date May 9, 1994.

(6)	Subaccount Inception Date January 3, 1995.

(7)	Subaccount Inception Date November 18, 1996.

(8)	Subaccount Inception Date May 1, 1997.

(9)	Subaccount Inception Date February 2, 1998.

(10)	Subaccount Inception Date June 2, 1998.

(11)	Subaccount Inception Date July 1, 1998.

(12)	Subaccount Inception Date May 1, 2000.

(13)	Subaccount Inception Date October 9, 2000.

(14)	Subaccount Inception Date May 1, 2001.

(15)	Subaccount Inception Date May 1, 2002.

(16)	Subaccount Inception Date November 3, 2003.

[a]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

[b]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[c]	Formerly known as AllianceBernstein Premier Growth.

60

Subaccount	Year	1.25%
		Beginning AUV		Ending AUV		# Units
Asset Allocation Conservative Portfolio - Initial Class(15)	2004 2003 2002	$ $ $	1.090010 0.897884 1.000000	$ $ $	1.181090 1.090010 0.897884	5,501,209.744 4,597,145.009 3,595,369.606
Asset Allocation - Growth Portfolio - Initial Class(15)	2004 2003 2002	$ $ $	1.041488 0.806199 1.000000	$ $ $	1.174501 1.041488 0.806199	5,267,830.420 4,301,259.239 2,047,522.990
Asset Allocation - Moderate Portfolio - Initial Class(15)	2004 2003 2002	$ $ $	1.072164 0.806199 1.000000	$ $ $	1.179545 1.072164 0.806199	10,084,030.270 8,665,072.052 5,390,194.080
Asset Allocation - Moderate Growth Portfolio - Initial Class(15)	2004 2003 2002	$ $ $	1.055976 0.840747 1.000000	$ $ $	1.184162 1.055976 0.840747	13,050,061.094 9,478,660.590 6,980,994.155
American Century International - Initial Class(14)	2004 2003 2002 2001	$ $ $ $	0.794901 0.642367 0.834029 1.000000	$ $ $ $	0.897669 0.794901 0.642367 0.834029	5,538,810.845 5,994,661.588 3,121,699.941 99,773
American Century Large Company Value - Initial Class(14)	2004 2003 2002 2001	$ $ $ $	0.952152 0.748541 0.940149 1.000000	$ $ $ $	1.071206 0.952152 0.748541 0.940149	3,690,993.234 4,033,385.761 4,169,280.836 599,992
Capital Guardian Global - Initial Class(9)	2004 2003 2002 2001	$ $ $ $	0.945434 0.695651 0.875178 1.000000	$ $ $ $	1.035306 0.945434 0.695651 0.875178	5,432,272.406 4,650,851.770 4,401,119.351 490,629
Capital Guardian U.S. Equity - Initial Class(11)	2004 2003 2002 2001	$ $ $ $	0.958896 0.711263 0.945070 1.000000	$ $ $ $	1.039535 0.958896 0.711263 0.945070	6,476,107.317 7,419,500.672 6,239,923.062 1,334,151
Capital Guardian Value - Initial Class(4)	2004 2003 2002 2001	$ $ $ $	1.065254 0.801427 1.023245 1.000000	$ $ $ $	1.227809 1.065254 0.801427 1.023245	13,339,438.465 11,783,789.908 11,347,938.194 2,196,489
Clarion Real Estate Securities - Initial Class(15)	2004 2003 2002	$ $ $	1.248199 0.931052 1.000000	$ $ $	1.637853 1.248199 0.931052	1,662,016.490 996,136.219 792,281.812
Great Companies AmericaSM - Initial Class(14)	2004 2003 2002 2001	$ $ $ $	0.949135 0.770822 0.984049 1.000000	$ $ $ $	0.953523 0.949135 0.770822 0.984049	2,078,997.004 2,039,467.065 2,083,388.444 295,044
Great Companies - Technology SM - Initial Class(14)	2004 2003 2002 2001	$ $ $ $	0.705945 0.473501 0.774757 1.000000	$ $ $ $	0.753409 0.705945 0.473501 0.774757	3,146,312.611 3,515,104.554 1,730,930.201 182,307
Janus Growth - Initial Class(2)	2004 2003 2002 2001	$ $ $ $	0.700984 0.537330 0.784523 1.000000	$ $ $ $	0.799822 0.700984 0.537330 0.784523	4,185,084.874 2,655,747.632 3,218,086.566 683,913
Jennison Growth - Initial Class(7)	2004 2003 2002 2001	$ $ $ $	0.759530 0.597188 0.873072 1.000000	$ $ $ $	0.818602 0.759530 0.597188 0.873072	1,826,339.849 1,373,812.478 1,555,208.654 71,947
J.P. Morgan Enhanced Index - Initial Class(8)	2004 2003 2002 2001	$ $ $ $	0.852747 0.669596 0.899067 1.000000	$ $ $ $	0.934991 0.852747 0.669596 0.899067	8,536,856.827 8,678,651.490 8,837,569.202 1,570,997

61

Subaccount	Year	1.25% (Continued)
		Beginning AUV		Ending AUV		# Units
Marsico Growth - Initial Class(12)	2004 2003 2002 2001	$ $ $ $	0.806626 0.646422 0.884268 1.000000	$ $ $ $	0.894235 0.806626 0.646422 0.884268	1,932,459.058 1,918,783.281 2,233,806.587 446,850
Mercury Large Cap Value - Initial Class(12)	2004 2003 2002 2001	$ $ $ $	1.026183 0.800587 0.944875 1.000000	$ $ $ $	1.199353 1.026183 0.800587 0.944875	4,788,204.716 4,637,563.105 6,009,670.998 1,148,363
MFS High Yield - Initial Class(10)	2004 2003 2002 2001	$ $ $ $	1.149503 0.988505 0.980546 1.000000	$ $ $ $	1.246176 1.149503 0.988505 0.980546	7,940,745.151 8,025,371.228 6,412,066.542 693,088
PIMCO Total Return - Initial Class(15)	2004 2003 2002	$ $ $	1.091227 1.053222 1.000000	$ $ $	1.126172 1.091227 1.053222	4,593,331.088 4,024,769.311 4,642,514.217
Salomon All Cap - Initial Class(12)	2004 2003 2002 2001	$ $ $ $	0.939060 0.703500 0.946133 1.000000	$ $ $ $	1.012203 0.939060 0.703500 0.946133	10,827,358.369 12,298,899.400 14,674,763.084 2,686,656
Templeton Great Companies Global - Initial Class(13)	2004 2003 2002 2001	$ $ $ $	0.894511 0.714658 0.921911 1.000000	$ $ $ $	0.967022 0.894511 0.714658 0.921911	807,797.324 694,332.502 464,436.993 66,629
Transamerica Balanced - Initial Class(15)	2004 2003 2002	$ $ $	1.058695 0.941146 1.000000	$ $ $	1.162240 1.058695 0.941146	535,094.698 632,475.971 500,674.668
Transamerica Convertible Securities - Initial Class(15)	2004 2003 2002	$ $ $	1.128889 0.924287 1.000000	$ $ $	1.261856 1.128889 0.924287	671,698.498 566,007.686 165,972.968
Transamerica Equity - Initial Class(12)	2004 2003 2002 2001	$ $ $ $	0.868532 0.670137 0.872609 1.000000	$ $ $ $	0.993375 0.868532 0.670137 0.872609	12,493,785.312 10,178,116.430 10,730,370.217 1,706,383
Transamerica Growth Opportunities - Initial Class(14)	2004 2003 2002 2001	$ $ $ $	1.215991 0.938318 1.108736 1.000000	$ $ $ $	1.400632 1.215991 0.938318 1.108736	4,254,712.287 2,097,370.259 2,610,644.110 235,465
Transamerica Money Market - Initial Class(1)	2004 2003 2002 2001	$ $ $ $	1.006504 1.011588 1.011385 1.000000	$ $ $ $	1.004042 1.006504 1.011588 1.011385	5,415,084.506 8,028,205.798 13,933,850.525 4,074,448
Transamerica Small/Mid Cap Value - Initial Class(3)	2004 2003 2002 2001	$ $ $ $	1.103071 0.585256 0.978906 1.000000	$ $ $ $	1.267497 1.103071 0.585256 0.978906	16,807,471.874 16,688,369.602 18,748,751.363 3,580,567
Transamerica U.S. Government Securities - Initial Class(5)	2004 2003 2002 2001	$ $ $ $	1.080238 1.062441 1.016603 1.000000	$ $ $ $	1.102034 1.080238 1.062441 1.016603	12,751,254.419 13,380,625.984 15,577,968.614 1,597,578
T. Rowe Price Equity Income - Initial Class(6)	2004 2003 2002 2001	$ $ $ $	1.056260 0.851550 0.988919 1.000000	$ $ $ $	1.197716 1.056260 0.851550 0.988919	20,062,706.189 18,049,233.652 16,419,150.168 2,560,451

62

	Year	1.25% (Continued)
Subaccount		Beginning AUV		Ending AUV		# Units
T. Rowe Price Growth Stock -Initial Class(6)	2004 2003 2002 2001	$ $ $ $	0.920713 0.712910 0.935195 1.000000	$ $ $ $	0.998938 0.920713 0.712910 0.935195	7,038,510.376 6,450,436.224 6,936,915.525 1,845,115
T. Rowe Price Small Cap -Initial Class(12)	2004 2003 2002 2001	$ $ $ $	0.951198 0.685942 0.955974 1.000000	$ $ $ $	1.036804 0.951198 0.685942 0.955974	7,271,042.450 9,256,404.109 8,366,242.633 819,954
Van Kampen Active International Allocation - Initial Class(1)	2004 2003 2002 2001	$ $ $ $	0.893060 0.680836 0.830259 1.000000	$ $ $ $	1.023500 0.893060 0.680836 0.830259	3,882,568.609 2,548,642.866 2,803,079.765 361,293
Van Kampen Emerging Growth -Initial Class(14)	2004 2003 2002 2001	$ $ $ $	0.675216 0.533456 0.806903 1.000000	$ $ $ $	0.714492 0.675216 0.533456 0.806903	5,865,483.393 6,563,232.023 7,038,252.813 605,063
Van Kampen Large Cap Core -Initial Class(1)	2004 2003 2002 2001	$ $ $ $	0.952895 0.796805 0.964813 1.000000	$ $ $ $	1.061119 0.952895 0.796805 0.964813	6,051,976.534 5,929,530.823 6,862,818.260 628,831
PAM Transamerica U.S. Government Securities - Service Class(16)	2004 2003	$ $	1.010822 1.000000	$ $	1.027279 1.010822	0.000 0.000
AIM V.I. Basic Value Fund - Series II Shares(15)	2004 2003 2002	$ $ $	0.999279 0.759054 1.000000	$ $ $	1.093885 0.999279 0.759054	2,315,411.752 2,247,973.025 2,012,385.757
AIM V.I. Capital Appreciation Fund - Series II Shares(15)	2004 2003 2002	$ $ $	1.013497 0.794340 1.000000	$ $ $	1.064339 1.013497 0.794340	259,259.567 344,508.599 144,395.038
Alliance Bernstein Growth and Income Portfolio - Class B(14)	2004 2003 2002 2001	$ $ $ $	0.929033 0.711608 0.926892 1.000000	$ $ $ $	1.020495 0.929033 0.711608 0.926892	10,884,944.655 13,240,955.841 12,175,694.503 2,043,757
Alliance Bernstein Large Cap Growth Portfolio - Service Class(14)	2004 2003 2002 2001	$ $ $ $	0.712537 0.584791 0.856157 1.000000	$ $ $ $	0.762441 0.712537 0.584791 0.856157	4,320,625.326 4,403,611.532 4,924,351.377 1,312,866
Janus Aspen - Mid Cap Growth Portfolio - Service Shares(13)	2004 2003 2002 2001	$ $ $ $	0.727757 0.546769 0.770183 1.000000	$ $ $ $	0.865925 0.727757 0.546769 0.770183	2,867,061.008 2,860,937.027 2,759,066.341 525,705
Janus Aspen - Mid Cap Value Portfolio - Service Shares(13)	2004 2003 2002 2001	$ $ $ $	0.956576 0.685852 0.906817 1.000000	$ $ $ $	1.112886 0.956576 0.685852 0.906817	994,219.803 1,012,175.202 1,016,549.931 317,538
Janus Aspen - World Wide Growth Portfolio - Service Shares(13)	2004 2003 2002 2001	$ $ $ $	0.750275 0.614202 0.837086 1.000000	$ $ $ $	0.774544 0.750275 0.614202 0.837086	6,112,466.469 6,993,600.416 7,852,955.796 1,472,854
MFS New Discovery Series - Service Class(15)	2004 2003 2002	$ $ $	0.985901 0.748106 1.000000	$ $ $	1.034152 0.985901 0.748106	1,090,222.755 726,553.715 320,316.512
MFS Total Return Series - Service Class(15)	2004 2003 2002	$ $ $	1.052890 0.918965 1.000000	$ $ $	1.154522 1.052890 0.918965	1,818,210.925 1,519,052.092 1,530,545.764

63

	Year	1.25% (Continued)
Subaccount		Beginning AUV		Ending AUV		# Units
Fidelity VIP - Contrafund® Portfolio - Service Class 2(12)	2004 2003 2002 2001	$ $ $ $	1.070719 0.845652 0.947203 1.000000	$ $ $ $	1.217763 1.070719 0.845652 0.947203	8,524,773.670 7,605,730.079 7,592,743.208 1,117,221
Fidelity - VIP Equity-Income Portfolio - Service Class 2(12)	2004 2003 2002 2001	$ $ $ $	0.985400 0.767303 0.937746 1.000000	$ $ $ $	1.082525 0.985400 0.767303 0.937746	5,426,079.845 5,977,782.419 6,893,554.421 950,745
Fidelity - VIP Growth Portfolio - Service Class 2(14)	2004 2003 2002 2001	$ $ $ $	0.782870 0.598043 0.868717 1.000000	$ $ $ $	0.797318 0.782870 0.598043 0.868717	3,339,229.618 3,886,044.911 4,515,281.040 477,321
Fidelity –VIP Growth Opportunities Portfolio - Service Class 2(12)	2004 2003 2002 2001	$ $ $ $	0.899200 0.703559 0.913372 1.000000	$ $ $ $	0.949257 0.899200 0.703559 0.913372	1,180,853.195 1,214,442.122 1,226,462.867 223,500
Fidelity - VIP Mid Cap Portfolio - Service Class 2(12)	2004 2003 2002 2001	$ $ $ $	1.248854 0.914603 1.029218 1.000000	$ $ $ $	1.537512 1.248854 0.914603 1.029218	11,451,242.504 10,926,179.683 11,051,230.545 1,235,966
Fidelity - VIP Value Strategies Portfolio - Service Class 2(15)	2004 2003 2002	$ $ $	1.164786 0.749434 1.000000	$ $ $	1.309575 1.164786 0.749434	2,550,006.634 3,395,477.238 717,256.891

(1)	Subaccount Inception Date April 8, 1991.

(2)	Subaccount Inception Date July 1, 1992.

(3)	Subaccount Inception Date May 4, 1993.

(4)	Subaccount Inception Date May 27, 1993.

(5)	Subaccount Inception Date May 9, 1994.

(6)	Subaccount Inception Date January 3, 1995.

(7)	Subaccount Inception Date November 18, 1996.

(8)	Subaccount Inception Date May 1, 1997.

(9)	Subaccount Inception Date February 2, 1998.

(10)	Subaccount Inception Date June 2, 1998.

(11)	Subaccount Inception Date July 1, 1998.

(12)	Subaccount Inception Date May 1, 2000.

(13)	Subaccount Inception Date October 9, 2000.

(14)	Subaccount Inception Date May 1, 2001.

(15)	Subaccount Inception Date May 1, 2002.

(16)	Subaccount Inception Date November 3, 2003.

[a]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

[b]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[c]	Formerly known as AllianceBernstein Premier Growth.

64

APPENDIX B

MERRILL LYNCH CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

	Year	2.30%					2.05%
Subaccount		Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Merrill Lynch Basic Value V.I. Fund(1)	2004 2003 2002	$ $	1.293049 1.000000	$ $	1.403821 1.293049	0.000 0.000	$ $ $	1.046487 0.801538 1.000000	$ $ $	1.138917 1.046487 0.801538	1,972,749.77 1,985,697.03 1,682,581.17
Merrill Lynch Global Allocation V.I Fund(1)	2004 2003 2002	$ $	1.469634 1.000000	$ $	1.643080 1.469634	0.000 0.000	$ $ $	1.193362 0.800349 1.000000	$ $ $	1.337475 1.193362 0.800349	128,903.97 86,529.19 43,370.00
Merrill Lynch High Current Income V.I Fund(1)	2004 2003 2002	$ $	1.121973 1.000000	$ $	1.226328 1.121973	0.000 0.000	$ $ $	1.189117 0.947186 1.000000	$ $ $	1.302908 1.189117 0.947186	383,560.45 332,583.06 246,135.12
Asset Allocation Conservative Portfolio -Service Class(8)	2004 2003	$ $	1.151154 1.000000	$ $	1.231489 1.151154	0.000 0.000
Asset Allocation - Growth Portfolio - Service Class(8)	2004 2003	$ $	1.240772 1.000000	$ $	1.381416 1.240772	0.000 0.000
Asset Allocation - Moderate Portfolio -Service Class(8)	2004 2003	$ $	1.172951 1.000000	$ $	1.274074 1.172951	0.000 0.000
Asset Allocation - Moderate Growth Portfolio - Service Class(8)	2004 2003	$ $	1.199864 1.000000	$ $	1.327175 1.199864	0.000 0.000
American Century International - Service Class(7)	2004 2003	$ $	1.249023 1.000000	$ $	1.394598 1.249023	0.000 0.000
American Century Large Company Value -Service Class(7)	2004 2003	$ $	1.225218 1.000000	$ $	1.360651 1.225218	0.000 0.000
Capital Guardian Global - Service Class(2)	2004 2003	$ $	1.303565 1.000000	$ $	1.409258 1.303565	0.000 0.000
Capital Guardian U.S. Equity - Service Class(4)	2004 2003	$ $	1.242941 1.000000	$ $	1.330267 1.242941	0.000 0.000
Capital Guardian Value - Service Class(1)	2004 2003	$ $	1.276291 1.000000	$ $	1.451947 1.276291	0.000 0.000
Clarion Real Estate Securities - Service Class(8)	2004 2003	$ $	1.261219 1.000000	$ $	1.633413 1.261219	0.000 0.000
Great Companies AmericaSM - Service Class(7)	2004 2003	$ $	1.159012 1.000000	$ $	1.149466 1.159012	0.000 0.000
Great Companies - Technology SM - Service Class (7)	2004 2003	$ $	1.299095 1.000000	$ $	1.365772 1.299095	0.000 0.000
Janus Growth - Service Class (1)	2004 2003	$ $	1.198385 1.000000	$ $	1.349704 1.198385	0.000 0.000
Jennison Growth - Service Class(1)	2004 2003	$ $	1.197292 1.000000	$ $	1.274091 1.197292	0.000 0.000
J.P. Morgan Enhanced Index - Service Class(1)	2004 2003	$ $	1.209751 1.000000	$ $	1.309105 1.209751	0.000 0.000
Marsico Growth - Service Class(5)	2004 2003	$ $	1.184729 1.000000	$ $	1.297321 1.184729	0.000 0.000
Mercury Large Cap Value - Service Class(5)	2004 2003	$ $	1.252476 1.000000	$ $	1.444602 1.252476	0.000 0.000
MFS High Yield - Service Class(3)	2004 2003	$ $	1.079727 1.000000	$ $	1.155681 1.079727	0.000 0.000
PIMCO Total Return - Service Class(8)	2004 2003	$ $	1.005095 1.000000	$ $	1.023862 1.005095	0.000 0.000

65

	Year	2.30% (Continued)					2.05% (Continued)
Subaccount		Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Salomon All Cap - Service Class(5)	2004 2003	$ $	1.269268 1.000000	$ $	1.351017 1.269268	0.000 0.000
Templeton Great Companies Global -Service Class(6)	2004 2003	$ $	1.200018 1.000000	$ $	1.078330 1.200018	0.000 0.000
Transamerica Balanced - Service Class(8)	2004 2003	$ $	1.092598 1.000000	$ $	1.184125 1.092598	0.000 0.000
Transamerica Convertible Securities -Service Class(8)	2004 2003	$ $	1.148118 1.000000	$ $	1.268063 1.148118	0.000 0.000
Transamerica Equity - Service Class(5)	2004 2003	$ $	1.204564 1.000000	$ $	1.361322 1.204564	0.000 0.000
Transamerica Growth Opportunities -Service Class(7)	2004 2003	$ $	1.245074 1.000000	$ $	1.417914 1.245074	0.000 0.000
Transamerica Money Market -Service Class(1)	2004 2003	$ $	0.988117 1.000000	$ $	0.973119 0.988117	0.000 0.000
Transamerica U.S. Government Securities -Service Class(1)	2004 2003	$ $	0.990855 1.000000	$ $	0.996629 0.990855	0.000 0.000
T. Rowe Price Equity Income - Service Class(1)	2004 2003	$ $	1.210437 1.000000	$ $	1.355459 1.210437	0.000 0.000
T. Rowe Price Growth Stock - Service Class(1)	2004 2003	$ $	1.205923 1.000000	$ $	1.291449 1.205923	0.000 0.000
T. Rowe Price Small Cap - Service Class(5)	2004 2003	$ $	1.325528 1.000000	$ $	1.426709 1.325528	0.000 0.000
Van Kampen Active International Allocation - Service Class(1)	2004 2003	$ $	1.306577 1.000000	$ $	1.477827 1.306577	0.000 0.000
Van Kampen Emerging Growth - Service Class(7)	2004 2003	$ $	1.183500 1.000000	$ $	1.236820 1.183500	0.000 0.000
Van Kampen Large Cap Core - Service Class(1)	2004 2003	$ $	1.144742 1.000000	$ $	1.259117 1.144742	0.000 0.000
AIM V.I. Basic Value Fund - Series II Shares(8)	2004 2003 2002	$ $	1.283810 1.000000	$ $	1.390873 1.283810	0.000 0.000	$ $ $	0.986226 0.755058 1.000000	$ $ $	1.071094 0.986226 0.755058	494,228.970 505,435.661 347,965.592
AIM V.I. Capital Appreciation Fund - Series II Shares(8)	2004 2003 2002	$ $	1.218793 1.000000	$ $	1.266759 1.218793	0.000 0.000	$ $ $	1.000255 0.790158 1.000000	$ $ $	1.042171 1.000255 0.790158	46,831.462 66,283.321 27,044.852
AllianceBernstein Growth and Income Portfolio - Class B(7)	2004 2003 2002	$ $	1.223289 1.000000	$ $	1.329897 1.223289	0.000 0.000	$ $ $	1.016380 0.784658 1.000000	$ $ $	1.107663 1.016380 0.784658	1,019,459.929 959,684.126 687,817.795
AllianceBernstein Large Cap Growth Portfolio - Class B(7)c	2004 2003 2002	$ $	1.143646 1.000000	$ $	1.211153 1.143646	0.000 0.000	$ $ $	0.942399 0.779541 1.000000	$ $ $	1.000475 0.942399 0.779541	188,969.541 253,561.679 110,129.810
Janus Aspen - Mid Cap Growth Portfolio -Service Class(6)	2004 2003 2002	$ $	1.249731 1.000000	$ $	1.471678 1.249731	0.000 0.000	$ $ $	1.047848 0.793465 1.000000	$ $ $	1.236979 1.047848 0.793465	136,650.568 90,964.895 105,806.424
Janus Aspen - World Wide Growth Portfolio - Service Shares(6)	2004 2003 2002	$ $	1.233478 1.000000	$ $	1.260252 1.233478	0.000 0.000	$ $ $	0.942022 0.777262 1.000000	$ $ $	0.964837 0.942022 0.777262	345,938.304 339,489.824 392,470.065
MFS New Discovery Series - Service Class(8)	2004 2003 2002	$ $	1.266619 1.000000	$ $	1.314944 1.266619	0.000 0.000	$ $ $	0.973029 0.744169 1.000000	$ $ $	1.012632 0.973029 0.744169	463,784.716 403,962.611 225,728.300
MFS Total Return Series - Service Class(8)	2004 2003 2002	$ $	1.118395 1.000000	$ $	1.213736 1.118395	0.000 0.000	$ $ $	1.039145 0.914134 1.000000	$ $ $	1.130502 1.039145 0.914134	461,154.394 372,548.052 305,394.312

66

		2.30% (Continued)					2.05% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Fidelity VIP - Contrafund® Portfolio -Service Class 2(5)	2004 2003 2002	$ $	1.232790 1.000000	$ $	1.387678 1.232790	0.000 0.000	$ $ $	1.079848 0.859599 1.000000	$ $ $	1.218498 1.079848 0.859599	800,550.772 955,163.453 568,296.919
Fidelity-VIP Equity-Income Portfolio-Service Class 2(5)	2004 2003 2002	$ $	1.251476 1.000000	$ $	1.360683 1.251476	0.000 0.000	$ $ $	1.038836 0.815292 1.000000	$ $ $	1.132263 1.038836 0.815292	830,635.215 867,225.390 755,517.721
Fidelity-VIP Growth Portfolio-Service Class 2(7)	2004 2003	$ $	1.238538 1.000000	$ $	1.248415 1.238538	0.000 0.000	$ $ $	0.962720 0.741225 1.000000	$ $ $	0.972781 0.962720 0.741225	350,877.697 539,181.575 373,313.290
Fidelity-VIP Mid Cap Portfolio-Service Class 2(5)	2004 2003 2002	$ $	1.385512 1.000000	$ $	1.688213 1.385512	0.000 0.000	$ $ $	1.156879 0.853928 1.000000	$ $ $	1.413088 1.156879 0.853928	689,738.771 679,590.205 549,824.123
Fidelity-VIP Value Strategies Portfolio-Service Class 2(8)	2004 2003 2002	$ $	1.470410 1.000000	$ $	1.636169 1.470410	0.000 0.000	$ $ $	1.149605 0.745495 1.000000	$ $ $	1.282351 1.149605 0.745495	616,430.312 681,463.967 487,592.872
Asset Allocation Conservative Portfolio-Initial Class(8)	2004 2003 2002						$ $ $	1.075781 0.893163 1.000000	$ $ $	1.156517 1.075781 0.893163	2,467,741.119 2,401,509.650 1,412,368.909
Asset Allocation - Growth Portfolio-Initial Class(8)	2004 2003 2002						$ $ $	1.027907 0.801958 1.000000	$ $ $	1.150087 1.027907 0.801958	876,105.811 786,686.483 559,978.639
Asset Allocation - Moderate Portfolio-Initial Class(8)	2004 2003 2002						$ $ $	1.058168 0.864789 1.000000	$ $ $	1.154993 1.058168 0.864789	8,612,486.466 7,621,313.190 2,997,128.046
Asset Allocation - Moderate Growth Portfolio-Initial Class(8)	2004 2003 2002						$ $ $	1.042179 0.836320 1.000000	$ $ $	1.159519 1.042179 0.836320	6,528,089.331 6,288,141.985 4,282,552.275
American Century International-Initial Class(7)	2004 2003 2002						$ $ $	0.967247 0.787811 1.000000	$ $ $	1.083713 0.967247 0.787811	307,825.137 235,060.923 150,049.684
American Century Large Company Value -Initial Class(7)	2004 2003 2002						$ $ $	1.034227 0.819488 1.000000	$ $ $	1.154394 1.034227 0.819488	175,584.964 239,954.170 127,524.733
Capital Guardian Global - Initial Class(2)	2004 2003 2002						$ $ $	1.084970 0.804614 1.000000	$ $ $	1.178766 1.084970 0.804614	749,460.299 661,341.906 387,173.832
Capital Guardian U.S. Equity-Initial Class(4)	2004 2003 2002						$ $ $	1.054237 0.788153 1.000000	$ $ $	1.133917 1.054237 0.788153	798,794.488 703,444.322 321,050.055
Capital Guardian Value - Initial Class(1)	2004 2003 2002						$ $ $	1.023455 0.776052 1.000000	$ $ $	1.170358 1.023455 0.776052	1,841,246.478 1,665,661.921 787,275.371
Clarion Real Estate Securities-Initial Class(8)	2004 2003 2002						$ $ $	1.231933 0.926167 1.000000	$ $ $	1.603794 1.231933 0.926167	208,478.878 211,245.566 112,931.115
Great Companies AmericaSM-Initial Class(7)	2004 2003 2002						$ $ $	1.027000 0.840650 1.000000	$ $ $	1.023632 1.027000 0.840650	55,303.717 54,012.175 16,685.383
Great Companies - TechnologySM-Initial Class(7)	2004 2003 2002						$ $ $	1.051469 0.710805 1.000000	$ $ $	1.113337 1.051469 0.710805	176,052.213 19,391.057 2,267.029
Janus Growth - Initial Class(1)	2004 2003 2002						$ $ $	1.025033 0.791916 1.000000	$ $ $	1.160368 1.025033 0.791916	248,351.571 207,949.179 176,428.636

67

		2.30% (Continued)			2.05% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV		Ending AUV		# Units
Jennison Growth - Initial Class(1)	2004 2003 2002				$ $ $	0.946076 0.749731 1.000000	$ $ $	1.011636 0.946076 0.749731	62,484.330 62,863.704 75,281.930
J.P. Morgan Enhanced Index-Initial Class(1)	2004 2003 2002				$ $ $	1.009349 0.798818 1.000000	$ $ $	1.098003 1.009349 0.798818	316,314.003 306,199.300 133,933.143
Marsico Growth - Initial Class(5)	2004 2003				$ $	1.188063 1.000000	$ $	1.306752 1.188063	86,413.687 0.000
Mercury Large Cap Value-Initial Class(5)	2004 2003 2002				$ $ $	1.024670 0.805713 1.000000	$ $ $	1.188179 1.024670 0.805713	135,934.419 80,716.791 21,772.215
MFS High Yield - Initial Class(3)	2004 2003 2002				$ $ $	1.136257 0.984831 1.000000	$ $ $	1.222127 1.136257 0.984831	648,195.304 571,315.611 393,162.733
PIMCO Total Return - Initial Class(8)	2004 2003 2002				$ $ $	1.076993 1.047694 1.000000	$ $ $	1.102737 1.076993 1.047694	2,769,440.978 2,861,862.763 2,187,727.970
Salomon All Cap - Initial Class(5)	2004 2003 2002				$ $ $	1.013103 0.764956 1.000000	$ $ $	1.083437 1.013103 0.764956	910,827.451 731,313.256 488,017.402
Templeton Great Companies Global -Initial Class(6)	2004 2003 2002				$ $ $	1.020505 0.821759 1.000000	$ $ $	1.094552 1.020505 0.821759	19,493.939 6,017.704 100.000
Transamerica Balanced - Initial Class(8)	2004 2003 2002				$ $ $	1.044894 0.936208 1.000000	$ $ $	1.138069 1.044894 0.936208	322,856.541 351,221.477 212,969.082
Transamerica Convertible Securities -Initial Class(8)	2004 2003 2002				$ $ $	1.114161 0.919433 1.000000	$ $ $	1.235603 1.114161 0.919433	381,156.354 325,844.209 173,458.336
Transamerica Equity - Initial Class(5)	2004 2003 2002				$ $ $	1.078576 0.838775 1.000000	$ $ $	1.223899 1.078576 0.838775	398,143.294 68,817.819 86,735.381
Transamerica Growth Opportunities-Initial Class(7)	2004 2003 2002				$ $ $	1.014316 0.788866 1.000000	$ $ $	1.159147 1.014316 0.788866	481,186.183 307,471.203 325,070.437
Transamerica Money Market-Initial Class(1)	2004 2003				$ $	0.981716 1.000000	$ $	0.971609 0.981716	329,443.303 226,671.069
Transamerica Small/Mid Cap Value-Initial Class(1)	2004 2003 2002				$ $ $	1.162599 0.621703 1.000000	$ $ $	1.325401 1.162599 0.621703	66,909.538 68,369.021 105,233.831
Transamerica U.S. Government Securities-Initial Class(1)	2004 2003 2002				$ $ $	1.046905 1.037786 1.000000	$ $ $	1.059628 1.046905 1.037786	503,055.174 724,431.360 563,263.016
T. Rowe Price Equity Income-Initial Class(1)	2004 2003 2002				$ $ $	1.030039 0.836971 1.000000	$ $ $	1.158793 1.030039 0.836971	754,545.476 746,963.967 564,295.048
T. Rowe Price Growth Stock-Initial Class(1)	2004 2003 2002				$ $ $	1.042280 0.813420 1.000000	$ $ $	1.121948 1.042280 0.813420	1,767,157.982 1,797,629.282 1,390,593.217
T. Rowe Price Small Cap-Initial Class(5)	2004 2003 2002				$ $ $	1.018589 0.740331 1.000000	$ $ $	1.101532 1.018589 0.740331	1,042,083.332 947,368.693 623,519.459

68

		2.30% (Continued)			2.05% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV		Ending AUV		# Units
Van Kampen Active International Allocation - Initial Class(1)	2004 2003 2002				$ $ $	1.067146 0.819975 1.000000	$ $ $	1.213396 1.067146 0.819975	496,024.217 498,845.005 296,789.983
Van Kampen Emerging Growth-Initial Class(7)	2004 2003 2002				$ $ $	0.904677 0.720387 1.000000	$ $ $	0.949775 0.904677 0.720387	224,076.835 235,043.488 214,090.643
Van Kampen Large Cap Core-Initial Class(1)	2004 2003 2002				$ $ $	1.031926 0.869699 1.000000	$ $ $	1.140092 1.031926 0.869699	0.000 85,076.960 17,503.289

(1)	Subaccount Inception Date July 3, 1997.

(2)	Subaccount Inception Date February 2, 1998.

(3)	Subaccount Inception Date June 2, 1998.

(4)	Subaccount Inception Date July 1, 1998.

(5)	Subaccount Inception Date May 1, 2000.

(6)	Subaccount Inception Date October 9, 2000.

(7)	Subaccount Inception Date May 1, 2001.

(8)	Subaccount Inception Date May 1, 2002.

(9)	Subaccount Inception Date November 3, 2003.

[a]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

[b]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[c]	Formerly known as AllianceBernstein Premier Growth.

[THIS SPACE INTENTIONALLY LEFT BLANK]

69

		2.00%					1.80%
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Merrill Lynch Basic Value V.I. Fund(1)	2004 2003 2002	$ $	1.295590 1.000000	$ $	1.410722 1.295590	111,583.242 2,036.33	$ $ $	1.050792 0.802861 1.000000	$ $ $	1.146425 1.050792 0.802861	284,670.421 171,659.66 142,913.37
Merrill Lynch Global Allocation V.I Fund(1)	2004 2003 2002	$ $	1.472516 1.000000	$ $	1.651149 1.472516	12,770.117 1,889.32	$ $ $	1.198247 0.801664 1.000000	$ $ $	1.346253 1.198247 0.801664	139,890.818 18,373.61 100
Merrill Lynch High Current Income V.I Fund(1)	2004 2003 2002	$ $	1.124189 1.000000	$ $	1.232378 1.124189	2,164.705 2,167.60	$ $ $	1.194000 0.948745 1.000000	$ $ $	1.311471 1.194000 0.948745	38,118.208 37,996.32 13,615.86
Asset Allocation Conservative Portfolio-Service Class(8)	2004 2003	$ $	1.153408 1.000000	$ $	1.237538 1.153408	453,208.701 0.000	$ $	1.154926 1.000000	$ $	1.241621 1.154926	51,178.937 0.000
Asset Allocation - Growth Portfolio-Service Class(8)	2004 2003	$ $	1.243201 1.000000	$ $	1.388206 1.243201	458,090.766 0.000	$ $	1.244833 1.000000	$ $	1.392775 1.244833	81,978.349 0.000
Asset Allocation - Moderate Portfolio-Service Class(8)	2004 2003	$ $	1.175252 1.000000	$ $	1.280332 1.175252	210,485.166 0.000	$ $	1.176789 1.000000	$ $	1.284535 1.176789	223,732.703 0.000
Asset Allocation - Moderate Growth Portfolio - Service Class(8)	2004 2003	$ $	1.202229 1.000000	$ $	1.333718 1.202229	1,427,423.580 0.000	$ $	1.203797 1.000000	$ $	1.338083 1.203797	270,940.243 0.000
American Century International-Service Class(7)	2004 2003	$ $	1.251472 1.000000	$ $	1.401442 1.251472	0.000 0.000	$ $	1.253116 1.000000	$ $	1.406046 1.253116	0.000 0.000
American Century Large Company Value-Service Class(7)	2004 2003	$ $	1.227616 1.000000	$ $	1.367342 1.227616	0.000 0.000	$ $	1.229225 1.000000	$ $	1.371834 1.229225	0.000 0.000
Capital Guardian Global - Service Class(2)	2004 2003	$ $	1.306127 1.000000	$ $	1.416204 1.306127	2,020.044 2,022.750	$ $	1.307837 1.000000	$ $	1.420834 1.307837	8,159.817 0.000
Capital Guardian U.S. Equity-Service Class(4)	2004 2003	$ $	1.245365 1.000000	$ $	1.336805 1.245365	2,024.814 2,027.525	$ $	1.247007 1.000000	$ $	1.341192 1.247007	7,786.628 0.000
Capital Guardian Value - Service Class(1)	2004 2003	$ $	1.278793 1.000000	$ $	1.459075 1.278793	0.000 0.000	$ $	1.280478 1.000000	$ $	1.463879 1.280478	30,060.478 0.000
Clarion Real Estate Securities-Service Class(8)	2004 2003	$ $	1.263687 1.000000	$ $	1.641439 1.263687	0.000 0.000	$ $	1.265349 1.000000	$ $	1.646832 1.265349	37,732.291 0.000
Great Companies AmericaSM-Service Class(7)	2004 2003	$ $	1.161281 1.000000	$ $	1.155112 1.161281	0.000 0.000	$ $	1.162810 1.000000	$ $	1.158917 1.162810	0.000 0.000
Great Companies - Technology SM -Service Class(7)	2004 2003	$ $	1.301642 1.000000	$ $	1.372482 1.301642	0.000 0.000	$ $	1.303343 1.000000	$ $	1.376983 1.303343	11,309.215 0.000
Janus Growth - Service Class(1)	2004 2003	$ $	1.200724 1.000000	$ $	1.356330 1.200724	0.000 0.000	$ $	1.202306 1.000000	$ $	1.360790 1.202306	0.000 0.000
Jennison Growth - Service Class(1)	2004 2003	$ $	1.199629 1.000000	$ $	1.280340 1.199629	0.000 0.000	$ $	1.201203 1.000000	$ $	1.284548 1.201203	0.000 0.000
J.P. Morgan Enhanced Index-Service Class(1)	2004 2003	$ $	1.212127 1.000000	$ $	1.315537 1.212127	0.000 0.000	$ $	1.213714 1.000000	$ $	1.319853 1.213714	0.000 0.000
Marsico Growth - Service Class(5)	2004 2003	$ $	1.187046 1.000000	$ $	1.303691 1.187046	0.000 0.000	$ $	1.188601 1.000000	$ $	1.307980 1.188601	0.000 0.000
Mercury Large Cap Value-Service Class(5)	2004 2003	$ $	1.254934 1.000000	$ $	1.451699 1.254934	0.000 0.000	$ $	1.256578 1.000000	$ $	1.456462 1.256578	22,172.489 0.000
MFS High Yield - Service Class(3)	2004 2003	$ $	1.081853 1.000000	$ $	1.161377 1.081853	2,211.855 2,214.821	$ $	1.083263 1.000000	$ $	1.165192 1.083263	0.000 0.000
PIMCO Total Return - Service Class(8)	2004 2003	$ $	1.007067 1.000000	$ $	1.028898 1.007067	0.000 0.000	$ $	1.008398 1.000000	$ $	1.032300 1.008398	0.000 0.000
Salomon All Cap - Service Class(5)	2004 2003	$ $	1.271758 1.000000	$ $	1.357660 1.271758	0.000 0.000	$ $	1.273418 1.000000	$ $	1.362113 1.273418	0.000 0.000
Templeton Great Companies Global-Service Class(6)	2004 2003	$ $	1.202376 1.000000	$ $	1.080456 1.202376	0.000 0.000	$ $	1.203949 1.000000	$ $	1.081888 1.203949	0.000 0.000
Transamerica Balanced - Service Class(8)	2004 2003	$ $	1.094745 1.000000	$ $	1.189960 1.094745	0.000 0.000	$ $	1.096176 1.000000	$ $	1.193854 1.096176	0.000 0.000
Transamerica Convertible Securities-Service Class(8)	2004 2003	$ $	1.150373 1.000000	$ $	1.274297 1.150373	1,597.760 0.000	$ $	1.151882 1.000000	$ $	1.278480 1.151882	2,112.138 0.000

70

		2.00% (Continued)					1.80% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Transamerica Equity - Service Class(5)	2004 2003	$ $	1.206930 1.000000	$ $	1.368016 1.206930	0.000 0.000	$ $	1.208512 1.000000	$ $	1.372516 1.208512	23,294.940 0.000
Transamerica Growth Opportunities -Service Class(7)	2004 2003	$ $	1.247516 1.000000	$ $	1.424884 1.247516	0.000 0.000	$ $	1.249155 1.000000	$ $	1.429566 1.249155	0.000 0.000
Transamerica Money Market -Service Class(1)	2004 2003	$ $	0.990061 1.000000	$ $	0.977921 0.990061	0.000 0.000	$ $	0.991361 1.000000	$ $	0.981125 0.991361	0.000 0.000
Transamerica U.S. Government Securities -Service Class(1)	2004 2003	$ $	0.992807 1.000000	$ $	1.001542 0.992807	0.000 0.000	$ $	0.994114 1.000000	$ $	1.004835 0.994114	0.000 0.000
T. Rowe Price Equity Income -Service Class(1)	2004 2003	$ $	1.212812 1.000000	$ $	1.362121 1.212812	34,290.760 2,083.513	$ $	1.214405 1.000000	$ $	1.366596 1.214405	47,762.075 0.000
T. Rowe Price Growth Stock -Service Class(1)	2004 2003	$ $	1.208289 1.000000	$ $	1.297785 1.208289	0.000 0.000	$ $	1.209875 1.000000	$ $	1.302059 1.209875	32,235.992 0.000
T. Rowe Price Small Cap -Service Class(5)	2004 2003	$ $	1.328123 1.000000	$ $	1.433725 1.328123	2,752.741 0.000	$ $	1.329865 1.000000	$ $	1.438430 1.329865	21,038.386 0.000
Van Kampen Active International Allocation -Service Class(1)	2004 2003	$ $	1.309149 1.000000	$ $	1.485104 1.309149	0.000 0.000	$ $	1.310854 1.000000	$ $	1.489961 1.310854	11,150.201 0.000
Van Kampen Emerging Growth - Service Class(7)	2004 2003	$ $	1.185820 1.000000	$ $	1.242906 1.185820	0.000 0.000	$ $	1.187376 1.000000	$ $	1.246984 1.187376	0.000 0.000
Van Kampen Large Cap Core - Service Class(1)	2004 2003	$ $	1.146984 1.000000	$ $	1.265299 1.146984	0.000 0.000	$ $	1.148504 1.000000	$ $	1.269474 1.148504	0.000 0.000
PAM Transamerica U.S. Government Securities - Service Class(9)	2004 2003	$ $	0.992807 1.000000	$ $	1.001542 0.992807	0.000 0.000	$ $	0.994114 1.000000	$ $	1.004835 0.994114	0.000 0.000
AIM V.I. Basic Value Fund - Series II Shares(8)	2004 2003 2002	$ $	1.286328 1.000000	$ $	1.397721 1.286328	93,494.494 0.000	$ $ $	0.990290 0.756303 1.000000	$ $ $	1.078165 0.990290 0.756303	57,942.710 56,539.098 56,248.742
AIM V.I. Capital Appreciation Fund - Series II Shares(8)	2004 2003 2002	$ $	1.221185 1.000000	$ $	1.272982 1.221185	0.000 0.000	$ $ $	1.004374 0.791459 1.000000	$ $ $	1.049046 1.004374 0.791459	0.000 0.000 100.000
AllianceBernstein Growth and Income Portfolio - Class B(7)	2004 2003 2002	$ $	1.225691 1.000000	$ $	1.336441 1.225691	0.000 0.000	$ $ $	1.020536 0.785944 1.000000	$ $ $	1.114942 1.020536 0.785944	164,568.837 181,692.664 194,607.233
AllianceBernstein Large Cap Growth Portfolio - Service Class(7)[c]	2004 2003 2002	$ $	1.145885 1.000000	$ $	1.217098 1.145885	0.000 0.000	$ $ $	0.946253 0.780824 1.000000	$ $ $	1.007039 0.946253 0.780824	11,529.775 15,735.769 15,214.538
Janus Aspen - Mid Cap Growth Portfolio - Service Class(6)	2004 2003 2002	$ $	1.252179 1.000000	$ $	1.478910 1.252179	0.000 0.000	$ $ $	1.052147 0.794771 1.000000	$ $ $	1.245100 1.052147 0.794771	42,412.245 33,219.886 18,901.251
Janus Aspen - World Wide Growth Portfolio - Service Shares(6)	2004 2003 2002	$ $	1.235897 1.000000	$ $	1.266456 1.235897	0.000 0.000	$ $ $	0.945896 0.778551 1.000000	$ $ $	0.971196 0.945896 0.778551	54,958.117 62,866.501 59,677.782
MFS New Discovery Series -Service Class(8)	2004 2003 2002	$ $	1.269099 1.000000	$ $	1.321391 1.269099	0.000 0.000	$ $ $	0.977008 0.745393 1.000000	$ $ $	1.019281 0.977008 0.745393	63,078.205 44,421.507 71,839.384
MFS Total Return Series - Service Class(8)	2004 2003 2002	$ $	1.120598 1.000000	$ $	1.219711 1.120598	0.000 0.000	$ $ $	1.043403 0.915635 1.000000	$ $ $	1.137939 1.043403 0.915635	88,343.180 0.000 100.000
Fidelity VIP - Contrafund® Portfolio - Service Class 2(5)	2004 2003	$ $	1.235210 1.000000	$ $	1.394496 1.235210	21,858.065 2,066.426	$ $ $	1.084281 0.861015 1.000000	$ $ $	1.226508 1.084281 0.861015	278,180.708 198,446.854 199,373.793
Fidelity - VIP Equity-Income Portfolio -Service Class 2(5)	2004 2003 2002	$ $	1.253935 1.000000	$ $	1.367371 1.253935	93,099.352 0.000	$ $ $	1.043088 0.816627 1.000000	$ $ $	1.139689 1.043088 0.816627	16,456.644 13,660.363 3,973.854

71

		2.00% (Continued)					1.80% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Fidelity - VIP Growth Portfolio -Service Class 2(7)	2004 2003 2002	$ $	1.240965 1.000000	$ $	1.254545 1.240965	0.000 0.000	$ $ $	0.966666 0.742445 1.000000	$ $ $	0.979170 0.966666 0.742445	89,514.610 88,551.691 89,946.357
Fidelity - VIP Mid Cap Portfolio -Service Class 2(5)	2004 2003 2002	$ $	1.388232 1.000000	$ $	1.696510 1.388232	18,641.060 1,996.667	$ $ $	1.161607 0.855329 1.000000	$ $ $	1.422355 1.161607 0.855329	176,597.480 59,884.631 54,431.908
Fidelity - VIP Value Strategies Portfolio -Service Class 2(8)	2004 2003	$ $	1.473285 1.000000	$ $	1.644209 1.473285	20,286.770 1,829.389	$ $ $	1.154319 0.746720 1.000000	$ $ $	1.290779 1.154319 0.746720	129,553.201 95,186.562 76,856.225
Asset Allocation Conservative Portfolio -Initial Class(8)	2004 2003 2002						$ $ $	1.080197 0.894630 1.000000	$ $ $	1.164118 1.080197 0.894630	1,507,143.730 1,530,979.665 508,044.829
Asset Allocation - Growth Portfolio -Initial Class(8)	2004 2003 2002						$ $ $	1.032106 0.803272 1.000000	$ $ $	1.157617 1.032106 0.803272	0.000 0.000 100.000
Asset Allocation - Moderate Portfolio - Initial Class(8)	2004 2003 2002						$ $ $	1.062487 0.866203 1.000000	$ $ $	1.162564 1.062487 0.866203	3,255,959.367 3,072,426.130 1,263,394.755
Asset Allocation - Moderate Growth Portfolio - Initial Class(8)	2004 2003 2002						$ $ $	1.046470 0.837699 1.000000	$ $ $	1.167152 1.046470 0.837699	1,427,450.863 1,427,453.756 841,961.184
American Century International - Initial Class(7)	2004 2003 2002						$ $ $	0.971224 0.789104 1.000000	$ $ $	1.090843 0.971224 0.789104	53,134.752 59,334.823 2,995.759
American Century Large Company Value -Initial Class(7)	2004 2003 2002						$ $ $	1.038473 0.820840 1.000000	$ $ $	1.161983 1.038473 0.820840	10,323.429 11,860.146 8,058.796
Capital Guardian Global - Initial Class(2)	2004 2003 2002						$ $ $	1.089409 0.805929 1.000000	$ $ $	1.186511 1.089409 0.805929	85,859.837 80,919.483 47,504.114
Capital Guardian U.S. Equity -Initial Class(14)	2004 2003 2002						$ $ $	1.058564 0.789456 1.000000	$ $ $	1.141367 1.058564 0.789456	77,799.444 77,155.962 23,197.477
Capital Guardian Value - Initial Class(1)	2004 2003 2002						$ $ $	1.027645 0.777326 1.000000	$ $ $	1.178050 1.027645 0.777326	440,473.455 446,282.349 349,949.978
Clarion Real Estate Securities - Initial Class(8)	2004 2003 2002						$ $ $	1.236967 0.927684 1.000000	$ $ $	1.614316 1.236967 0.927684	51,000.064 41,529.571 39,351.376
Great Companies AmericaSM - Initial Class(7)	2004 2003 2002						$ $ $	1.031223 0.842029 1.000000	$ $ $	1.030368 1.031223 0.842029	0.000 0.000 100.000
Great Companies - TechnologySM -Initial Class(7)	2004 2003 2002						$ $ $	1.055788 0.711979 1.000000	$ $ $	1.120669 1.055788 0.711979	13,709.921 3,255.178 3,428.531
Janus Growth - Initial Class (1)	2004 2003 2002						$ $ $	1.029231 0.793221 1.000000	$ $ $	1.167993 1.029231 0.793221	62,456.095 62,730.495 63,075.703
Jennison Growth - Initial Class(1)	2004 2003 2002						$ $ $	0.949970 0.750968 1.000000	$ $ $	1.018303 0.949970 0.750968	106,465.680 107,149.803 51,386.028
J.P. Morgan Enhanced Index - Initial Class(1)	2004 2003 2002						$ $ $	1.013488 0.800129 1.000000	$ $ $	1.105224 1.013488 0.800129	16,903.065 13,818.044 4,067.380

72

		2.00% (Continued)			1.80% (Continued)
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV		Ending AUV		# Units
Mercury Large Cap Value - Initial Class(5)	2004 2003 2002				$ $ $	1.028886 0.807044 1.000000	$ $ $	1.196010 1.028886 0.807044	35,442.322 37,909.787 30,365.487
MFS High Yield - Initial Class(3)	2004 2003 2002				$ $ $	1.140942 0.986461 1.000000	$ $ $	1.230186 1.140942 0.986461	107,523.543 101,696.270 46,697.718
PIMCO Total Return - Initial Class(8)	2004 2003 2002				$ $ $	1.081412 1.049414 1.000000	$ $ $	1.109997 1.081412 1.049414	353,224.206 622,522.000 159,936.287
Salomon All Cap - Initial Class(5)	2004 2003 2002				$ $ $	1.017261 0.766218 1.000000	$ $ $	1.090563 1.017261 0.766218	41,626.647 41,805.997 42,080.744
Templeton Great Companies Global - Initial Class(6)	2004 2003 2002				$ $ $	1.024683 0.823112 1.000000	$ $ $	1.101747 1.024683 0.823112	0.000 3,106.138 3,281.658
Transamerica Balanced - Initial Class(8)	2004 2003 2002				$ $ $	1.049179 0.937747 1.000000	$ $ $	1.145543 1.049179 0.937747	0.000 0.000 100.000
Transamerica Convertible Securities - Initial Class(8)	2004 2003 2002				$ $ $	1.118730 0.920948 1.000000	$ $ $	1.243721 1.118730 0.920948	15,374.750 0.000 100.000
Transamerica Equity - Initial Class(5)	2004 2003 2002				$ $ $	1.082997 0.840150 1.000000	$ $ $	1.231954 1.082997 0.840150	47,741.407 2,508.744 2,713.075
Transamerica Growth Opportunities - Initial Class(7)	2004 2003 2002				$ $ $	1.018477 0.790161 1.000000	$ $ $	1.166768 1.018477 0.790161	172,467.906 40,072.533 31,425.173
Transamerica Money Market - Initial Class(1)	2004 2003				$ $	0.985767 1.000000	$ $	0.978029 0.985767	12,667.881 167,580.604
Transamerica Small/Mid Cap Value - Initial Class(1)	2004 2003 2002				$ $ $	1.167376 0.622732 1.000000	$ $ $	1.334121 1.167376 0.622732	0.000 3,927.924 4,114.193
Transamerica U.S. Government Securities - Initial Class(1)	2004 2003 2002				$ $ $	1.051191 1.039480 1.000000	$ $ $	1.066588 1.051191 1.039480	241,668.820 233,941.524 60,796.798
T. Rowe Price Equity Income - Service Class(1)	2004 2003 2002				$ $ $	1.034280 0.838349 1.000000	$ $ $	1.166444 1.034280 0.838349	39,668.318 32,909.395 25,977.359
T. Rowe Price Growth Stock - Initial Class(1)	2004 2003 2002				$ $ $	1.046575 0.814764 1.000000	$ $ $	1.129348 1.046575 0.814764	117,733.262 130,959.700 124,134.555
T. Rowe Price Small Cap - Initial Class(5)	2004 2003 2002				$ $ $	1.022756 0.741544 1.000000	$ $ $	1.108771 1.022756 0.741544	60,368.751 57,731.549 32,430.247
Van Kampen Active International Allocation - Initial Class(1)	2004 2003 2002				$ $ $	1.071525 0.821327 1.000000	$ $ $	1.221375 1.071525 0.821327	28,700.008 29,930.677 14,455.561
Van Kampen Emerging Growth - Initial Class(7)	2004 2003 2002				$ $ $	0.908394 0.721570 1.000000	$ $ $	0.956031 0.908394 0.721570	70,325.114 80,961.183 83,923.684
Van Kampen Large Cap Core - Initial Class(1)	2004 2003 2002				$ $ $	1.036162 0.871131 1.000000	$ $ $	1.147593 1.036162 0.871131	14,523.299 14,450.221 100.000

(1)	Subaccount Inception Date July 3, 1997.

(2)	Subaccount Inception Date February 2, 1998.

73

(3)	Subaccount Inception Date June 2, 1998.

(4)	Subaccount Inception Date July 1, 1998.

(5)	Subaccount Inception Date May 1, 2000.

(6)	Subaccount Inception Date October 9, 2000.

(7)	Subaccount Inception Date May 1, 2001.

(8)	Subaccount Inception Date May 1, 2002.

(9)	Subaccount Inception Date November 3, 2003.

[a]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

[b]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[c]	Formerly known as AllianceBernstein Premier Growth.

[THIS SPACE INTENTIONALLY LEFT BLANK]

74

		1.55%					1.50%
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Merrill Lynch Basic Value V.I Fund(1)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	1.625432 1.238870 1.529922 1.490353 1.343442 1.128892 1.045149 1.000000	$ $ $ $ $ $ $ $	1.777751 1.625432 1.238870 1.529922 1.490353 1.343442 1.128892 1.045149	23,691,418.71 26,597,021.28 24,693,218.73 21,731,118 16,662,325 10,438,672 1,297,001 1,158,912	$ $ $ $	1.036078 0.789289 0.974232 1.000000	$ $ $ $	1.133713 1.036078 0.789289 0.974232	19,357,183.040 20,804,095.56 21,290,852.49 5,660,560
Merrill Lynch Global Allocation V.I Fund(1)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	0.817240 0.545416 0.617096 0.617641 0.879578 0.540808 0.776036 1.000000	$ $ $ $ $ $ $ $	0.920462 0.817240 0.545416 0.617096 0.617641 0.879578 0.540808 0.776036	4,515,474.422 2,898,028.71 2,748,523.39 3,033,872 3,224,333 1,905,289 265,187 731,215	$ $ $ $	1.298684 0.866302 0.979662 1.000000	$ $ $ $	1.463413 1.298684 0.866302 0.979662	1,082,580.856 185,874.59 274,539.45 12,317
Merrill Lynch High Current Income V.I Fund(1)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	1.184254 0.938684 0.967404 0.944562 1.032293 0.991602 1.036753 1.000000	$ $ $ $ $ $ $ $	1.303978 1.184254 0.938684 0.967404 0.944562 1.032293 0.991602 1.036753	5,620,423.808 7,054,349.27 7,447,044.59 7,172,876 6,658,698 6,868,041 1,798,461 1,515,275	$ $ $ $	1.196202 0.947694 0.976210 1.000000	$ $ $ $	1.317778 1.196202 0.947694 0.976210	3,816,497.436 4,487,773.11 4,966,444.28 1,264,608
Asset Allocation Conservative Portfolio - Service Class(8)	2004 2003						$ $	1.157202 1.000000	$ $	1.247755 1.157202	159,420.072 66,248.352
Asset Allocation - Growth Portfolio -Service Class(8)	2004 2003						$ $	1.247283 1.000000	$ $	1.399649 1.247283	892,244.809 24,527.359
Asset Allocation -Moderate Portfolio -Service Class(8)	2004 2003						$ $	1.179114 1.000000	$ $	1.290878 1.179114	729,329.497 9,516.278
Asset Allocation - Moderate Growth Portfolio - Service Class(8)	2004 2003						$ $	1.206176 1.000000	$ $	1.344702 1.206176	941,712.958 108,085.568
American Century International -Service Class(7)	2004 2003						$ $	1.255588 1.000000	$ $	1.412998 1.255588	0.000 0.000
American Century Large Company Value - Service Class(7)	2004 2003						$ $	1.231649 1.000000	$ $	1.378605 1.231649	0.000 0.000
Capital Guardian Global - Service Class(2)	2004 2003						$ $	1.310414 1.000000	$ $	1.427847 1.310414	5,715.390 0.000
Capital Guardian U.S. Equity - Service Class(4)	2004 2003						$ $	1.249463 1.000000	$ $	1.347820 1.249463	10,177.988 4,672.271
Capital Guardian Value - Service Class(1)	2004 2003						$ $	1.283000 1.000000	$ $	1.471108 1.283000	9,531.133 4,565.464
Clarion Real Estate Securities - Service Class(8)	2004 2003						$ $	1.267846 1.000000	$ $	1.654962 1.267846	0.000 0.000
Great Companies AmericaSM -Service Class(7)	2004 2003						$ $	1.165111 1.000000	$ $	1.164645 1.165111	0.000 0.000
Great Companies - Technology SM -Service Class (7)	2004 2003						$ $	1.305914 1.000000	$ $	1.383791 1.305914	0.000 0.000
Janus Growth - Service Class(1)	2004 2003						$ $	1.204678 1.000000	$ $	1.367513 1.204678	0.000 0.000
Jennison Growth - Service Class(1)	2004 2003						$ $	1.203574 1.000000	$ $	1.290888 1.203574	0.000 0.000
J.P. Morgan Enhanced Index -Service Class(1)	2004 2003						$ $	1.216104 1.000000	$ $	1.326377 1.216104	0.000 0.000
Marsico Growth - Service Class(5)	2004 2003						$ $	1.190949 1.000000	$ $	1.314431 1.190949	5,664.412 0.000

75

Subaccount	Year	1.55% (Continued)					1.50% (Continued)
		Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Mercury Large Cap Value -Service Class(5)	2004 2003						$ $	1.259049 1.000000	$ $	1.463652 1.259049	0.000 0.000
MFS High Yield - Service Class(3)	2004 2003						$ $	1.085403 1.000000	$ $	1.170941 1.085403	6,216.018 0.000
PIMCO Total Return - Service Class(8)	2004 2003						$ $	1.010392 1.000000	$ $	1.037408 1.010392	12,105.266 4,955.470
Salomon All Cap - Service Class(5)	2004 2003						$ $	1.275932 1.000000	$ $	1.368850 1.275932	0.000 0.000
Templeton Great Companies Global -Service Class(6)	2004 2003						$ $	1.206334 1.000000	$ $	1.084034 1.206334	0.000 0.000
Transamerica Balanced - Service Class(8)	2004 2003						$ $	1.098349 1.000000	$ $	1.199769 1.098349	0.000 0.000
Transamerica Convertible Securities -Service Class(8)	2004 2003						$ $	1.154157 1.000000	$ $	1.284802 1.154157	3,483.911 3,573.913
Transamerica Equity - Service Class(5)	2004 2003						$ $	1.210890 1.000000	$ $	1.379279 1.210890	0.000 0.000
Transamerica Growth Opportunities -Service Class(7)	2004 2003						$ $	1.251624 1.000000	$ $	1.436639 1.251624	0.000 0.000
Transamerica Money Market -Service Class(1)	2004 2003						$ $	0.993319 1.000000	$ $	0.985977 0.993319	0.000 0.000
Transamerica U.S. Government Securities - Service Class(1)	2004 2003						$ $	0.996080 1.000000	$ $	1.009806 0.996080	4,206.987 3,695.679
T. Rowe Price Equity Income -Service Class(1)	2004 2003						$ $	1.216801 1.000000	$ $	1.373349 1.216801	12,438.748 0.000
T. Rowe Price Growth Stock -Service Class(1)	2004 2003						$ $	1.212252 1.000000	$ $	1.308482 1.212252	0.000 0.000
T. Rowe Price Small Cap -Service Class(5)	2004 2003						$ $	1.332482 1.000000	$ $	1.445530 1.332482	9,386.987 0.000
Van Kampen Active International Allocation - Service Class(1)	2004 2003						$ $	1.313437 1.000000	$ $	1.497321 1.313437	18,225.107 0.000
Van Kampen Emerging Growth -Service Class(7)	2004 2003						$ $	1.189709 1.000000	$ $	1.253128 1.189709	0.000 0.000
Van Kampen Large Cap Core -Service Class(1)	2004 2003						$ $	1.150762 1.000000	$ $	1.275740 1.150762	0.000 0.000
PAM Transamerica U.S. Government Securities - Service Class(9)	2004 2003	$ $	1.010345 1.000000	$ $	1.023764 1.010345	0.000 0.000	$ $	0.996080 1.000000	$ $	1.009806 0.996080	0.000 0.000
AIM V.I. Basic Value Fund -Series II Shares(1)	2004 2003 2002	$ $ $	0.994356 0.757548 1.000000	$ $ $	1.085273 0.994356 0.757548	3,186,907.646 3,324,054.503 1,870,371.583	$ $ $	0.995176 0.757796 1.000000	$ $ $	1.086700 0.995176 0.757796	332,415.899 336,993.410 336,195.755
AIM V.I. Capital Appreciation Fund -Series II Shares(8)	2004 2003 2002	$ $ $	1.008489 0.792764 1.000000	$ $ $	1.055944 1.008489 0.792764	693,305.118 715,142.032 416,751.682	$ $ $	1.009328 0.793030 1.000000	$ $ $	1.057344 1.009328 0.793030	2,130.380 2,138.662 2,219.977
AllianceBernstein Growth and Income Portfolio - Class B(7)	2004 2003 2002 2001	$ $ $ $	0.921732 0.708109 0.925071 1.000000	$ $ $ $	1.009478 0.921732 0.708109 0.925071	4,659,702.191 5,360,902.653 4,511,558.686 1,547,290	$ $ $ $	0.922939 0.708682 0.925362 1.000000	$ $ $ $	1.011301 0.922939 0.708682 0.925362	11,007,402.927 12,521,504.361 12,688,258.682 3,906,861
AllianceBernstein Large Cap Growth Portfolio - Class B(7)c	2004 2003 2002 2001	$ $ $ $	0.706925 0.581903 0.854462 1.000000	$ $ $ $	0.754200 0.706925 0.581903 0.854462	3,713,818.190 3,778,456.254 3,041,287.375 788,107	$ $ $ $	0.707865 0.582390 0.854751 1.000000	$ $ $ $	0.755575 0.707865 0.582390 0.854751	7,363,001.325 9,029,956.193 9,625,844.710 3,679,437
Janus Aspen - Mid Cap Growth Portfolio - Service Shares(6)	2004 2003 2002 2001 2000	$ $ $ $ $	0.412456 0.310792 0.439076 0.738193 1.000000	$ $ $ $ $	0.489306 0.412456 0.310792 0.439076 0.738193	4,466,939.732 4,536,033.799 3,784,887.866 2,674,931 104,844	$ $ $ $	0.722993 0.544519 0.768907 1.000000	$ $ $ $	0.858123 0.722993 0.544519 0.768907	1,152,261.897 1,192,763.405 1,137,253.648 442,221

76

Subaccount	Year	1.55% (Continued)					1.50% (Continued)
		Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Janus Aspen - Mid Cap Value Portfolio -Service Shares(6)	2004 2003 2002 2001 2000	$ $ $ $ $	0.944696 0.679339 0.900877 0.998590 1.000000	$ $ $ $ $	1.095813 0.944696 0.679339 0.900877 0.998590	973,068.196 1,083,105.574 1,262,051.972 1,850,064 213,764	$ $ $ $	0.950284 0.683026 0.905322 1.000000	$ $ $ $	1.102842 0.950284 0.683026 0.905322	537,254.866 671,077.194 687,578.182 311,593
Janus Aspen - World Wide Growth Portfolio - Service Shares(6)	2004 2003 2002 2001 2000	$ $ $ $ $	0.602539 0.494711 0.676228 0.887518 1.000000	$ $ $ $ $	0.620178 0.602539 0.494711 0.676228 0.887518	6,761,623.983 6,964,328.742 6,124,643.231 3,551,635 828,954	$ $ $ $	0.745357 0.611673 0.835708 1.000000	$ $ $ $	0.767566 0.745357 0.611673 0.835708	4,572,302.194 4,742,808.262 4,900,485.942 905,717
MFS New Discovery Series -Service Class(8)	2004 2003 2002	$ $ $	0.981034 0.746621 1.000000	$ $ $	1.025998 0.981034 0.746621	1,005,043.409 1,137,845.306 835,941.655	$ $ $	0.981842 0.746874 1.000000	$ $ $	1.027353 0.981842 0.746874	531,685.053 218,708.450 212,762.865
MFS Total Return Series - Service Class(8)	2004 2003 2002	$ $ $	1.047708 0.917149 1.000000	$ $ $	1.145445 1.047708 0.917149	3,312,532.452 3,660,724.684 1,921,221.751	$ $ $	1.048576 0.917454 1.000000	$ $ $	1.146954 1.048576 0.917454	725,433.060 744,857.360 127,863.986
Fidelity VIP - Contrafund® Portfolio -Service Class 2(5)	2004 2003 2002 2001 2000	$ $ $ $ $	0.892604 0.707070 0.794319 0.921627 1.000000	$ $ $ $ $	1.012189 0.892604 0.707070 0.794319 0.921627	12,822,839.581 13,602,836.102 11,183,883.877 6,637,033 4,510,157	$ $ $ $	1.063687 0.842179 0.945641 1.000000	$ $ $ $	1.206785 1.063687 0.842179 0.945641	4,348,803.733 4,532,815.133 4,844,258.462 822,650
Fidelity - VIP Equity-Income Portfolio -Service Class 2(5)	2004 2003 2002 2001 2000	$ $ $ $ $	1.055967 0.824682 1.010868 1.083236 1.000000	$ $ $ $ $	1.156611 1.055967 0.824682 1.010868 1.083236	7,260,547.807 8,089,364.399 6,616,423.073 5,081,018 909,008	$ $ $ $	0.978943 0.764145 0.936205 1.000000	$ $ $ $	1.072770 0.978943 0.764145 0.936205	3,825,212.890 4,570,746.691 4,902,332.257 772,920
Fidelity - VIP Growth Portfolio -Service Class 2(7)	2004 2003 2002 2001	$ $ $ $	0.776712 0.595094 0.867001 1.000000	$ $ $ $	0.788705 0.776712 0.595094 0.867001	3,413,780.389 3,513,705.085 2,431,170.446 98,546	$ $ $ $	0.777739 0.595582 0.867285 1.000000	$ $ $ $	0.790140 0.777739 0.595582 0.867285	1,709,091.058 1,922,687.479 2,096,198.447 129,497
Fidelity –VIP Growth Opportunities Portfolio - Service Class 2(5)	2004 2003 2002 2001 2000	$ $ $ $ $	0.697106 0.547049 0.712295 0.847487 1.000000	$ $ $ $ $	0.733732 0.697106 0.547049 0.712295 0.847487	808,362.136 1,061,261.957 1,087,809.380 1,210,081 622,698	$ $ $ $	0.893302 0.700666 0.911864 1.000000	$ $ $ $	0.940705 0.893302 0.700666 0.911864	657,998.134 682,666.686 687,318.356 140,247
Fidelity - VIP Mid Cap Portfolio -Service Class 2(5)	2004 2003 2002 2001 2000	$ $ $ $ $	1.276074 0.937298 1.057890 1.113532 1.000000	$ $ $ $ $	1.566373 1.276074 0.937298 1.057890 1.113532	15,280,654.313 15,150,301.371 12,269,340.975 8,545,970 5,747,229	$ $ $ $	1.240664 0.910846 1.027526 1.000000	$ $ $ $	1.523667 1.240664 0.910846 1.027526	8,317,373.280 8,869,113.496 9,218,552.466 1,382,069
Fidelity - VIP Value Strategies Portfolio -Service Class 2(8)	2004 2003 2002	$ $ $	1.159068 0.747954 1.000000	$ $ $	1.299278 1.159068 0.747954	6,039,065.480 5,538,914.464 3,869,610.611	$ $ $	1.160021 0.748203 1.000000	$ $ $	1.300991 1.160021 0.748203	1,048,118.630 1,122,113.872 671,592.326
Asset Allocation Conservative Portfolio -Initial Class(8)	2004 2003 2002	$ $ $	1.084641 0.896108 1.000000	$ $ $	1.171794 1.084641 0.896108	10,036,153.309 10,695,411.266 6,071,546.046	$ $ $	1.085524 0.896399 1.000000	$ $ $	1.173316 1.085524 0.896399	2,218,469.666 3,376,436.210 2,439,102.376
Asset Allocation - Growth Portfolio -Initial Class(8)	2004 2003 2002	$ $ $	1.036347 0.804600 1.000000	$ $ $	1.165251 1.036347 0.804600	20,311,908.659 14,512,985.277 5,752,867.365	$ $ $	1.037216 0.804872 1.000000	$ $ $	1.166804 1.037216 0.804872	6,535,597.221 3,177,122.801 917,911.627
Asset Allocation - Moderate Portfolio -Initial Class(8)	2004 2003 2002	$ $ $	1.066862 0.867636 1.000000	$ $ $	1.170234 1.066862 0.867636	43,001,534.108 40,301,986.726 21,499,993.690	$ $ $	1.067759 0.867926 1.000000	$ $ $	1.171796 1.067759 0.867926	10,751,886.289 9,184,011.162 4,162,768.106
Asset Allocation - Moderate Growth Portfolio - Initial Class(8)	2004 2003 2002	$ $ $	1.050773 0.839081 1.000000	$ $ $	1.174845 1.050773 0.839081	43,833,869.615 38,181,055.594 15,466,859.953	$ $ $	1.051623 0.839352 1.000000	$ $ $	1.176374 1.051623 0.839352	16,076,973.237 9,492,268.349 5,121,527.221

77

Subaccount	Year	1.55% (Continued)					1.50% (Continued)
		Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
American Century International -Initial Class(7)	2004 2003 2002 2001	$ $ $ $	0.788649 0.639197 0.832379 1.000000	$ $ $ $	0.887981 0.788649 0.639197 0.832379	5,042,518.715 5,135,915.887 2,029,067.432 247,487	$ $ $ $	0.789661 0.639710 0.832651 1.000000	$ $ $ $	0.889551 0.789661 0.639710 0.832651	3,304,525.609 3,423,225.647 1,640,627.045 447,656
American Century Large Company Value -Initial Class(7)	2004 2003 2002 2001	$ $ $ $	0.944663 0.744847 0.938285 1.000000	$ $ $ $	1.059628 0.944663 0.744847 0.938285	2,686,541.209 2,712,573.146 1,482,431.733 208,994	$ $ $ $	0.945896 0.745459 0.938589 1.000000	$ $ $ $	1.061536 0.945896 0.745459 0.938589	3,250,057.467 3,456,355.680 3,455,257.516 762,020
Capital Guardian Global - Initial Class(2)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	1.208296 0.891692 1.125133 1.274775 1.530432 1.052609 1.000000	$ $ $ $ $ $ $	1.319244 1.208296 0.891692 1.125133 1.274775 1.530432 1.052609	9,067,953.089 9,159,422.215 7,287,565.611 5,780,013 7,037,105 3,024,269 282,425	$ $ $ $	0.939246 0.692795 0.873737 1.000000	$ $ $ $	1.026003 0.939246 0.692795 0.873737	3,022,917.061 2,664,992.948 2,721,197.863 671,710
Capital Guardian U.S. Equity -Initial Class(4)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	0.848695 0.631386 0.841423 0.884476 0.962537 1.121334 1.000000	$ $ $ $ $ $ $	0.917337 0.848695 0.631386 0.841423 0.884476 0.962537 1.121334	14,870,855.654 15,835,291.933 13,153,319.397 9,543,491 8,162,728 1,693,186 662,269	$ $ $ $	0.952610 0.708345 0.943517 1.000000	$ $ $ $	1.030167 0.952610 0.708345 0.943517	5,969,411.781 6,920,626.625 8,023,043.680 1,437,265
Capital Guardian Value - Initial Class(1)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	2.381469 1.796955 2.301129 2.191524 2.107887 2.212928 2.084599 1.951455	$ $ $ $ $ $ $ $	2.736747 2.381469 1.796955 2,301129 2.191524 2.107887 2.212928 2.084599	7,627,868.496 8,573,143.731 7,770,625.647 6,117,280 4,297,703 4,454,289 504,438 695,792	$ $ $ $	1.058244 0.798116 1.021548 1.000000	$ $ $ $	1.216717 1.058244 0.798116 1.021548	9,347,493.563 10,398,947.386 11,125,076.103 2,162,902
Clarion Real Estate Securities -Initial Class(8)	2004 2003 2002	$ $ $	1.242059 0.929213 1.000000	$ $ $	1.624970 1.242059 0.929213	2,800,769.750 2,476,229.792 1,347,082.981	$ $ $	1.243075 0.929516 1.000000	$ $ $	1.627102 1.243075 0.929516	460,576.823 328,922.630 163,850.140
Great Companies AmericaSM -Initial Class(7)	2004 2003 2002 2001	$ $ $ $	0.941652 0.767017 0.982103 1.000000	$ $ $ $	0.943194 0.941652 0.767017 0.982103	1,571,677.022 1,730,509.481 1,109,732.781 43,719	$ $ $ $	0.942896 0.767645 0.982426 1.000000	$ $ $ $	0.944912 0.942896 0.767645 0.982426	1,260,844.562 1,487,139.963 1,472,638.333 212,243
Great Companies - Technology SM -Initial Class (7)	2004 2003 2002 2001	$ $ $ $	0.700395 0.471165 0.773226 1.000000	$ $ $ $	0.745263 0.700395 0.471165 0.773226	2,233,575.764 1,569,685.989 560,109.738 119,793	$ $ $ $	0.701312 0.471553 0.773485 1.000000	$ $ $ $	0.746619 0.701312 0.471553 0.773485	976,204.787 945,510.385 1,045,932.260 755,978
Janus Growth - Initial Class (1)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	21.617837 16.619804 24.337456 34.675805 49.870147 31.898334 19.650673 19.367467	$ $ $ $ $ $ $ $	24.592946 21.617837 16.619804 24.337456 34.675805 49.870147 31.898334 19.650673	1,197,589.886 1,500,101.177 1,733,685.918 2,077,975 2,262,590 1,363,437 90,918 134,839	$ $ $ $	0.696389 0.535125 0.783225 1.000000	$ $ $ $	0.792614 0.696389 0.535125 0.783225	2,443,598.873 2,884,576.557 2,908,448.523 1,204,143

78

Subaccount	Year	1.55% (Continued)					1.50% (Continued)
		Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Jennison Growth - Initial Class(1)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	0.746296 0.588518 0.862941 1.075994 1.235669 1.200101 1.156145 1.103566	$ $ $ $ $ $ $ $	0.801947 0.746296 0.588518 0.862941 1.075944 1.235669 1.200101 1.156145	3,355,876.250 4,335,633.049 4,580,619.831 4,714,116 4,751,270 4,272,750 602,380 823,036	$ $ $ $	0.754556 0.594744 0.871639 1.000000	$ $ $ $	0.811233 0.754556 0.594744 0.871639	482,537.288 639,468.571 585,718.458 219,450
J.P. Morgan Enhanced Index -Initial Class(1)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	1.313067 1.034093 1.392606 1.606831 1.831774 1.577775 1.216754 1.140312	$ $ $ $ $ $ $ $	1.435440 1.313067 1.034093 1.392606 1.606831 1.831774 1.577775 1.216754	16,778,255.055 20,419,758.264 20,700,578.595 21,332,083 20,897,589 15,093,778 972,108.717 842,854.350	$ $ $ $	0.847147 0.666840 0.897581 1.000000	$ $ $ $	0.926556 0.847147 0.666840 0.897581	4,599,133.629 5,536,393.690 5,570,474.418 1,417,532
Marsico Growth - Initial Class(5)	2004 2003 2002 2001 2000	$ $ $ $ $	0.701926 0.564189 0.774069 0.915132 1.000000	$ $ $ $ $	0.775852 0.701926 0.564189 0.774069 0.915132	4,591,639.426 4,394,553.163 2,631,351.198 3,296,247 765,188	$ $ $ $	0.801328 0.643764 0.882806 1.000000	$ $ $ $	0.886160 0.801328 0.643764 0.882806	3,086,478.901 2,187,494.282 2,077,966.045 622,346
Mercury Large Cap Value -Initial Class(5)	2004 2003 2002 2001 2000	$ $ $ $ $	1.128224 0.882787 1.044981 1.080814 1.000000	$ $ $ $ $	1.314713 1.128224 0.882787 1.044981 1.080814	4,592,200.886 4,452,337.003 3,739,322.471 1,908,615 287,585	$ $ $ $	1.019460 0.797294 0.943312 1.000000	$ $ $ $	1.188561 1.019460 0.797294 0.943312	1,955,690.889 2,495,609.139 2,414,680.024 610,003
MFS High Yield - Initial Class(3)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	1.112877 0.959844 0.954934 0.934479 1.000739 0.961203 1.000000	$ $ $ $ $ $ $	1.202886 1.112877 0.959844 0.954934 0.934479 1.000739 0.961203	8,902,988.053 9,898,593.016 6,993,926.637 5,519,310 3,696,972 2,298,662 121,412	$ $ $ $	1.141982 0.984455 0.978934 1.000000	$ $ $ $	1.234958 1.141982 0.984455 0.978934	2,755,004.954 3,283,666.532 3,021,461.988 831,748
PIMCO Total Return - Initial Class(8)	2004 2003 2002	$ $ $	1.085852 1.051137 1.000000	$ $ $	1.117299 1.085852 1.051137	17,034,835.261 16,988,749.824 10,488,619.479	$ $ $	1.086753 1.051492 1.000000	$ $ $	1.118783 1.086753 1.051492	4,561,571.717 4,151,940.865 2,927,728.232
Salomon All Cap - Initial Class(5)	2004 2003 2002 2001 2000	$ $ $ $ $	1.023166 0.768775 1.036993 1.031639 1.000000	$ $ $ $ $	1.099598 1.023166 0.768775 1.036993 1.031639	11,054,496.935 12,888,002.386 11,401,615.203 7,918,126 2,112,476	$ $ $ $	0.932913 0.700615 0.944579 1.000000	$ $ $ $	1.003098 0.932913 0.700615 0.944579	9,710,356.788 10,528,778.316 10,991,747.438 2,311,489
Templeton Great Companies Global -Initial Class(6)	2004 2003 2002 2001 2000	$ $ $ $ $	0.750221 0.601160 0.777811 0.949871 1.000000	$ $ $ $ $	0.560767 0.750221 0.601160 0.777811 0.949871	3,876,861.637 957,750.600 601,213.507 362,837 41,449	$ $ $ $	0.888634 0.711719 0.920387 1.000000	$ $ $ $	0.958284 0.888634 0.711719 0.920387	666,801.722 338,445.004 409,997.822 128,657
Transamerica Balanced - Initial Class(8)	2004 2003 2002	$ $ $	1.053487 0.939281 1.000000	$ $ $	1.153085 1.053487 0.939281	760,262.942 800,485.311 363,313.420	$ $ $	1.054354 0.939595 1.000000	$ $ $	1.154600 1.054354 0.939595	71,207.656 98,387.221 45,146.636
Transamerica Convertible Securities -Initial Class(8)	2004 2003 2002	$ $ $	1.123331 0.922464 1.000000	$ $ $	1.251920 1.123331 0.922464	1,861,830.169 1,475,274.397 629,946.763	$ $ $	1.124250 0.922763 1.000000	$ $ $	1.253568 1.124250 0.922763	273,547.972 209,198.472 91,033.327

79

		1.55% (Continued)					1.50% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Transamerica Equity - Initial Class(5)	2004 2003 2002 2001 2000	$ $ $ $ $	0.666113 0.515473 0.673200 0.830010 1.000000	$ $ $ $ $	0.759605 0.666113 0.515473 0.673200 0.830010	17,682,256.482 11,301,374.495 11,778,526.276 9,126,000 2,474,715	$ $ $ $	0.862831 0.667381 0.871170 1.000000	$ $ $ $	0.984415 0.862831 0.667381 0.871170	7,540,544.014 5,723,066.556 6,361,338.633 2,201,579
Transamerica Growth Opportunities -Initial Class(7)	2004 2003 2002 2001	$ $ $ $	1.206431 0.933700 1.106551 1.000000	$ $ $ $	1.385505 1.206431 0.933700 1.106551	4,310,247.101 1,314,383.365 1,189,109.883 38,588	$ $ $ $	1.208021 0.934457 1.106909 1.000000	$ $ $ $	1.388005 1.208021 0.934457 1.106909	2,653,846.599 1,372,765.024 1,556,375.333 215,821
Transamerica Money Market -Initial Class(1)	2004 2003	$ $	1.345028 1.355816	$ $	1.337762 1.345028	6,882,847.135 8,983,659.578	$ $	0.999891 1.007422	$ $	0.994970 0.999891	2,799,428.193 3,337,692.357
Transamerica Small/Mid Cap Value -Initial Class(1)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	3.526280 1.876467 3,147,887 2.482358 2.270485 1.785929 1.849865 1.763002	$ $ $ $ $ $ $ $	4.039926 3.526280 1.876467 3,147,887 2.482358 2.270485 1.785929 1.849865	7,578,914.671 9,997,159.941 11,774,585.782 12,668,500 11,114,250 6,466,465 767,225 1,303,711	$ $ $ $	1.095856 0.582857 0.977283 1.000000	$ $ $ $	1.256098 1.095856 0.582857 0.977283	16,174,508.565 18,722,358.034 20,103,499.262 4,696,652
Transamerica U.S. Government Securities - Initial Class(1)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	1.486269 1.466107 1.407016 1.359649 1.253314 1.286733 1.214143 1.156486	$ $ $ $ $ $ $ $	1.511766 1.486269 1.466107 1.407016 1.359649 1.253314 1.286733 1.214143	9,492,820.217 13,150,309.481 13,824,113.473 9,517,845 5,730,704 4,528,567 1,216,510 250,859	$ $ $ $	1.073159 1.058073 1.014928 1.000000	$ $ $ $	1.092103 1.073159 1.058073 1.014928	9,526,892.968 11,992,157.973 13,381,067.339 2,413,653
T. Rowe Price Equity Income -Initial Class(1)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	2.481006 2.006092 2.336621 2.322653 2.099984 2.065623 1.923605 1.757991	$ $ $ $ $ $ $ $	2.804939 2.481006 2.006092 2.336621 2.322653 2.099984 2.065623 1.923605	12,528,595.003 14,441,455.647 13,413,992.016 12,346,949 10,421,648 8,897,631 1,136,105 1,205,031	$ $ $ $	1.049356 0.848065 0.987303 1.000000	$ $ $ $	1.186962 1.049356 0.848065 0.987303	15,120,346.907 16,369,708.394 13,870,322.882 2,580,001
T. Rowe Price Growth Stock -Initial Class(1)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	2.644404 2.053645 2.701963 3.050487 3.113428 2.593121 2.041994 1.905196	$ $ $ $ $ $ $ $	2.860595 2.644404 2.053645 2.701963 3.050487 3.113428 2.593121 2.041994	10,690,962.166 12,126,664.278 11,073,906.472 11,054,137 10,933,823 7,893,482 648,310 863,752	$ $ $ $	0.914665 0.709982 0.933658 1.000000	$ $ $ $	0.989934 0.914665 0.709982 0.933658	13,303,903.248 13,758,255.720 13,849,263.551 2,974,809
T. Rowe Price Small Cap -Initial Class(5)	2004 2003 2002 2001 2000	$ $ $ $ $	0.751414 0.543474 0.759675 0.854538 1.000000	$ $ $ $ $	0.816617 0.751414 0.543474 0.759675 0.854538	12,120,186.981 12,624,893.800 10,240,466.899 5,493,365 2,894,614	$ $ $ $	0.944973 0.683124 0.954401 1.000000	$ $ $ $	1.027478 0.944973 0.683124 0.954401	6,154,558.231 6,136,923.389 6,150,306.399 1,295,567

80

		1.55% (Continued)					1.50% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Van Kampen Active International Allocation - Initial Class(1)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	1.301735 0.995330 1.217389 1.604835 1.993671 1.533035 1.345562 1.490376	$ $ $ $ $ $ $ $	1.487443 1.301735 0.995330 1.217389 1.604835 1.993671 1.533035 1.345562	8,112,910.781 9,467,127.340 10,413,010.893 11,336,048 10,843,974 5,444,717 716,582 1,418,82	$ $ $ $	0.887200 0.678033 0.828893 1.000000	$ $ $ $	1.014278 0.887200 0.678033 0.828893	3,632,635.096 2,600,094.441 2,699,956.636 1,111,468
Van Kampen Emerging Growth -Initial Class(7)	2004 2003 2002 2001	$ $ $ $	0.669908 0.530826 0.805310 1.000000	$ $ $ $	0.706779 0.669908 0.530826 0.805310	4,796,976.635 5,374,482.742 4,463,905.921 687,954	$ $ $ $	0.670790 0.531264 0.805577 1.000000	$ $ $ $	0.708049 0.670790 0.531264 0.805577	5,399,720.234 6,568,620.095 6,606,539.917 2,315,998
Van Kampen Large Cap Core -Initial Class(1)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	2.621228 2.198351 2.669772 2.917408 3.149277 2.535888 2.170350 2.073492	$ $ $ $ $ $ $ $	2.910280 2.621228 2.198351 2.669772 2.917408 3.149277 2.535888 2.170350	6,107,219.087 7,521,306.367 8,308,427.688 9,181,060 7,634,722 5,298,099 581,571 560,006	$ $ $ $	0.946634 0.793528 0.963225 1.000000	$ $ $ $	1.051547 0.946634 0.793528 0.963225	6,505,944.943 7,370,909.731 7,362,720.633 1,555,475

(1)	Subaccount Inception Date July 3, 1997.

(2)	Subaccount Inception Date February 2, 1998.

(3)	Subaccount Inception Date June 2, 1998.

(4)	Subaccount Inception Date July 1, 1998.

(5)	Subaccount Inception Date May 1, 2000.

(6)	Subaccount Inception Date October 9, 2000.

(7)	Subaccount Inception Date May 1, 2001.

(8)	Subaccount Inception Date May 1, 2002.

(9)	Subaccount Inception Date November 3, 2003.

[a]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

[b]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[c]	Formerly known as AllianceBernstein Premier Growth.

[THIS SPACE INTENTIONALLY LEFT BLANK]

81

		1.40%					1.30%
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Merrill Lynch Basic Value V.I Fund(1)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	1.641130 1.249001 1.540152 1.498085 1.348411 1.126397 1.045922 1.000000	$ $ $ $ $ $ $ $	1.797569 1.641130 1.249001 1.540152 1.498085 1.348411 1.126397 1.045922	2,910,671.174 2,352,209.31 2,685,485.99 3,145,446 2,770,488 2,454,557 5,316,790 279,869	$ $ $	1.059451 0.805505 1.000000	$ $ $	1.161590 1.059451 0.805505	3,361,070.025 3,414,445.67 2,171,702.06
Merrill Lynch Global Allocation V.I Fund(1)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	0.825138 0.549876 0.621212 0.620833 0.882824 0.539622 0.776606 1.000000	$ $ $ $ $ $ $ $	0.930724 0.825138 0.549876 0.621212 0.620833 0.882824 0.539622 0.776606	852,652.369 403,420.52 439,753.54 425,556 721,091 423,799 1,369,352 190,773	$ $ $	1.208156 0.804321 1.000000	$ $ $	1.364102 1.208156 0.804321	346,775.546 300,020.86 47,143.40
Merrill Lynch High Current Income V.I Fund(1)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	1.195654 0.946337 0.973849 0.949440 1.036111 0.989413 1.037515 1.000000	$ $ $ $ $ $ $ $	1.318483 1.195654 0.946337 0.973849 0.949440 1.036111 0.989413 1.037515	1,748,998.999 1,265,444.59 1,372,628.95 1,592,384 1,566,347 1,743,155 5,690,547 296,792	$ $ $	1.203853 0.951877 1.000000	$ $ $	1.328841 1.203853 0.951877	422,542.874 465,041.55 338,904.90
Asset Allocation Conservative Portfolio -Service Class(8)	2004 2003						$ $	1.158727 1.000000	$ $	1.251868 1.158727	428,274.768 0.000
Asset Allocation - Growth Portfolio -Service Class(8)	2004 2003						$ $	1.248932 1.000000	$ $	1.404276 1.248932	126,415.690 87,264.977
Asset Allocation - Moderate Portfolio -Service Class(8)	2004 2003						$ $	1.180666 1.000000	$ $	1.295146 1.180666	1,338,727.609 128,668.868
Asset Allocation - Moderate Growth Portfolio - Service Class(8)	2004 2003						$ $	1.207772 1.000000	$ $	1.349136 1.207772	981,191.180 0.000
American Century International -Service Class(7)	2004 2003						$ $	1.257247 1.000000	$ $	1.417665 1.257247	9,149.813 650.772
American Century Large Company Value -Service Class(7)	2004 2003						$ $	1.233271 1.000000	$ $	1.383150 1.233271	188,929.190 0.000
Capital Guardian Global -Service Class(2)	2004 2003						$ $	1.312143 1.000000	$ $	1.432568 1.312143	0.000 0.000
Capital Guardian U.S. Equity -Service Class(4)	2004 2003						$ $	1.251112 1.000000	$ $	1.352264 1.251112	0.000 0.000
Capital Guardian Value - Service Class(1)	2004 2003						$ $	1.284690 1.000000	$ $	1.475955 1.284690	1,273.373 1,275.931
Clarion Real Estate Securities -Service Class(8)	2004 2003						$ $	1.269513 1.000000	$ $	1.660425 1.269513	1,270.494 1,273.045
Great Companies AmericaSM -Service Class(7)	2004 2003						$ $	1.166636 1.000000	$ $	1.168483 1.166636	0.000 0.000
Great Companies - TechnologySM -Service Class (7)	2004 2003						$ $	1.307629 1.000000	$ $	1.388348 1.307629	0.000 0.000
Janus Growth - Service Class(1)	2004 2003						$ $	1.206254 1.000000	$ $	1.372020 1.206254	0.000 0.000
Jennison Growth - Service Class(1)	2004 2003						$ $	1.205162 1.000000	$ $	1.295150 1.205162	0.000 0.000
J.P. Morgan Enhanced Index -Service Class(1)	2004 2003						$ $	1.217705 1.000000	$ $	1.330739 1.217705	158,504.779 0.000
Marsico Growth - Service Class(5)	2004 2003						$ $	1.192513 1.000000	$ $	1.318758 1.192513	263,698.513 99,540.462

82

		1.40% (Continued)					1.30% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Mercury Large Cap Value -Service Class(5)	2004 2003						$ $	1.260709 1.000000	$ $	1.468479 1.260709	7,722.368 0.000
MFS High Yield - Service Class(3)	2004 2003						$ $	1.086836 1.000000	$ $	1.174817 1.086836	1,454.090 1,457.012
PIMCO Total Return - Service Class(8)	2004 2003						$ $	1.011723 1.000000	$ $	1.040825 1.011723	56,159.850 7,695.212
Salomon All Cap - Service Class(5)	2004 2003						$ $	1.277605 1.000000	$ $	1.373361 1.277605	277,326.833 48,001.647
Templeton Great Companies Global -Service Class(6)	2004 2003						$ $	1.207910 1.000000	$ $	1.085463 1.207910	0.000 0.000
Transamerica Balanced - Service Class(8)	2004 2003						$ $	1.099798 1.000000	$ $	1.203735 1.099798	37,792.201 37,808.010
Transamerica Convertible Securities -Service Class(8)	2004 2003						$ $	1.155678 1.000000	$ $	1.289055 1.155678	0.000 0.000
Transamerica Equity - Service Class(5)	2004 2003						$ $	1.212483 1.000000	$ $	1.383835 1.212483	36,633.042 0.000
Transamerica Growth Opportunities -Service Class(7)	2004 2003						$ $	1.253265 1.000000	$ $	1.441358 1.253265	4,881.796 0.000
Transamerica Money Market -Service Class(1)	2004 2003						$ $	0.994632 1.000000	$ $	0.989235 0.994632	99,495.771 0.000
Transamerica U.S. Government Securities - Service Class(1)	2004 2003						$ $	0.997393 1.000000	$ $	1.013133 0.997393	2,362.731 93,421.703
T. Rowe Price Equity Income -Service Class(1)	2004 2003						$ $	1.218401 1.000000	$ $	1.377884 1.218401	39,245.791 0.000
T. Rowe Price Growth Stock -Service Class(1)	2004 2003						$ $	1.213849 1.000000	$ $	1.312796 1.213849	23,075.489 0.000
T. Rowe Price Small Cap -Service Class(5)	2004 2003						$ $	1.334243 1.000000	$ $	1.450314 1.334243	260,664.647 0.000
Van Kampen Active International Allocation - Service Class(1)	2004 2003						$ $	1.315176 1.000000	$ $	1.502279 1.315176	169,126.161 0.000
Van Kampen Emerging Growth -Service Class(7)	2004 2003						$ $	1.191283 1.000000	$ $	1.257274 1.191283	2,523.381 0.000
Van Kampen Large Cap Core -Service Class(1)	2004 2003						$ $	1.152270 1.000000	$ $	1.279936 1.152270	0.000 0.000
PAM Transamerica U.S. Government Securities - Service Class(9)	2004 2003	$ $	1.010586 1.000000	$ $	1.025525 1.010586	0.000 0.000	$ $	0.997393 1.000000	$ $	1.013133 0.997393	0.000 0.000
AIM V.I. Basic Value Fund -Series II Shares(1)	2004 2003 2002	$ $ $	0.996809 0.758298 1.000000	$ $ $	1.089564 0.996809 0.758298	112,302.389 91,305.253 3,421.359	$ $ $	0.998447 0.758797 1.000000	$ $ $	1.092421 0.998447 0.758797	631,925.715 637,032.408 369,892.836
AIM V.I. Capital Appreciation Fund -Series II Shares(8)	2004 2003 2002	$ $ $	1.010990 0.793548 1.000000	$ $ $	1.060132 1.010990 0.793548	0.000 0.000 99.850	$ $ $	1.012659 0.794074 1.000000	$ $ $	1.062933 1.012659 0.794074	66,742.343 85,718.017 74,397.449
AllianceBernstein Growth and Income Portfolio - Class B(7)	2004 2003 2002 2001	$ $ $ $	0.925364 0.709849 0.925978 1.000000	$ $ $ $	1.014966 0.925364 0.709849 0.925978	319,616.621 348,986.452 323,504.578 154,396	$ $ $	1.028983 0.788553 1.000000	$ $ $	1.129734 1.028983 0.788553	476,678.882 591,928.339 386,716.768
AllianceBernstein Large Cap Growth Portfolio – Class B(7)c	2004 2003 2002 2001	$ $ $ $	0.709730 0.583349 0.855309 1.000000	$ $ $ $	0.758307 0.709730 0.583349 0.855309	117,178.671 218,821.285 219,070.717 93,895	$ $ $	0.954070 0.783412 1.000000	$ $ $	1.020390 0.954070 0.783412	830,901.693 784,197.432 337,594.326
Janus Aspen - Mid Cap Growth Portfolio - Service Shares(6)	2004 2003 2002 2001 2000	$ $ $ $ $	0.378196 0.284558 0.401433 0.673903 1.000000	$ $ $ $ $	0.449324 0.378196 0.284558 0.401433 0.673903	72,962.568 66,040.650 68,017.175 144,765 32,897	$ $ $	1.060809 0.797389 1.000000	$ $ $	1.261578 1.060809 0.797389	159,513.423 151,386.478 57,340.565

83

		1.40% (Continued)					1.30% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Janus Aspen - Mid Cap Value Portfolio -Service Shares(6)	2004 2003 2002 2001 2000	$ $ $ $ $	0.949174 0.681560 0.902500 0.998916 1.000000	$ $ $ $ $	1.102643 0.949174 0.681560 0.902500 0.998916	65,340.006 78,661.551 94,228.378 386,453 30,695
Janus Aspen - World Wide Growth Portfolio -Service Shares(6)	2004 2003 2002 2001 2000	$ $ $ $ $	0.545222 0.446997 0.610114 0.799555 1.000000	$ $ $ $ $	0.562018 0.545222 0.446997 0.610114 0.799555	214,079.914 211,192.705 261,813.956 252,062 102,305	$ $ $	0.953700 0.781122 1.000000	$ $ $	0.984054 0.953700 0.781122	572,726.174 544,209.967 293,214.223
MFS New Discovery Series -Service Class(8)	2004 2003 2002	$ $ $	0.983457 0.747360 1.000000	$ $ $	1.030063 0.983457 0.747360	28,745.158 21,314.044 23,176.865	$ $ $	0.985079 0.747860 1.000000	$ $ $	1.032777 0.985079 0.747860	334,379.449 278,449.912 160,754.242
MFS Total Return Series -Service Class(8)	2004 2003 2002	$ $ $	1.050284 0.918050 1.000000	$ $ $	1.149960 1.050284 0.918050	194,030.298 45,888.954 54,764.193	$ $ $	1.052023 0.918659 1.000000	$ $ $	1.153001 1.052023 0.918659	412,928.596 486,595.310 255,922.368
Fidelity VIP - Contrafund® Portfolio -Service Class 2(5)	2004 2003 2002 2001 2000	$ $ $ $ $	0.897454 0.709863 0.796290 0.922538 1.000000	$ $ $ $ $	1.019188 0.897454 0.709863 0.796290 0.922538	948,527.350 845,177.760 598,150.543 451,182 249,903	$ $ $	1.093234 0.863856 1.000000	$ $ $	1.242763 1.093234 0.863856	1,017,226.398 1,163,723.293 678,634.412
Fidelity - VIP Equity-Income Portfolio -Service Class 2(5)	2004 2003 2002 2001 2000	$ $ $ $ $	1.061718 0.827945 1.013361 1.084290 1.000000	$ $ $ $ $	1.164636 1.061718 0.827945 1.013361 1.084290	641,931.367 542,833.388 596,091.862 391,666 48,227	$ $ $	1.051697 0.819327 1.000000	$ $ $	1.154787 1.051697 0.819327	306,126.791 352,561.273 234,242.883
Fidelity - VIP Growth Portfolio -Service Class 2(7)	2004 2003 2002 2001	$ $ $ $	0.779797 0.596567 0.867866 1.000000	$ $ $ $	0.793008 0.779797 0.596567 0.867866	46,737.101 52,368.283 52,906.325 52,299	$ $ $	0.974625 0.744894 1.000000	$ $ $	0.992121 0.974625 0.744894	325,882.574 272,176.821 188,359.748
Fidelity –VIP Growth Opportunities Portfolio - Service Class 2(5)	2004 2003 2002 2001 2000	$ $ $ $ $	0.700898 0.549208 0.714054 0.848316 1.000000	$ $ $ $ $	0.738821 0.700898 0.549208 0.714054 0.848316	98,168.070 89,202.199 91,723.824 89,854 108,777
Fidelity - VIP Mid Cap Portfolio -Service Class 2(5)	2004 2003 2002 2001 2000	$ $ $ $ $	1.283034 0.941019 1.060517 1.114623 1.000000	$ $ $ $ $	1.577251 1.283034 0.941019 1.060517 1.114623	1,354,304.031 1,209,840.203 1,322,364.598 1,133,980 661,304	$ $ $	1.171204 0.858157 1.000000	$ $ $	1.441197 1.171204 0.858157	1,185,433.830 1,239,687.170 1,070,873.550
Fidelity - VIP Value Strategies Portfolio -Service Class 2(8)	2004 2003 2002	$ $ $	1.161919 0.748696 1.000000	$ $ $	1.304413 1.161919 0.748696	152,567.995 36,688.153 3,244.389	$ $ $	1.163843 0.749188 1.000000	$ $ $	1.307865 1.163843 0.749188	950,157.451 891,402.824 659,038.652
Asset Allocation Conservative Portfolio -Initial Class(8)	2004 2003 2002	$ $ $	1.087333 0.896994 1.000000	$ $ $	1.176448 1.087333 0.896994	220,854.159 21,279.795 9,634.988	$ $ $	1.089116 0.897589 1.000000	$ $ $	1.179538 1.089116 0.897589	1,760,242.980 1,906,847.172 876,495.345
Asset Allocation - Growth Portfolio -Initial Class(8)	2004 2003 2002	$ $ $	1.038925 .0805402 1.000000	$ $ $	1.169884 1.038925 .0805402	711,134.708 402,600.649 296,108.083	$ $ $	1.040631 0.805934 1.000000	$ $ $	1.172954 1.040631 0.805934	2,020,827.821 1,664,016.395 854,486.148
Asset Allocation - Moderate Portfolio -Initial Class(8)	2004 2003 2002	$ $ $	1.069495 0.868490 1.000000	$ $ $	1.174865 1.069495 0.868490	721,420.221 272,987.555 49,393.190	$ $ $	1.071274 0.869075 1.000000	$ $ $	1.177978 1.071274 0.869075	6,823,843.260 6,650,434.374 2,846,225.738
Asset Allocation - Moderate Growth Portfolio - Initial Class(8)	2004 2003 2002	$ $ $	1.053363 0.839908 1.000000	$ $ $	1.179485 1.053363 0.839908	1,954,883.071 599,107.563 393,043.048	$ $ $	1.055085 0.840459 1.000000	$ $ $	1.182586 1.055085 0.840459	6,356,501.372 5,804,645.957 3,357,597.700

84

		1.40% (Continued)					1.30% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
American Century International -Initial Class(7)	2004 2003 2002 2001	$ $ $ $	0.791771 0.640777 0.833205 1.000000	$ $ $ $	0.892808 0.791771 0.640777 0.833205	342,560.610 317,202.291 105,277.157 15,089	$ $ $	0.979225 0.791709 1.000000	$ $ $	1.105264 0.979225 0.791709	468,813.006 483,606.412 201,773.940
American Century Large Company Value - Initial Class(7)	2004 2003 2002 2001	$ $ $ $	0.948383 0.746690 0.939214 1.000000	$ $ $ $	1.065370 0.948383 0.746690 0.939214	122,755.323 125,772.930 49,098.075 19,688	$ $ $	1.047037 0.823545 1.000000	$ $ $	1.177364 1.047037 0.823545	196,899.069 221,015.018 137,071.187
Capital Guardian Global - Initial Class(2)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	1.218897 0.898194 1.131675 1.280261 1.534754 1.051197 1.000000	$ $ $ $ $ $ $	1.332782 1.218897 0.898194 1.131675 1.280261 1.534754 1.051197	1,183,352.134 862,968.515 958,489.108 964,878 930,391 447,744 2,154,770	$ $ $	1.098404 0.808601 1.000000	$ $ $	1.202232 1.098404 0.808601	955,599.429 830,077.482 625,870.167
Capital Guardian U.S. Equity -Initial Class(4)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	0.855645 0.635616 0.845807 0.887757 0.964682 1.122170 1.000000	$ $ $ $ $ $ $	0.926223 0.855645 0.635616 0.845807 0.887757 0.964682 1.122170	1,235,003.428 1,215,950.213 1,382.071.791 1,542,639 1,588,618 316,391 175,738	$ $ $	1.067291 0.792055 1.000000	$ $ $	1.156474 1.067291 0.792055	1,611,534.272 1,649,789.133 1,226,256.128
Capital Guardian Value - Initial Class(1)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	2.404464 1.811637 2.316504 2.202884 2.115695 2.208027 2.086130 1.951455	$ $ $ $ $ $ $ $	2.767270 2.404464 1.811637 2.316504 2.202884 2.115695 2.208027 2.086130	1,375,799.739 1,199,667.483 1,284,593.254 1,318,423 1,205,797 961,278 3,058,827 185,607	$ $ $	1.036131 0.779903 1.000000	$ $ $	1.193653 1.036131 0.779903	1,508,385.257 1,539,423.862 965,971.937
Clarion Real Estate Securities -Initial Class(8)	2004 2003 2002	$ $ $	1.245119 0.930127 1.000000	$ $ $	1.631387 1.245119 0.930127	227,875.411 148,962.732 290,951.386	$ $ $	1.247170 0.930745 1.000000	$ $ $	1.635687 1.247170 0.930745	527,534.266 494,319.066 292,267.526
Great Companies AmericaSM -Initial Class(7)	2004 2003 2002 2001	$ $ $ $	0.945383 0.768919 0.983081 1.000000	$ $ $ $	0.948341 0.945383 0.768919 0.983081	77,316.796 75,623.864 57,827.506 40,576	$ $ $	1.039727 0.844812 1.000000	$ $ $	1.044009 1.039727 0.844812	336,498.315 346,123.885 80,436.988
Great Companies - Technology SM -Initial Class (7)	2004 2003 2002 2001	$ $ $ $	0.703168 0.472335 0.773994 1.000000	$ $ $ $	0.749322 0.703168 0.472335 0.773994	37,685.876 60,277.607 3,982.531 12,144	$ $ $	1.064476 0.714332 1.000000	$ $ $	1.135476 1.064476 0.714332	101,125.242 44,642.094 18,332.298
Janus Growth - Initial Class (1)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	21.826719 16.755634 24.500024 34.855341 50.054351 31.827882 19.665157 19.367467	$ $ $ $ $ $ $ $	24.867393 21.826719 16.755634 24.500024 34.855341 50.054351 31.827882 19.665157	273,602.360 236,722.435 275,507.139 359,763 422,048 292,621 468,648 22,707	$ $ $	1.037724 0.795832 1.000000	$ $ $	1.183452 1.037724 0.795832	110,503.555 110,653.443 59,105.896
Jennison Growth - Initial Class(1)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	0.753515 0.593335 0.868714 1.081530 1.240246 1.197456 1.156993 1.103566	$ $ $ $ $ $ $ $	0.810917 0.753515 0.593335 0.868714 1.081530 1.240246 1.197456 1.156993	971,713.348 675,300.157 872,194.727 1,144,267 1,128,456 941,151 4,355,755 278,939	$ $ $	0.957795 0.753450 1.000000	$ $ $	1.031770 0.957795 0.753450	133,750.390 133,010.504 76,322.248

85

		1.40% (Continued)					1.30% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
J.P. Morgan Enhanced Index -Initial Class(1)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	1.325747 1.042538 1.401905 1.615156 1.838549 1.574288 1.217647 1.140312	$ $ $ $ $ $ $ $	1.451467 1.325747 1.042538 1.401905 1.615156 1.838549 1.574288 1.217647	2,591,428.094 2,392,308.579 2,763,540.698 3,498,073 3,848,389 3,001,172 4,212,857 517,261	$ $ $	1.021871 0.802779 1.000000	$ $ $	1.119870 1.021871 0.802779	429,131.773 444,036.351 248,378.848
Marsico Growth - Initial Class(5)	2004 2003 2002 2001 2000	$ $ $ $ $	0.705753 0.566427 0.775980 0.916033 1.000000	$ $ $ $ $	0.781242 0.705753 0.566427 0.775980 0.916033	1,069,522.114 443,622.424 173,391.851 219,401 227,698	$ $	1.193911 1.000000	$ $	1.322924 1.193911	31,344.704 51,120.812
Mercury Large Cap Value -Initial Class(5)	2004 2003 2002 2001 2000	$ $ $ $ $	1.134367 0.886287 1.047563 1.081878 1.000000	$ $ $ $ $	1.323836 1.134367 0.886287 1.047563 1.081878	239,672.730 328,517.577 448,557.324 321,552 49,102	$ $ $	1.037373 0.809708 1.000000	$ $ $	1.211837 1.037373 0.809708	465,807.376 443,493.164 236,553.168
MFS High Yield - Initial Class(3)	2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $	1.122105 0.966374 0.960010 0.938048 1.003083 0.960378 1.000000	$ $ $ $ $ $ $	1.214656 1.122105 0.966374 0.960010 0.938048 1.003083 0.960378	634,725.389 1,050,654.492 892,285.770 777,202 708,577 625,740 277,923	$ $ $	1.150343 0.989712 0.954934	$ $ $	1.246462 1.150343 0.989712	835,611.020 853,805.903 426,277.791
PIMCO Total Return - Initial Class(8)	2004 2003 2002	$ $ $	1.088527 1.052178 1.000000	$ $ $	1.121717 1.088527 1.052178	714,569.883 679,841.292 383,157.619	$ $ $	1.090330 1.052874 1.000000	$ $ $	1.124682 1.090330 1.052874	3,617,838.035 3,612,769.754 2,318,021.651
Salomon All Cap - Initial Class(5)	2004 2003 2002 2001 2000	$ $ $ $ $	1.028766 0.771838 1.039580 1.032666 1.000000	$ $ $ $ $	1.107261 1.028766 0.771838 1.039580 1.032666	547,285.903 544,737.176 512,988.743 480,533 345,974	$ $ $	1.025659 0.768745 1.000000	$ $ $	1.105003 1.025659 0.768745	1,182,161.415 1,090,111.057 422,351.461
Templeton Great Companies Global -Initial Class(6)	2004 2003 2002 2001 2000	$ $ $ $ $	0.753804 0.603147 0.779219 0.950187 1.000000	$ $ $ $ $	0.564642 0.753804 0.603147 0.779219 0.950187	683,725.360 23,897.182 9,359.356 9,361 1,000	$ $ $	1.033137 0.825826 1.000000	$ $ $	1.116318 1.033137 0.825826	18,101.734 18,876.611 25,480.593
Transamerica Balanced - Initial Class(8)	2004 2003 2002	$ $ $	1.056091 0.940213 1.000000	$ $ $	1.157655 1.056091 0.940213	35,768.079 17,469.432 17,569.282	$ $ $	1.057833 0.940839 1.000000	$ $ $	1.160714 1.057833 0.940839	85,354.474 100,544.543 63,625.690
Transamerica Convertible Securities -Initial Class(8)	2004 2003 2002	$ $ $	1.126105 0.923378 1.000000	$ $ $	1.256871 1.126105 0.923378	123,889.430 20,586.219 7,072.662	$ $ $	1.127956 0.923984 1.000000	$ $ $	1.260191 1.127956 0.923984	515,791.961 404,453.723 214,322.097
Transamerica Equity - Initial Class(5)	2004 2003 2002 2001 2000	$ $ $ $ $	0.669708 0.517494 0.674851 0.830824 1.000000	$ $ $ $ $	0.764836 0.669708 0.517494 0.674851 0.830824	1,198,536.722 526,521.398 527,306.871 472,555 271,624	$ $ $	1.091940 0.842931 1.000000	$ $ $	1.248282 1.091940 0.842931	686,814.993 206,485.414 154,745.090
Transamerica Growth Opportunities -Initial Class(7)	2004 2003 2002 2001	$ $ $ $	1.211201 0.936005 1.107646 1.000000	$ $ $ $	1.393038 1.211201 0.936005 1.107646	225,981.082 27,264.422 59,324.891 22,959	$ $ $	1.026868 0.792775 1.000000	$ $ $	1.182204 1.026868 0.792775	484,459.259 166,651.503 162,427.490

86

		1.40% (Continued)					1.30% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Transamerica Money Market -Initial Class(1)	2004 2003	$ $	1.357996 1.366869	$ $	1.352646 1.357996	1,018,390.959 936,182.839	$ $	0.993896 0.999405	$ $	0.990971 0.993896	802,958.874 682,961.604
Transamerica Small/Mid Cap Value -Initial Class(1)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	3.560345 1.891803 3.168906 2.495215 2.278888 1.781970 1.851229 1.763002	$ $ $ $ $ $ $ $	4.084993 3.560345 1.891803 3.168906 2.495215 2.278888 1.781970 1.851229	2,176,672.064 1,527,621.090 1,831,806.132 2,320,400 2,058,766 1,327,061 4,007,193 427,723	$ $ $	1.176997 0.624786 1.000000	$ $ $	1.351774 1.176997 0.624786	177,107.523 184,776.166 270,032.372
Transamerica U.S. Government Securities - Initial Class(1)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	1.498190 1.475683 1.414117 1.364481 1.255919 1.283878 1.215033 1.156486	$ $ $ $ $ $ $ $	1.526143 1.498190 1.475683 1.414117 1.364481 1.255919 1.283878 1.215033	1,397,152.053 1,409,012.209 1,808,847.947 1,777,913 1,209,211 1,667,132 2,530,595 142,705	$ $ $	1.059877 1.042912 1.000000	$ $ $	1.080729 1.059877 1.042912	1,656,064.059 1,655,492.145 1,389,505.540
T. Rowe Price Equity Income -Initial Class(1)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	2.505001 2.022500 2.352249 2.334702 2.107761 2.061049 1.925022 1.757991	$ $ $ $ $ $ $ $	2.836258 2.505001 2.022500 2.352249 2.334702 2.107761 2.061049 1.925022	2,405,871.694 2,012,238.972 2,305,320.429 2,657,580 2,368,905 1,874,944 5,183,439 399,677	$ $ $	1.042793 0.841110 1.000000	$ $ $	1.181867 1.042793 0.841110	1,620,842.533 1,818,429.181 1,068,795.427
T. Rowe Price Growth Stock -Initial Class(1)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	2.669933 2.070419 2.719986 3.066258 3.124914 2.587405 2.043487 1.905196	$ $ $ $ $ $ $ $	2.892491 2.669933 2.070419 2.719986 3.066258 3.124914 2.587405 2.043487	1,838,769.395 1,475,237.991 1,650,907.529 2,082,841 2,178,410 1,602,289 3,959,439 275,874	$ $ $	1.055194 0.817448 1.000000	$ $ $	1.144273 1.055194 0.817448	1,496,073.109 1,435,087.254 853,039.860
T. Rowe Price Small Cap -Initial Class(5)	2004 2003 2002 2001 2000	$ $ $ $ $	0.755520 0.545628 0.761551 0.855380 1.000000	$ $ $ $ $	0.822294 0.755520 0.545628 0.761551 0.855380	849,613.731 759,170.973 782,115.606 1,016.760 350,710	$ $ $	1.031215 0.744004 1.000000	$ $ $	1.123465 1.031215 0.744004	951,825.476 1,060,864.160 539,694.275
Van Kampen Active International Allocation - Initial Class(1)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	1.314348 1.003493 1.225547 1.613169 2.001071 1.529630 1.346560 1.490376	$ $ $ $ $ $ $ $	1.504078 1.314348 1.003493 1.225547 1.613169 2.001071 1.529630 1.346560	2,050,632.390 1,394,729.753 1,518,405.885 2,033,075 1,859,245 1,186,858 3,171,012 396,884	$ $ $	1.080388 0.824046 1.000000	$ $ $	1.237571 1.080388 0.824046	307,262.736 257,636.614 99,636.670
Van Kampen Emerging Growth -Initial Class(7)	2004 2003 2002 2001	$ $ $ $	0.672550 0.532132 0.806099 1.000000	$ $ $ $	0.710611 0.672550 0.532132 0.806099	124,703.406 218,506.232 138,342,162 44,660	$ $ $	0.915881 0.723956 1.000000	$ $ $	0.968672 0.915881 0.723956	700,102.325 646,387.625 415,655.829

87

		1.40% (Continued)					1.30% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Van Kampen Large Cap Core -Initial Class(1)	2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $	2.646551 2.216306 2.687589 2.932518 3.160924 2.530280 2.171948 2.073492	$ $ $ $ $ $ $ $	2.942759 2.646551 2.216306 2.687589 2.932518 3.160924 2.530280 2.171948	1,176,069.511 1,023,565.418 1,383,970.858 1,580,916 1,519,535 1,189,043 2,567,842 146,972	$ $ $	1.044706 0.874009 1.000000	$ $ $	1.162777 1.044706 0.874009	277,444.584 268,697.734 214,769.043

(1)	Subaccount Inception Date July 3, 1997.

(2)	Subaccount Inception Date February 2, 1998.

(3)	Subaccount Inception Date June 2, 1998.

(4)	Subaccount Inception Date July 1, 1998.

(5)	Subaccount Inception Date May 1, 2000.

(6)	Subaccount Inception Date October 9, 2000.

(7)	Subaccount Inception Date May 1, 2001.

(8)	Subaccount Inception Date May 1, 2002.

(9)	Subaccount Inception Date November 3, 2003.

[a]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

[b]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[c]	Formerly known as AllianceBernstein Premier Growth.

[THIS SPACE INTENTIONALLY LEFT BLANK]

88

1.25%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Merrill Lynch Basic Value V.I Fund(1)	2004 2003 2002 2001	$ $ $ $	1.042915 0.792544 0.975841 1.000000	$ $ $ $	1.144027 1.042915 0.792544 0.975841	4,318,898.00 4,288,462.40 4,170,511.78 891,090
Merrill Lynch Global Allocation V.I Fund(1)	2004 2003 2002 2001	$ $ $ $	1.307272 0.869886 0.981284 1.000000	$ $ $ $	1.476737 1.307272 0.869886 0.981284	148,216.67 39,321.46 39,818.21 1,000
Merrill Lynch High Current Income V.I Fund(1)	2004 2003 2002 2001	$ $ $ $	1.204082 0.951595 0.977820 1.000000	$ $ $ $	1.329750 1.204082 0.951595 0.977820	1,260,738.65 1,249,778.43 1,369,869.11 274,630
Asset Allocation Conservative Portfolio -Initial Class(8)	2004 2003 2002	$ $ $	1.090010 0.897884 1.000000	$ $ $	1.181090 1.090010 0.897884	438,641.080 393,484.536 99.910
Asset Allocation - Growth Portfolio -Initial Class(8)	2004 2003 2002	$ $ $	1.041488 0.806199 1.000000	$ $	1.174501 1.041488 0.806199	87,747.507 234,637.209 230,786.046
Asset Allocation - Moderate Portfolio -Initial Class(8)	2004 2003 2002	$ $ $	1.072164 0.869359 1.000000	$ $ $	1.179545 1.072164 0.869359	2,391,625.786 1,515,767.344 394,905.744
Asset Allocation - Moderate Growth Portfolio - Initial Class(8)	2004 2003 2002	$ $ $	1.055976 0.840747 1.000000	$ $ $	1.184162 1.055976 0.840747	2,585,982.521 1,079,814.916 243,545.678
American Century International -Initial Class(7)	2004 2003 2002 2001	$ $ $ $	0.794901 0.642367 0.834029 1.000000	$ $ $ $	0.897669 0.794901 0.642367 0.834029	756,138.449 883,158.814 564,907.520 245,426
American Century Large Company Value - Initial Class(7)	2004 2003 2002 2001	$ $ $ $	0.952152 0.748541 0.940149 1.000000	$ $ $ $	1.071206 0.952152 0.748541 0.940149	651,845.687 611,913.894 580,090.907 92,008
Capital Guardian Global - Initial Class(2)	2004 2003 2002 2001	$ $ $ $	0.945434 0.695651 0.875178 1.000000	$ $ $ $	1.035306 0.945434 0.695651 0.875178	478,811.233 317,797.340 326,603.536 13,935
Capital Guardian U.S. Equity -Initial Class(4)	2004 2003 2002 2001	$ $ $ $	0.958896 0.711263 0.945070 1.000000	$ $ $ $	1.039535 0.958896 0.711263 0.945070	1,088,817.710 1,074,544.413 1,041,318.861 93,088
Capital Guardian Value - Initial Class(1)	2004 2003 2002 2001	$ $ $ $	1.065254 0.801427 1.023245 1.000000	$ $ $ $	1.227809 1.065254 0.801427 1.023245	2,028,613.426 1,651,529.668 1,660,061.823 311,539
Clarion Real Estate Securities -Initial Class(8)	2004 2003 2002	$ $ $	1.248199 0.931052 1.000000	$ $ $	1.637853 1.248199 0.931052	52,452.469 48,955.630 16,861.570
Great Companies AmericaSM -Initial Class(7)	2004 2003 2002 2001	$ $ $ $	0.949135 0.770822 0.984049 1.000000	$ $ $ $	0.953523 0.949135 0.770822 0.984049	138,000.038 150,758.783 153,596.315 4,650
Great Companies - Technology SM -Initial Class (7)	2004 2003 2002 2001	$ $ $ $	0.705945 0.473501 0.774757 1.000000	$ $ $ $	0.753409 0.705945 0.473501 0.774757	86,178.230 113,061.854 102,242.399 118,826

89

1.25% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Janus Growth - Initial Class (1)	2004 2003 2002 2001	$ $ $ $	0.700984 0.537330 0.784523 1.000000	$ $ $ $	0.799822 0.700984 0.537330 0.784523	742,639.437 302,447.206 302,564.155 165,159
Jennison Growth - Initial Class(1)	2004 2003 2002 2001	$ $ $ $	0.759530 0.597188 0.873072 1.000000	$ $ $ $	0.818602 0.759530 0.597188 0.873072	130,410.962 5,878.870 26,824.008 10,086
J.P. Morgan Enhanced Index -Initial Class(1)	2004 2003 2002 2001	$ $ $ $	0.852747 0.669596 0.899067 1.000000	$ $ $ $	0.934991 0.852747 0.669596 0.899067	845,403.520 728,148.836 744,144.999 170,071
Marsico Growth - Initial Class(5)	2004 2003 2002 2001	$ $ $ $	0.806626 0.646422 0.884268 1.000000	$ $ $ $	0.894235 0.806626 0.646422 0.884268	711,432.925 497,779.306 502,530.925 263,027
Mercury Large Cap Value -Initial Class(5)	2004 2003 2002 2001	$ $ $ $	1.026183 0.800587 0.944875 1.000000	$ $ $ $	1.199353 1.026183 0.800587 0.944875	524,333.478 323,754.130 345,911.748 78,055
MFS High Yield - Initial Class(3)	2004 2003 2002 2001	$ $ $ $	1.149503 0.988505 0.980546 1.000000	$ $ $ $	1.246176 1.149503 0.988505 0.980546	1,039,048.714 945,857.760 668,239.890 128,926
PIMCO Total Return - Initial Class(8)	2004 2003 2002	$ $ $	1.091227 1.053222 1.000000	$ $ $	1.126172 1.091227 1.053222	1,031,424.520 1,136,788.575 730,334.216
Salomon All Cap - Initial Class(5)	2004 2003 2002 2001	$ $ $ $	0.939060 0.703500 0.946133 1.000000	$ $ $ $	1.012203 0.939060 0.703500 0.946133	1,190,868.567 1,227,481.355 1,326,410.487 277,733
Templeton Great Companies Global -Initial Class(6)	2004 2003 2002 2001	$ $ $ $	0.894511 0.714658 0.921911 1.000000	$ $ $ $	0.967022 0.894511 0.714658 0.921911	134,120.169 112,489.143 105,241.149 34,780
Transamerica Balanced - Initial Class(8)	2004 2003 2002	$ $ $	1.058695 0.941146 1.000000	$ $ $	1.16224 1.058695 0.941146	21,572.926 21,679.022 99.910
Transamerica Convertible Securities -Initial Class(8)	2004 2003 2002	$ $ $	1.128889 0.924287 1.000000	$ $ $	1.261856 1.128889 0.924287	33,666.427 10,933.864 99.910
Transamerica Equity - Initial Class(5)	2004 2003 2002 2001	$ $ $ $	0.868532 0.670137 0.872609 1.000000	$ $ $ $	0.993375 0.868532 0.670137 0.872609	1,289,128.283 736,208.988 994,698.989 245,830
Transamerica Growth Opportunities -Initial Class(7)	2004 2003 2002 2001	$ $ $ $	1.215991 0.938318 1.108736 1.000000	$ $ $ $	1.400632 1.215991 0.938318 1.108736	726,666.825 266,858.120 298,152.367 103,014
Transamerica Money Market -Initial Class(1)	2004 2003	$ $	1.006504 1.011588	$ $	1.004042 1.006504	714,141.937 760,607.724

90

1.25% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Small/Mid Cap Value -Initial Class(1)	2004 2003 2002 2001	$ $ $ $	1.103071 0.585256 0.978906 1.000000	$ $ $ $	1.267497 1.103071 0.585256 0.978906	3,014,770.294 2,672,494.596 3,293,032.918 680,486
Transamerica U.S. Government Securities - Initial Class(1)	2004 2003 2002 2001	$ $ $ $	1.080238 1.062441 1.016603 1.000000	$ $ $ $	1.102034 1.080238 1.062441 1.016603	2,808,895.024 3,219,804.739 3,474,144.524 549,854
T. Rowe Price Equity Income -Initial Class(1)	2004 2003 2002 2001	$ $ $ $	1.056260 0.851550 0.988919 1.000000	$ $ $ $	1.197716 1.056260 0.851550 0.988919	3,096,980.033 2,561,029.409 2,757,519.217 641,370
T. Rowe Price Growth Stock -Initial Class(1)	2004 2003 2002 2001	$ $ $ $	0.920713 0.712910 0.935195 1.000000	$ $ $ $	0.998938 0.920713 0.712910 0.935195	2,455,926.094 2,113,251.130 2,332,528.627 562,032
T. Rowe Price Small Cap -Initial Class(5)	2004 2003 2002 2001	$ $ $ $	0.951198 0.685942 0.955974 1.000000	$ $ $ $	1.036804 0.951198 0.685942 0.955974	922,663.843 1,082,207.561 1,121,595.884 126,060
Van Kampen Active International Allocation - Initial Class(1)	2004 2003 2002 2001	$ $ $ $	0.893060 0.680836 0.830259 1.000000	$ $ $ $	1.0235 0.893060 0.680836 0.830259	1,291,814.401 618,179.887 598,957.784 86,172
Van Kampen Emerging Growth -Initial Class(7)	2004 2003 2002 2001	$ $ $ $	0.675216 0.533456 0.806903 1.000000	$ $ $ $	0.714492 0.675216 0.533456 0.806903	1,306,789.911 1,388,594.798 2,204,412.828 377,353
Van Kampen Large Cap Core -Initial Class(1)	2004 2003 2002 2001	$ $ $ $	0.952895 0.796805 0.964813 1.000000	$ $ $ $	1.061119 0.952895 0.796805 0.964813	2,036,497.323 1,581,165.185 1,681,401.994 606,384
PAM Transamerica U.S. Government Securities - Service Class(9)	2004 2003	$ $	1.010822 1.000000	$ $	1.027279 1.010822	0.000 0.000
AIM V.I. Basic Value Fund -Series II Shares(1)	2004 2003 2002	$ $ $	0.999279 0.759054 1.000000	$ $ $	1.093885 0.999279 0.759054	0.000 0.000 42,461.523
AIM V.I. Capital Appreciation Fund -Series II Shares(8)	2004 2003 2002	$ $ $	1.013497 0.794340 1.000000	$ $ $	1.064339 1.013497 0.794340	0.000 0.000 99.910
AllianceBernstein Growth and Income Portfolio - Class B(7)	2004 2003 2002 2001	$ $ $ $	0.929033 0.711608 0.926892 1.000000	$ $ $ $	1.020495 0.929033 0.711608 0.926892	2,593,744.737 2,960,088.281 2,850,562.724 518,898
AllianceBernstein Large Cap Growth Portfolio – Class B(7)c	2004 2003 2002 2001	$ $ $ $	0.712537 0.584791 0.770183 1.000000	$ $ $ $	0.762441 0.712537 0.584791 0.856157	1,075,117.181 1,592,267.943 1,546,736.466 509,161
Janus Aspen - Mid Cap Growth Portfolio - Service Shares(6)	2004 2003 2002 2001	$ $ $ $	0.727757 0.546769 0.770183 1.000000	$ $ $ $	0.865925 0.727757 0.546769 0.770183	154,620.181 149,425.595 167,137.379 32,357

91

1.25% (Continued)
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Janus Aspen - Mid Cap Value Portfolio -Service Shares(6)	2004 2003 2002 2001	$ $ $ $	0.956576 0.685852 0.906817 1.000000	$ $ $ $	1.112886 0.956576 0.685852 0.906817	110,995.797 111,127.621 115,229.879 59,102
Janus Aspen - World Wide Growth Portfolio - Service Shares(6)	2004 2003 2002 2001	$ $ $ $	0.750275 0.614202 0.837086 1.000000	$ $ $ $	0.774544 0.750275 0.614202 0.837086	1,064,183.988 1,127,013.431 1,330,626.326 198,635
MFS New Discovery Series -Service Class(8)	2004 2003 2002	$ $ $	0.985901 0.748106 1.000000	$ $ $	1.034152 0.985901 0.748106	14,057.930 12,921.904 13,073.612
MFS Total Return Series -Service Class(8)	2004 2003 2002	$ $ $	1.052890 0.918965 1.000000	$ $ $	1.154522 1.052890 0.918965	101,626.459 32,133.945 73,983.989
Fidelity VIP - Contrafund® Portfolio -Service Class 2(5)	2004 2003 2002 2001	$ $ $ $	1.070719 0.845652 0.947203 1.000000	$ $ $ $	1.217763 1.070719 0.845652 0.947203	877,701.983 903,636.920 892,593.822 165,537
Fidelity - VIP Equity-Income Portfolio -Service Class 2(5)	2004 2003 2002 2001	$ $ $ $	0.985400 0.767303 0.937746 1.000000	$ $ $ $	1.082525 0.985400 0.767303 0.937746	564,163.301 594,701.497 550,045.604 76,893
Fidelity - VIP Growth Portfolio -Service Class 2(7)	2004 2003 2002 2001	$ $ $ $	0.782870 0.598043 0.868717 1.000000	$ $ $ $	0.797318 0.782870 0.598043 0.868717	254,067.164 463,098.979 343,592.321 90,444
Fidelity –VIP Growth Opportunities Portfolio - Service Class 2(5)	2004 2003 2002 2001	$ $ $ $	0.899200 0.703559 0.913372 1.000000	$ $ $ $	0.949257 0.899200 0.703559 0.913372	107,971.465 108,249.828 209,107.008 32,325
Fidelity - VIP Mid Cap Portfolio -Service Class 2(5)	2004 2003 2002 2001	$ $ $ $	1.248854 0.914603 1.029218 1.000000	$ $ $ $	1.537512 1.248854 0.914603 1.029218	1,352,964.418 1,353,943.158 1,664,798.002 222,446
Fidelity - VIP Value Strategies Portfolio -Service Class 2(8)	2004 2003 2002	$ $ $	1.164786 0.749434 1.000000	$ $ $	1.309575 1.164786 0.749434	128,750.295 196,260.502 104,084.605

(1)	Subaccount Inception Date July 3, 1997.

(2)	Subaccount Inception Date February 2, 1998.

(3)	Subaccount Inception Date June 2, 1998.

(4)	Subaccount Inception Date July 1, 1998.

(5)	Subaccount Inception Date May 1, 2000.

(6)	Subaccount Inception Date October 9, 2000.

(7)	Subaccount Inception Date May 1, 2001.

(8)	Subaccount Inception Date May 1, 2002.

(9)	Subaccount Inception Date November 3, 2003.

[a]	For periods prior to October 9, 2000, the unit values shown reflect performance for the target account.

[b]	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

[c]	Formerly known as AllianceBernstein Premier Growth.

92

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Life Insurance Company

Years Ended December 31, 2004, 2003, and 2002

Transamerica Life Insurance Company

Financial Statements and Schedules– Statutory Basis

Years Ended December 31, 2004, 2003, and 2002

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2004 and 2003, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2004. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, whose practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

1

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Life Insurance Company at December 31, 2004 and 2003, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2004.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2004, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2002 Transamerica Life Insurance Company changed various accounting policies to be in accordance with Actuarial Guideline 39. Also as described in Note 2 to the financial statements, in 2003 Transamerica Life Insurance Company changed its accounting policy for derivative instruments and changed various accounting policies to be in accordance with Actuarial Guideline 38.

/s/ Ernst & Young LLP

Des Moines, Iowa

February 18, 2005

2

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2004	2003
		Restated
Admitted assets
Cash and invested assets:
Cash and short-term investments	$1,083,915	$180,965
Bonds	23,378,296	21,237,543
Preferred stocks:
Affiliated entities	1,102	944
Other	120,241	98,178
Common stocks:
Affiliated entities (cost: 2004 - $24,063; 2003 - $24,063)	884	881
Other (cost: 2004 - $153,940; 2003 - $125,365)	164,778	127,048
Mortgage loans on real estate	3,907,422	3,585,272
Real estate:
Home office properties	6,692	6,919
Properties held for production of income	5,538	23,303
Properties held for sale	24,523	16,792
Policy loans	79,894	76,455
Receivable for securities	27,623	187,855
Other invested assets	847,895	621,906

Total cash and invested assets	29,648,803	26,164,061
Premiums deferred and uncollected	21,015	19,154
Accrued investment income	346,572	334,741
Reinsurance receivable	1,170	1,862
Federal and foreign income tax recoverable	—	5,086
Net deferred income tax asset	68,033	76,844
Receivable from parent, subsidiaries, and affiliates	47,800	—
Other admitted assets	73,130	27,415
Separate account assets	13,878,229	12,262,847

Total admitted assets	$44,084,752	$38,892,010

3

	December 31
	2004	2003
		Restated
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$3,946,111	$3,540,615
Annuity	14,791,947	13,786,889
Accident and health	627,835	530,131
Policy and contract claim reserves:
Life	28,606	20,918
Accident and health	36,691	26,686
Liabilities for deposit-type contracts	6,540,314	6,935,643
Other policyholders’ funds	2,592	2,984
Remittances and items not allocated	72,439	123,918
Asset valuation reserve	344,254	159,814
Interest maintenance reserve	91,286	57,984
Other liabilities	372,879	361,535
Reinsurance in unauthorized companies	253	117
Funds held under coinsurance and other reinsurance treaties	712,272	71,495
Transfers from separate accounts due or accrued	(476,452)	(523,760)
Federal and foreign income taxes payable	8,068	—
Payable for securities	1,270,919	182,974
Payable to affiliates	12,193	21,093
Separate account liabilities	13,838,210	12,217,743

Total liabilities	42,220,417	37,516,779

Capital and surplus:
Common stock, $10 per share par value, 500,000 shares authorized, 257,795 issued and outstanding shares at December 31, 2004, 223,500 issued and outstanding at December 31, 2003	2,578	2,235
Preferred stock, $10 per share par value, 42,500 shares authorized, issued and outstanding (total liquidation value—$58,000)	425	425
Surplus notes	575,000	575,000
Paid-in surplus	1,370,322	880,322
Unassigned surplus (deficit)	(83,990)	(82,751)

Total capital and surplus	1,864,335	1,375,231

Total liabilities and capital and surplus	$44,084,752	$38,892,010

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2004	2003	2002
		Restated	Restated
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$1,189,910	$618,734	$599,574
Annuity	2,317,755	5,058,195	8,304,910
Accident and health	175,639	187,118	161,306
Net investment income	1,375,482	1,307,877	1,143,069
Amortization of interest maintenance reserve	15,537	10,261	1,091
Commissions and expense allowances on reinsurance ceded	43,118	22,092	29,704
Income from fees associated with investment management, administration and contract guarantees for separate accounts	213,584	168,774	81,946
Modco reinsurance reserve adjustment	(97,348)	1,580,949	174,818
Coinsurance reserve recapture	643,279	—	—
Other income	26,342	38,701	8,029

	5,903,298	8,992,701	10,504,447
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	208,833	195,629	189,961
Surrender benefits	2,151,514	1,235,635	982,460
Other benefits	691,468	532,139	485,201
Increase in aggregate reserves for policies and contracts:
Life	406,919	387,096	224,416
Annuity	1,005,058	1,933,314	4,297,149
Accident and health	97,704	63,113	82,784

	4,561,658	4,346,926	6,261,971
Insurance expenses:
Commissions	382,672	451,460	545,898
General insurance expenses	114,914	120,276	132,556
Taxes, licenses and fees	32,694	23,643	18,606
Net transfers to separate accounts	571,306	2,079,436	3,540,518
Reinsurance transaction initial consideration	–	1,587,431	–
Other expenses	133,017	108,747	24,468

	1,234,603	4,370,993	4,262,046

Total benefits and expenses	5,796,261	8,717,919	10,524,017

Gain (loss) from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	107,037	274,782	(19,570)
Dividends to policyholders	277	423	497

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	106,760	274,359	(20,067)
Federal income tax expense	17,344	59,029	15,166

Gain (loss) from operations before net realized capital gains (losses) on investments	89,416	215,330	(35,233)
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	39,359	(48,181)	(100,243)

Net income (loss)	$128,775	$167,149	$(135,476)

See accompanying notes.

5

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at January 1, 2002
Transamerica Life Insurance Company	$2,235	$425	$—	$534,282	$212,296	$749,238
Transamerica Assurance Company	2,500	—	—	87,840	(50,909)	39,431
Merger adjustment	(2,500)	—	—	2,500	—	—

As restated	2,235	425	—	624,622	161,387	788,669
Net loss	—	—	—	—	(135,476)	(135,476)
Change in net unrealized capital gains/losses	—	—	—	—	(76,803)	(76,803)
Change in non-admitted assets	—	—	—	—	(43,027)	(43,027)
Change in asset valuation reserve	—	—	—	—	(2,514)	(2,514)
Tax benefit on stock options exercised	—	—	—	—	106	106
Change in surplus in separate accounts	—	—	—	—	(2,521)	(2,521)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(1,848)	(1,848)
Change in net deferred income tax asset	—	—	—	—	115,656	115,656
Cumulative effect of changes in accounting principles	—	—	—	—	(65,363)	(65,363)
Change in reserves on account of change in valuation basis	—	—	—	—	(21,693)	(21,693)
Issuance of surplus notes	—	—	575,000	—	—	575,000
Reinsurance transactions	—	—	—	—	(4,120)	(4,120)
Capital contribution	—	—	—	430,000	—	430,000

Balance at December 31, 2002	2,235	425	575,000	1,054,622	(76,216)	1,556,066
Net income	—	—	—	—	167,149	167,149
Change in net unrealized capital gains/losses	—	—	—	—	18,629	18,629
Change in non-admitted assets	—	—	—	—	48,229	48,229
Change in asset valuation reserve	—	—	—	—	(98,216)	(98,216)
Change in surplus in separate accounts	—	—	—	—	(3,181)	(3,181)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	3,336	3,336
Cumulative effect of change in accounting principles	—	—	—	—	(31,957)	(31,957)
Change in net deferred income tax asset	—	—	—	—	(78,803)	(78,803)
Dividend to stockholder	—	—	—	—	(45,700)	(45,700)
Capital distribution	—	—	—	(254,300)	—	(254,300)
Capital contribution	—	—	—	80,000	—	80,000
Change in reserves on account of change in valuation basis	—	—	—	—	3,572	3,572
Reinsurance transactions	—	—	—	—	10,407	10,407

Balance at December 31, 2003	$2,235	$425	$575,000	$880,322	$(82,751)	$1,375,231

6

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at December 31, 2003	$2,235	$425	$575,000	$880,322	$(82,751)	$1,375,231
Net income	—	—	—	—	128,775	128,775
Change in net unrealized capital gains/losses	—	—	—	—	26,751	26,751
Change in non-admitted assets	—	—	—	—	57,955	57,955
Change in asset valuation reserve	—	—	—	—	(184,440)	(184,440)
Change in surplus in separate accounts	—	—	—	—	493	493
Change in provision for reinsurance in unauthorized companies	—	—	—	—	(136)	(136)
Change in net deferred income tax asset	—	—	—	—	(21,322)	(21,322)
Issuance of common stock in connection with statutory merger	343	—	—	—	(343)	—
Capital contribution	—	—	—	490,000	—	490,000
Change in reserves on account of change in valuation basis	—	—	—	—	1,423	1,423
Reinsurance transactions	—	—	—	—	(11,008)	(11,008)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	—	613	613

Balance at December 31, 2004	$2,578	$425	$575,000	$1,370,322	$(83,990)	$1,864,335

See accompanying notes.

7

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2004	2003	2002
		Restated	Restated
Operating activities
Premiums collected, net of reinsurance	$3,680,325	$5,817,320	$9,028,908
Net investment income	1,428,250	1,332,211	1,097,628
Miscellaneous income	813,730	250,324	325,125
Benefit and loss related payments	(3,452,717)	(2,506,149)	(1,795,692)
Net transfers to separate accounts	(525,852)	(2,279,325)	(3,717,876)
Commissions, expenses paid and aggregate write-ins for deductions	(671,161)	(693,450)	(722,612)
Dividends paid to policyholders	(354)	(431)	(566)
Federal and foreign income taxes paid	(34,146)	(68,581)	(53,330)

Net cash provided by operating activities	1,238,075	1,851,919	4,161,585
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	17,351,716	23,557,623	20,841,597
Stocks	146,455	35,838	66,237
Mortgage loans	484,773	340,310	142,956
Real estate	22,678	9,555	3,696
Other invested assets	324,408	89,066	70,148
Receivable/payable for securities	1,145,717	146,973	—
Miscellaneous proceeds	3,952	183,401	—

Total investment proceeds	19,479,699	24,362,766	21,124,634
Cost of investments acquired:
Bonds	(19,431,796)	(25,143,592)	(26,832,908)
Stocks	(151,639)	(63,612)	(118,577)
Mortgage loans	(803,164)	(1,289,721)	(739,168)
Real estate	(34)	1,760	(2,261)
Other invested assets	(500,361)	(171,048)	(199,836)
Miscellaneous applications	(37,463)	(262,515)	(176,501)

Total cost of investments acquired	(20,924,459)	(26,928,728)	(28,069,251)
Net increase in policy loans	(3,439)	(2,458)	(2,114)

Net cost of investments acquired	(20,927,896)	(26,931,186)	(28,071,365)

Net cash used in investing activities	(1,448,197)	(2,568,420)	(6,946,731)

8

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2004	2003	2002
		Restated	Restated
Financing and miscellaneous activities
Other cash provided:
Capital and surplus paid in	$490,000	$280,000	$805,000
Net deposits and withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	(2,167)	(166,407)	2,256,359
Other sources	625,239	417,888	157,292

Total cash provided	1,113,072	531,481	3,218,651
Other cash applied:
Dividends paid to stockholder	—	(45,700)	—
Capital distribution	—	(254,300)	—

Total other cash applied	—	(300,000)	—

Net cash provided by financing and miscellaneous activities	1,113,072	231,481	3,218,651

Net increase (decrease) in cash and short-term investments	902,950	(485,020)	433,505
Cash and short-term investments:
Beginning of year	180,965	665,985	232,480

End of year	$1,083,915	$180,965	$665,985

See accompanying notes.

9

Transamerica Life Insurance Company

Notes to Financial Statements - Statutory Basis

(Dollars in Thousands)

December 31, 2004

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company (the Company) is a stock life insurance company and is owned by AEGON USA, Inc. (86.7% of common shares) and Transamerica Life Insurance and Annuity Company (13.3% of common shares). AEGON USA, Inc. (AEGON) and Transamerica Life Insurance and Annuity Company are both indirect wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

On October 1, 2004, the Company completed a merger with Transamerica Assurance Company (TAC), which was a wholly-owned subsidiary of an affiliate, Transamerica Life Insurance and Annuity Company (TALIAC). The merger was accounted for in accordance with SSAP No. 68 as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities, and surplus of TAC were carried forward to the merged company. As a result of the merger, TALIAC was issued 34,295 shares of the Company’s common stock. The accompanying financial information is not necessarily indicative of the results that would have been recorded had the merger actually occurred on January 1, 2002, nor is it indicative of future results.

Summarized financial information for the Company and TAC restated for periods prior to the merger are as follows:

	Nine Months Ended September 30 2004	Year Ended December 31
		2003	2002
	Unaudited
Revenues:
Company	$3,953,781	$8,821,301	$10,355,326
TAC	152,450	171,400	149,121

As restated	$4,106,231	$8,992,701	$10,504,447

Net income (loss):
Company	$85,793	$214,137	$(121,152)
TAC	(12,013)	(46,988)	(14,324)

As restated	$73,780	$167,149	$(135,476)

10

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

	September 30	December 31
	2004	2003
	Unaudited
Assets:
Company	$40,290,163	$37,937,428
TAC	988,669	954,582

As restated	$41,278,832	$38,892,010

Liabilities:
Company	$38,991,898	$36,615,299
TAC	949,526	901,480

As restated	$39,941,424	$37,516,779

Capital and surplus:
Company	$1,298,265	$1,322,129
TAC	39,143	53,102

As restated	$1,337,408	$1,375,231

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia and Guam. Sales of the Company’s products are primarily through the Company’s agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

11

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

12

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus (deficit) rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

13

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus (deficit). Under GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies are reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

14

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Reinsurance: A liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus (deficit). Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

Surplus Notes: Surplus notes are reported as capital and surplus rather than as liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

15

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accretion of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies and affiliated mutual funds are carried at market value and the related unrealized capital gains or losses are reported in unassigned surplus. Stocks of affiliated companies are carried at equity in the underlying net assets. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and limited partnerships and are recorded at equity in underlying net assets. Other “admitted assets” are valued principally at cost.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

16

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2004 and 2003, the Company excluded investment income due and accrued of $552 and $1,653, respectively, with respect to such practices.

Derivative Instruments

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the hedged asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the hedged liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another index, based upon an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps meeting hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal

17

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

The Company may hold foreign denominated assets or liabilities and cross currency swaps are utilized to convert the asset or liability to a US denominated security. A cash payment is often exchanged at the outset of the swap contract to represent the present value of cash flows of the instrument. This payment occurs because the derivative is being purchased between coupon periods or the rates in the swap are not at market. A single net payment is exchanged at each due date as well as at the end of the contract. Each asset or liability is hedged individually and the terms of the swap must meet the terms of the underlying instrument. These swaps meet hedge accounting rules and are carried at amortized cost, consistent with the manner in which the hedged items are carried. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

The Company may invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Each mortgage loan is hedged individually and the relevant terms of the asset and derivative must be the same. These caps require a premium to be paid at the onset of the contract and the Company benefits from the receipt of payments should rates rise above the strike rate. These derivatives meet hedge accounting rules and are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current interest rate environment for the future. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and amortized into earnings over the life of the future, investment asset.

18

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset to a lower rated investment grade asset. The benefits of using the swap market to replicate credit quality include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income as earned. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, the Company is required to post assets.

These derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates

19

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

20

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus (deficit) and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

Separate Accounts

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are

21

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

not included in the accompanying financial statements. The investment risks associated with market value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Revenues are recognized when due. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue or benefits paid.

Stock Option and Stock Appreciation Rights Plans

Beginning in 2003, the Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to capital and surplus. The Company recorded an expense of $613 for year ended December 31, 2004.

Reclassifications

Certain reclassifications have been made to the 2003 and 2002 financial statements to conform to the 2004 presentation.

2. Accounting Changes

On December 31, 2002, the Company adopted the provisions of Actuarial Guideline 39 (Guideline 39). The purpose of Guideline 39 is to interpret the standards for the valuation of reserves for guaranteed living benefits included in variable deferred and immediate annuity contracts. The Company had previously provided reserves for such guarantees based on the accumulation of the amount charged to policyholders for these benefits. The cumulative effect of adopting Guideline 39 on December 31, 2002, was to increase reserves by $65,363, which was charged directly to unassigned surplus (deficit) as a change in accounting principle.

22

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2. Accounting Changes (continued)

Effective January 1, 2003, the Company adopted SSAP No. 86 Accounting for Derivative Instruments and Hedging Activities. In accordance with SSAP No. 86, derivative instruments that qualify for special hedge accounting are valued and reported in a manner consistent with the hedged asset or liability. To qualify for special hedge accounting, the Company must maintain specific documentation regarding the risk management objectives of the hedge and demonstrate on an ongoing basis that the hedging relationship remains highly effective. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. This change of accounting principle had no impact on capital and surplus as of January 1, 2003.

During 2003, the state of Missouri (the state of domicile for TAC prior to the merger into the Company) adopted Actuarial Guideline 38 through its adoption of the June 30, 2003 Accounting Practices and Procedures Manual. As such, the Company has adopted this guideline. Reserves as of January 1, 2003 under Actuarial Guideline 38, were increased by $31,957 and this amount has been recorded directly to unassigned surplus as the cumulative effect of a change in accounting principle.

3. Capital Structure

The Company has 42,500 shares of preferred stock outstanding that is owned by AEGON. The par value of the preferred stock is $10 per share and the liquidation value is equal to $1,364.70 per share. This per share liquidation value shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages and debt securities and these dividends are cumulative in nature. Holders of the shares of preferred stock have no right to cause mandatory or optional redemption of the shares. At both December 31, 2004 and 2003, there were no cumulative unpaid dividends relating to the preferred shares.

At December 31, 2002, the Company accrued $200,000 for a capital contribution receivable from its parent. This capital contribution was carried as an admitted asset based on approval from the Insurance Division, Department of Commerce, of the State of Iowa and receipt of the capital contribution prior to the filing of the annual statement, in accordance with SSAP No. 72.

23

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Capital Structure (continued)

During 2002, the Company received $575,000 from Transamerica Holding Company, LLC, an affiliate, in exchange for surplus notes. These notes are due 20 years from the date of issuance and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. Additional information related to the surplus notes at December 31, 2004 and 2003, are as follows:

December 31, 2004
Date Issued	Interest Rate	Original Amount of Notes	Balance Out- standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
September 30, 2002	6.0%	$275,000	$275,000	$16,500	$33,000	$4,125
December 30, 2002	6.0	300,000	300,000	18,000	31,550	4,500

Total		$575,000	$575,000	$34,500	$64,550	$8,625

December 31, 2003
Date Issued	Interest Rate	Original Amount of Notes	Balance Out- standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
September 30, 2002	6.0%	$275,000	$275,000	$16,500	$16,500	$4,125
December 30, 2002	6.0	300,000	300,000	13,550	13,550	4,500

Total		$575,000	$575,000	$30,050	$30,050	$8,625

24

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds, are based on quoted market prices.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

Interest rate caps and swaps: Estimated fair value of interest rate caps are based upon the latest quoted market price. Estimated fair value of swaps, including interest rate and currency swaps, are based upon the pricing differential for similar swap agreements. The related carrying value of these items is included with other invested assets.

Receivable from parents, subsidiaries, and affiliates: The fair values for short-term notes receivable from affiliates are assumed to equal their carrying amount.

Separate account assets: The fair value of separate account assets are based on quoted market prices.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

25

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Separate account annuity liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Fair values for the Company’s insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2004		2003
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$1,083,915	$1,083,915	$180,965	$180,965
Bonds	23,378,296	24,081,797	21,237,543	21,971,319
Preferred stocks, other than affiliates	120,241	128,761	98,178	99,879
Common stocks, other than affiliates	164,778	164,778	127,048	127,048
Mortgage loans on real estate	3,907,422	4,118,224	3,585,272	3,782,857
Policy loans	79,894	79,894	76,455	76,455
Interest rate caps	24	30	43	82
Swaps	(213,520)	310,227	(180,628)	170,896
Receivable from parents, subsidiaries, and affiliates	47,800	47,800	—	—
Separate account assets	13,878,229	13,878,229	12,262,847	12,262,847

Liabilities
Investment contract liabilities	21,239,415	21,467,324	19,083,086	19,557,021
Separate account annuity liabilities	11,170,132	11,170,132	10,251,990	10,251,990

26

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2004
Bonds:
United States Government and agencies	$738,387	$4,044	$4,726	$1,539	$736,165
State, municipal, and other government	619,802	66,575	5,834	2,699	677,844
Public utilities	1,472,197	84,398	3,071	3,411	1,550,113
Industrial and miscellaneous	12,769,172	588,991	31,508	28,191	13,298,464
Mortgage and other asset-backed securities	7,778,738	94,190	13,581	40,136	7,819,211

	23,378,296	838,198	58,720	75,976	24,081,797
Affiliated preferred stocks	1,102	—	—	—	1,102
Other preferred stocks	120,241	8,655	135	—	128,761

	$23,499,639	$846,853	$58,855	$75,976	$24,211,660

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2003
Bonds:
United States Government and agencies	$538,953	$2,901	$9,168	$—	$532,686
State, municipal, and other government	628,214	79,140	3,936	7,405	696,013
Public utilities	1,319,612	76,439	8,597	3,624	1,383,830
Industrial and miscellaneous	12,029,975	643,996	54,177	15,862	12,603,932
Mortgage and other asset-backed securities	6,720,789	113,228	32,316	46,843	6,754,858

	21,237,543	915,704	108,194	73,734	21,971,319
Affiliated preferred stocks	944	—	—	—	944
Other preferred stocks	98,178	1,716	15	—	99,879

	$21,336,665	$917,420	$108,209	$73,734	$22,072,142

The Company held bonds and preferred stock at December 31, 2004 and 2003 with a carrying value of $52,103 and $17,581, respectively, and amortized cost of $64,868 and $39,700, respectively, that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to

27

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

unassigned surplus. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

The estimated fair value of bonds and preferred stocks with gross unrealized losses at December 31, 2004 and 2003 is as follows:

	Losses Less than 12 Months	Losses 12 Months or More	Total
December 31, 2004
Bonds:
United States Government and agencies	$330,302	$91,595	$421,897
State, municipal and other government	21,981	35,514	57,495
Public utilities	202,602	106,487	309,089
Industrial and miscellaneous	2,112,226	674,599	2,786,825
Mortgage and other asset-backed securities	2,600,155	478,939	3,079,094

	5,267,266	1,387,134	6,654,400
Other preferred stocks	16,361	—	16,361

	$5,283,627	$1,387,134	$6,670,761

	Losses Less than 12 Months	Losses 12 Months or More	Total
December 31, 2003
Bonds:
United States Government and agencies	$406,041	$—	$406,041
State, municipal and other government	56,448	3,448	59,896
Public utilities	244,189	46,765	290,954
Industrial and miscellaneous	2,005,249	287,411	2,292,660
Mortgage and other asset-backed securities	2,030,407	699,701	2,730,108

	4,742,334	1,037,325	5,779,659
Other preferred stocks	4,430	—	4,430

	$4,746,764	$1,037,325	$5,784,089

28

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2004, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$368,682	$374,858
Due after one year through five years	5,638,591	5,805,902
Due after five years through ten years	7,115,385	7,406,145
Due after ten years	2,476,900	2,675,681

	15,599,558	16,262,586
Mortgage and other asset-backed securities	7,778,738	7,819,211

	$23,378,296	$24,081,797

The Company regularly monitors industry sectors and individual debt securities for signs of impairment, including length of time and extent to which the market value of debt securities has been less than cost; industry risk factors; financial condition and near-term prospects of the issuer; and nationally recognized credit rating agency rating changes. Additionally for asset-backed securities, cash flow trends and underlying levels of collateral are monitored. A specific security is considered to be impaired when it is determined that it is probable that not all amounts due (both principal and interest) will be collected as scheduled. Consideration is also given to management’s intent and ability to hold a security until maturity or until fair value will recover.

The Company’s investment in Transamerica Capital III, a long-term bond issued by an affiliate, is valued at amortized cost with a carrying value of $303 and $3,083 at December 31, 2004 and 2003, respectively.

29

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

A detail of net investment income is presented below:

	Year Ended December 31
	2004	2003	2002
Interest on bonds and preferred stocks	$1,174,456	$1,154,385	$1,006,824
Dividends on equity investments	1,822	3,872	2,076
Interest on mortgage loans	233,847	203,996	162,311
Rental income on real estate	6,625	7,828	8,253
Interest on policy loans	5,608	5,399	4,902
Derivatives	(21,395)	(22,920)	(14,101)
Other	42,094	21,151	27,244

Gross investment income	1,443,057	1,373,711	1,197,509
Less investment expenses	67,575	65,834	54,440

Net investment income	$1,375,482	$1,307,877	$1,143,069

Proceeds from sales and maturities of bonds and preferred stocks and related gross realized gains and losses were as follows:

	Year Ended December 31
	2004	2003	2002
Proceeds	$17,446,609	$23,823,647	$21,228,877

Gross realized gains	$196,077	$317,148	$159,920
Gross realized losses	(75,123)	(179,475)	(258,972)

Net realized gains (losses)	$120,954	$137,673	$(99,052)

Gross realized losses for the years ended December 31, 2004, 2003 and 2002 include $24,495, $70,859 and $103,905, respectively, which relates to losses recognized on other than temporary declines in market value of debt securities.

At December 31, 2004, investments with an aggregate carrying value of $57,200 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

30

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Net realized capital gains (losses) on investments and change in net unrealized capital gains (losses) on investments are summarized below:

	Realized
	Year Ended December 31
	2004	2003	2002
Bonds and preferred stocks	$120,954	$137,673	$(99,052)
Equity securities	6,036	(1,544)	6,464
Mortgage loans on real estate	(11,671)	(78)	374
Real estate	6,320	1,248	(3,193)
Short-term investments	2,113	—	—
Derivatives	(37,464)	(74,660)	(49,788)
Other invested assets	31,866	2,010	2,535

	118,154	64,649	(142,660)
Tax effect	(29,956)	(21,399)	9,062
Transfer from (to) interest maintenance reserve	(48,839)	(91,431)	33,355

Net realized capital gains (losses) on investments	$39,359	$(48,181)	$(100,243)

	Change in Unrealized
	Year Ended December 31
	2004	2003	2002
Bonds	$44,559	$83,127	$24,267
Preferred stocks	8,029	(319)	(3,665)
Common stocks	9,116	2,953	(8,916)
Affiliated entities	161	(4,320)	(129)
Mortgage loans on real estate	—	(27,421)	452
Other invested assets	5,114	21,092	(28,463)
Real estate	—	—	298
Derivative instruments	(40,228)	(56,483)	(60,647)

Change in net unrealized capital gains (losses)	$26,751	$18,629	$(76,803)

31

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Gross unrealized gains and gross unrealized losses on unaffiliated common stocks are as follows:

	December 31
	2004	2003
Unrealized gains	$13,394	$2,933
Unrealized losses	(2,556)	(1,250)

Net unrealized gains	$10,838	$1,683

During 2004, the Company issued mortgage loans with interest rates ranging from 2.28% to 7.04%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 90%. Mortgage loans with a carrying value of $4,069 were non-income producing for the previous 180 days. Accrued interest of $371 related to these mortgage loans was excluded from investment income at December 31, 2004. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

At December 31, 2004 and 2003, the Company had recorded investment in restructured securities of $20,606 and $4,472, respectively. There were no capital losses taken as a result of such restructurings. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

At December 31, 2004 and 2003, the Company had loans of $63,827 and $0, respectively, for which impairments have been recognized in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2004, and 2003 related to such restructurings. There are no commitments to lend additional funds to debtors owing receivables.

32

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2004 and 2003, the Company held a mortgage loan loss reserve in the AVR of $96,069 and $42,314, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution

	December 31
	2004	2003
South Atlantic	22%	25%
Pacific	20	23
Mountain	17	14
E. North Central	16	13
Middle Atlantic	11	11
W. North Central	6	6
W. South Central	3	4
E. South Central	3	2
New England	2	2

Property-Type Distribution

	December 31
	2004	2003
Office	37%	38%
Industrial	21	22
Apartment	20	18
Retail	16	16
Other	6	6

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A cash payment is often exchanged at the outset of the swap contract, representing the present value of cash flows of the instrument. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

The Company may invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Interest rate caps provide for the receipt of payments when interest rates rise above the strike rates in the contract. A single premium is paid by the Company at the beginning of the interest rate cap contracts.

33

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The Company replicates investment grade corporate bonds by combining a AAA rated security with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit enables the Company to enhance the relative values and ease the execution of larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2004 and 2003, the Company had replicated assets with a fair value of $220,517 and $196,173, respectively, and credit default swaps with a fair value of $469 and $(841), respectively. During the three years ended December 31, 2004, 2003, and 2002, the Company did not recognize any capital losses related to replication transactions.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. As of December 31, 2004, the fair value of all contracts, aggregated at a counterparty level, with a positive fair value amounted to $557,055.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, the Company is required to post assets.

At December 31, 2004 and 2003, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2004	2003
Derivative securities:
Interest rate and currency swaps:
Receive fixed – pay floating	$4,764,603	$4,295,140
Receive floating – pay fixed	4,894,349	4,884,879
Receive floating (uncapped) – pay floating (capped)	2,806,196	2,901,587
Interest rate cap agreements	30,854	32,446

The maximum term over which the Company is hedging its exposure to the variability of future cash flows for forecasted transactions is 19 years. If the forecasted asset purchase does not occur or is no longer highly probable of occurring, valuation at cost ceases and

34

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

the forward-starting swap would be valued at its current fair value with fair value adjustments recorded in unassigned surplus. For the years ended December 31, 2004 and 2003, none of the Company’s cash flow hedges have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

Derivative instruments that qualify for hedge accounting are valued and reported in a manner consistent with the hedged asset or liability. Derivatives used in hedging transactions that do not meet the criteria of an effective hedge are accounted for at fair value and the changes in fair value are recorded in surplus as unrealized gains and losses. For the years ended December 31, 2004 and 2003, the Company has recorded $69 and $(713), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain (loss).

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Reinsurance assumption treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2004	2003	2002
Direct premiums	$4,089,877	$5,934,444	$9,175,527
Reinsurance assumed – non affiliates	4,135	28,199	30,473
Reinsurance assumed – affiliates	457,885	145,114	218,537
Reinsurance ceded – non affiliates	(148,315)	(199,327)	(330,692)
Reinsurance ceded – affiliates	(720,278)	(44,383)	(28,055)

Net premiums earned	$3,683,304	$5,864,047	$9,065,790

35

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

The Company received reinsurance recoveries in the amount of $159,604, $229,100, and $175,489, during 2004, 2003, and 2002, respectively. At December 31, 2004 and 2003, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $15,175 and $17,152, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2004 and 2003 of $1,365,444 and $1,406,879, respectively.

At December 31, 2004, amounts recoverable from unauthorized reinsurers of $2,089 (2003–$2,153) and reserve credits for reinsurance ceded of $31,484 (2003– $34,928) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $37,230 at December 31, 2004, that can be drawn on for amounts that remain unpaid for more than 120 days.

During 2003, the Company recaptured a block of business ceded to a non-affiliated company. The recapture resulted in no consideration received by or paid to the Company. This recapture resulted in a pre-tax loss of $3,323, which was recorded in the statement of operations. The loss was offset by the release of liability for unauthorized reinsurance and non-admitted assets related to the reinsurance treaty of $3,208, which were credited directly to unassigned surplus.

During 2003, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd, an affiliate. Under the terms of this transaction, the Company ceded the obligations and benefits related to certain life insurance contracts. The difference between the consideration paid of $2,608 and the reserve credit taken of $6,188 was credited directly to unassigned surplus on a net of tax basis. Subsequent to the initial gain, the Company has amortized $266 and $275 into earnings during 2004 and 2003, respectively, with a corresponding charge to unassigned surplus. The Company holds collateral in the form of letters of credit of $9,400.

During 2003, the Company entered into an indemnity reinsurance agreement in which the Company agreed to cede the obligations and benefits related to certain fixed annuity contracts on a coinsurance and modified coinsurance basis. The Company received a ceding commission of $13,386 at the inception of the contract. In addition, the Company released the IMR liability of $12,906 related to the assets backing the ceded contracts because the future investment experience to be transferred to the assuming company will be without adjustment of the IMR that existed at the date of the initial transaction. The resulting gain from the ceding commission and the IMR release has been recorded

36

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

directly to the unassigned surplus on a net of tax basis. The initial mod-co transaction of $1,587,431 is included separately in the revenue and expense sections of the Company’s statement of operations for 2003. During 2004 and 2003, the Company has amortized $6,979 and $9,473, respectively, of the initial gain into earnings with a corresponding charge to unassigned surplus.

The Company has historically been a party to various reinsurance transactions with MEGA Life and Health Insurance Co. and its affiliates (“MEGA”) related to certain accident and health business. During 2003, the Company entered into several reinsurance transactions and novations of certain underlying policies such that all risks associated with these treaties and policies have been ceded to MEGA. No gain or loss was recognized related to these transactions.

During 2004, the Company entered into another reinsurance transaction to cede the new production of certain fixed annuity contracts to Transamerica International Re (Ireland) Ltd (TIRe), an affiliate of the Company, on a funds withheld basis. The Company ceded premiums of $677,733 during 2004 and has taken a reserve credit of $650,613 at December 31, 2004. The Company has a liability for funds held under reinsurance of $620,934 at December 31, 2004. The consummation of this treaty caused no initial gain or loss.

On October 1, 2004 the Company recaptured the business it had ceded under a reinsurance treaty with First AUSA Life Insurance Company, an affiliate. The Company received $643,279 as consideration for this recapture, which has been included in the Company’s statement of operations. The change in reserves of $643,279 related to the recapture has been reported in the statement of operations as an increase in reserves.

37

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes

The main components of net deferred income taxes are as follows:

	December 31
	2004	2003
Deferred income tax assets:
Guaranty funds	$5,770	$5,477
Non-admitted assets	788	22,010
807(f) assets	4,606	4,294
Deferred acquisition costs	179,494	160,643
Reserves	71,710	66,726
Unrealized capital losses	31,811	45,028
Other	28,446	15,059

Total deferred income tax assets	$322,625	$319,237

Deferred income tax assets – nonadmitted	$146,140	$158,651

Deferred income tax liabilities:
Unrealized capital gains	$94,585	$77,748
Other	13,867	5,994

Total deferred income tax liabilities	$108,452	$83,742

The change in net deferred income tax assets and deferred income tax assets – nonadmitted are as follows:

	Year Ended December 31
	2004	2003	2002
Change in net deferred income tax asset	$(21,322)	$(78,803)	$115,655

Change in deferred income tax assets - nonadmitted	$(12,511)	$(36,917)	$34,836

38

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain/loss from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

	Year Ended December 31
	2004	2003	2002
Income tax computed at federal statutory rate (35%)	$37,366	$96,026	$(7,023)
Deferred acquisition costs – tax basis	18,744	15,408	30,911
Depreciation	53	(112)	(148)
Dividends received deduction	(5,891)	(2,597)	(2,413)
IMR amortization	(5,438)	(8,108)	(382)
Investment income items	(6,060)	(5,054)	(4,934)
Low income housing credits	(5,215)	(6,035)	(6,051)
Prior year under (over) accrual	(15,214)	(40,689)	832
Reinsurance transactions	(3,853)	3,643	(1,442)
Tax reserve adjustment	4,041	3,168	7,072
Other	(1,189)	3,379	(1,256)

Federal income tax expense	$17,344	$59,029	$15,166

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income. In addition, any operating loss or capital loss carryforwards are calculated for the life and nonlife subgroups on a consolidated basis.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. The examination fieldwork for 1996 through 1997 has been completed and a protest of findings has been filed with the Appeals Office of the Internal Revenue Service. Management does not believe the

39

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

outcome of the protest of findings will have a material effect on the Company’s financial position or results of operations. An examination is underway for 1998 through 2000.

Income taxes incurred during 2004, 2003 and 2002 for the consolidated group in which the Company is included that will be available for recoupment in the event of future net losses is $312,070, $199,850, and $1,319, respectively.

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements for income deferred in the PSA ($20,387 at December 31, 2004). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $7,135.

40

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relate to liabilities established on a variety of the Company’s annuity and deposit-type products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

	December 31
	2004		2003
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$1,799,699	5%	$2,234,306	7%
Subject to discretionary withdrawal at book value less surrender charge	5,649,820	17	7,572,375	23
Subject to discretionary withdrawal at market value	10,753,638	32	9,772,559	30
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	8,507,622	25	5,886,716	18
Not subject to discretionary withdrawal provision	7,269,599	21	6,994,416	22

	33,980,378	100%	32,460,372	100%

Less reinsurance ceded	1,254,582		1,295,797

Total policy reserves on annuities and deposit-type liabilities	$32,725,796		$31,164,575

Included in the liability for deposit-type contracts at December 31, 2004 and 2003 are $4,236,873 and $4,381,000, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance is used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2004, the contractual maturities were: 2005 - $782,698; 2006 - $1,139,983; 2007 - $1,374,936; 2008 - $100,117; 2009 - $371,151 and thereafter - $467,988.

41

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from Monumental Life Insurance Company, an affiliate. The liabilities assumed are $5,007,410 and $5,426,617 at December 31, 2004 and 2003, respectively.

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2004, 2003, and 2002 is as follows:

	Nonindexed Guaranteed Separate Account Less Than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2004	$—	$1,462,914	$1,462,914

Reserves for separate accounts with assets at:
Fair value	$—	$12,892,015	$12,892,015
Amortized cost	418,070	—	418,070

Total at December 31, 2004	$418,070	$12,892,015	$13,310,085

Premiums, deposits, and other considerations for the year ended December 31, 2003	$—	$1,895,800	$1,895,800

Reserves for separate accounts with assets at:
Fair value	$—	$11,232,371	$11,232,371
Amortized cost	388,149	—	388,149

Total at December 31, 2003	$388,149	$11,232,371	$11,620,520

Premiums, deposits, and other considerations for the year ended December 31, 2002	$175,000	$2,958,899	$3,133,899

Reserves for separate accounts with assets at:
Fair value	$—	$6,953,417	$6,953,417
Amortized cost	369,996	—	369,996

Total at December 31, 2002	$369,996	$6,953,417	$7,323,413

42

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2004	2003	2002
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$1,463,157	$1,897,576	$3,133,334
Transfers from separate accounts	(897,510)	177,729	402,618

Net transfers to separate accounts	565,647	2,075,305	3,535,952
Miscellaneous reconciling adjustments	5,659	4,131	4,566

Transfers as reported in the summary of operations of the life, accident and health annual statement	$571,306	$2,079,436	$3,540,518

At December 31, 2004 and 2003, the Company had separate account annuities with guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2004
Minimum guaranteed death benefit	$12,339,896	$118,545	$27,399
Minimum guaranteed income benefit	8,273,717	93,888	2,760
Guaranteed premium accumulation fund	79,525	8,066	—
Minimum guaranteed withdrawal benefit	448,821	1,612	(1,255)

December 31, 2003
Minimum guaranteed death benefit	$11,168,817	$108,640	$33,703
Minimum guaranteed income benefit	7,812,085	70,780	569
Guaranteed premium accumulation fund	43,229	5,301	—
Minimum guaranteed withdrawal benefit	16,915	15	(19)

43

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

For Variable Annuities with Guaranteed Living Benefits (“VAGLB”), which includes minimum guaranteed income, minimum guaranteed withdrawal, and guaranteed premium accumulation fund benefits, the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

For Variable Annuities with Minimum Guaranteed Death Benefits (“MGDB”), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2004 and 2003, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2004
Life and annuity:
Ordinary direct first year business	$3,703	$2,524	$1,179
Ordinary direct renewal business	22,483	7,090	15,393
Group life direct business	4,190	2,800	1,390

Total life and annuity	30,376	12,414	17,962
Accident and health:
Direct	3,053	—	3,053

Total accident and health	3,053	—	3,053

	$33,429	$12,414	$21,015

44

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2003
Life and annuity:
Ordinary direct first year business	$6,443	$5,060	$1,383
Ordinary direct renewal business	20,509	5,827	14,682
Group life direct business	1,960	881	1,079

Total life and annuity	28,912	11,768	17,144
Accident and health:
Direct	2,010	—	2,010

Total accident and health	2,010	—	2,010

	$30,922	$11,768	$19,154

At December 31, 2004 and 2003, the Company had insurance in force aggregating $1,175,628 and $1,198,577, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $34,797 and $35,146 to cover these deficiencies at December 31, 2004 and 2003, respectively.

During 2004, the Company made a correction in the guaranteed nonforfeiture interest rate on certain universal life contracts. This caused a decrease in reserves of $1,423, which was credited to capital and surplus.

During 2003, the Company upgraded its reserve valuation system for fixed deferred annuities and variable annuities. The valuation system upgrade, which provides for more precise calculations, caused general account reserves to decrease by $3,572 and separate account reserves to increase by $4,681. The amounts relating to the general account were credited directly to unassigned surplus. The amounts related to the separate accounts are included in the change in surplus in separate accounts in the 2003 statement of changes in capital and surplus.

During 2002, the Company converted to a new reserve valuation system for fixed deferred annuities and variable annuities. The new valuation system, which provides for more precise calculations, caused general account reserves to increase by $18,990 and separate account reserves to increase by $914. The amounts relating to the general account were credited directly to unassigned surplus. The amounts related to the separate

45

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

accounts are included in the change in surplus in separate accounts in the 2002 statement of changes in capital and surplus.

During 2002, the Company changed the valuation interest rates assumption for a portion of its universal life business. This caused an increase in reserves of $2,703, which was charged directly to capital and surplus.

9. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus [which aggregates a deficit of $83,990 at December 31, 2004] at the time of such dividend, the maximum payment which may be made in 2005, without the prior approval of insurance regulatory authorities, is $186,434.

During 2003, upon approval of insurance regulatory authorities, the Company paid $300,000 to its parent company. This payment consisted of a dividend of $45,700 and a return of additional paid-in-capital of $254,300.

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2004, the Company meets the RBC requirements.

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on expense in accordance with Statement of Financial Accounting Standards No. 87 as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five

46

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10. Retirement and Compensation Plans (continued)

consecutive years of employment. Pension expense aggregated $1,417, $1,658, and $784 for the years ended December 31, 2004, 2003, and 2002, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $620, $637, and $353 for the years ended December 31, 2004, 2003, and 2002, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2004, 2003, and 2002 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for individuals employed and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $172, $166, and $95 for the years ended December 31, 2004, 2003, and 2002, respectively.

47

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2004, 2003 and 2002, the Company sold $23,460, $22,970, and $11,172, respectively, of agent balances without recourse to Money Services, Inc., an affiliated company. The Company did not realize a gain or loss as a result of the sale.

12. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2004, 2003, and 2002, the Company paid $35,941, $72,287, and $61,826, respectively, for these services, which approximates their costs to the affiliates.

Payables to affiliates bear interest at the thirty-day commercial paper rate. During 2004, 2003, and 2002, the Company paid net interest of $1,042, $985, and $737, respectively, to affiliates.

During 2004, the Company received capital contributions from AEGON and TALIAC of $424,830 and $65,170, respectively. During 2003, the Company distributed a dividend to its parent consisting of $45,700 of common stock and $254,300 of cash, and received a cash capital contribution of $200,000 that was accrued in 2002. During 2003 and 2002, the Company received a capital contribution of $80,000 and $230,000, respectively, in cash from its parent. In addition, in 2002, the Company issued a surplus note of $575,000 in exchange for cash.

At December 31, 2004 the Company reported $47,800 short-term notes receivable from Monumental Life Insurance Company, an affiliate, which is due December 23, 2005. At December 31, 2003, the Company did not have any net short-term notes receivable from an affiliate outstanding. Interest on these notes accrues based on the 30-day commercial paper rate at the time of issuance.

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $236,425 and $226,770 at December 31, 2004 and 2003, respectively.

48

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $2,159,379 as of December 31, 2004. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material impact on reported financial results.

The Company has also provided a guarantee for the obligations of non-insurance affiliates. These entities accept assignments of structured settlement payment obligations from other insurers and purchases structured settlement insurance policies from subsidiaries of the Company that match those obligations. There are no expected payments associated with this guarantee.

The Company may pledge assets as collateral for transactions involving funding agreements. At December 31, 2004, the Company has pledged invested assets with a carrying value and market value of $1,531,589 and $1,569,807, respectively, in conjunction with these transactions.

The Company may lend securities to approved broker and other parties to earn additional income. The Company receives collateral at least equal to 102% of the fair value of the loaned securities as of the transaction date. The counterparty is obligated to deliver additional collateral if the fair value of the collateral is at any time less than 100% of the fair value of the loaned securities. The additional collateral along with the collateral already held in connection with the lending transaction is at least equal to 102% of the fair value of the loaned securities. The Company does not participate in securities lending in foreign securities. There are no restrictions as to the collateral. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At

49

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies (continued)

December 31, 2004 and 2003, the value of securities loaned amounted to $682,627 and $1,032,994, respectively.

The Company has contingent commitments for $238,735 at December 31, 2004 for joint ventures, partnerships, and limited liability companies.

At December 31, 2004, the Company has mortgage loan commitments of $137,175.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $16,615 and $16,584 and an offsetting premium tax benefit of $7,122 and $7,217 at December 31, 2004 and 2003, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $365, $56, and $(2) for the years ended December 31, 2004, 2003, and 2002, respectively.

50

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

14. Reconciliation of Capital and Surplus and Net Loss

The following table reconciles capital and surplus and net income (loss) as reported in the Annual Statement filed with the Insurance Division, Department of Commerce, of the State of Iowa to the amounts reported in the accompanying financial statements:

	December 31, 2003	Year Ended December 31, 2003
	Total Capital and Surplus	Net Income
Amounts reported in Annual Statement	$1,375,231	$164,745
Under accrual of life and annuity reserves	—	3,733
Adjustment for reinsurance recoverables	—	199
Other adjustments	—	(233)
Tax effect	—	(1,295)

Amounts reported herein	$1,375,231	$167,149

	December 31, 2002	Year Ended December 31, 2002
	Total Capital and Surplus	Net Loss
Amounts reported in Annual Statement	$1,559,717	$(133,072)
Under accrual of life and annuity reserves	(3,733)	(3,733)
Adjustment for reinsurance recoverables	(1,446)	(199)
Other adjustments	233	233
Tax effect	1,295	1,295

Amounts reported herein	$1,556,066	$(135,476)

There were no reconciling items at December 31, 2004 of for the year than ended.

51

Statutory-Basis Financial

Statement Schedules

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2004

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$744,227	$742,178	$744,227
States, municipalities and political subdivisions	1,718,193	1,718,213	1,718,193
Foreign governments	579,846	638,453	579,846
Public utilities	1,472,197	1,550,113	1,472,197
All other corporate bonds	18,863,530	19,432,538	18,863,530
Redeemable preferred stocks	120,241	128,761	120,241

Total fixed maturities	23,498,234	24,210,256	23,498,234
Equity securities
Common stocks:
Banks, trust and insurance	67,850	67,850	67,850
Industrial, miscellaneous and all other	86,091	96,928	96,928

Total equity securities	153,941	164,778	164,778
Mortgage loans on real estate	3,907,422		3,907,422
Real estate	36,753		36,753
Policy loans	79,894		79,894
Other long-term investments	847,895		847,895
Cash and short-term investments	1,083,915		1,083,915

Total investments	$29,608,054		$29,618,891

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

52

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2004
Individual life	$3,706,105	$—	$18,815	$1,106,335	$201,726	$557,857	$767,054
Individual health	481,152	11,264	20,082	125,322	25,246	149,813	34,059	$126,384
Group life and health	371,747	3,678	26,400	133,892	20,452	129,869	69,428	222,484
Annuity	14,791,947	—	—	2,317,755	1,128,058	3,724,119	364,062

	$19,350,951	$14,942	$65,297	$3,683,304	$1,375,482	$4,561,658	$1,234,603

Year ended December 31, 2003
Individual life	$3,329,369	$—	$14,877	$545,732	$187,047	$493,127	$267,289
Individual health	393,067	11,590	15,488	117,508	20,776	130,651	40,096	$117,509
Group life and health	332,722	3,728	17,239	142,612	18,989	104,620	62,625	205,244
Annuity	13,786,889	—	—	5,058,195	1,081,065	3,618,528	4,000,983

	$17,842,317	$15,318	$47,604	$5,864,047	$1,307,877	$4,346,926	$4,370,993

Year ended December 31, 2002
Individual life	$2,977,485	$—	$17,934	$529,767	$187,122	$343,087	$386,306
Individual health	311,152	10,930	12,898	101,679	17,851	104,699	32,347	$101,581
Group life and health	278,179	6,481	24,006	129,435	18,939	124,841	46,594	161,257
Annuity	11,857,774	—	—	8,304,909	919,157	5,689,344	3,796,799

	$15,424,590	$17,411	$54,838	$9,065,790	$1,143,069	$6,261,971	$4,262,046

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

53

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2004
Life insurance in force	$39,895,407	$8,896,284	$88,961	$31,088,084	0%

Premiums:
Individual life	$1,110,524	$8,401	$4,212	$1,106,335	0%
Individual health	126,384	1,062	—	125,322	0
Group life and health	222,484	88,592	—	133,892	0
Annuity	2,630,485	770,538	457,808	2,317,755	20

	$4,089,877	$868,593	$462,020	$3,683,304	13%

Year ended December 31, 2003
Life insurance in force	$38,955,851	$9,672,433	$90,171	$29,373,589	0%

Premiums:
Individual life	$547,646	$6,022	$4,108	$545,732	1%
Individual health	117,509	929	928	117,508	1
Group life and health	205,242	85,907	23,277	142,612	16
Annuity	5,064,047	150,852	145,000	5,058,195	3

	$5,934,444	$243,710	$173,313	$5,864,047	3%

Year ended December 31, 2002
Life insurance in force	$31,110,497	$4,235,057	$99,989	$26,975,429	1%

Premiums:
Individual life	$581,642	$55,840	$3,965	$529,767	1%
Individual health	101,581	1,054	1,152	101,679	1
Group life and health	161,257	57,179	25,357	129,435	20
Annuity	8,331,047	244,674	218,536	8,304,909	3

	$9,175,527	$358,747	$249,010	$9,065,790	3%

54

FINANCIAL STATEMENTS

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Year Ended December 31, 2004

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Financial Statements

Year Ended December 31, 2004

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of Transamerica Landmark Variable Annuity,

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of Transamerica Life Insurance Company Separate Account VA B (comprised of the Asset Allocation – Growth, Asset Allocation – Conservative, Asset Allocation – Moderate, Asset Allocation – Moderate Growth, American Century Large Company Value, American Century International, Capital Guardian Global, Capital Guardian U.S. Equity, Capital Guardian Value, Clarion Real Estate Securities, Transamerica Small/Mid Cap Value, Great Companies – AmericaSM, Great Companies – TechnologySM, Transamerica Balanced (A/T), Templeton Great Companies – Global, Janus Growth (A/T), Jennison Growth, J.P. Morgan Enhanced Index, Marsico Growth, MFS High Yield, Mercury Large Cap Value, PIMCO Total Return, Salomon All Cap, Transamerica Convertible Securities, Transamerica Equity, Transamerica Growth Opportunities, Transamerica U. S. Government Securities, Transamerica U.S. Government Securities – PAM Fund, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, T. Rowe Price Small Cap, Van Kampen Active International Allocation, Van Kampen Large Cap Core, Transamerica Money Market, Van Kampen Emerging Growth, AIM V.I. Basic Value, AIM V.I. Capital Appreciation, AllianceBernstien Growth & Income, AllianceBernstien Premier Growth, Janus Aspen – Mid Cap Growth, Janus Aspen – Mid Cap Value, Janus Aspen – Worldwide Growth, MFS New Discovery, MFS Total Return, Fidelity – VIP Contrafund®, Fidelity – VIP Equity-Income, Fidelity – VIP Growth, Fidelity – VIP Growth Opportunities, Fidelity – VIP Mid Cap, Fidelity – VIP Value Strategies, STI Classic Capital Appreciation, STI Classic Growth & Income, STI Classic International Equity, STI Classic Investment Grade Bond, STI Classic Mid – Cap Equity, STI Classic Small Cap Value Equity, STI Classic Value Income Stock, MTB Large Cap Growth Fund II, MTB Large Cap Value Fund II, MTB Managed Allocation- Moderate Growth Fund II subaccounts), which are available for investment by contract owners of the Transamerica Landmark Variable Annuity, as of December 31, 2004, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Life Insurance Company Separate Account VA B, which are available for investment by contract owners of Transamerica Landmark Variable Annuity, at December 31, 2004, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

January 31, 2005

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	21,325,898.054	15,398,772.412	43,137,567.245	48,355,845.340

Cost	$196,714,264	$152,349,009	$400,420,531	$444,869,357

Number of shares - Service	2,644,729.043	1,846,943.166	5,343,967.697	5,595,409.560

Cost	$29,083,618	$20,747,606	$59,924,219	$61,684,339

Investments in mutual funds, at net asset value	$289,006,421	$207,619,946	$586,573,133	$656,958,422
Receivable for units sold	—	—	—	—

Total assets	289,006,421	207,619,946	586,573,133	656,958,422

Liabilities
Payable for units redeemed	74	159	220	1,923

	$289,006,347	$207,619,787	$586,572,913	$656,956,499

Net Assets:
Deferred annuity contracts terminable by owners	$289,006,347	$207,619,787	$586,572,913	$656,956,499

Total net assets	$289,006,347	$207,619,787	$586,572,913	$656,956,499

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	5,267,830.4201	5,501,209.7436	10,084,030.2696	13,050,061.0943

M&E - 1.30%	35,638,365.5320	37,191,943.5312	91,407,207.1588	84,971,259.8537

M&E - 1.40%	2,293,997.8196	2,424,715.7006	5,444,219.1057	5,711,319.8188

M&E - 1.50%	24,391,666.4352	14,719,696.8781	39,612,419.9915	51,763,196.8386

M&E - 1.55%	143,150,294.4989	84,006,339.9188	271,289,484.6779	319,567,802.2227

M&E - 1.80%	1,617,182.2231	1,510,616.7805	5,234,102.4398	2,253,825.8408

M&E - 2.00%	—	—	—	—

M&E - 2.05%	8,155,202.0137	12,722,990.7848	22,531,206.7245	23,571,056.5580

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	$1.174501	$1.181090	$1.179545	$1.184162

M&E - 1.30%	$1.172954	$1.179538	$1.177978	$1.182586

M&E - 1.40%	$1.169884	$1.176448	$1.174865	$1.179485

M&E - 1.50%	$1.166804	$1.173316	$1.171796	$1.176374

M&E - 1.55%	$1.165251	$1.171794	$1.170234	$1.174845

M&E - 1.80%	$1.157617	$1.164118	$1.162564	$1.167152

M&E - 2.00%	—	—	—	—

M&E - 2.05%	$1.150087	$1.156517	$1.154993	$1.159519

M&E - 2.30%	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	11,337,591.9621	10,401,049.7125	24,955,620.0491	27,821,738.4534

M&E - 1.40%	—	—	—	—

M&E - 1.50%	7,780,059.8971	3,500,465.2644	12,083,546.2843	13,026,240.6464

M&E - 1.55%	—	—	—	—

M&E - 1.80%	3,248,179.7881	2,484,071.4367	9,673,938.9899	7,122,718.0755

M&E - 2.00%	328,071.0520	1,356,256.2435	3,295,751.6705	2,271,056.8713

M&E - 2.05%	—	—	—	—

M&E - 2.30%	18,776.5822	54,787.3844	33,359.2961	280,489.0051

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.404276	$1.251868	$1.295146	$1.349136

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.399649	$1.247755	$1.290878	$1.344702

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.392775	$1.241621	$1.284535	$1.338083

M&E - 2.00%	$1.388206	$1.237538	$1.280332	$1.333718

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$1.381416	$1.231489	$1.274074	$1.327175

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	American Century Large Company Value Subaccount	American Century International Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount
Assets
Investment in securities:
Number of shares - Initial	3,330,394.736	8,355,303.390	8,799,244.509	12,524,639.116

Cost	$28,459,997	$52,430,821	$88,963,769	$103,481,090

Number of shares - Service	60,916.354	105,519.707	229,464.825	283,089.820

Cost	$616,830	$811,585	$2,680,500	$2,884,236

Investments in mutual funds, at net asset value	$37,508,510	$72,845,576	$116,289,776	$141,141,173
Receivable for units sold	—	—	—	28

Total assets	37,508,510	72,845,576	116,289,776	141,141,201

Liabilities
Payable for units redeemed	21	41	67	—

	$37,508,489	$72,845,535	$116,289,709	$141,141,201

Net Assets:
Deferred annuity contracts terminable by owners	$37,508,489	$72,845,535	$116,289,709	$141,141,201

Total net assets	$37,508,489	$72,845,535	$116,289,709	$141,141,201

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	American Century Large Company Value Subaccount	American Century International Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	3,690,993.2344	5,538,810.8446	5,432,272.4058	6,476,107.3170

M&E - 1.30%	5,900,680.8782	13,179,697.3541	13,152,473.2772	12,748,589.8786

M&E - 1.40%	631,733.8036	1,446,391.6797	4,998,337.7475	7,030,635.6463

M&E - 1.50%	9,296,221.9778	15,554,774.7110	24,491,765.2372	29,944,398.5199

M&E - 1.55%	13,449,347.9603	39,640,586.4005	41,664,447.9324	81,108,831.8084

M&E - 1.80%	121,053.8806	386,997.5011	500,991.1895	703,313.7712

M&E - 2.00%	—	—	—	—

M&E - 2.05%	866,099.2439	1,522,273.3379	3,857,862.8462	3,509,512.2119

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	$1.071206	$0.897669	$1.035306	$1.039535

M&E - 1.30%	$1.177364	$1.105264	$1.202232	$1.156474

M&E - 1.40%	$1.065370	$0.892808	$1.332782	$0.926223

M&E - 1.50%	$1.061536	$0.889551	$1.026003	$1.030167

M&E - 1.55%	$1.059628	$0.887981	$1.319244	$0.917337

M&E - 1.80%	$1.161983	$1.090843	$1.186511	$1.141367

M&E - 2.00%	—	—	—	—

M&E - 2.05%	$1.154394	$1.083713	$1.178766	$1.133917

M&E - 2.30%	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	American Century Large Company Value Subaccount	American Century International Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	188,017.9916	335,232.5088	1,044,137.6662	1,069,322.5511

M&E - 1.40%	—	—	—	—

M&E - 1.50%	132,395.6369	101,200.5535	298,994.3670	438,877.2632

M&E - 1.55%	—	—	—	—

M&E - 1.80%	139,376.2815	175,059.4453	688,711.7817	745,344.7337

M&E - 2.00%	29,658.6627	29,031.9161	38,283.4855	40,616.3718

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	957.1855	—	21,149.0692

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.383150	$1.417665	$1.432568	$1.352264

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.378605	$1.412998	$1.427847	$1.347820

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.371834	$1.406046	$1.420834	$1.341192

M&E - 2.00%	$1.367342	$1.401442	$1.416204	$1.336805

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$1.360651	$1.394598	$1.409258	$1.330267

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Capital Guardian Value Subaccount	Clarion Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount	Great Companies - AmericaSM Subaccount
Assets
Investment in securities:
Number of shares - Initial	14,075,288.139	3,521,553.294	11,135,571.745	2,027,702.261

Cost	$231,270,546	$46,278,930	$137,325,757	$17,031,202

Number of shares - Service	235,365.381	110,627.632	—	42,069.251

Cost	$4,264,112	$1,870,803	$—	$408,312

Investments in mutual funds, at net asset value	$290,100,484	$69,598,304	$188,636,585	$20,471,302
Receivable for units sold	—	—	60	—

Total assets	290,100,484	69,598,304	188,636,645	20,471,302

Liabilities
Payable for units redeemed	45	260	—	10

	$290,100,439	$69,598,044	$188,636,645	$20,471,292

Net Assets:
Deferred annuity contracts terminable by owners	$290,100,439	$69,598,044	$188,636,645	$20,471,292

Total net assets	$290,100,439	$69,598,044	$188,636,645	$20,471,292

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Capital Guardian Value Subaccount	Clarion Real Estate Securities Subaccount	Transamerica Small/ Mid Cap Value Subaccount	Great Companies - AmericaSM Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	13,339,438.4647	1,662,016.4901	16,807,471.8735	2,078,997.0036

M&E - 1.30%	22,143,461.8551	10,005,326.3587	1,676,714.0687	3,379,165.5592

M&E - 1.40%	26,025,655.1000	2,263,113.8572	18,764,500.2654	605,617.9097

M&E - 1.50%	43,629,544.1013	5,687,034.3702	47,250,372.8531	5,631,110.4103

M&E - 1.55%	40,120,923.8140	19,418,209.3659	7,155,393.1756	8,426,353.1242

M&E - 1.80%	904,308.2302	377,760.2867	83,330.3638	25,300.0352

M&E - 2.00%	—	—	—	—

M&E - 2.05%	5,590,911.3479	2,020,570.9440	37,125.3928	659,150.6042

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	$1.227809	$1.637853	$1.267497	$0.953523

M&E - 1.30%	$1.193653	$1.635687	$1.351774	$1.044009

M&E - 1.40%	$2.767270	$1.631387	$4.084993	$0.948341

M&E - 1.50%	$1.216717	$1.627102	$1.256098	$0.944912

M&E - 1.55%	$2.736295	$1.624970	$4.039241	$0.943194

M&E - 1.80%	$1.178050	$1.614316	$1.334121	$1.030368

M&E - 2.00%	—	—	—	—

M&E - 2.05%	$1.170358	$1.603794	$1.325401	$1.023632

M&E - 2.30%	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Capital Guardian Value Subaccount	Clarion Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount	Great Companies - AmericaSM Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	1,796,356.9304	944,555.5146	—	229,306.4465

M&E - 1.40%	—	—	—	—

M&E - 1.50%	598,196.9932	167,881.0065	—	127,325.7104

M&E - 1.55%	—	—	—	—

M&E - 1.80%	727,158.3146	161,483.9096	—	944.3608

M&E - 2.00%	115,638.8076	11,551.5661	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	20,524.0491	18,006.2543	—	—

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.475955	$1.660425	—	$1.168483

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.471108	$1.654962	—	$1.164645

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.463879	$1.646832	—	$1.158917

M&E - 2.00%	$1.459075	$1.641439	—	$1.155112

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$1.451947	$1.633413	—	$1.149466

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Great Companies - TechnologySM Subaccount	Transamerica Balanced (A/T) Subaccount	Templeton Great Companies - Global Subaccount	Janus Growth (A/T) Subaccount
Assets
Investment in securities:
Number of shares - Initial	7,651,706.277	1,784,248.240	677,978.929	4,492,411.374

Cost	$30,542,007	$17,305,298	$11,056,184	$113,071,089

Number of shares - Service	221,051.230	58,646.132	44,059.819	7,233.267

Cost	$878,539	$646,733	$709,458	$216,641

Investments in mutual funds, at net asset value	$33,769,709	$21,690,867	$12,771,103	$156,991,517
Receivable for units sold	25	6	24	—

Total assets	33,769,734	21,690,873	12,771,127	156,991,517

Liabilities
Payable for units redeemed	—	—	—	1,105

	$33,769,734	$21,690,873	$12,771,127	$156,990,412

Net Assets:
Deferred annuity contracts terminable by owners	$33,769,734	$21,690,873	$12,771,127	$156,990,412

Total net assets	$33,769,734	$21,690,873	$12,771,127	$156,990,412

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Great Companies - TechnologySM Subaccount	Transamerica Balanced (A/T) Subaccount	Templeton Great Companies - Global Subaccount	Janus Growth (A/T) Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	3,146,312.6110	535,094.6982	807,797.3238	4,185,084.8738

M&E - 1.30%	3,965,978.3623	5,714,999.7628	746,039.7823	2,179,246.9069

M&E - 1.40%	1,052,597.3852	499,023.5446	1,502,945.4905	4,448,451.4959

M&E - 1.50%	9,726,021.5957	1,131,695.0226	1,978,565.2271	5,379,979.6600

M&E - 1.55%	22,790,118.5763	9,242,277.5015	11,907,385.7013	1,445,260.4221

M&E - 1.80%	227,018.9099	224,344.4895	40,662.0070	62,775.4069

M&E - 2.00%	—	—	—	—

M&E - 2.05%	595,247.1089	831,886.8259	833,899.9590	272,636.5151

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	$0.753409	$1.162240	$0.967022	$0.799822

M&E - 1.30%	$1.135476	$1.160714	$1.116318	$1.183452

M&E - 1.40%	$0.749322	$1.157655	$0.564642	$24.867393

M&E - 1.50%	$0.746619	$1.154600	$0.958284	$0.792614

M&E - 1.55%	$0.745263	$1.153085	$0.560767	$24.588963

M&E - 1.80%	$1.120669	$1.145543	$1.101747	$1.167993

M&E - 2.00%	—	—	—	—

M&E - 2.05%	$1.113337	$1.138069	$1.094552	$1.160368

M&E - 2.30%	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Great Companies - TechnologySM Subaccount	Transamerica Balanced (A/T) Subaccount	Templeton Great Companies - Global Subaccount	Janus Growth (A/T) Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	246,949.0895	407,350.1441	456,665.6211	129,129.7246

M&E - 1.40%	—	—	—	—

M&E - 1.50%	329,586.3231	41,002.2890	171,231.9643	26,870.2484

M&E - 1.55%	—	—	—	—

M&E - 1.80%	74,615.7414	124,673.8492	65,115.0819	17,424.9306

M&E - 2.00%	28,214.0655	519.4244	23,990.4757	8,350.0910

M&E - 2.05%	—	—	—	—

M&E - 2.30%	2,547.9666	1,068.4581	—	1,726.1076

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.388348	$1.203735	$1.085463	$1.372020

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.383791	$1.199769	$1.084034	$1.367513

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.376983	$1.193854	$1.081888	$1.360790

M&E - 2.00%	$1.372482	$1.189960	$1.080456	$1.356330

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$1.365772	$1.184125	$1.078330	$1.349704

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount
Assets
Investment in securities:
Number of shares - Initial	3,496,215.552	8,574,638.103	2,237,256.000	10,900,318.221

Cost	$24,504,542	$98,892,418	$18,125,431	$107,214,026

Number of shares - Service	15,637.994	83,252.850	104,455.868	205,782.073

Cost	$117,530	$1,066,142	$890,347	$2,145,104

Investments in mutual funds, at net asset value	$28,129,478	$121,560,119	$22,313,381	$117,078,875
Receivable for units sold	—	1	—	—

Total assets	28,129,478	121,560,120	22,313,381	117,078,875

Liabilities
Payable for units redeemed	3	—	16	112

	$28,129,475	$121,560,120	$22,313,365	$117,078,763

Net Assets:
Deferred annuity contracts terminable by owners	$28,129,475	$121,560,120	$22,313,365	$117,078,763

Total net assets	$28,129,475	$121,560,120	$22,313,365	$117,078,763

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	1,826,339.8487	8,536,856.8267	1,932,459.0582	7,940,745.1513

M&E - 1.30%	2,921,263.3092	8,538,019.8431	814,270.6594	14,024,046.9745

M&E - 1.40%	7,600,074.3269	9,446,389.0814	1,471,402.4270	8,643,646.4308

M&E - 1.50%	5,389,770.7569	32,360,947.7143	8,441,415.2140	19,671,664.5968

M&E - 1.55%	14,871,581.3859	39,694,272.9333	12,124,446.5395	40,247,099.3638

M&E - 1.80%	208,326.9289	661,075.7103	104,704.8001	672,618.8227

M&E - 2.00%	—	—	—	—

M&E - 2.05%	813,915.2692	1,319,130.6385	261,433.4206	2,847,809.4213

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	$0.818602	$0.934991	$0.894235	$1.246176

M&E - 1.30%	$1.031770	$1.119870	$1.322924	$1.246462

M&E - 1.40%	$0.810917	$1.451467	$0.781242	$1.214656

M&E - 1.50%	$0.811233	$0.926556	$0.886160	$1.234958

M&E - 1.55%	$0.801842	$1.435224	$0.775852	$1.202886

M&E - 1.80%	$1.018303	$1.105224	$1.312102	$1.230186

M&E - 2.00%	—	—	—	—

M&E - 2.05%	$1.011636	$1.098003	$1.306752	$1.222127

M&E - 2.30%	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Jenison Growth Subaccount	J. P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	48,946.1905	770,281.7001	412,222.8270	680,959.0431

M&E - 1.40%	—	—	—	—

M&E - 1.50%	34,960.1649	75,952.2073	249,867.4177	398,296.6672

M&E - 1.55%	—	—	—	—

M&E - 1.80%	12,658.7739	35,161.8248	55,470.7069	732,806.4723

M&E - 2.00%	—	—	36,595.8913	39,551.6676

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	20,193.3513

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.295150	$1.330739	$1.318758	$1.174817

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.290888	$1.326377	$1.314431	$1.170941

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.284548	$1.319853	$1.307980	$1.165192

M&E - 2.00%	$1.280340	$1.315537	$1.303691	$1.161377

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$1.274091	$1.309105	$1.297321	$1.155681

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Mercury Large Cap Value Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount
Assets
Investment in securities:
Number of shares - Initial	3,257,015.402	14,806,270.598	10,686,119.983	2,027,744.584

Cost	$40,929,638	$159,258,018	$119,645,081	$21,601,874

Number of shares - Service	59,546.754	407,479.574	75,320.863	162,808.487

Cost	$881,905	$4,504,150	$999,533	$1,898,894

Investments in mutual funds, at net asset value	$56,951,326	$169,193,201	$153,026,935	$26,812,370
Receivable for units sold	—	—	—	—

Total assets	56,951,326	169,193,201	153,026,935	26,812,370

Liabilities
Payable for units redeemed	798	55	389	94

	$56,950,528	$169,193,146	$153,026,546	$26,812,276

Net Assets:
Deferred annuity contracts terminable by owners	$56,950,528	$169,193,146	$153,026,546	$26,812,276

Total net assets	$56,950,528	$169,193,146	$153,026,546	$26,812,276

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Mercury Large Cap Value Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	4,788,204.7160	4,593,331.0884	10,827,358.3691	671,698.4983

M&E - 1.30%	8,548,256.4666	28,153,142.2424	12,790,293.8770	4,282,977.2486

M&E - 1.40%	2,484,398.2577	4,883,932.1695	4,447,900.6558	720,107.9673

M&E - 1.50%	11,092,333.6397	15,290,974.0690	51,506,715.2914	2,956,501.6550

M&E - 1.55%	16,336,474.8596	86,845,536.5751	59,415,191.0984	9,881,863.3584

M&E - 1.80%	170,887.4145	1,147,244.2412	736,150.9723	210,389.8775

M&E - 2.00%	—	—	—	—

M&E - 2.05%	1,401,569.0866	6,273,424.5169	3,817,978.5204	1,076,664.9455

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	$1.199353	$1.126172	$1.012203	$1.261856

M&E - 1.30%	$1.211837	$1.124682	$1.105003	$1.260191

M&E - 1.40%	$1.323836	$1.121717	$1.107261	$1.256871

M&E - 1.50%	$1.188561	$1.118783	$1.003098	$1.253568

M&E - 1.55%	$1.314713	$1.117299	$1.099598	$1.251920

M&E - 1.80%	$1.196010	$1.109997	$1.090563	$1.243721

M&E - 2.00%	—	—	—	—

M&E - 2.05%	$1.188179	$1.102737	$1.083437	$1.235603

M&E - 2.30%	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Mercury Large Cap Value Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	331,854.6000	2,428,758.8761	352,010.8616	1,071,172.1747

M&E - 1.40%	—	—	—	—

M&E - 1.50%	273,314.8107	976,315.7135	334,624.2691	200,826.3200

M&E - 1.55%	—	—	—	—

M&E - 1.80%	96,811.0378	883,385.9928	62,741.7942	246,854.0545

M&E - 2.00%	—	89,463.0998	13,427.6204	30,089.3450

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	2,673.0646	18,590.3578	—

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.468479	$1.040825	$1.373361	$1.289055

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.463652	$1.037408	$1.368850	$1.284802

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.456462	$1.032300	$1.362113	$1.278480

M&E - 2.00%	$1.451699	$1.028898	$1.357660	$1.274297

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$1.444602	$1.023862	$1.351017	$1.268063

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Fund Subaccount
Assets
Investment in securities:
Number of shares - Initial	6,733,823.838	4,636,223.283	8,355,111.532	3,340.825

Cost	$108,173,014	$56,116,781	$102,606,506	$41,293

Number of shares - Service	167,206.055	83,233.589	122,784.132	—

Cost	$3,161,480	$1,108,252	$1,535,114	$—

Investments in mutual funds, at net asset value	$144,080,128	$69,183,076	$104,473,459	$41,861
Receivable for units sold	—	—	—	—

Total assets	144,080,128	69,183,076	104,473,459	41,861

Liabilities
Payable for units redeemed	81	238	42	1

	$144,080,047	$69,182,838	$104,473,417	$41,860

Net Assets:
Deferred annuity contracts terminable by owners	$144,080,047	$69,182,838	$104,473,417	$41,860

Total net assets	$144,080,047	$69,182,838	$104,473,417	$41,860

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Fund Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	12,493,785.3122	4,254,712.2870	12,751,254.4189	—

M&E - 1.30%	17,919,485.7879	8,522,199.6572	9,186,050.2198	—

M&E - 1.40%	4,247,712.0727	1,422,418.6962	15,271,006.7094	—

M&E - 1.50%	39,482,424.4210	13,607,850.1410	20,912,208.5702	41,453.3148

M&E - 1.55%	77,424,822.9412	21,323,427.1722	20,373,817.5896	—

M&E - 1.80%	586,964.0744	122,213.9912	419,827.0867	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	3,408,212.3194	1,187,931.3347	1,479,128.0691	—

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	$0.993375	$1.400632	$1.102034	$1.027279

M&E - 1.30%	$1.248282	$1.182204	$1.080729	$1.013133

M&E - 1.40%	$0.764836	$1.393038	$1.526143	$1.025525

M&E - 1.50%	$0.984415	$1.388005	$1.092103	$1.009806

M&E - 1.55%	$0.759605	$1.385505	$1.511541	$1.023764

M&E - 1.80%	$1.231954	$1.166768	$1.066588	$1.004835

M&E - 2.00%	—	—	—	$1.001542

M&E - 2.05%	$1.223899	$1.159147	$1.059628	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Fund Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	1,528,948.3577	363,676.9617	1,061,766.3225	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	613,476.6048	422,076.2135	310,484.8844	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	313,898.4824	47,427.6637	140,622.6674	—

M&E - 2.00%	15,570.4112	12,399.8909	7,919.5973	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	46,839.7208	—	—	—

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.383835	$1.441358	$1.013133	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.379279	$1.436639	$1.009806	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.372516	$1.429566	$1.004835	—

M&E - 2.00%	$1.368016	$1.424884	$1.001542	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$1.361322	$1.417914	$0.996629	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount
Assets
Investment in securities:
Number of shares - Initial	15,870,123.393	8,713,983.629	8,731,387.434	8,089,348.595

Cost	$279,403,434	$177,110,285	$84,596,593	$96,705,616

Number of shares - Service	168,458.122	94,787.292	171,821.309	59,322.519

Cost	$3,296,227	$1,889,230	$1,967,825	$599,911

Investments in mutual funds, at net asset value	$341,961,089	$190,526,132	$109,946,037	$92,081,170
Receivable for units sold	—	—	—	154

Total assets	341,961,089	190,526,132	109,946,037	92,081,324

Liabilities
Payable for units redeemed	7	61	21	—

	$341,961,082	$190,526,071	$109,946,016	$92,081,324

Net Assets:
Deferred annuity contracts terminable by owners	$341,961,082	$190,526,071	$109,946,016	$92,081,324

Total net assets	$341,961,082	$190,526,071	$109,946,016	$92,081,324

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	20,062,706.1893	7,038,510.3759	7,271,042.4498	3,882,568.6087

M&E - 1.30%	29,728,764.2754	15,676,491.8712	17,771,138.1285	4,760,145.0192

M&E - 1.40%	33,019,972.4221	19,329,022.7054	3,430,777.9307	28,683,643.4399

M&E - 1.50%	52,434,594.1280	27,805,789.8906	22,703,299.8306	10,770,582.8928

M&E - 1.55%	41,649,182.9597	26,779,287.3441	62,395,615.7560	17,425,739.9431

M&E - 1.80%	790,512.1903	459,406.4822	593,852.7586	219,525.1448

M&E - 2.00%	—	—	—	—

M&E - 2.05%	4,803,136.0529	2,646,349.8637	2,331,973.2567	1,066,833.1115

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	$1.197716	$0.998938	$1.036804	$1.023500

M&E - 1.30%	$1.181867	$1.144273	$1.123465	$1.237571

M&E - 1.40%	$2.836258	$2.892491	$0.822294	$1.504078

M&E - 1.50%	$1.186962	$0.989934	$1.027478	$1.014278

M&E - 1.55%	$2.804550	$2.860098	$0.816617	$1.487198

M&E - 1.80%	$1.166444	$1.129348	$1.108771	$1.221375

M&E - 2.00%	—	—	—	—

M&E - 2.05%	$1.158793	$1.121948	$1.101532	$1.213396

M&E - 2.30%	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	1,501,483.2928	776,325.8534	907,171.4861	349,705.8724

M&E - 1.40%	—	—	—	—

M&E - 1.50%	714,866.4805	370,758.6084	286,574.3614	53,163.6632

M&E - 1.55%	—	—	—	—

M&E - 1.80%	393,719.5588	386,638.4045	210,983.8515	44,265.2408

M&E - 2.00%	14,028.4262	26,916.4073	38,295.7026	433.8000

M&E - 2.05%	—	—	—	—

M&E - 2.30%	1,653.7227	—	17,544.0521	—

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.377884	$1.312796	$1.450314	$1.502279

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.373349	$1.308482	$1.445530	$1.497321

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.366596	$1.302059	$1.438430	$1.489961

M&E - 2.00%	$1.362121	$1.297785	$1.433725	$1.485104

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$1.355459	$1.291449	$1.426709	$1.477827

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Van Kampen Large Cap Core Subaccount	Transamerica Money Market Subaccount	Van Kampen Emerging Growth Subaccount	AIM V.I. Basic Value Subaccount
Assets
Investment in securities:
Number of shares - Initial	8,980,026.474	102,696,433.580	2,206,348.394	5,944,041.877

Cost	$158,022,959	$102,696,434	$31,400,359	$51,168,596

Number of shares - Service	28,625.925	3,053,623.490	29,268.451	—

Cost	$438,769	$3,053,623	$474,249	$—

Investments in mutual funds, at net asset value	$152,254,527	$105,750,057	$39,903,712	$69,901,932
Receivable for units sold	—	125	—	—

Total assets	152,254,527	105,750,182	39,903,712	69,901,932

Liabilities
Payable for units redeemed	9	—	46	43

	$152,254,518	$105,750,182	$39,903,666	$69,901,889

Net Assets:
Deferred annuity contracts terminable by owners	$152,254,518	$105,750,182	$39,903,666	$69,901,889

Total net assets	$152,254,518	$105,750,182	$39,903,666	$69,901,889

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Van Kampen Large Cap Core Subaccount	Transamerica Money Market Subaccount	Van Kampen Emerging Growth Subaccount	AIM V.I. Basic Value Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	6,051,976.5338	5,415,084.5063	5,865,483.3929	2,315,411.7521

M&E - 1.30%	3,232,591.5841	13,634,299.4377	7,103,942.0774	11,811,628.0550

M&E - 1.40%	30,694,481.0095	16,419,189.7822	685,116.5968	791,758.4485

M&E - 1.50%	18,345,749.8371	24,307,150.1279	17,775,579.0109	10,860,882.2645

M&E - 1.55%	10,808,053.0916	26,606,431.1632	19,728,038.3895	36,672,562.4673

M&E - 1.80%	64,148.1981	217,591.0507	372,748.1546	514,261.1659

M&E - 2.00%	—	—	—	—

M&E - 2.05%	386,840.3746	1,599,509.0064	988,121.7652	1,328,556.4491

M&E - 2.30%	—	—	—	16,839.9663

Accumulation unit value: Initial
M&E - 1.25%	$1.061119	$1.004042	$0.714492	$1.093885

M&E - 1.30%	$1.162777	$0.990971	$0.968672	$1.092421

M&E - 1.40%	$2.942759	$1.352646	$0.710611	$1.089564

M&E - 1.50%	$1.051547	$0.994970	$0.708049	$1.086700

M&E - 1.55%	$2.909800	$1.337543	$0.706779	$1.085273

M&E - 1.80%	$1.147593	$0.978029	$0.956031	$1.078165

M&E - 2.00%	—	—	—	$1.397721

M&E - 2.05%	$1.140092	$0.971609	$0.949775	$1.071094

M&E - 2.30%	—	—	—	$1.390873

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Van Kampen Large Cap Core Subaccount	Transamerica Money Market Subaccount	Van Kampen Emerging Growth Subaccount	AIM V.I. Basic Value Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	92,505.2947	1,771,931.1157	198,461.6574	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	88,627.9629	1,015,897.4440	181,007.7483	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	199,269.3121	292,895.1054	34,147.9222	—

M&E - 2.00%	6,032.1816	12,016.1362	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	1,179.5510	—

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.279936	$0.989235	$1.257274	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.275740	$0.985977	$1.253128	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.269474	$0.981125	$1.246984	—

M&E - 2.00%	$1.265299	$0.977921	$1.242906	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$1.259117	$0.973119	$1.236820	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Premier Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	470,520.138	3,307,178.854	1,142,970.812	684,924.979

Cost	$8,413,288	$61,659,768	$21,354,446	$14,300,077

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$10,586,703	$78,942,359	$26,414,055	$17,369,697
Receivable for units sold	—	—	—	—

Total assets	10,586,703	78,942,359	26,414,055	17,369,697

Liabilities
Payable for units redeemed	—	60	14	10

	$10,586,703	$78,942,299	$26,414,041	$17,369,687

Net Assets:
Deferred annuity contracts terminable by owners	$10,586,703	$78,942,299	$26,414,041	$17,369,687

Total net assets	$10,586,703	$78,942,299	$26,414,041	$17,369,687

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Premier Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	259,259.5666	10,884,944.6554	4,320,625.3260	2,867,061.0084

M&E - 1.30%	3,254,654.8094	8,008,712.9745	2,627,983.1191	2,797,124.6655

M&E - 1.40%	151,283.5102	2,213,002.3397	310,432.7953	834,524.4787

M&E - 1.50%	985,283.0364	28,481,848.6865	10,876,037.0494	6,043,121.5386

M&E - 1.55%	4,890,799.1438	25,962,365.2705	14,273,128.7180	10,815,518.7936

M&E - 1.80%	110,989.5038	122,009.5330	281,920.5255	146,119.6897

M&E - 2.00%	1,977.8221	—	11,326.6916	—

M&E - 2.05%	350,958.9789	1,256,914.0403	919,796.0201	261,515.7808

M&E - 2.30%	—	—	2,038.0968	—

Accumulation unit value: Initial
M&E - 1.25%	$1.064339	$1.020495	$0.762441	$0.865925

M&E - 1.30%	$1.062933	$1.129734	$1.020390	$1.261578

M&E - 1.40%	$1.060132	$1.014966	$0.758307	$0.449324

M&E - 1.50%	$1.057344	$1.011301	$0.755575	$0.858123

M&E - 1.55%	$1.055944	$1.009478	$0.754200	$0.489306

M&E - 1.80%	$1.049046	$1.114942	$1.007039	$1.245100

M&E - 2.00%	$1.272982	$1.336441	$1.217098	$1.478910

M&E - 2.05%	$1.042171	$1.107663	$1.000475	$1.236979

M&E - 2.30%	$1.266759	$1.329897	$1.211153	$1.471678

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Premier Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount
Assets
Investment in securities:
Number of shares - Initial	237,628.712	1,274,203.421	2,153,562.744	3,571,975.117

Cost	$2,448,763	$29,060,776	$26,423,843	$62,439,536

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$3,685,621	$33,919,295	$31,678,908	$75,904,471
Receivable for units sold	—	—	—	24

Total assets	3,685,621	33,919,295	31,678,908	75,904,495

Liabilities
Payable for units redeemed	9	10	1	—

	$3,685,612	$33,919,285	$31,678,907	$75,904,495

Net Assets:
Deferred annuity contracts terminable by owners	$3,685,612	$33,919,285	$31,678,907	$75,904,495

Total net assets	$3,685,612	$33,919,285	$31,678,907	$75,904,495

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	994,219.8033	6,112,466.4688	1,090,222.7546	1,818,210.9248

M&E - 1.30%	—	6,684,859.5849	6,302,966.1327	16,582,900.4781

M&E - 1.40%	618,630.2532	852,928.5565	424,344.5184	1,383,177.0050

M&E - 1.50%	1,137,462.6792	11,850,013.8563	4,224,900.8415	5,741,220.1392

M&E - 1.55%	586,403.5348	19,637,914.7774	17,785,994.0967	32,737,933.3017

M&E - 1.80%	—	200,144.8027	397,162.0078	1,246,996.3603

M&E - 2.00%	—	3,082.4987	2,932.6837	30,699.8464

M&E - 2.05%	—	612,577.0736	593,842.6077	6,681,777.7041

M&E - 2.30%	—	8,234.3391	4,481.5684	—

Accumulation unit value: Initial
M&E - 1.25%	$1.112886	$0.774544	$1.034152	$1.154522

M&E - 1.30%	—	$0.984054	$1.032777	$1.153001

M&E - 1.40%	$1.102643	$0.624061	$1.030063	$1.149960

M&E - 1.50%	$1.102842	$0.767566	$1.027353	$1.146954

M&E - 1.55%	$1.095813	$0.620178	$1.025998	$1.145445

M&E - 1.80%	—	$0.971196	$1.019281	$1.137939

M&E - 2.00%	—	$1.266456	$1.321391	$1.219711

M&E - 2.05%	—	$0.964837	$1.012632	$1.130502

M&E - 2.30%	—	$1.260252	$1.314944	$1.213736

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity- Income Subaccount	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount
Assets
Investment in securities:
Number of shares - Initial	5,558,273.483	3,000,116.908	1,148,347.108	232,646.026

Cost	$108,061,738	$57,858,795	$30,761,849	$3,097,503

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$146,460,506	$75,272,933	$36,333,702	$3,713,031
Receivable for units sold	36	—	—	—

Total assets	146,460,542	75,272,933	36,333,702	3,713,031

Liabilities
Payable for units redeemed	—	534	7	—

	$146,460,542	$75,272,399	$36,333,695	$3,713,031

Net Assets:
Deferred annuity contracts terminable by owners	$146,460,542	$75,272,399	$36,333,695	$3,713,031

Total net assets	$146,460,542	$75,272,399	$36,333,695	$3,713,031

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity- Income Subaccount	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	8,524,773.6696	5,426,079.8453	3,339,229.6175	1,180,853.1949

M&E - 1.30%	24,897,024.6573	10,453,433.3160	6,585,516.4650	—

M&E - 1.40%	5,311,705.2554	3,141,991.5551	1,034,920.2984	118,901.0244

M&E - 1.50%	21,910,676.8039	18,240,147.8086	10,723,087.0278	2,450,315.2262

M&E - 1.55%	65,610,694.4862	25,755,886.4646	20,689,413.3720	271,526.0949

M&E - 1.80%	978,775.8725	825,540.5014	340,255.2293	—

M&E - 2.00%	39,995.6447	6,954.3000	8,759.4002	—

M&E - 2.05%	4,607,500.5251	2,965,497.1327	1,215,275.7157	—

M&E - 2.30%	1,644.2912	1,948.1020	—	—

Accumulation unit value: Initial
M&E - 1.25%	$1.217763	$1.082525	$0.797318	$0.949257

M&E - 1.30%	$1.242763	$1.154787	$0.992121	—

M&E - 1.40%	$1.019188	$1.164636	$0.793008	$0.738821

M&E - 1.50%	$1.206785	$1.072770	$0.790140	$0.940705

M&E - 1.55%	$1.012189	$1.156611	$0.788705	$0.733732

M&E - 1.80%	$1.226508	$1.139689	$0.979170	—

M&E - 2.00%	$1.394496	$1.367371	$1.254545	—

M&E - 2.05%	$1.218498	$1.132263	$0.972781	—

M&E - 2.30%	$1.387678	$1.360683	$1.248415	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity- Income Subaccount	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount	STI Classic Capital Appreciation Subaccount	STI Classic Growth & Income Subaccount
Assets
Investment in securities:
Number of shares - Initial	8,495,414.632	6,734,848.881	6,538.871	3,566.724

Cost	$163,845,374	$68,539,540	$100,545	$38,744

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$253,842,989	$95,230,763	$107,368	$40,839
Receivable for units sold	—	29	—	28

Total assets	253,842,989	95,230,792	107,368	40,867

Liabilities
Payable for units redeemed	65	—	2	—

	$253,842,924	$95,230,792	$107,366	$40,867

Net Assets:
Deferred annuity contracts terminable by owners	$253,842,924	$95,230,792	$107,366	$40,867

Total net assets	$253,842,924	$95,230,792	$107,366	$40,867

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount	STI Classic Capital Appreciation Subaccount	STI Classic Growth & Income Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	11,451,242.5041	2,550,006.6344	—	—

M&E - 1.30%	26,682,337.4634	15,741,726.0656	13,065.3031	1,963.3784

M&E - 1.40%	5,603,251.9710	1,288,798.1757	—	—

M&E - 1.50%	42,429,335.4801	10,344,797.7668	46,319.2426	—

M&E - 1.55%	72,942,331.5588	39,487,033.5788	—	—

M&E - 1.80%	1,472,449.1424	901,148.9851	18,999.4913	14,913.1348

M&E - 2.00%	64,284.5703	12,694.3265	10,878.0391	12,728.4953

M&E - 2.05%	5,531,641.4385	2,850,357.1532	—	—

M&E - 2.30%	12,488.7887	12,133.0025	—	—

Accumulation unit value: Initial
M&E - 1.25%	$1.537512	$1.309575	—	—

M&E - 1.30%	$1.441197	$1.307865	$1.208669	$1.393010

M&E - 1.40%	$1.577251	$1.304413	—	—

M&E - 1.50%	$1.523667	$1.300991	$1.204693	$1.388432

M&E - 1.55%	$1.566373	$1.299278	—	—

M&E - 1.80%	$1.422355	$1.290779	$1.198775	$1.381604

M&E - 2.00%	$1.696510	$1.644209	$1.194849	$1.377100

M&E - 2.05%	$1.413088	$1.282351	—	—

M&E - 2.30%	$1.688213	$1.636169	$1.188990	$1.370344

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Fidelity -VIP Mid Cap Subaccount	Fidelity -VIP Value Strategies Subaccount	STI Classic Capital Appreciation Subaccount	STI Classic Growth & Income Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	STI Classic International Equity Subaccount	STI Classic Investment Grade Bond Subaccount	STI Classic Mid-Cap Equity Subaccount	STI Classic Small Cap Value Equity Subaccount
Assets
Investment in securities:
Number of shares - Initial	3,100.504	5,011.441	5,358.310	23,924.508

Cost	$29,795	$51,448	$55,039	$381,556

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$34,292	$51,818	$63,603	$438,536
Receivable for units sold	—	15	—	—

Total assets	34,292	51,833	63,603	438,536

Liabilities
Payable for units redeemed	4	—	11	2

	$34,288	$51,833	$63,592	$438,534

Net Assets:
Deferred annuity contracts terminable by owners	$34,288	$51,833	$63,592	$438,534

Total net assets	$34,288	$51,833	$63,592	$438,534

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	STI Classic International Equity Subaccount	STI Classic Investment Grade Bond Subaccount	STI Classic Mid-Cap Equity Subaccount	STI Classic Small Cap Value Equity Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	—	—	—	—

M&E - 1.30%	17,414.9086	30,898.8799	17,462.5860	192,385.6449

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	2,590.7222	30,390.5353

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	18,545.1195	16,336.2899

M&E - 2.00%	4,322.5636	19,686.7880	4,601.5021	22,029.8754

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.580961	$1.029239	$1.479351	$1.682412

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.575763	$1.025868	$1.474497	$1.676891

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.568012	$1.020809	$1.467228	$1.668650

M&E - 2.00%	$1.562884	$1.017462	$1.462443	$1.663179

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$1.555242	$1.012483	$1.455274	$1.655036

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	STI Classic International Equity Subaccount	STI Classic Investment Grade Bond Subaccount	STI Classic Mid-Cap Equity Subaccount	STI Classic Small Cap Value Equity Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	STI Classic Value Income Stock Subaccount	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation-Moderate Growth Fund II Subaccount
Assets
Investment in securities:
Number of shares - Initial	16,193.761	2,096.430	0.001	116,234.346

Cost	$210,619	$20,298	$—	$1,218,679

Number of shares—Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$231,895	$21,426	$—	$1,287,877
Receivable for units sold	—	—	—	—

Total assets	231,895	21,426	—	1,287,877

Liabilities
Payable for units redeemed	4	1	—	1

	$231,891	$21,425	$—	$1,287,876

Net Assets:
Deferred annuity contracts terminable by owners	$231,891	$21,425	$—	$1,287,876

Total net assets	$231,891	$21,425	$—	$1,287,876

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	STI Classic Value Income Stock Subaccount	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation-Moderate Growth Fund II Subaccount
Accumulation units outstanding: Initial
M&E - 1.25%	—	—	—	—

M&E - 1.30%	252.0876	20,997.4999	—	854,405.5115

M&E - 1.40%	—	—	—	—

M&E - 1.50%	16,704.1882	—	—	352,911.4901

M&E - 1.55%	—	—	—	—

M&E - 1.80%	151,357.7668	—	—	—

M&E - 2.00%	—	—	—	20,166.8352

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value: Initial
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.388406	$1.020371	$1.092265	$1.049665

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.383839	$1.019033	$1.090843	$1.048307

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.377034	$1.017036	$1.088712	$1.046243

M&E - 2.00%	$1.372525	$1.015726	$1.087296	$1.045097

M&E - 2.05%	—	—	—	—

M&E - 2.30%	$1.365818	$1.013735	$1.085174	$1.044125

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	STI Classic Value Income Stock Subaccount	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation-Moderate Growth Fund II Subaccount
Accumulation units outstanding: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value: Service
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Net investment income (loss)
Income:
Dividends	$201,582	$617,920	$1,246,452	$1,005,947
Expenses:
Administrative, mortality and expense risk charge	3,489,011	2,975,088	7,626,540	8,148,351

Net investment income (loss)	(3,287,429)	(2,357,168)	(6,380,088)	(7,142,404)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	2,019,992	2,649,392	4,382,101	3,426,621
Proceeds from sales	23,492,587	45,602,809	27,117,802	40,261,435
Cost of investments sold	18,022,498	36,112,966	21,487,361	31,516,021

Net realized capital gains (losses) on investments	7,490,081	12,139,235	10,012,542	12,172,035
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	37,756,379	28,090,856	79,853,309	89,862,086
End of period	63,208,539	34,523,331	126,228,383	150,404,726

Net change in unrealized appreciation/depreciation of investments	25,452,160	6,432,475	46,375,074	60,542,640

Net realized and unrealized capital gains (losses) on investments	32,942,241	18,571,710	56,387,616	72,714,675

Increase (decrease) in net assets from operations	$29,654,812	$16,214,542	$50,007,528	$65,572,271

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	American Century Large Company Value Subaccount	American Century International Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount
Net investment income (loss)
Income:
Dividends	$304,172	$—	$345,482	$376,025
Expenses:
Administrative, mortality and expense risk charge	461,965	975,604	1,483,380	1,994,578

Net investment income (loss)	(157,793)	(975,604)	(1,137,898)	(1,618,553)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	7,310,351	11,335,792	5,131,248	11,088,766
Cost of investments sold	6,562,556	9,029,496	6,689,347	10,814,632

Net realized capital gains (losses) on investments	747,795	2,306,296	(1,558,099)	274,134
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	5,139,698	13,159,518	12,536,212	23,094,314
End of period	8,431,683	19,603,170	24,645,507	34,775,847

Net change in unrealized appreciation/depreciation of investments	3,291,985	6,443,652	12,109,295	11,681,533

Net realized and unrealized capital gains (losses) on investments	4,039,780	8,749,948	10,551,196	11,955,667

Increase (decrease) in net assets from operations	$3,881,987	$7,774,344	$9,413,298	$10,337,114

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Capital Guardian Value Subaccount	Clarion Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount	Great Companies - AmericaSM Subaccount
Net investment income (loss)
Income:
Dividends	$2,779,248	$1,179,323	$—	$111,453
Expenses:
Administrative, mortality and expense risk charge	3,909,158	800,552	2,669,276	298,574

Net investment income (loss)	(1,129,910)	378,771	(2,669,276)	(187,121)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	1,127,724	—	—
Proceeds from sales	27,464,687	8,151,326	36,377,495	4,078,421
Cost of investments sold	26,861,212	5,988,786	35,136,857	3,527,225

Net realized capital gains (losses) on investments	603,475	3,290,264	1,240,638	551,196
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	16,198,553	9,707,469	24,617,189	3,393,584
End of period	54,565,826	21,448,571	51,310,828	3,031,788

Net change in unrealized appreciation/depreciation of investments	38,367,273	11,741,102	26,693,639	(361,796)

Net realized and unrealized capital gains (losses) on investments	38,970,748	15,031,366	27,934,277	189,400

Increase (decrease) in net assets from operations	$37,840,838	$15,410,137	$25,265,001	$2,279

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Great Companies - TechnologySM Subaccount	Transamerica Balanced (A/T) Subaccount	Templeton Great Companies - Global Subaccount	Janus Growth (A/T) Subaccount
Net investment income (loss)
Income:
Dividends	$—	$244,725	$—	$—
Expenses:
Administrative, mortality and expense risk charge	445,315	311,955	101,250	2,263,217

Net investment income (loss)	(445,315)	(67,230)	(101,250)	(2,263,217)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	126,442	—	—
Proceeds from sales	31,344,728	4,317,568	1,471,152	39,589,806
Cost of investments sold	26,886,336	3,737,633	2,014,601	31,432,570

Net realized capital gains (losses) on investments	4,458,392	706,377	(543,449)	8,157,236
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	4,544,567	2,487,233	(534,582)	29,751,366
End of period	2,349,163	3,738,836	1,005,461	43,703,787

Net change in unrealized appreciation/depreciation of investments	(2,195,404)	1,251,603	1,540,043	13,952,421

Net realized and unrealized capital gains (losses) on investments	2,262,988	1,957,980	996,594	22,109,657

Increase (decrease) in net assets from operations	$1,817,673	$1,890,750	$895,344	$19,846,440

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount
Net investment income (loss)
Income:
Dividends	$—	$916,762	$—	$5,870,991
Expenses:
Administrative, mortality and expense risk charge	396,630	1,792,754	285,321	1,599,656

Net investment income (loss)	(396,630)	(875,992)	(285,321)	4,271,335
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	402,050
Proceeds from sales	7,023,778	30,281,823	4,879,904	55,080,602
Cost of investments sold	11,179,419	39,409,446	5,260,836	47,396,838

Net realized capital gains (losses) on investments	(4,155,641)	(9,127,623)	(380,932)	8,085,814
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(3,002,572)	826,186	756,472	12,192,029
End of period	3,507,406	21,601,559	3,297,603	7,719,745

Net change in unrealized appreciation/depreciation of investments	6,509,978	20,775,373	2,541,131	(4,472,284)

Net realized and unrealized capital gains (losses) on investments	2,354,337	11,647,750	2,160,199	3,613,530

Increase (decrease) in net assets from operations	$1,957,707	$10,771,758	$1,874,878	$7,884,865

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Mercury Large Cap Value Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount
Net investment income (loss)
Income:
Dividends	$511,299	$2,605,538	$327,092	$424,965
Expenses:
Administrative, mortality and expense risk charge	768,216	2,567,010	2,196,157	342,539

Net investment income (loss)	(256,917)	38,528	(1,869,065)	82,426

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	916,114	2,559,809	—	843,214
Proceeds from sales	13,631,259	31,264,172	12,899,713	4,678,843
Cost of investments sold	12,719,400	29,353,626	12,441,965	3,798,707

Net realized capital gains (losses) on investments	1,827,973	4,470,355	457,748	1,723,350
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	8,716,492	5,260,861	20,360,890	2,560,082
End of period	15,139,783	5,431,033	32,382,321	3,311,602

Net change in unrealized appreciation/depreciation of investments	6,423,291	170,172	12,021,431	751,520

Net realized and unrealized capital gains (losses) on investments	8,251,264	4,640,527	12,479,179	2,474,870

Increase (decrease) in net assets from operations	$7,994,347	$4,679,055	$10,610,114	$2,557,296

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Fund Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$4,143,221	$248,438
Expenses:
Administrative, mortality and expense risk charge	1,700,371	760,986	1,695,419	41,962

Net investment income (loss)	(1,700,371)	(760,986)	2,447,802	206,476

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	563,321	36,352
Proceeds from sales	19,097,884	9,895,983	51,237,390	9,008,043
Cost of investments sold	17,706,874	8,168,339	49,343,328	9,067,994

Net realized capital gains (losses) on investments	1,391,010	1,727,644	2,457,383	(23,599)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	16,068,320	6,064,266	3,343,947	—
End of period	32,745,634	11,958,043	331,839	568

Net change in unrealized appreciation/depreciation of investments	16,677,314	5,893,777	(3,012,108)	568

Net realized and unrealized capital gains (losses) on investments	18,068,324	7,621,421	(554,725)	(23,031)

Increase (decrease) in net assets from operations	$16,367,953	$6,860,435	$1,893,077	$183,445

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount
Net investment income (loss)
Income:
Dividends	$4,038,915	$260,302	$—	$1,799,154
Expenses:
Administrative, mortality and expense risk charge	4,604,430	2,663,884	1,551,748	1,144,121

Net investment income (loss)	(565,515)	(2,403,582)	(1,551,748)	655,033

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	2,156,827	—	—	—
Proceeds from sales	38,084,575	18,717,420	40,972,428	13,472,150
Cost of investments sold	35,582,175	19,102,287	31,266,353	19,940,080

Net realized capital gains (losses) on investments	4,659,227	(384,867)	9,706,075	(6,467,930)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	23,770,375	(5,722,929)	22,768,164	(22,345,101)
End of period	59,261,428	11,526,617	23,381,619	(5,224,357)

Net change in unrealized appreciation/depreciation of investments	35,491,053	17,249,546	613,455	17,120,744

Net realized and unrealized capital gains (losses) on investments	40,150,280	16,864,679	10,319,530	10,652,814

Increase (decrease) in net assets from operations	$39,584,765	$14,461,097	$8,767,782	$11,307,847

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Van Kampen Large Cap Core Subaccount	Transamerica Money Market Subaccount	Van Kampen Emerging Growth Subaccount	AIM V.I. Basic Value Subaccount
Net investment income (loss)
Income:
Dividends	$2,559,863	$1,462,569	$—	$—
Expenses:
Administrative, mortality and expense risk charge	2,201,533	2,163,690	579,890	915,714

Net investment income (loss)	358,330	(701,121)	(579,890)	(915,714)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	(326)	—	—
Proceeds from sales	33,056,408	240,238,835	7,324,065	5,787,423
Cost of investments sold	42,913,706	240,238,835	7,646,758	4,272,712

Net realized capital gains (losses) on investments	(9,857,298)	(326)	(322,693)	1,514,711
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(31,505,984)	—	5,142,385	13,390,797
End of period	(6,207,201)	—	8,029,104	18,733,336

Net change in unrealized appreciation/depreciation of investments	25,298,783	—	2,886,719	5,342,539

Net realized and unrealized capital gains (losses) on investments	15,441,485	(326)	2,564,026	6,857,250

Increase (decrease) in net assets from operations	$15,799,815	$(701,447)	$1,984,136	$5,941,536

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Premier Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount
Net investment income (loss)
Income:
Dividends	$—	$592,382	$—	$—
Expenses:
Administrative, mortality and expense risk charge	153,478	1,160,037	392,788	281,163

Net investment income (loss)	(153,478)	(567,655)	(392,788)	(281,163)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	2,412,343	17,772,301	6,214,559	13,999,524
Cost of investments sold	1,853,681	17,588,446	5,870,245	11,047,927

Net realized capital gains (losses) on investments	558,662	183,855	344,314	2,951,597
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	2,106,348	9,972,392	3,429,808	3,020,015
End of period	2,173,415	17,282,591	5,059,609	3,069,620

Net change in unrealized appreciation/depreciation of investments	67,067	7,310,199	1,629,801	49,605

Net realized and unrealized capital gains (losses) on investments	625,729	7,494,054	1,974,115	3,001,202

Increase (decrease) in net assets from operations	$472,251	$6,926,399	$1,581,327	$2,720,039

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount
Net investment income (loss)
Income:
Dividends	$110,749	$304,087	$—	$1,026,027
Expenses:
Administrative, mortality and expense risk charge	49,027	489,296	424,536	1,047,614

Net investment income (loss)	61,722	(185,209)	(424,536)	(21,587)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	387,958	5,937,092	7,486,048	6,108,227
Cost of investments sold	271,437	6,439,077	5,897,359	5,202,591

Net realized capital gains (losses) on investments	116,521	(501,985)	1,588,689	905,636

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	886,801	3,267,863	5,405,490	7,943,651
End of period	1,236,858	4,858,519	5,255,065	13,464,935

Net change in unrealized appreciation/depreciation of investments	350,057	1,590,656	(150,425)	5,521,284

Net realized and unrealized capital gains (losses) on investments	466,578	1,088,671	1,438,264	6,426,920

Increase (decrease) in net assets from operations	$528,300	$903,462	$1,013,728	$6,405,333

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2004 Except as Noted

	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity- Income Subaccount	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount
Net investment income (loss)
Income:
Dividends	$259,919	$1,051,065	$45,716	$12,986
Expenses:
Administrative, mortality and expense risk charge	1,871,344	1,064,228	547,669	52,698

Net investment income (loss)	(1,611,425)	(13,163)	(501,953)	(39,712)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	273,914	—	—
Proceeds from sales	12,814,039	11,833,158	12,011,363	587,023
Cost of investments sold	10,959,690	11,318,753	10,049,416	586,338

Net realized capital gains (losses) on investments	1,854,349	788,319	1,961,947	685

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	22,013,803	11,638,935	6,866,875	389,054
End of period	38,398,768	17,414,138	5,571,853	615,528

Net change in unrealized appreciation/depreciation of investments	16,384,965	5,775,203	(1,295,022)	226,474

Net realized and unrealized capital gains (losses) on investments	18,239,314	6,563,522	666,925	227,159

Increase (decrease) in net assets from operations	$16,627,889	$6,550,359	$164,972	$187,447

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount	STI Classic Capital Appreciation Subaccount	STI Classic Growth & Income Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$198	$163
Expenses:
Administrative, mortality and expense risk charge	3,174,539	1,207,834	954	209

Net investment income (loss)	(3,174,539)	(1,207,834)	(756)	(46)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	195,172	—	—
Proceeds from sales	31,227,277	15,092,744	2,489	318
Cost of investments sold	24,024,305	9,424,383	2,295	301

Net realized capital gains (losses) on investments	7,202,972	5,863,533	194	17

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	48,474,292	21,291,556	484	—
End of period	89,997,615	26,691,223	6,823	2,095

Net change in unrealized appreciation/depreciation of investments	41,523,323	5,399,667	6,339	2,095

Net realized and unrealized capital gains (losses) on investments	48,726,295	11,263,200	6,533	2,112

Increase (decrease) in net assets from operations	$45,551,756	$10,055,366	$5,777	$2,066

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica LandmarkVariable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	STI Classic International Equity Subaccount	STI Classic Investment Grade Bond Subaccount	STI Classic Mid-Cap Equity Subaccount	STI Classic Small Cap Value Equity Subaccount
Net investment income (loss)
Income:
Dividends	$493	$998	$296	$645
Expenses:
Administrative, mortality and expense risk charge	287	467	558	2,935

Net investment income (loss)	206	531	(262)	(2,290)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,004	7,930	2,025	47,392
Cost of investments sold	1,025	8,261	1,944	46,996

Net realized capital gains (losses) on investments	(21)	(331)	81	396

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	4,497	370	8,564	56,980

Net change in unrealized appreciation/depreciation of investments	4,497	370	8,564	56,980

Net realized and unrealized capital gains (losses) on investments	4,476	39	8,645	57,376

Increase (decrease) in net assets from operations	$4,682	$570	$8,383	$55,086

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	STI Classic Value Income Stock Subaccount	MTB Large- Cap Growth Fund II Subaccount(1)	MTB Large- Cap Value Fund II Subaccount(1)	MTB Managed Allocation- Moderate Growth Fund II Subaccount(1)
Net investment income (loss)
Income:
Dividends	$2,392	$84	$—	$11,612
Expenses:
Administrative, mortality and expense risk charge	2,306	103	0	6,858

Net investment income (loss)	86	(19)	—	4,754

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	76,983	8,230	503	16,130
Cost of investments sold	76,101	8,279	500	16,053

Net realized capital gains (losses) on investments	882	(49)	3	77

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	21,276	1,128	—	69,198

Net change in unrealized appreciation/depreciation of investments	21,276	1,128	—	69,198

Net realized and unrealized capital gains (losses) on investments	22,158	1,079	3	69,275

Increase (decrease) in net assets from operations	$22,244	$1,060	$3	$74,029

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Asset Allocation - Growth Subaccount		Asset Allocation - Conservative Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(3,287,429)	$(1,743,153)	$(2,357,168)	$(1,896,477)
Net realized capital gains (losses) on investments	7,490,081	883,174	12,139,235	3,428,602
Net change in unrealized appreciation/depreciation of investments	25,452,160	38,059,143	6,432,475	27,507,436

Increase (decrease) in net assets from operations	29,654,812	37,199,164	16,214,542	29,039,561

Contract transactions
Net contract purchase payments	39,726,631	55,444,606	22,048,111	52,683,858
Transfer payments from (to) other subaccounts or general account	43,232,402	35,269,406	6,469,236	42,616,926
Contract terminations, withdrawals, and other deductions	(9,048,958)	(3,215,014)	(11,085,357)	(4,440,477)
Contract maintenance charges	(958,265)	(426,373)	(746,189)	(439,187)

Increase (decrease) in net assets from contract transactions	72,951,810	87,072,625	16,685,801	90,421,120

Net increase (decrease) in net assets	102,606,622	124,271,789	32,900,343	119,460,681

Net assets:
Beginning of the period	186,399,725	62,127,936	174,719,444	55,258,763

End of the period	$289,006,347	$186,399,725	$207,619,787	$174,719,444

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Asset Allocation - Moderate Subaccount		Asset Allocation - Moderate Growth Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(6,380,088)	$(4,717,260)	$(7,142,404)	$(4,642,061)
Net realized capital gains (losses) on investments	10,012,542	2,392,538	12,172,035	246,895
Net change in unrealized appreciation/depreciation of investments	46,375,074	80,011,859	60,542,640	90,174,916

Increase (decrease) in net assets from operations	50,007,528	77,687,137	65,572,271	85,779,750

Contract transactions
Net contract purchase payments	67,112,758	125,605,961	72,922,607	125,158,605
Transfer payments from (to) other subaccounts or general account	35,829,265	112,758,893	52,711,585	123,128,223
Contract terminations, withdrawals, and other deductions	(20,956,571)	(8,563,497)	(18,216,102)	(7,130,302)
Contract maintenance charges	(1,989,748)	(1,107,433)	(2,135,946)	(1,127,061)

Increase (decrease) in net assets from contract transactions	79,995,704	228,693,924	105,282,144	240,029,465

Net increase (decrease) in net assets	130,003,232	306,381,061	170,854,415	325,809,215

Net assets:
Beginning of the period	456,569,681	150,188,620	486,102,084	160,292,869

End of the period	$586,572,913	$456,569,681	$656,956,499	$486,102,084

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	American Century Large Company Value Subaccount		American Century International Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(157,793)	$(271,595)	$(975,604)	$(655,832)
Net realized capital gains (losses) on investments	747,795	(395,828)	2,306,296	29,792
Net change in unrealized appreciation/depreciation of investments	3,291,985	6,729,712	6,443,652	13,481,762

Increase (decrease) in net assets from operations	3,881,987	6,062,289	7,774,344	12,855,722

Contract transactions
Net contract purchase payments	1,379,155	4,172,183	2,840,793	8,164,472
Transfer payments from (to) other subaccounts or general account	4,001,628	2,410,288	401,239	26,731,865
Contract terminations, withdrawals, and other deductions	(1,568,300)	(798,395)	(2,640,225)	(992,316)
Contract maintenance charges	(115,973)	(89,537)	(246,746)	(166,094)

Increase (decrease) in net assets from contract transactions	3,696,510	5,694,539	355,061	33,737,927

Net increase (decrease) in net assets	7,578,497	11,756,828	8,129,405	46,593,649

Net assets:
Beginning of the period	29,929,992	18,173,164	64,716,130	18,122,481

End of the period	$37,508,489	$29,929,992	$72,845,535	$64,716,130

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Capital Guardian Global Subaccount		Capital Guardian U.S. Equity Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(1,137,898)	$(851,311)	$(1,618,553)	$(1,251,149)
Net realized capital gains (losses) on investments	(1,558,099)	(405,651)	274,134	(230,950)
Net change in unrealized appreciation/depreciation of investments	12,109,295	23,212,866	11,681,533	31,212,231

Increase (decrease) in net assets from operations	9,413,298	21,955,904	10,337,114	29,730,132

Contract transactions
Net contract purchase payments	6,264,268	13,036,620	8,549,307	19,979,250
Transfer payments from (to) other subaccounts or general account	16,314,527	9,831,536	1,366,686	17,399,207
Contract terminations, withdrawals, and other deductions	(4,136,513)	(1,987,848)	(5,048,792)	(2,374,918)
Contract maintenance charges	(344,321)	(215,757)	(477,861)	(334,886)

Increase (decrease) in net assets from contract transactions	18,097,961	20,664,551	4,389,340	34,668,653

Net increase (decrease) in net assets	27,511,259	42,620,455	14,726,454	64,398,785

Net assets:
Beginning of the period	88,778,450	46,157,995	126,414,747	62,015,962

End of the period	$116,289,709	$88,778,450	$141,141,201	$126,414,747

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Capital Guardian Value Subaccount		Clarion Real Estate Securities Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(1,129,910)	$(1,360,079)	$378,771	$349,142
Net realized capital gains (losses) on investments	603,475	(664,861)	3,290,264	600,000
Net change in unrealized appreciation/depreciation of investments	38,367,273	65,308,946	11,741,102	9,624,942

Increase (decrease) in net assets from operations	37,840,838	63,284,006	15,410,137	10,574,084

Contract transactions
Net contract purchase payments	11,222,469	25,150,775	2,992,430	8,665,248
Transfer payments from (to) other subaccounts or general account	5,086,771	17,681,694	7,723,584	9,601,804
Contract terminations, withdrawals, and other deductions	(22,456,971)	(14,428,175)	(2,461,672)	(983,448)
Contract maintenance charges	(739,572)	(535,469)	(212,224)	(126,191)

Increase (decrease) in net assets from contract transactions	(6,887,303)	27,868,825	8,042,118	17,157,413

Net increase (decrease) in net assets	30,953,535	91,152,831	23,452,255	27,731,497

Net assets:
Beginning of the period	259,146,904	167,994,073	46,145,789	18,414,292

End of the period	$290,100,439	$259,146,904	$69,598,044	$46,145,789

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Transamerica Small/Mid Cap Value Subaccount		Great Companies - AmericaSM Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(2,669,276)	$(2,135,346)	$(187,121)	$(178,607)
Net realized capital gains (losses) on investments	1,240,638	(17,658,567)	551,196	(111,446)
Net change in unrealized appreciation/ depreciation of investments	26,693,639	117,268,978	(361,796)	4,289,521

Increase (decrease) in net assets from operations	25,265,001	97,475,065	2,279	3,999,468

Contract transactions
Net contract purchase payments	1,171,892	1,428,428	1,163,156	4,708,734
Transfer payments from (to) other subaccounts or general account	(12,099,209)	(10,806,965)	(859,652)	875,531
Contract terminations, withdrawals, and other deductions	(21,251,092)	(14,625,456)	(845,188)	(806,129)
Contract maintenance charges	(391,238)	(338,014)	(84,306)	(67,285)

Increase (decrease) in net assets from contract transactions	(32,569,647)	(24,342,007)	(625,990)	4,710,851

Net increase (decrease) in net assets	(7,304,646)	73,133,058	(623,711)	8,710,319

Net assets:
Beginning of the period	195,941,291	122,808,233	21,095,003	12,384,684

End of the period	$188,636,645	$195,941,291	$20,471,292	$21,095,003

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Great Companies -TechnologySM Subaccount		Transamerica Balanced (A/T) Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(445,315)	$(223,310)	$(67,230)	$(231,375)
Net realized capital gains (losses) on investments	4,458,392	(640,598)	706,377	125,162
Net change in unrealized appreciation/ depreciation of investments	(2,195,404)	6,436,749	1,251,603	2,461,285

Increase (decrease) in net assets from operations	1,817,673	5,572,841	1,890,750	2,355,072

Contract transactions
Net contract purchase payments	1,351,656	3,418,964	980,328	7,303,676
Transfer payments from (to) other subaccounts or general account	6,905,436	8,922,228	(2,319,496)	3,803,568
Contract terminations, withdrawals, and other deductions	(1,188,588)	(353,920)	(894,816)	(331,319)
Contract maintenance charges	(116,955)	(64,528)	(85,871)	(53,494)

Increase (decrease) in net assets from contract transactions	6,951,549	11,922,744	(2,319,855)	10,722,431

Net increase (decrease) in net assets	8,769,222	17,495,585	(429,105)	13,077,503

Net assets:
Beginning of the period	25,000,512	7,504,927	22,119,978	9,042,475

End of the period	$33,769,734	$25,000,512	$21,690,873	$22,119,978

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Templeton Great Companies -Global Subaccount		Janus Growth (A/T) Subaccount
	2004	2003	2004	2003(1)
Operations
Net investment income (loss)	$(101,250)	$(16,045)	$(2,263,217)	$(1,571,235)
Net realized capital gains (losses) on investments	(543,449)	(289,207)	8,157,236	2,164,605
Net change in unrealized appreciation/ depreciation of investments	1,540,043	517,018	13,952,421	29,751,366

Increase (decrease) in net assets from operations	895,344	211,766	19,846,440	30,344,736

Contract transactions
Net contract purchase payments	729,626	1,027	969,382	1,213,269
Transfer payments from (to) other subaccounts or general account	10,376,436	(54,036)	(10,557,905)	148,994,624
Contract terminations, withdrawals, and other deductions	(393,703)	(81,899)	(20,784,625)	(12,650,499)
Contract maintenance charges	(23,121)	(2,821)	(230,752)	(154,258)

Increase (decrease) in net assets from contract transactions	10,689,238	(137,729)	(30,603,900)	137,403,136

Net increase (decrease) in net assets	11,584,582	74,037	(10,757,460)	167,747,872

Net assets:
Beginning of the period	1,186,545	1,112,508	167,747,872	—

End of the period	$12,771,127	$1,186,545	$156,990,412	$167,747,872

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Jennison Growth Subaccount		J.P. Morgan Enhanced Index Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(396,630)	$(357,697)	$(875,992)	$(928,989)
Net realized capital gains (losses) on investments	(4,155,641)	(3,750,937)	(9,127,623)	(3,123,097)
Net change in unrealized appreciation/ depreciation of investments	6,509,978	10,017,179	20,775,373	29,018,611

Increase (decrease) in net assets from operations	1,957,707	5,908,545	10,771,758	24,966,525

Contract transactions
Net contract purchase payments	524,818	2,353,026	4,227,541	14,166,178
Transfer payments from (to) other subaccounts or general account	(756,592)	2,111,099	(5,755,071)	8,065,737
Contract terminations, withdrawals, and other deductions	(2,323,795)	(1,138,365)	(8,729,320)	(4,071,153)
Contract maintenance charges	(74,669)	(66,859)	(482,440)	(361,379)

Increase (decrease) in net assets from contract transactions	(2,630,238)	3,258,901	(10,739,290)	17,799,383

Net increase (decrease) in net assets	(672,531)	9,167,446	32,468	42,765,908

Net assets:
Beginning of the period	28,802,006	19,634,560	121,527,652	78,761,744

End of the period	$28,129,475	$28,802,006	$121,560,120	$121,527,652

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Marsico Growth Subaccount		MFS High Yield Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(285,321)	$(151,964)	$4,271,335	$(410,719)
Net realized capital gains (losses) on investments	(380,932)	(333,439)	8,085,814	3,138,972
Net change in unrealized appreciation/ depreciation of investments	2,541,131	2,649,527	(4,472,284)	11,559,959

Increase (decrease) in net assets from operations	1,874,878	2,164,124	7,884,865	14,288,212

Contract transactions
Net contract purchase payments	1,393,477	783,791	3,265,100	21,537,469
Transfer payments from (to) other subaccounts or general account	1,944,071	8,196,666	(7,443,630)	32,016,397
Contract terminations, withdrawals, and other deductions	(1,003,207)	(460,698)	(5,861,624)	(3,927,512)
Contract maintenance charges	(72,887)	(41,656)	(401,995)	(291,842)

Increase (decrease) in net assets from contract transactions	2,261,454	8,478,103	(10,442,149)	49,334,512

Net increase (decrease) in net assets	4,136,332	10,642,227	(2,557,284)	63,622,724

Net assets:
Beginning of the period	18,177,033	7,534,806	119,636,047	56,013,323

End of the period	$22,313,365	$18,177,033	$117,078,763	$119,636,047

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Mercury Large Cap Value Subaccount		PIMCO Total Return Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(256,917)	$(273,431)	$38,528	$(498,710)
Net realized capital gains (losses) on investments	1,827,973	(962,266)	4,470,355	3,443,502
Net change in unrealized appreciation/depreciation of investments	6,423,291	12,309,230	170,172	2,155,141

Increase (decrease) in net assets from operations	7,994,347	11,073,533	4,679,055	5,099,933

Contract transactions
Net contract purchase payments	1,627,542	5,931,141	8,303,813	56,716,056
Transfer payments from (to) other subaccounts or general account	(5,277,187)	8,265,801	(5,749,170)	8,787,003
Contract terminations, withdrawals, and other deductions	(2,726,985)	(1,949,524)	(10,766,005)	(4,872,316)
Contract maintenance charges	(188,643)	(149,185)	(675,455)	(554,559)

Increase (decrease) in net assets from contract transactions	(6,565,273)	12,098,233	(8,886,817)	60,076,184

Net increase (decrease) in net assets	1,429,074	23,171,766	(4,207,762)	65,176,117

Net assets:
Beginning of the period	55,521,454	32,349,688	173,400,908	108,224,791

End of the period	$56,950,528	$55,521,454	$169,193,146	$173,400,908

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Salomon All Cap Subaccount		Transamerica Convertible Securities Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(1,869,065)	$(1,242,038)	$82,426	$(176,482)
Net realized capital gains (losses) on investments	457,748	(1,103,735)	1,723,350	155,314
Net change in unrealized appreciation/ depreciation of investments	12,021,431	36,849,273	751,520	2,566,375

Increase (decrease) in net assets from operations	10,610,114	34,503,500	2,557,296	2,545,207

Contract transactions
Net contract purchase payments	6,774,747	14,836,384	1,981,825	4,283,392
Transfer payments from (to) other subaccounts or general account	(2,259,978)	10,475,742	4,085,051	8,029,194
Contract terminations, withdrawals, and other deductions	(5,957,389)	(3,409,261)	(1,200,421)	(450,759)
Contract maintenance charges	(554,663)	(446,690)	(83,757)	(42,323)

Increase (decrease) in net assets from contract transactions	(1,997,283)	21,456,175	4,782,698	11,819,504

Net increase (decrease) in net assets	8,612,831	55,959,675	7,339,994	14,364,711

Net assets:
Beginning of the period	144,413,715	88,454,040	19,472,282	5,107,571

End of the period	$153,026,546	$144,413,715	$26,812,276	$19,472,282

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Transamerica Equity Subaccount		Transamerica Growth Opportunities Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(1,700,371)	$(1,152,441)	$(760,986)	$(379,376)
Net realized capital gains (losses) on investments	1,391,010	(2,703,332)	1,727,644	(449,834)
Net change in unrealized appreciation/ depreciation of investments	16,677,314	24,646,003	5,893,777	7,937,158

Increase (decrease) in net assets from operations	16,367,953	20,790,230	6,860,435	7,107,948

Contract transactions
Net contract purchase payments	5,890,652	12,556,086	2,080,231	5,050,430
Transfer payments from (to) other subaccounts or general account	35,382,409	2,358,528	30,544,604	1,230,298
Contract terminations, withdrawals, and other deductions	(4,998,025)	(2,849,641)	(2,066,473)	(835,102)
Contract maintenance charges	(433,836)	(292,677)	(193,003)	(93,986)

Increase (decrease) in net assets from contract transactions	35,841,200	11,772,296	30,365,359	5,351,640

Net increase (decrease) in net assets	52,209,153	32,562,526	37,225,794	12,459,588

Net assets:
Beginning of the period	91,870,894	59,308,368	31,957,044	19,497,456

End of the period	$144,080,047	$91,870,894	$69,182,838	$31,957,044

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Transamerica U.S. Government Securities Subaccount		Transamerica U.S. Government Securities-PAM Fund Subaccount
	2004	2003	2004	2003(1)
Operations
Net investment income (loss)	$2,447,802	$890,934	$206,476	$—
Net realized capital gains (losses) on investments	2,457,383	1,860,016	(23,599)	4
Net change in unrealized appreciation/depreciation of investments	(3,012,108)	(719,434)	568	—

Increase (decrease) in net assets from operations	1,893,077	2,031,516	183,445	4

Contract transactions
Net contract purchase payments	3,612,457	20,209,875	—	—
Transfer payments from (to) other subaccounts or general account	(21,110,473)	(14,329,972)	(8,442)	699
Contract terminations, withdrawals, and other deductions	(11,265,088)	(12,573,608)	(132,849)	(703)
Contract maintenance charges	(341,606)	(378,279)	(294)	—

Increase (decrease) in net assets from contract transactions	(29,104,710)	(7,071,984)	(141,585)	(4)

Net increase (decrease) in net assets	(27,211,633)	(5,040,468)	41,860	—

Net assets:
Beginning of the period	131,685,050	136,725,518	—	—

End of the period	$104,473,417	$131,685,050	$41,860	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	T. Rowe Price Equity Income Subaccount		T. Rowe Price Growth Stock Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(565,515)	$(1,905,861)	$(2,403,582)	$(2,162,947)
Net realized capital gains (losses) on investments	4,659,227	1,502,949	(384,867)	(1,227,019)
Net change in unrealized appreciation/depreciation of investments	35,491,053	61,167,553	17,249,546	44,062,141

Increase (decrease) in net assets from operations	39,584,765	60,764,641	14,461,097	40,672,175

Contract transactions
Net contract purchase payments	10,157,052	29,963,246	6,734,637	16,683,818
Transfer payments from (to) other subaccounts or general account	9,672,155	22,411,220	(1,294,382)	12,896,988
Contract terminations, withdrawals, and other deductions	(29,479,727)	(19,755,240)	(14,422,426)	(9,970,531)
Contract maintenance charges	(856,418)	(610,687)	(493,229)	(381,166)

Increase (decrease) in net assets from contract transactions	(10,506,938)	32,008,539	(9,475,400)	19,229,109

Net increase (decrease) in net assets	29,077,827	92,773,180	4,985,697	59,901,284

Net assets:
Beginning of the period	312,883,255	220,110,075	185,540,374	125,639,090

End of the period	$341,961,082	$312,883,255	$190,526,071	$185,540,374

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	T. Rowe Price Small Cap Subaccount		Van Kampen Active International Allocation Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(1,551,748)	$(1,122,971)	$655,033	$(275,662)
Net realized capital gains (losses) on investments	9,706,075	(862,364)	(6,467,930)	(5,878,267)
Net change in unrealized appreciation/ depreciation of investments	613,455	27,767,121	17,120,744	24,734,372

Increase (decrease) in net assets from operations	8,767,782	25,781,786	11,307,847	18,580,443

Contract transactions
Net contract purchase payments	5,616,155	15,624,958	1,698,729	3,315,957
Transfer payments from (to) other subaccounts or general account	(11,970,909)	29,579,272	11,228,893	823,555
Contract terminations, withdrawals, and other deductions	(4,365,215)	(2,343,008)	(9,067,310)	(6,583,876)
Contract maintenance charges	(402,762)	(270,375)	(155,709)	(111,336)

Increase (decrease) in net assets from contract transactions	(11,122,731)	42,590,847	3,704,603	(2,555,700)

Net increase (decrease) in net assets	(2,354,949)	68,372,633	15,012,450	16,024,743

Net assets:
Beginning of the period	112,300,965	43,928,332	77,068,874	61,044,131

End of the period	$109,946,016	$112,300,965	$92,081,324	$77,068,874

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Van Kampen Large Cap Core Subaccount		Transamerica Money Market Subaccount
	2004	2003	2004	2003(1)
Operations
Net investment income (loss)	$358,330	$732,867	$(701,121)	$(926,468)
Net realized capital gains (losses) on investments	(9,857,298)	(23,253,535)	(326)	410
Net change in unrealized appreciation/ depreciation of investments	25,298,783	51,520,935	—	—

Increase (decrease) in net assets from operations	15,799,815	29,000,267	(701,447)	(926,058)

Contract transactions
Net contract purchase payments	1,253,463	3,376,285	18,295,607	25,055,993
Transfer payments from (to) other subaccounts or general account	(6,934,844)	(15,890,922)	(13,291,731)	140,014,418
Contract terminations, withdrawals, and other deductions	(21,212,904)	(20,282,368)	(30,976,084)	(30,806,358)
Contract maintenance charges	(244,254)	(265,264)	(536,038)	(378,120)

Increase (decrease) in net assets from contract transactions	(27,138,539)	(33,062,269)	(26,508,246)	133,885,933

Net increase (decrease) in net assets	(11,338,724)	(4,062,002)	(27,209,693)	132,959,875

Net assets:
Beginning of the period	163,593,242	167,655,244	132,959,875	—

End of the period	$152,254,518	$163,593,242	$105,750,182	$132,959,875

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Van Kampen Emerging Growth Subaccount		AIM V.I. Basic Value Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(579,890)	$(522,788)	$(915,714)	$(637,751)
Net realized capital gains (losses) on investments	(322,693)	(2,082,031)	1,514,711	(94,246)
Net change in unrealized appreciation/ depreciation of investments	2,886,719	11,100,581	5,342,539	13,897,810

Increase (decrease) in net assets from operations	1,984,136	8,495,762	5,941,536	13,165,813

Contract transactions
Net contract purchase payments	1,834,676	6,497,137	4,177,222	12,024,633
Transfer payments from (to) other subaccounts or general account	(4,191,676)	868,820	4,260,008	9,052,154
Contract terminations, withdrawals, and other deductions	(1,657,061)	(872,986)	(2,277,510)	(833,390)
Contract maintenance charges	(150,134)	(137,344)	(231,404)	(158,063)

Increase (decrease) in net assets from contract transactions	(4,164,195)	6,355,627	5,928,316	20,085,334

Net increase (decrease) in net assets	(2,180,059)	14,851,389	11,869,852	33,251,147

Net assets:
Beginning of the period	42,083,725	27,232,336	58,032,037	24,780,890

End of the period	$39,903,666	$42,083,725	$69,901,889	$58,032,037

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	AIM V.I. Capital Appreciation Subaccount		AllianceBernstein Growth & Income Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(153,478)	$(114,107)	$(567,655)	$(401,327)
Net realized capital gains (losses) on investments	558,662	37,128	183,855	(815,525)
Net change in unrealized appreciation/ depreciation of investments	67,067	2,163,913	7,310,199	19,029,644

Increase (decrease) in net assets from operations	472,251	2,086,934	6,926,399	17,812,792

Contract transactions
Net contract purchase payments	383,848	2,593,932	3,164,903	7,250,467
Transfer payments from (to) other subaccounts or general account	(267,308)	2,563,864	(10,533,058)	10,347,000
Contract terminations, withdrawals, and other deductions	(890,054)	(206,875)	(3,465,781)	(2,211,432)
Contract maintenance charges	(39,197)	(26,115)	(301,609)	(254,718)

Increase (decrease) in net assets from contract transactions	(812,711)	4,924,806	(11,135,545)	15,131,317

Net increase (decrease) in net assets	(340,460)	7,011,740	(4,209,146)	32,944,109

Net assets:
Beginning of the period	10,927,163	3,915,423	83,151,445	50,207,336

End of the period	$10,586,703	$10,927,163	$78,942,299	$83,151,445

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	AllianceBernstein Premier Growth Subaccount		Janus Aspen - Mid Cap Growth Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(392,788)	$(363,884)	$(281,163)	$(191,585)
Net realized capital gains (losses) on investments	344,314	(1,542,195)	2,951,597	(524,782)
Net change in unrealized appreciation/ depreciation of investments	1,629,801	6,902,316	49,605	4,467,074

Increase (decrease) in net assets from operations	1,581,327	4,996,237	2,720,039	3,750,707

Contract transactions
Net contract purchase payments	702,426	3,640,523	839,602	1,512,288
Transfer payments from (to) other subaccounts or general account	(2,676,559)	1,730,347	(5,489,199)	8,538,106
Contract terminations, withdrawals, and other deductions	(931,173)	(665,039)	(1,169,221)	(884,042)
Contract maintenance charges	(101,768)	(91,900)	(72,431)	(45,469)

Increase (decrease) in net assets from contract transactions	(3,007,074)	4,613,931	(5,891,249)	9,120,883

Net increase (decrease) in net assets	(1,425,747)	9,610,168	(3,171,210)	12,871,590

Net assets:
Beginning of the period	27,839,788	18,229,620	20,540,897	7,669,307

End of the period	$26,414,041	$27,839,788	$17,369,687	$20,540,897

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Janus Aspen - Mid Cap Value Subaccount		Janus Aspen - Worldwide Growth Subaccount
	2004	2003(1)	2004	2003
Operations
Net investment income (loss)	$61,722	$(26,219)	$(185,209)	$(177,898)
Net realized capital gains (losses) on investments	116,521	49,598	(501,985)	(1,073,713)
Net change in unrealized appreciation/depreciation of investments	350,057	886,801	1,590,656	8,166,716

Increase (decrease) in net assets from operations	528,300	910,180	903,462	6,915,105

Contract transactions
Net contract purchase payments	36,715	73,035	1,681,282	5,508,095
Transfer payments from (to) other subaccounts or general account	(90,275)	2,501,854	(3,684,032)	(508,573)
Contract terminations, withdrawals, and other deductions	(206,088)	(54,314)	(1,260,430)	(1,179,774)
Contract maintenance charges	(9,716)	(4,079)	(134,226)	(116,205)

Increase (decrease) in net assets from contract transactions	(269,364)	2,516,496	(3,397,406)	3,703,543

Net increase (decrease) in net assets	258,936	3,426,676	(2,493,944)	10,618,648

Net assets:
Beginning of the period	3,426,676	—	36,413,229	25,794,581

End of the period	$3,685,612	$3,426,676	$33,919,285	$36,413,229

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	MFS New Discovery Subaccount		MFS Total Return Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(424,536)	$(300,213)	$(21,587)	$36,027
Net realized capital gains (losses) on investments	1,588,689	269,901	905,636	53,388
Net change in unrealized appreciation/depreciation of investments	(150,425)	5,743,967	5,521,284	7,721,734

Increase (decrease) in net assets from operations	1,013,728	5,713,655	6,405,333	7,811,149

Contract transactions
Net contract purchase payments	2,564,874	5,948,628	3,845,100	19,403,420
Transfer payments from (to) other subaccounts or general account	1,572,715	6,319,245	3,192,249	12,684,870
Contract terminations, withdrawals, and other deductions	(1,550,434)	(335,163)	(2,900,992)	(935,263)
Contract maintenance charges	(107,416)	(69,638)	(273,325)	(167,203)

Increase (decrease) in net assets from contract transactions	2,479,739	11,863,072	3,863,032	30,985,824

Net increase (decrease) in net assets	3,493,467	17,576,727	10,268,365	38,796,973

Net assets:
Beginning of the period	28,185,440	10,608,713	65,636,130	26,839,157

End of the period	$31,678,907	$28,185,440	$75,904,495	$65,636,130

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Fidelity - VIP Contrafund® Subaccount		Fidelity - VIP Equity-Income Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(1,611,425)	$(1,117,547)	$(13,163)	$(55,117)
Net realized capital gains (losses) on investments	1,854,349	107,260	788,319	(778,682)
Net change in unrealized appreciation/depreciation of investments	16,384,965	24,816,786	5,775,203	15,859,032

Increase (decrease) in net assets from operations	16,627,889	23,806,499	6,550,359	15,025,233

Contract transactions
Net contract purchase payments	8,400,339	21,816,361	2,833,339	9,902,147
Transfer payments from (to) other subaccounts or general account	10,153,273	18,339,853	(2,725,708)	10,119,061
Contract terminations, withdrawals, and other deductions	(6,176,792)	(2,041,645)	(2,984,262)	(1,585,648)
Contract maintenance charges	(498,802)	(313,047)	(278,123)	(193,833)

Increase (decrease) in net assets from contract transactions	11,878,018	37,801,522	(3,154,754)	18,241,727

Net increase (decrease) in net assets	28,505,907	61,608,021	3,395,605	33,266,960

Net assets:
Beginning of the period	117,954,635	56,346,614	71,876,794	38,609,834

End of the period	$146,460,542	$117,954,635	$75,272,399	$71,876,794

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Fidelity - VIP Growth Subaccount		Fidelity - VIP Growth Opportunities Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(501,953)	$(373,399)	$(39,712)	$(34,996)
Net realized capital gains (losses) on investments	1,961,947	(1,420,036)	685	(77,630)
Net change in unrealized appreciation/depreciation of investments	(1,295,022)	9,455,337	226,474	1,026,134

Increase (decrease) in net assets from operations	164,972	7,661,902	187,447	913,508

Contract transactions
Net contract purchase payments	1,750,263	5,699,508	28,813	53,567
Transfer payments from (to) other subaccounts or general account	845,924	4,260,961	(289,512)	(130,704)
Contract terminations, withdrawals, and other deductions	(1,639,269)	(902,881)	(220,882)	(191,343)
Contract maintenance charges	(147,269)	(102,348)	(12,745)	(13,739)

Increase (decrease) in net assets from contract transactions	809,649	8,955,240	(494,326)	(282,219)

Net increase (decrease) in net assets	974,621	16,617,142	(306,879)	631,289

Net assets:
Beginning of the period	35,359,074	18,741,932	4,019,910	3,388,621

End of the period	$36,333,695	$35,359,074	$3,713,031	$4,019,910

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Fidelity - VIP Mid Cap Subaccount		Fidelity - VIP Value Strategies Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(3,174,539)	$(1,870,204)	$(1,207,834)	$(733,649)
Net realized capital gains (losses) on investments	7,202,972	273,381	5,863,533	1,674,799
Net change in unrealized appreciation/depreciation of investments	41,523,323	53,425,249	5,399,667	21,524,081

Increase (decrease) in net assets from operations	45,551,756	51,828,426	10,055,366	22,465,231

Contract transactions
Net contract purchase payments	10,079,757	25,867,801	6,045,804	13,634,013
Transfer payments from (to) other subaccounts or general account	7,359,726	26,537,523	4,671,156	22,407,039
Contract terminations, withdrawals, and other deductions	(10,416,374)	(5,328,860)	(3,264,341)	(745,134)
Contract maintenance charges	(796,216)	(539,279)	(320,539)	(187,000)

Increase (decrease) in net assets from contract transactions	6,226,893	46,537,185	7,132,080	35,108,918

Net increase (decrease) in net assets	51,778,649	98,365,611	17,187,446	57,574,149

Net assets:
Beginning of the period	202,064,275	103,698,664	78,043,346	20,469,197

End of the period	$253,842,924	$202,064,275	$95,230,792	$78,043,346

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	STI Classic Capital Appreciation Subaccount		STI Classic Growth & Income Subaccount
	2004	2003(1)	2004	2003(1)
Operations
Net investment income (loss)	$(756)	$(43)	$(46)	$(4)
Net realized capital gains (losses) on investments	194	53	17	91
Net change in unrealized appreciation/depreciation of investments	6,339	484	2,095	—

Increase (decrease) in net assets from operations	5,777	494	2,066	87

Contract transactions
Net contract purchase payments	28,978	6,581	18,747	500
Transfer payments from (to) other subaccounts or general account	58,618	8,984	20,054	1
Contract terminations, withdrawals, and other deductions	(1,511)	(548)	—	(588)
Contract maintenance charges	(7)	—	—	—

Increase (decrease) in net assets from contract transactions	86,078	15,017	38,801	(87)

Net increase (decrease) in net assets	91,855	15,511	40,867	—

Net assets:
Beginning of the period	15,511	—	—	—

End of the period	$107,366	$15,511	$40,867	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	STI Classic International Equity Subaccount		STI Classic Investment Grade Bond Subaccount
	2004	2003(1)	2004	2003(1)
Operations
Net investment income (loss)	$206	$(2)	$531	$15
Net realized capital gains (losses) on investments	(21)	132	(331)	(9)
Net change in unrealized appreciation/depreciation of investments	4,497	—	370	—

Increase (decrease) in net assets from operations	4,682	130	570	6

Contract transactions
Net contract purchase payments	7,311	500	52,985	500
Transfer payments from (to) other subaccounts or general account	22,295	—	(850)	(10)
Contract terminations, withdrawals, and other deductions	—	(630)	(872)	(496)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	29,606	(130)	51,263	(6)

Net increase (decrease) in net assets	34,288	—	51,833	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$34,288	$—	$51,833	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	STI Classic Mid-Cap Equity Subaccount		STI Classic Small Cap Value Equity Subaccount
	2004	2003(1)	2004	2003(1)
Operations
Net investment income (loss)	$(262)	$(6)	$(2,290)	$(5)
Net realized capital gains (losses) on investments	81	115	396	158
Net change in unrealized appreciation/depreciation of investments	8,564	—	56,980	—

Increase (decrease) in net assets from operations	8,383	109	55,086	153

Contract transactions
Net contract purchase payments	9,269	500	209,464	500
Transfer payments from (to) other subaccounts or general account	45,940	3	193,724	2
Contract terminations, withdrawals, and other deductions	—	(612)	(19,715)	(655)
Contract maintenance charges	—	—	(25)	—

Increase (decrease) in net assets from contract transactions	55,209	(109)	383,448	(153)

Net increase (decrease) in net assets	63,592	—	438,534	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$63,592	$—	$438,534	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	STI Classic Value Income Stock Subaccount		MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount
	2004	2003(1)	2004(1)	2004(1)
Operations
Net investment income (loss)	$86	$(2)	$(19)	$—
Net realized capital gains (losses) on investments	882	84	(49)	3
Net change in unrealized appreciation/depreciation of investments	21,276	—	1,128	—

Increase (decrease) in net assets from operations	22,244	82	1,060	3

Contract transactions
Net contract purchase payments	350	500	10,500	500
Transfer payments from (to) other subaccounts or general account	209,297	1	18,008	—
Contract terminations, withdrawals, and other deductions	—	(583)	(8,143)	(503)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	209,647	(82)	20,365	(3)

Net increase (decrease) in net assets	231,891	—	21,425	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$231,891	$—	$21,425	$—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

MTB Managed Allocation-Moderate Growth Fund II Subaccount
2004(1)
Operations
Net investment income (loss)	$4,754
Net realized capital gains (losses) on investments	77
Net change in unrealized appreciation/depreciation of investments	69,198

Increase (decrease) in net assets from operations	74,029

Contract transactions
Net contract purchase payments	1,115,835
Transfer payments from (to) other subaccounts or general account	107,775
Contract terminations, withdrawals, and other deductions	(9,763)
Contract maintenance charges	—

Increase (decrease) in net assets from contract transactions	1,213,847

Net increase (decrease) in net assets	1,287,876

Net assets:
Beginning of the period	—

End of the period	$1,287,876

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2004

1. Organization and Summary of Significant Accounting Policies

Organization

The Transamerica Life Insurance Company Separate Account VA B (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Mutual Fund Account consists of multiple investment subaccounts. Activity in these specific investment subaccounts except for those of the STI Classic Variable Trust and MTB Group of Funds-Class VA are available to contract owners of The Transamerica Landmark Variable Annuity, The Transamerica Freedom Variable Annuity, and The Transamerica Landmark ML Variable Annuity, issued by Transamerica Life. All amounts reported herein represent the activity related to contract owners of The Transamerica Landmark Variable Annuity only. The STI Classic Variable Trust subaccounts are available to the contract owners of The Transamerica Landmark Suntrust Variable Annuity. The MTB Group of Funds-Class VA subaccounts are available to the contract owners of The Transamerica Landmark Select Variable Annuity. The remaining subaccounts (not included herein) are available to the contract owners of The Transamerica Landmark ML Variable Annuity. Activity in all but one of these specific subaccounts is available to contract owners. The Transamerica U.S. Government Securities-PAM-Service Class subaccount ("PAM") (formerly Transamerica U.S. Government Securities-Safe Fund-Service Class) was added on November 3, 2003 solely to facilitate a contract owner purchase option. If this option is elected, assets are automatically allocated from the contract owner's other subaccounts into the "PAM" when the policy value has dropped relative to the guaranteed amount.

Subaccount Investment by Fund:

AEGON/Transamerica Series Fund, Inc.:

Asset Allocation-Growth Portfolio

Asset Allocation-Conservative Portfolio

Asset Allocation-Moderate Portfolio

Asset Allocation-Moderate Growth Portfolio

American Century Large Company Value

American Century International

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Clarion Real Estate Securities

Transamerica Small/Mid Cap Value

Great Companies-AmericaSM

Great Companies-TechnologySM

Transamerica Balanced (A/T)

Templeton Great Companies-Global

Janus Growth (A/T)

Jennison Growth

J.P. Morgan Enhanced Index

Marsico Growth

MFS High Yield

Mercury Large Cap Value

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2004

1. Organization and Summary of Significant Accounting Policies (continued)

    Subaccount Investment by Fund: (continued)

PIMCO Total Return

Salomon All Cap

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica U.S. Government Securities

Transamerica U.S. Government Securities-PAM Fund

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Van Kampen Active International Allocation

Van Kampen Large Cap Core

Transamerica Money Market

Van Kampen Emerging Growth

AIM Variable Insurance Funds-Series II:

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

AllianceBernstein Variable Products Series Fund, Inc.-Class B:

AllianceBernstein Growth & Income Portfolio

AllianceBernstein Premier Growth Portfolio

Janus Aspen Series-Service Shares:

Janus Aspen-Mid Cap Growth Portfolio

Janus Aspen-Mid Cap Value Portfolio

Janus Aspen-Worldwide Growth

MFS® Variable Insurance TrustSM-Service Class:

MFS New Discovery Series

MFS Total Return Series

Variable Insurance Products Fund-Service Class 2:

Fidelity-VIP Contrafund® Portfolio

Fidelity-VIP Equity-Income Portfolio

Fidelity-VIP Growth Portfolio

Fidelity-VIP Growth Opportunities Portfolio

Fidelity-VIP Mid Cap Portfolio

Fidelity-VIP Value Strategies Portfolio

STI Classic Variable Trust:

STI Classic Capital Appreciation Fund

STI Classic Growth & Income Fund

STI Classic International Equity Fund

STI Classic Investment Grade Bond Fund

STI Classic Mid-Cap Equity Fund

STI Classic Small Cap Value Equity Fund

STI Classic Value Income Stock Fund

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2004

1. Organization and Summary of Significant Accounting Policies (continued)

    Subaccount Investment by Fund: (continued)

    MTB Group of Funds - Class VA

MTB Large-Cap Growth Fund II

MTB Large-Cap Value Fund II

MTB Managed Allocation-Moderate Growth Fund II

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
American Century Large Company Value	May 1, 2001

American Century International	May 1, 2001

Great Companies-AmericaSM	May 1, 2001

Great Companies-TechnologySM	May 1, 2001

Transamerica Growth Opportunities	May 1, 2001

Van Kampen Emerging Growth	May 1, 2001

AllianceBernstein Growth & Income	May 1, 2001

AllianceBernstein Premier Growth	May 1, 2001

Fidelity-VIP Growth	May 1, 2001

Asset Allocation-Growth	May 1, 2002

Asset Allocation-Conservative	May 1, 2002

Asset Allocation - Moderate	May 1, 2002

Asset Allocation-Moderate Growth	May 1, 2002

Clarion Real Estate Securities	May 1, 2002

Transamerica Balanced (A/T)	May 1, 2002

PIMCO Total Return	May 1, 2002

Transamerica Convertible Securities	May 1, 2002

AIM V.I. Basic Value	May 1, 2002

AIM V.I. Capital Appreciation	May 1, 2002

MFS New Discovery	May 1, 2002

MFS Total Return	May 1, 2002

Fidelity - VIP Value Strategies	May 1, 2002

Transamerica Money Market	May 1, 2003

Janus Growth (A/T)	May 1, 2003

Janus Aspen-Mid Cap Value	May 1, 2003

STI Classic Capital Appreciation	May 1, 2003

STI Classic Growth & Income	May 1, 2003

STI Classic International Equity	May 1, 2003

STI Classic Investment Grade Bond	May 1, 2003

STI Classic Mid-Cap Equity	May 1, 2003

STI Classic Small Cap Value Equity	May 1, 2003

STI Classic Value Income Stock	May 1, 2003

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2004

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows (continued):

Subaccount	Inception Date
Transamerica U.S. Government Securities-Safe Fund	November 3, 2003

MTB Large-Cap Growth Fund II	May 1, 2004

MTB Large-Cap Value Fund II	May 1, 2004

MTB Managed Allocation-Moderate Growth Fund II	May 1, 2004

The following Portfolio mergers were made effective May 1, 2004:

Portfolio	Formerly
Transamerica Equity	Alger Aggressive Growth

Great Companies-TechnologySM	BlackRock Global Science & Technology Opportunities

Transamerica Equity	BlackRock Mid Cap Growth

Janus Global (A/T)	Templeton Great Companies - Global

Transamerica Growth Opportunities	PBHG Mid Cap Growth

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2004:

Portfolio	Formerly
Templeton Great Companies - Global	Janus Global (A/T)

Transamerica Small/Mid Cap Value	Dreyfus Small Cap Value

Transamerica Balanced	Janus Balanced

American Century Large Company Value	American Century Income & Growth

Mercury Large Cap Value	PBHG/NWQ Value Select

Van Kampen Large Cap Core	Van Kampen Asset Allocation

STI Classic Capital Appreciation	STI Capital Appreciation

STI Classic Growth & Income	STI Growth & Income

STI Classic International Equity	STI International Equity

STI Classic Investment Grade Bond	STI Investment Grade Bond

STI Classic Mid-Cap Equity	STI Mid-Cap Equity

STI Classic Small Cap Value Equity	STI Small Cap Value Equity

STI Classic Value Income Stock	STI Value Income Stock

The following subaccounts are only available to contract owners that held an investment in the subaccount on the designated closing date:

Subaccount	Close Date
Marsico Growth	May 1, 2002

T. Rowe Price Equity Income	May 1, 2002

Janus Aspen-Mid Cap Value	May 1, 2002

Fidelity-VIP Growth Opportunities	May 1, 2002

Transamerica Small/Mid Cap Value	July 1, 2002

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2004

1. Organization and Summary of Significant Accounting Policies (continued)

As of May 1, 2003, new contract holders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to contract holders that had purchases prior to May 1, 2003. The Service Class has a Rule 12b-1 Plan (and higher expenses) and the Initial Class does not.

The Marsico subaccount was re-opened May 1, 2003. If the contract holder purchased the policy prior to May 1, 2003, they can only invest in the Initial Class. If the contract holder purchased the policy on May 1, 2003, or after, they may only invest in Service Class.

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2004.

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2004

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2004 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc.:
Asset Allocation - Growth Portfolio
Initial	$66,883,330	$20,708,388
Service	28,293,649	2,784,199
Asset Allocation - Conservative Portfolio
Initial	44,807,147	43,671,429
Service	17,773,743	1,931,380
Asset Allocation - Moderate Portfolio
Initial	51,741,717	24,663,036
Service	53,375,274	2,454,766
Asset Allocation - Moderate Growth Portfolio
Initial	86,826,245	38,191,568
Service	55,003,274	2,069,867
American Century Large Company Value
Initial	10,244,528	7,252,908
Service	604,547	57,443
American Century International
Initial	9,841,241	11,205,740
Service	875,209	130,052
Capital Guardian Global
Initial	19,950,286	5,000,796
Service	2,141,098	130,452
Capital Guardian U.S. Equity
Initial	11,427,568	10,844,316
Service	2,431,898	244,450
Capital Guardian Value
Initial	15,840,507	27,139,096
Service	3,606,976	325,591
Clarion Real Estate Securities
Initial	15,861,792	8,031,138
Service	1,838,518	120,188
Dreyfus Small Cap Value
Initial	1,140,883	36,377,495
Great Companies - AmericaSM
Initial	2,888,784	3,999,008
Service	376,537	79,413
Great Companies - TechnologySM
Initial	37,014,260	31,255,442
Service	836,646	89,286

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2004

2. Investments (continued)

	Purchases	Sales
Janus Balanced (A/T)
Initial	1,467,109	4,300,533
Service	589,799	17,035
Templeton Great Companies - Global
Initial	11,166,193	1,295,491
Service	892,923	175,661
Janus Growth
Initial	6,598,177	39,490,446
Service	123,191	99,360
Jennison Growth
Initial	3,871,489	6,947,621
Service	125,415	76,157
J.P. Morgan Enhanced Index
Initial	17,665,935	30,241,501
Service	1,002,609	40,322
Marsico Growth
Initial	5,853,508	4,480,078
Service	1,002,584	399,826
MFS High Yield
Initial	46,318,177	53,720,062
Service	2,993,733	1,360,540
Mercury Large Cap Value
Initial	7,068,992	13,451,145
Service	657,004	180,114
PIMCO Total Return
Initial	21,235,823	31,023,856
Service	3,766,855	240,316
Salomon All Cap
Initial	8,183,678	12,776,546
Service	850,199	123,167
Transamerica Convertible Securities
Initial	8,517,511	4,491,323
Service	1,869,632	187,520
Transamerica Equity
Initial	49,949,346	18,753,641
Service	3,289,439	344,243
Transamerica Growth Opportunities
Initial	38,201,952	9,630,675
Service	1,298,636	265,308
Transamerica U.S. Government Securities
Initial	23,604,075	50,923,111
Service	1,539,639	314,279
Transamerica U.S. Government Securities-PAM Fund
Service	9,109,287	9,008,043
T. Rowe Price Equity Income
Initial	26,117,909	37,693,251
Service	3,050,862	391,324

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2004

2. Investments (continued)

	Purchases	Sales
T. Rowe Price Growth Stock
Initial	4,953,162	18,259,357
Service	1,885,240	458,063
T. Rowe Price Small Cap
Initial	26,438,920	40,713,461
Service	1,858,958	258,967
Van Kampen Active International Allocation
Initial	17,226,125	13,428,546
Service	605,740	43,604
Van Kampen Large Cap Core
Initial	5,922,718	32,976,427
Service	353,447	79,981
Transamerica Money Market
Initial	201,711,824	230,938,682
Service	11,312,618	9,300,153
Van Kampen Emerging Growth
Initial	2,276,448	7,291,791
Service	302,986	32,274
AIM Variable Insurance Funds - Series II Shares:
AIM V.I. Basic Value Fund-Series II	10,800,002	5,787,423
AIM V.I. Capital Appreciation Fund-Series II	1,446,052	2,412,343
AllianceBernstien Variable Products Series Fund, Inc. - Class B:
AllianceBernstien Growth & Income Portfolio - Class B	6,069,080	17,772,301
AllianceBernstien Premier Growth Portfolio - Class B	2,814,634	6,214,559
Janus Aspen Series - Service Shares:
Janus Aspen-Mid Cap Growth Portfolio-Service Shares	7,827,077	13,999,524
Janus Aspen - Mid Cap Value Portfolio-Service Shares	180,342	387,958
Janus Aspen-Worldwide Growth Portfolio-Service Shares	2,354,391	5,937,092
MFS® Variable Insurance TrustSM:
MFS New Discovery Series-Service Class	9,541,176	7,486,048
MFS Total Return Series-Service Class	9,949,622	6,108,227
Variable Insurance Products Fund (VIP) - Service Class 2:
Fidelity - VIP Contrafund® Portfolio	23,080,552	12,814,039
Fidelity - VIP Equity-Income Portfolio - Service Class 2	8,939,628	11,833,158
Fidelity - VIP Growth Portfolio - Service Class 2	12,318,958	12,011,363
Fidelity - VIP Growth Opportunities Portfolio	52,963	587,023
Fidelity - VIP Mid Cap Portfolio - Service Class 2	34,279,018	31,227,277
Fidelity - VIP Value Strategies Portfolio - Service Class 2	21,212,318	15,092,744
STI Classic Variable Trust:
STI Classic Capital Appreciation Fund	87,814	2,489
STI Classic Growth & Income Fund	39,045	318
STI Classic International Equity Fund	30,820	1,004
STI Classic Investment Grade Bond Fund	59,699	7,930
STI Classic Mid-Cap Equity Fund	56,983	2,025
STI Classic Small Cap Value Equity Fund	428,552	47,392
STI Classic Value Income Stock Fund	286,720	76,983

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2004

2. Investments (continued)

	Purchases	Sales
MTB Group of Funds - Class VA
MTB Large-Cap Growth Fund II	28,577	8,230
MTB Large-Cap Value Fund II	500	503
MTB Managed Allocation-Moderate Growth Fund II	1,234,732	16,130

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount	American Century Large Company Value Subaccount
Units outstanding at January 1, 2003	77,195,522	61,647,240	173,062,631	190,988,794	23,944,517
Units purchased	66,098,585	57,449,808	143,079,479	144,868,089	5,453,849
Units redeemed and transferred	35,876,616	41,625,978	110,741,646	125,392,730	1,505,789

Units outstanding at December 31, 2003	179,170,723	160,723,026	426,883,756	461,249,613	30,904,155
Units purchased	33,411,289	19,267,932	59,542,240	62,785,402	1,404,303
Units redeemed and transferred	30,645,206	(4,116,815)	9,218,891	27,375,750	2,137,122

Units outstanding at December 31, 2004	243,227,218	175,874,143	495,644,887	551,410,765	34,445,580

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	American Century International Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Real Estate Securities Subaccount
Units outstanding at January 1, 2003	27,156,591	57,454,972	91,894,343	132,064,117	19,808,013
Units purchased	11,959,614	14,689,765	28,312,804	19,845,623	9,015,351
Units redeemed and transferred	39,183,946	8,048,892	19,490,665	4,131,669	8,289,915

Units outstanding at December 31, 2003	78,300,151	80,193,629	139,697,812	156,041,409	37,113,279
Units purchased	3,214,141	5,392,022	9,132,793	6,980,381	2,332,491
Units redeemed and transferred	(3,603,279)	10,582,627	(4,993,906)	(8,009,672)	3,291,740

Units outstanding at December 31, 2004	77,911,013	96,168,278	143,836,699	155,012,118	42,737,510

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Small/Mid Cap Value Subaccount	Great Companies - AmericaSM Subaccount	Great Companies - TechnologySM Subaccount	Transamerica Balanced (A/T) Subaccount	Templeton Great Companies - Global Subaccount
Units outstanding at January 1, 2003	120,959,061	15,976,454	15,454,141	9,621,604	2,581,850
Units purchased	1,774,600	5,869,162	5,701,796	7,798,695	2,328
Units redeemed and transferred	(17,458,636)	56,396	12,790,160	3,552,498	(316,629)

Units outstanding at December 31, 2003	105,275,025	21,902,012	33,946,097	20,972,797	2,267,549
Units purchased	936,192	1,218,364	1,566,274	929,200	1,040,760
Units redeemed and transferred	(14,436,309)	(1,957,105)	6,672,837	(3,148,061)	15,225,990

Units outstanding at December 31, 2004	91,774,908	21,163,271	42,185,208	18,753,936	18,534,299

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Janus Growth (A/T) Subaccount	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount
Units outstanding at January 1, 2003	—	32,610,240	92,747,224	11,985,770	57,464,724
Units purchased	599,211	3,720,931	14,674,119	956,356	21,653,750
Units redeemed and transferred	18,134,268	1,011,391	2,484,568	10,197,302	26,884,571

Units outstanding at December 31, 2003	18,733,479	37,342,562	109,905,911	23,139,428	106,003,045
Units purchased	436,803	671,846	4,404,771	1,531,078	2,929,581
Units redeemed and transferred	(1,013,346)	(4,286,571)	(12,872,594)	1,233,783	(13,013,188)

Units outstanding at December 31, 2004	18,156,936	33,727,837	101,438,088	25,904,289	95,919,438

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Mercury Large Cap Value Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount
Units outstanding at January 1, 2003	38,976,379	102,929,761	121,189,522	5,536,438	93,701,526
Units purchased	6,770,034	53,789,662	18,889,420	4,444,501	20,204,679
Units redeemed and transferred	6,434,933	2,925,049	6,880,603	7,335,511	(49,015)

Units outstanding at December 31, 2003	52,181,346	159,644,472	146,959,545	17,316,450	113,857,190
Units purchased	1,482,008	7,997,277	6,629,005	1,734,258	6,738,632
Units redeemed and transferred	(8,139,249)	(16,073,567)	(9,265,566)	2,298,437	37,486,319

Units outstanding at December 31, 2004	45,524,105	151,568,182	144,322,984	21,349,145	158,082,141

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities- PAM Fund Subaccount	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount
Units outstanding at January 1, 2003	21,373,252	109,387,061	—	157,696,726	89,794,555
Units purchased	5,922,411	15,820,445	11	23,213,370	11,976,826
Units redeemed and transferred	141,263	(21,256,620)	(11)	5,377,767	2,747,767

Units outstanding at December 31, 2003	27,436,926	103,950,886	—	186,287,863	104,519,148
Units purchased	1,703,641	3,784,391	4	6,786,810	4,168,135
Units redeemed and transferred	22,145,767	(25,821,191)	41,449	(7,960,053)	(7,391,785)

Units outstanding at December 31, 2004	51,286,334	81,914,086	41,453	185,114,620	101,295,498

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Large Cap Core Subaccount	Transamerica Money Market Subaccount	Van Kampen Emerging Growth Subaccount
Units outstanding at January 1, 2003	69,762,728	64,358,313	107,808,914	—	49,065,717
Units purchased	24,757,308	3,661,687	2,437,543	21,453,999	11,386,139
Units redeemed and transferred	36,564,494	(5,592,503)	(27,262,699)	91,011,482	(1,283,887)

Units outstanding at December 31, 2003	131,084,530	62,427,497	82,983,758	112,465,481	59,167,969
Units purchased	6,147,743	1,513,457	1,123,610	17,898,869	2,560,136
Units redeemed and transferred	(19,274,003)	3,315,653	(14,137,093)	(39,072,355)	(8,794,279)

Units outstanding at December 31, 2004	117,958,270	67,256,607	69,970,275	91,291,995	52,933,826

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Premier Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount
Units outstanding at January 1, 2003	32,699,290	4,936,356	70,086,633	30,473,027	16,988,777
Units purchased	15,599,467	3,241,275	9,506,701	5,613,626	3,100,533
Units redeemed and transferred	10,009,078	2,643,348	9,243,520	1,834,280	12,857,361

Units outstanding at December 31, 2003	58,307,835	10,820,979	88,836,854	37,920,933	32,946,671
Units purchased	4,134,790	419,132	3,388,199	916,651	1,308,869
Units redeemed and transferred	1,869,276	(1,234,905)	(15,295,256)	(5,214,296)	(10,490,554)

Units outstanding at December 31, 2004	64,311,901	10,005,206	76,929,797	33,623,288	23,764,986

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity - VIP Contrafund® Subaccount
Units outstanding at January 1, 2003	—	43,745,026	14,204,971	29,259,435	71,509,817
Units purchased	94,351	9,886,989	7,757,941	21,168,316	29,739,996
Units redeemed and transferred	3,509,840	(2,792,057)	6,743,665	12,201,578	19,606,007

Units outstanding at December 31, 2003	3,604,191	50,839,958	28,706,577	62,629,329	120,855,820
Units purchased	42,896	2,442,028	2,839,546	3,607,783	8,291,378
Units redeemed and transferred	(310,371)	(7,319,764)	(719,276)	(14,196)	2,735,593

Units outstanding at December 31, 2004	3,336,716	45,962,222	30,826,847	66,222,916	131,882,791

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Fidelity -VIP Equity- Income Subaccount	Fidelity -VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity -VIP Value Strategies Subaccount
Units outstanding at January 1, 2003	48,713,336	30,268,342	5,012,836	113,493,382	27,360,554
Units purchased	11,843,182	8,572,805	78,163	28,676,011	16,939,326
Units redeemed and transferred	9,394,279	4,586,840	(440,967)	20,142,515	22,974,839

Units outstanding at December 31, 2003	69,950,797	43,427,987	4,650,032	162,311,908	67,274,719
Units purchased	2,787,276	2,149,363	32,043	7,953,429	5,141,579
Units redeemed and transferred	(5,920,594)	(1,640,893)	(660,479)	(4,075,974)	772,398

Units outstanding at December 31, 2004	66,817,479	43,936,457	4,021,596	166,189,363	73,188,696

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	STI Classic Capital Appreciation Subaccount	STI Classic Growth & Income Subaccount	STI Classic International Equity Subaccount	STI Classic Investment Grade Bond Subaccount	STI Classic Mid-Cap Equity Subaccount
Units outstanding at January 1, 2003	—	—	—	—	—
Units purchased	14,054	505	505	505	505
Units redeemed and transferred	(505)	(505)	(505)	(505)	(505)

Units outstanding at December 31, 2003	13,549	—	—	—	—
Units purchased	25,389	14,742	5,354	52,567	7,330
Units redeemed and transferred	50,324	14,863	16,383	(1,981)	35,870

Units outstanding at December 31, 2004	89,262	29,605	21,737	50,586	43,200

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	STI Classic Small Cap Value Equity Subaccount	STI Classic Value Income Stock Subaccount	MTB Large-Cap Growth Fund II Subaccount(1)	MTB Large-Cap Value Fund II Subaccount(1)	MTB Managed Allocation-Moderate Growth Fund II Subaccount(1)
Units outstanding at January 1, 2003	—	—	—	—	—
Units purchased	505	505	—	—	—
Units redeemed and transferred	(505)	(505)	—	—	—

Units outstanding at December 31, 2003	—	—	—	—	—
Units purchased	144,951	252	10,725	505	1,152,059
Units redeemed and transferred	116,191	168,062	10,272	(505)	75,425

Units outstanding at December 31, 2004	261,142	168,314	20,997	—	1,227,484

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Effective with the 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended		Units	Unit FairValue According to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** According to Lowest to Highest Expense Ratio
Asset Allocation - Growth
	12/31/2004		243,227,218	$1.17 to $1.38	289,006,347	0.09%	1.25% to 2.30%	12.77% to 38.14%
	12/31/2003		179,170,723	1.04 to 1.24	186,399,725	0.16	1.25 to 2.30	29.18 to 24.08
	12/31/2002	(1)	77,195,522	0.81 to 0.80	62,127,936	0.00	1.25 to 2.05	(19.38) to (19.80)
Asset Allocation - Conservative
	12/31/2004		175,874,143	1.18 to 1.23	207,619,787	0.31	1.25 to 2.30	8.36 to 23.15
	12/31/2003		160,723,027	1.09 to 1.15	174,719,444	0.13	1.25 to 2.30	21.40 to 15.12
	12/31/2002	(1)	61,647,240	0.90 to 0.89	55,258,763	0.00	1.25 to 2.05	(10.21) to (10.68)
Asset Allocation - Moderate
	12/31/2004		495,644,887	1.18 to 1.27	586,572,913	0.25	1.25 to 2.30	10.02 to 27.41
	12/31/2003		426,883,756	1.07 to 1.17	456,569,681	0.11	1.25 to 2.30	23.33 to 17.30
	12/31/2002	(1)	173,062,631	0.87 to 0.86	150,188,620	0.00	1.25 to 2.05	(13.06) to (13.52)
Asset Allocation - Moderate Growth
	12/31/2004		551,410,765	1.18 to 1.33	656,956,499	0.18	1.25 to 2.30	12.14 to 32.72
	12/31/2003		461,249,613	1.06 to 1.20	486,102,084	0.15	1.25 to 2.30	25.60 to 19.99
	12/31/2002	(1)	190,988,794	0.84 to 0.84	160,292,869	0.00	1.25 to 2.05	(15.93) to (16.37)
American Century Large Company Value
	12/31/2004		34,445,580	1.07 to 1.36	37,508,489	0.96	1.25 to 2.30	12.50 to 36.07
	12/31/2003		30,904,155	0.95 to 1.23	29,929,992	0.32	1.25 to 2.30	27.20 to 22.52
	12/31/2002		23,944,517	0.74 to 0.82	18,173,164	0.03	1.25 to 2.05	(20.38) to (18.05)
	12/31/2001	(1)	2,652,940	0.94 to 0.94	2,491,009	0.00	1.25 to 1.55	(5.99) to (6.17)
American Century International
	12/31/2004		77,911,013	0.90 to 1.39	72,845,535	0.00	1.25 to 2.30	12.93 to 39.46
	12/31/2003		78,300,151	0.79 to 1.25	64,716,130	0.00	1.25 to 2.30	23.75 to 24.90
	12/31/2002		27,156,591	0.64 to 0.79	18,122,481	0.30	1.25 to 2.05	(22.98) to (21.22)
	12/31/2001	(1)	1,092,748	0.83 to 0.83	910,017	0.00	1.25 to 1.55	(16.60) to (16.76)
Capital Guardian Global
	12/31/2004		96,168,278	1.04 to 1.41	116,289,709	0.35	1.25 to 2.30	9.51 to 40.93
	12/31/2003		80,193,629	0.95 to 1.30	88,778,450	0.20	1.25 to 2.30	35.91 to 30.36
	12/31/2002		57,454,972	0.70 to 0.80	46,157,995	0.19	1.25 to 2.05	(20.51) to (19.54)
	12/31/2001		19,015,954	0.88 to 0.88	20,670,293	0.00	1.25 to 1.55	(12.48) to (11.74)
Capital Guardian U.S. Equity
	12/31/2004		143,836,699	1.04 to 1.33	141,141,201	0.28	1.25 to 2.30	8.41 to 33.03
	12/31/2003		139,697,812	0.96 to 1.24	126,414,747	0.18	1.25 to 2.30	34.82 to 24.29
	12/31/2002		91,894,343	0.71 to 0.79	62,015,962	0.42	1.25 to 2.05	(24.74) to (21.18)
	12/31/2001		25,752,854	0.95 to 0.95	22,295,063	0.09	1.25 to 1.55	(5.49) to (4.87)
Capital Guardian Value
	12/31/2004		155,012,118	1.23 to 1.45	290,100,439	1.04	1.25 to 2.30	15.26 to 45.19
	12/31/2003		156,041,409	1.07 to 1.28	259,146,904	0.82	1.25 to 2.30	32.92 to 27.63
	12/31/2002		132,064,117	0.80 to 0.78	167,994,073	4.14	1.25 to 2.05	(21.68) to (22.39)
	12/31/2001		65,773,709	1.02 to 1.02	139,740,101	0.75	1.25 to 1.55	2.32 to 5.00

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue According to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Highest	Total Return*** According to Lowest to Highest Expense Ratio
	Clarion Real Estate Securities
	12/31/2004		42,737,510	1.64 to 1.63	69,598,044	2.16	1.25 to 2.30	31.22 to 63.34
	12/31/2003		37,113,279	1.25 to 1.26	46,145,789	2.54	1.25 to 2.30	34.06 to 26.12
	12/31/2002	(1)	19,808,013	0.93 to 0.93	18,414,292	1.45	1.25 to 2.05	(6.89) to (7.38)
Transamerica Small/Mid Cap Value
	12/31/2004		91,774,908	1.27 to 1.33	188,636,645	0.00	1.25 to 2.05	14.91 to 14.00
	12/31/2003		105,275,024	1.10 to 1.16	195,941,291	0.00	1.25 to 2.05	88.48 to 87.00
	12/31/2002		120,959,061	0.59 to 0.62	122,808,233	15.92	1.25 to 2.05	(40.21) to (37.83)
	12/31/2001		63,008,032	0.98 to 0.98	166,222,511	0.00	1.25 to 1.55	(2.11) to 26.81
	Great Companies-AmericaSM
	12/31/2004		21,163,271	0.95 to 1.15	20,471,292	0.55	1.25 to 2.30	0.46 to 14.95
	12/31/2003		21,902,012	0.95 to 1.16	21,095,003	0.47	1.25 to 2.30	23.13 to 15.90
	12/31/2002		15,976,454	0.77 to 0.84	12,384,684	0.29	1.25 to 2.05	(21.67) to (15.94)
	12/31/2001	(1)	2,324,771	0.98 to 0.98	2,284,547	0.05	1.25 to 1.55	(1.60) to (1.79)
Great Companies-TechnologySM
	12/31/2004		42,185,208	0.75 to 1.37	33,769,734	0.00	1.25 to 2.30	6.72 to 36.58
	12/31/2003		33,946,097	0.71 to 1.30	25,000,512	0.00	1.25 to 2.30	49.09 to 29.91
	12/31/2002		15,454,141	0.47 to 0.71	7,504,927	0.00	1.25 to 2.05	(38.88) to (28.92)
	12/31/2001	(1)	1,990,417	0.77 to 0.77	1,539,710	0.00	1.25 to 1.55	(22.52) to (22.68)
	Transamerica Balanced (A/T)
	12/31/2004		18,753,936	1.16 to 1.18	21,690,873	1.16	1.25 to 2.30	9.78 to 18.41
	12/31/2003		20,972,797	1.06 to 1.09	22,119,978	0.19	1.25 to 2.30	12.49 to 9.26
	12/31/2002	(1)	9,621,604	0.94 to 0.94	9,042,475	0.00	1.25 to 2.05	(5.89) to (6.38)
Templeton Great Companies—Global
	12/31/2004		18,534,299	0.97 to 1.08	12,771,127	0.00	1.25 to 2.30	8.11 to 7.83
	12/31/2003		2,267,549	0.52 to 0.52	1,186,545	0.00	1.40 to 1.55	21.55 to 21.37
	12/31/2002		2,581,850	0.43 to 0.43	1,112,508	2.49	1.40 to 1.55	(27.05) to (27.15)
	12/31/2001		3,784,444	0.59 to 0.59	2,237,327	0.91	1.40 to 1.55	(23.92) to (24.03)
	Janus Growth (A/T)
	12/31/2004		18,156,936	0.80 to 1.35	156,990,412	0.00	1.25 to 2.30	48.85 to 34.97
	12/31/2003	(1)	18,733,479	0.70 to 1.20	167,747,872	0.00	1.25 to 2.30	30.46 to 19.84
Jennison Growth
	12/31/2004		33,727,837	0.82 to 1.27	28,129,475	0.00	1.25 to 2.30	7.78 to 27.41
	12/31/2003		37,342,561	0.76 to 1.20	28,802,006	0.00	1.25 to 2.30	27.18 to 19.73
	12/31/2002		32,610,240	0.60 to 0.75	19,634,560	0.00	1.25 to 2.05	(31.60) to (25.03)
	12/31/2001		23,147,688	0.87 to 0.87	20,058,486	2.05	1.25 to 1.55	(12.69) to (19.80)
	J.P. Morgan Enhanced Index
	12/31/2004		101,438,088	0.93 to 1.31	121,560,120	0.76	1.25 to 2.30	9.64 to 30.91
	12/31/2003		109,905,911	0.85 to 1.21	121,527,652	0.55	1.25 to 2.30	27.35 to 20.98
	12/31/2002		92,747,224	0.67 to 0.80	78,761,744	0.42	1.25 to 2.05	(25.52) to (20.12)
	12/31/2001		54,591,461	0.90 to 0.90	66,756,939	0.60	1.25 to 1.55	(10.09) to (13.33)
	Marsico Growth
	12/31/2004		25,904,289	0.89 to 1.30	22,313,365	0.00	1.25 to 2.30	10.86 to 29.73
	12/31/2003		23,139,428	0.81 to 1.18	18,177,033	0.00	1.25 to 2.30	24.78 to 18.47
	12/31/2002		11,985,770	0.65 to 0.56	7,534,806	0.14	1.25 to 1.55	(26.90) to (27.11)
	12/31/2001		5,540,197	0.88 to 0.77	4,583,045	0.75	1.25 to 1.55	(11.57) to (15.41)

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue According to Lowest to Highest Expense Ration	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** According to Lowest to Highest Expense Ratio
	MFS High Yield
	12/31/2004		95,919,438	1.25 to 1.16	117,078,763	5.39	1.25 to 2.30	8.41 to 15.57
	12/31/2003		106,003,045	1.15 to 1.08	119,636,047	1.05	1.25 to 2.30	16.29 to 7.97
	12/31/2002		57,464,724	0.99 to 0.98	56,013,323	2.55	1.25 to 2.05	0.81 to (1.52)
	12/31/2001		14,368,833	0.98 to 0.98	13,819,437	6.10	1.25 to 1.55	(1.95) to 2.19
	Mercury Large Cap Value
	12/31/2004		45,524,105	1.20 to 1.44	56,950,528	0.97	1.25 to 2.30	16.88 to 44.46
	12/31/2003		52,181,346	1.03 to 1.25	55,521,454	0.81	1.25 to 2.30	28.18 to 25.25
	12/31/2002		38,976,379	0.80 to 0.81	32,349,688	2.38	1.25 to 2.05	(15.27) to (19.43)
	12/31/2001		10,361,912	0.94 to 0.94	10,364,526	0.15	1.25 to 1.55	(5.51) to (3.32)
	PIMCO total Return
	12/31/2004		151,568,182	1.13 to 1.02	169,193,146	1.52	1.25 to 2.30	3.20 to 2.39
	12/31/2003		159,644,472	1.09 to 1.01	173,400,908	1.23	1.25 to 2.30	3.61 to 0.51
	12/31/2002	(1)	102,929,761	1.05 to 1.05	108,224,791	0.00	1.25 to 2.05	5.32 to 4.77
	Salomon All Cap
	12/31/2004		144,322,984	1.01 to 1.35	153,026,546	0.22	1.25 to 2.30	7.79 to 35.10
	12/31/2003		146,959,545	0.94 to 1.27	144,413,715	0.40	1.25 to 2.30	33.48 to 26.93
	12/31/2002		121,189,522	0.70 to 0.76	88,454,040	1.19	1.25 to 2.05	(25.64) to (23.50)
	12/31/2001		29,225,118	0.95 to 0.95	28,991,290	1.62	1.25 to 1.55	(5.39) to 0.52
	Transamerica Convertible Securities
	12/31/2004		21,349,145	1.26 to 1.27	26,812,276	1.85	1.25 to 2.30	11.78 to 26.81
	12/31/2003		17,316,449	1.13 to 1.15	19,472,282	0.15	1.25 to 2.30	22.14 to 14.81
	12/31/2002	(1)	5,536,438	0.92 to 0.92	5,107,571	0.00	1.25 to 2.05	(7.57) to (8.06)
	Transamerica Equity
	12/31/2004		158,082,141	0.99 to 1.36	144,080,047	0.00	1.25 to 2.30	14.37 to 36.13
	12/31/2003		113,857,190	0.87 to 1.20	91,870,894	0.00	1.25 to 2.30	29.61 to 20.46
	12/31/2002		93,701,526	0.67 to 0.84	59,308,368	0.00	1.25 to 2.05	(23.20) to (16.12)
	12/31/2001		22,816,124	0.87 to 0.67	17,895,604	0.00	1.25 to 1.55	(12.74) to (18.89)
	Transamerica Growth Opportunities
	12/31/2004		51,286,334	1.40 to 1.42	69,182,838	0.00	1.25 to 2.30	15.18 to 41.79
	12/31/2003		27,436,927	1.22 to 1.25	31,957,044	0.00	1.25 to 2.30	29.59 to 24.51
	12/31/2002		21,373,252	0.94 to 0.79	19,497,456	0.00	1.25 to 2.05	(15.37) to (21.11)
	12/31/2001	(1)	2,250,328	1.11 to 1.11	2,491,329	0.00	1.25 to 1.55	10.87 to 10.66
	Transamerica U.S. Government Securities
	12/31/2004		81,914,086	1.10 to 1.00	104,473,417	3.51	1.25 to 2.30	2.02 to (0.34)
	12/31/2003		103,950,886	1.08 to 0.99	131,685,050	2.06	1.25 to 2.30	1.68 to (0.91)
	12/31/2002		109,387,061	1.06 to 1.04	136,725,518	2.26	1.25 to 2.05	4.51 to 3.78
	12/31/2001		44,518,524	1.02 to 1.41	60,127,394	4.51	1.25 to 1.55	1.66 to 3.48
	Transamerica U.S. Government Securities-PAM Fund
	12/31/2004		41,453	1.03 to 1.00	41,860	8.97	1.25 to 2.00	1.63 to 0.88
	12/31/2003	(1)	0	1.00 to 0.99	0	0.00	1.30 to 2.00	(0.26) to (0.72)
	T. Rowe Price Equity Income
	12/31/2004		185,114,620	1.20 to 1.36	341,961,082	1.27	1.25 to 2.30	13.39 to 35.55
	12/31/2003		186,287,863	1.06 to 1.21	312,883,255	0.73	1.25 to 2.30	24.04 to 21.04
	12/31/2002		157,696,726	0.85 to 0.84	220,110,075	1.18	1.25 to 2.05	(13.89) to (16.30)
	12/31/2001		83,106,237	0.99 to 0.99	177,874,361	1.78	1.25 to 1.55	(1.11) to 0.60

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue According to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** According to Lowest to Highest Expense Ratio
T. Rowe Price Growth Stock
	12/31/2004		101,295,498	1.00 to 1.29	190,526,071	0.14	1.25 to 2.30	8.50 to 29.14
	12/31/2003		104,519,149	0.92 to 1.21	185,540,374	0.06	1.25 to 2.30	29.15 to 20.59
	12/31/2002		89,794,555	0.71 to 0.81	125,639,090	0.05	1.25 to 2.05	(23.77) to (18.66)
	12/31/2001		51,722,995	0.94 to 0.94	126,965,924	0.00	1.25 to 1.55	(6.48) to (11.43)
T. Rowe Price Small Cap
	12/31/2004		117,958,270	1.04 to 1.43	109,946,016	0.00	1.25 to 2.30	9.00 to 42.67
	12/31/2003		131,084,530	0.95 to 1.33	112,300,965	0.00	1.25 to 2.30	38.67 to 32.55
	12/31/2002		69,762,728	0.69 to 0.74	43,928,332	0.00	1.25 to 2.05	(28.25) to (25.97)
	12/31/2001		8,699,824	0.96 to 0.96	7,346,287	0.00	1.25 to 1.55	(4.40) to (11.10)
Van Kampen Active International Allocation
	12/31/2004		67,256,607	1.02 to 1.48	92,081,324	2.26	1.25 to 2.30	14.61 to 47.78
	12/31/2003		62,427,497	0.89 to 1.31	77,068,874	1.01	1.25 to 2.30	31.17 to 30.66
	12/31/2002		64,358,313	0.68 to 0.82	61,044,131	0.19	1.25 to 2.05	(18.00) to (18.00)
	12/31/2001		62,193,754	0.83 to 1.22	75,633,737	0.00	1.25 to 1.55	(16.97) to (24.14)
Van Kampen Large Cap Core
	12/31/2004		69,970,275	1.06 to 1.26	152,254,518	1.66	1.25 to 2.30	11.36 to 25.91
	12/31/2003		82,983,758	0.95 to 1.14	163,593,242	1.88	1.25 to 2.30	19.59 to 14.47
	12/31/2002		107,808,914	0.80 to 0.87	167,655,244	2.19	1.25 to 2.05	(17.41) to (13.03)
	12/31/2001		85,210,147	0.96 to 2.67	207,842,177	2.03	1.25 to 1.55	(3.52) to (8.49)
Transamerica Money Market
	12/31/2004		91,291,995	1.00 to 0.97	105,750,182	1.01	1.25 to 2.30	(0.75) to (2.69)
	12/31/2003	(1)	112,465,480	1.01 to 0.99	132,959,875	0.55	1.25 to 2.30	(0.50) to (1.19)
Van Kampen Emerging Growth
	12/31/2004		52,933,826	0.71 to 1.24	39,903,666	0.00	1.25 to 2.30	5.82 to 23.68
	12/31/2003		59,167,969	0.68 to 1.18	42,083,725	0.00	1.25 to 2.30	26.57 to 18.35
	12/31/2002		49,065,717	0.53 to 0.72	27,232,336	0.12	1.25 to 2.05	(33.89) to (27.96)
	12/31/2001	(1)	5,226,682	0.81 to 0.81	4,211,308	0.05	1.25 to 1.55	(19.31) to (19.47)
AIM V.I. Basic Value
	12/31/2004		64,311,901	1.09 to 1.39	69,901,889	0.00	1.25 to 2.30	9.47 to 8.34
	12/31/2003		58,307,834	1.00 to 1.28	58,032,037	0.00	1.25 to 2.30	31.65 to 28.38
	12/31/2002	(1)	32,699,290	0.76 to 0.76	24,780,890	0.00	1.25 to 2.05	(24.09) to (24.49)
AIM V.I. Capital Appreciation
	12/31/2004		10,005,206	1.06 to 1.27	10,586,703	0.00	1.25 to 2.30	5.02 to 3.94
	12/31/2003		10,820,979	1.01 to 1.22	10,927,163	0.00	1.25 to 2.30	27.59 to 21.88
	12/31/2002	(1)	4,936,356	0.79 to 0.79	3,915,423	0.00	1.25 to 2.05	(20.57) to (20.98)
AllianceBernstein Growth & Income
	12/31/2004		76,929,797	1.02 to 1.33	78,942,299	0.74	1.25 to 2.30	9.84 to 8.71
	12/31/2003		88,836,854	0.93 to 1.22	83,151,445	0.84	1.25 to 2.30	30.55 to 22.33
	12/31/2002		70,086,633	0.71 to 0.78	50,207,336	0.51	1.25 to 2.05	(23.23) to (21.53)
	12/31/2001	(1)	14,384,813	0.93 to 0.93	13,314,922	0.02	1.25 to 1.55	(7.31) to (7.49)
AllianceBernstein Premier Growth
	12/31/2004		33,623,288	0.76 to 1.21	26,414,041	0.00	1.25 to 2.30	7.00 to 5.90
	12/31/2003		37,920,933	0.71 to 1.14	27,839,788	0.00	1.25 to 2.30	21.84 to 14.36
	12/31/2002		30,473,027	0.58 to 0.78	18,229,620	0.00	1.25 to 2.05	(31.70) to (22.05)
	12/31/2001	(1)	6,606,658	0.86 to 0.86	5,648,894	0.00	1.25 to 1.55	(14.38) to (14.55)

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue According to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** According to Lowest to Highest Expense Ratio
Janus Aspen - Mid Cap Growth
	12/31/2004		23,764,986	0.87 to 1.47	17,369,687	0.00	1.25 to 2.30	18.99 to 17.76
	12/31/2003		32,946,671	0.73 to 1.25	20,540,897	0.00	1.25 to 2.30	33.10 to 24.97
	12/31/2002		16,988,777	0.55 to 0.79	7,669,307	0.00	1.25 to 2.05	(29.01) to (20.65)
	12/31/2001		7,750,839	0.77 to 0.77	4,183,315	0.00	1.25 to 1.55	(22.98) to (40.52)
Janus Aspen - Mid Cap Value
	12/31/2004		3,336,716	1.11 to 1.10	3,685,612	3.18	1.25 to 1.55	16.34 to 16.00
	12/31/2003	(1)	3,604,191	0.96 to 0.94	3,426,676	0.12	1.25 to 1.55	39.47 to 39.06
Janus Aspen - Worldwide Growth
	12/31/2004		45,962,222	0.77 to 1.26	33,919,285	0.90	1.25 to 2.30	3.23 to 2.17
	12/31/2003		50,839,957	0.75 to 1.23	36,413,229	0.88	1.25 to 2.30	22.15 to 23.35
	12/31/2002		43,745,026	0.61 to 0.78	25,794,581	0.80	1.25 to 2.05	(26.63) to (22.27)
	12/31/2001		11,349,020	0.84 to 0.84	8,462,307	0.31	1.25 to 1.55	(16.29) to (23.81)
MFS New Discovery
	12/31/2004		30,826,847	1.03 to 1.31	31,678,907	0.00	1.25 to 2.30	4.89 to 3.82
	12/31/2003		28,706,577	0.99 to 1.27	28,185,440	0.00	1.25 to 2.30	31.79 to 26.66
	12/31/2002	(1)	14,204,971	0.75 to 0.74	10,608,713	0.00	1.25 to 2.05	(25.19) to (25.58)
MFS Total Return
	12/31/2004		66,222,916	1.15 to 1.21	75,904,495	1.49	1.25 to 2.30	9.65 to 8.52
	12/31/2003		62,629,329	1.05 to 1.12	65,636,130	1.61	1.25 to 2.30	14.57 to 11.84
	12/31/2002	(1)	29,259,435	0.92 to 0.91	26,839,157	0.00	1.25 to 2.05	(8.10) to (8.59)
Fidelity - VIP Contrafund®
	12/31/2004		131,882,791	1.22 to 1.39	146,460,542	0.20	1.25 to 2.30	13.73 to 12.56
	12/31/2003		120,855,820	1.07 to 1.23	117,954,635	0.25	1.25 to 2.30	26.61 to 23.28
	12/31/2002		71,509,817	0.85 to 0.86	56,346,614	0.31	1.25 to 2.05	(10.72) to (14.04)
	12/31/2001		11,497,083	0.95 to 0.95	9,889,052	0.36	1.25 to 1.55	(5.28) to (13.81)
Fidelity - VIP Equity-Income
	12/31/2004		66,817,479	1.08 to 1.36	75,272,399	1.46	1.25 to 2.30	9.86 to 8.73
	12/31/2003		69,950,797	0.99 to 1.25	71,876,794	1.38	1.25 to 2.30	28.42 to 25.15
	12/31/2002		48,713,336	0.77 to 0.82	38,609,834	0.79	1.25 to 2.05	(18.18) to (18.47)
	12/31/2001		9,325,241	0.94 to 0.94	9,144,663	0.51	1.25 to 1.55	(6.23) to (6.68)
Fidelity - VIP Growth
	12/31/2004		43,936,457	0.80 to 1.25	36,333,695	0.12	1.25 to 2.30	1.85 to 0.80
	12/31/2003		43,427,987	0.78 to 1.24	35,359,074	0.09	1.25 to 2.30	30.91 to 23.85
	12/31/2002		30,268,342	0.60 to 0.74	18,741,932	0.05	1.25 to 2.05	(31.16) to (25.88)
	12/31/2001	(1)	2,746,693	0.87 to 0.87	2,383,047	0.00	1.25 to 1.55	(13.13) to (13.30)
Fidelity - VIP Growth Opportunities
	12/31/2004		4,021,596	0.95 to 0.73	3,713,031	0.35	1.25 to 1.55	5.57 to 5.25
	12/31/2003		4,650,032	0.90 to 0.70	4,019,910	0.48	1.25 to 1.55	27.81 to 27.43
	12/31/2002		5,012,836	0.70 to 0.55	3,388,621	0.54	1.25 to 1.55	(22.97) to (23.20)
	12/31/2001		2,297,588	0.91 to 0.91	1,923,198	0.12	1.25 to 1.55	(8.66) to (15.95)
Fidelity - VIP Mid Cap
	12/31/2004		166,189,363	1.54 to 1.69	253,842,924	0.00	1.25 to 2.30	23.11 to 21.85
	12/31/2003		162,311,909	1.25 to 1.39	202,064,275	0.22	1.25 to 2.30	36.55 to 38.55
	12/31/2002		113,493,382	0.91 to 0.85	103,698,664	0.35	1.25 to 2.05	(11.14) to (14.61)
	12/31/2001		18,267,197	1.03 to 1.03	19,082,668	0.00	1.25 to 1.55	2.92 to (5.00)

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue According to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** According to Lowest to Highest Expense Ratio
Fidelity - VIP Value Strategies
	12/31/2004		73,188,696	1.31 to 1.64	95,230,792	0.00	1.25 to 2.30	12.43 to 11.27
	12/31/2003		67,274,718	1.16 to 1.47	78,043,346	0.00	1.25 to 2.30	55.42 to 47.04
	12/31/2002	(1)	27,360,554	0.75 to 0.75	20,469,197	0.00	1.25 to 2.05	(25.06) to (25.45)
STI Classic Capital Appreciation
	12/31/2004		89,262	1.21 to 1.19	107,366	0.34	1.30 to 2.30	20.87 to 18.90
	12/31/2003	(1)	13,549	1.15 to 1.14	15,511	0.00	1.30 to 2.30	14.70 to 13.95
STI Classic Growth & Income
	12/31/2004		29,605	1.39 to 1.37	40,867	1.29	1.30 to 2.30	39.30 to 37.03
	12/31/2003	(1)	0	1.23 to 1.23	0	0.47	1.30 to 2.30	23.46 to 22.65
STI Classic International Equity
	12/31/2004		21,737	1.58 to 1.56	34,288	2.51	1.30 to 2.30	58.10 to 55.52
	12/31/2003	(1)	0	1.34 to 1.33	0	0.91	1.30 to 2.30	34.20 to 33.32
STI Classic Investment Grade Bond
	12/31/2004		50,586	1.03 to 1.01	51,833	3.49	1.30 to 2.30	2.92 to 1.25
	12/31/2003	(1)	0	1.00 to 0.99	0	5.17	1.30 to 2.30	0.10 to (0.55)
STI Classic Mid-Cap Equity
	12/31/2004		43,200	1.48 to 1.46	63,592	0.83	1.30 to 2.30	47.94 to 45.53
	12/31/2003	(1)	0	1.28 to 1.27	0	0.22	1.30 to 2.30	28.29 to 27.45
STI Classic Small Cap Value Equity
	12/31/2004		261,142	1.68 to 1.66	438,534	0.31	1.30 to 2.30	68.24 to 65.50
	12/31/2003	(1)	0	1.37 to 1.36	0	0.44	1.30 to 2.30	37.24 to 36.34
STI Classic Value Income Stock
	12/31/2004		168,314	1.39 to 1.37	231,891	1.95	1.30 to 2.30	38.84 to 36.58
	12/31/2003	(1)	0	1.22 to 1.21	0	0.94	1.30 to 2.30	21.99 to 21.20
MTB Large-Cap Growth Fund II
	12/31/2004	(1)	20,997	1.02 to 1.01	21,425	0.74	1.30 to 2.30	2.04 to 1.37
MTB Large-Cap Value Fund II
	12/31/2004	(1)	0	1.09 to 1.09	0	0.00	1.30 to 2.30	9.23 to 8.52
MTB Managed Allocation-Moderate Growth Fund II
	12/31/2004	(1)	1,227,484	1.05 to 1.04	1,287,876	1.54	1.30 to 2.30	4.97 to 4.41

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .75% of the average contract owner's account value depending on the options selected. Refer to the product's prospectus for specific details. Expense ratios for periods of less than one year have been annualized.

***	The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. Total returns reflect a full twelve month period except for those subaccounts indicated in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
2.30%	May 1, 2003
2.05%	May 1, 2002

There are subaccounts that have total return ranges outside of the range indicated above. Following is the list of the subaccounts and their corresponding lowest total return and highest total return.

Subaccount	2003 Total Return Range
Janus Aspen-Worldwide Growth	21.20% to 23.59%
Fidelity-VIP Mid Cap	35.48% to 38.82%

Subaccount	2002 Total Return Range
Alger Aggressive Growth	(35.40)% to (28.10)%
American Century Income & Growth	(20.62)% to (17.65)%
American Century International	(23.21)% to (20.83)%
Capital Guardian Global	(20.75)% to (19.14)%
Capital Guardian U.S. Equity	(24.96)% to (20.79)%
Dreyfus Small Cap Value	(40.39)% to (37.52)%
Great Companies-America SM	(21.90)% to (15.52)%
Templeton Great Companies-Global	(22.71)% to (17.42)%
Great Companies-Technology SM	(39.07)% to (28.57)%
Jennison Growth	(31.80)% to (24.66)%
J. P. Morgan Enhanced Index	(25.74)% to (19.72)%
PBHG Mid Cap Growth	(29.49)% to (25.38)%
Salomon All Cap	(25.86)% to (23.13)%
Transamerica Equity	(23.43)% to (15.71)%
T. Rowe Price Growth Stock	(23.99)% to (18.26)%

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

Subaccount	2002 Total Return Range (cont.)
T. Rowe Price Small Cap	(28.46)% to (25.60)%
Van Kampen Active International Allocation	(18.24)% to (17.60)%
Van Kampen Emerging Growth	(34.08)% to (27.60)%
AllianceBernstein Growth & Income	(23.45)% to (21.14)%
AllianceBernstein Premier Growth	(31.90)% to (21.66)%
Janus Aspen - Mid Cap Growth	(29.22)% to (20.26)%
Janus Aspen - Worldwide Growth	(26.84)% to (21.89)%
Fidelity - VIP Equity Income	(18.47)% to (18.07)%
Fidelity - VIP Growth	(31.36)% to (25.51)%

Subaccount	2001 Total Return Range
Capital Guardian Global	(12.63)% to (11.61)%
Capital Guardian U. S. Equity	(5.65)% to (4.73)%
Capital Guardian Value	2.15% to 5.16%
Dreyfus Small Cap Value	(2.27)% to 27.00%
MFS High Yield	(2.11)% to 2.34%
PBHG/NWQ Value Select	(5.67)% to (3.17)%
Salomon All Cap	(5.54)% to .67%
Transamerica U.S. Government Securities	1.49% to 3.64%
T. Rowe Price Equity Income	(1.27)% to .75%

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2004

5. Administrative, Mortality, and Expense Risk Charge

Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract, which will commence on the first policy anniversary of each contract owner’s account. For policies issued on or after May 1, 1995, this charge is waived if the sum of the premium payments less the sum of all partial withdrawals equals or exceeds $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account. Transamerica Life also deducts a daily charge equal to an annual rate .15% of the contract owner’s account for administrative expenses. For certain policies sold on or after May 1, 1997 during the first seven policy years, Transamerica Life deducts a daily distribution finance charge equal to an effective rate of .15% of the contract owner’s account.

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for Transamerica Life's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the account and ranges from 1.10% to 2.15%, depending on the death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges.

Prior to May 1, 2001, Transamerica Life offered a 5% Annually Compounding Death Benefit and a Double Enhanced Death Benefit with a charge equal to an annual effective rate of 1.25% of the value of the contract owner’s individual account. They also offered a Return of Premium Death Benefit with a corresponding charge equal to an annual effective rate of 1.10% of the value of the contract owner’s individual account. These options are no longer available subsequent to May 1, 2001.

6. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

FINANCIAL STATEMENTS

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Year Ended December 31, 2004

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Financial Statements

Year Ended December 31, 2004

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of Transamerica Landmark ML Variable Annuity,

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of Transamerica Life Insurance Company Separate Account VA B (comprised of the Asset Allocation - Growth, Asset Allocation - Conservative, Asset Allocation - Moderate, Asset Allocation - Moderate Growth, American Century Large Company Value, American Century International, Capital Guardian Global, Capital Guardian U.S. Equity, Capital Guardian Value, Clarion Real Estate Securities, Transamerica Small/Mid Cap Value, Great Companies - AmericaSM, Great Companies - TechnologySM, Transamerica Balanced (A/T), Templeton Great Companies - Global, Janus Growth (A/T), Jennison Growth, J.P. Morgan Enhanced Index, Marsico Growth, MFS High Yield, Mercury Large Cap Value, PIMCO Total Return, Salomon All Cap, Transamerica Convertible Securities, Transamerica Equity, Transamerica Growth Opportunities, Transamerica U. S. Government Securities, Transamerica U.S. Government Securities - PAM Fund, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, T. Rowe Price Small Cap, Van Kampen Active International Allocation, Van Kampen Large Cap Core, Transamerica Money Market, Van Kampen Emerging Growth, AIM V.I. Basic Value, AIM V.I. Capital Appreciation, AllianceBernstien Growth & Income, AllianceBernstien Premier Growth, Janus Aspen - Mid Cap Growth, Janus Aspen - Mid Cap Value, Janus Aspen - Worldwide Growth, MFS New Discovery, MFS Total Return, Fidelity - VIP Contrafund®, Fidelity - VIP Equity-Income, Fidelity - VIP Growth, Fidelity - VIP Growth Opportunities, Fidelity - VIP Mid Cap, Fidelity - VIP Value Strategies, Merrill Lynch Basic Value V.I., Merrill Lynch High Current Income V.I., Merrill Lynch Global Allocation V.I. subaccounts), which are available for investment by contract owners of the Transamerica Landmark ML Variable Annuity, as of December 31, 2004, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

1

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Life Insurance Company Separate Account VA B, which are available for investment by contract owners of Transamerica Landmark ML Variable Annuity, at December 31, 2004, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

January 31, 2005

2

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	2,952,499.430	1,812,786.068	7,302,514.117	7,596,982.082

Cost	$28,747,384	$17,896,478	$69,322,760	$72,084,421

Number of shares - Service	180,920.705	113,007.144	267,346.856	399,707.293

Cost	$1,967,405	$1,285,395	$3,004,614	$4,436,531

Investments in mutual funds, at net asset value	$37,783,619	$23,185,420	$91,592,644	$97,387,686
Receivable for units sold	9	—	—	—

Total assets	37,783,628	23,185,420	91,592,644	97,387,686

Liabilities
Payable for units redeemed	—	33	3	162

	$37,783,628	$23,185,387	$91,592,641	$97,387,524

Net Assets:
Deferred annuity contracts terminable by owners	$37,783,628	$23,185,387	$91,592,641	$97,387,524

Total net assets	$37,783,628	$23,185,387	$91,592,641	$97,387,524

See accompanying notes.

3

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	87,747.5073	438,641.0804	2,391,625.7861	2,585,982.5206

M&E - 1.30%	2,020,827.8214	1,760,242.9804	6,823,843.2601	6,356,501.3715

M&E - 1.40%	711,134.7076	220,854.1588	721,420.2209	1,954,883.0709

M&E - 1.50%	6,535,597.2209	2,218,469.6661	10,751,886.2893	16,076,973.2369

M&E - 1.55%	20,311,908.6593	10,036,153.3090	43,001,534.1083	43,833,869.6148

M&E - 1.80%	—	1,507,143.7299	3,255,959.3673	1,427,450.8626

M&E - 2.05%	876,105.8110	2,467,741.1194	8,612,486.4655	6,528,089.3306

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$1.174501	$1.181090	$1.179545	$1.184162

M&E - 1.30%	$1.172954	$1.179538	$1.177978	$1.182586

M&E - 1.40%	$1.169884	$1.176448	$1.174865	$1.179485

M&E - 1.50%	$1.166804	$1.173316	$1.171796	$1.176374

M&E - 1.55%	$1.165251	$1.171794	$1.170234	$1.174845

M&E - 1.80%	$1.157617	$1.164118	$1.162564	$1.167152

M&E - 2.05%	$1.150087	$1.156517	$1.154993	$1.159519

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

4

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	126,415.6904	428,274.7678	1,338,727.6090	981,191.1795

M&E - 1.40%	—	—	—	—

M&E - 1.50%	892,244.8088	159,420.0721	729,329.4969	941,712.9579

M&E - 1.55%	—	—	—	—

M&E - 1.80%	81,978.3493	51,178.9372	223,732.7029	270,940.2429

M&E - 2.05%	—	—	—	—

M&E - 2.00%	458,090.7658	453,208.7012	210,485.1660	1,427,423.5797

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.404276	$1.251868	$1.295146	$1.349136

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.399649	$1.247755	$1.290878	$1.344702

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.392775	$1.241621	$1.284535	$1.338083

M&E - 2.05%	—	—	—	—

M&E - 2.00%	$1.388206	$1.237538	$1.280332	$1.333718

M&E - 2.30%	$1.381416	$1.231489	$1.274074	$1.327175

See accompanying notes.

5

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	American Century Large Company Value Subaccount	American Century International Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount
Assets
Investment in securities:
Number of shares - Initial	684,661.071	1,081,477.887	1,496,224.681	2,261,803.946

Cost	$5,740,230	$6,760,251	$15,562,960	$19,274,788

Number of shares - Service	23,606.330	1,510.099	1,755.920	2,438.232

Cost	$246,365	$11,473	$21,484	$24,394

Investments in mutual funds, at net asset value	$7,833,673	$9,324,497	$19,293,990	$24,951,948
Receivable for units sold	—	—	21	12

Total assets	7,833,673	9,324,497	19,294,011	24,951,960

Liabilities
Payable for units redeemed	16	—	—	—

	$7,833,657	$9,324,497	$19,294,011	$24,951,960

Net Assets:
Deferred annuity contracts terminable by owners	$7,833,657	$9,324,497	$19,294,011	$24,951,960

Total net assets	$7,833,657	$9,324,497	$19,294,011	$24,951,960

See accompanying notes.

6

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	American Century Large Company Value Subaccount	American Century International Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	651,845.6871	756,138.4485	478,811.2333	1,088,817.7097

M&E - 1.30%	196,899.0690	468,813.0058	955,599.4292	1,611,534.2723

M&E - 1.40%	122,755.3231	342,560.6103	1,183,352.1344	1,235,003.4278

M&E - 1.50%	3,250,057.4667	3,304,525.6087	3,022,917.0605	5,969,411.7813

M&E - 1.55%	2,686,541.2086	5,042,518.7153	9,067,953.0894	14,870,855.6541

M&E - 1.80%	10,323.4288	53,134.7521	85,859.8371	77,799.4441

M&E - 2.05%	175,584.9642	307,825.1374	749,460.2993	798,794.4877

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$1.071206	$0.897669	$1.035306	$1.039535

M&E - 1.30%	$1.177364	$1.105264	$1.202232	$1.156474

M&E - 1.40%	$1.065370	$0.892808	$1.332782	$0.926223

M&E - 1.50%	$1.061536	$0.889551	$1.026003	$1.030167

M&E - 1.55%	$1.059628	$0.887981	$1.319244	$0.917337

M&E - 1.80%	$1.161983	$1.090843	$1.186511	$1.141367

M&E - 2.05%	$1.154394	$1.083713	$1.178766	$1.133917

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

7

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	American Century Large Company Value Subaccount	American Century International Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	188,929.1902	9,149.8125	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	5,715.3895	10,177.9884

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	8,159.8170	7,786.6281

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	2,020.0437	2,024.8140

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.383150	$1.417665	$1.432568	$1.352264

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.378605	$1.412998	$1.427847	$1.347820

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.371834	$1.406046	$1.420834	$1.341192

M&E - 2.05%	—	—	—	—

M&E - 2.00%	$1.367342	$1.401442	$1.416204	$1.336805

M&E - 2.30%	$1.360651	$1.394598	$1.409258	$1.330267

See accompanying notes.

8

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Capital Guardian Value Subaccount	Clarion Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount	Great Companies - AmericaSM Subaccount
Assets
Investment in securities:
Number of shares - Initial	2,122,401.206	367,509.014	3,776,623.349	332,316.757

Cost	$32,777,512	$5,004,398	$46,900,930	$2,776,196

Number of shares - Service	2,941.082	3,290.110	—	0.001

Cost	$54,200	$56,573	$—	$—

Investments in mutual funds, at net asset value	$43,080,982	$7,102,054	$63,976,000	$3,286,613
Receivable for units sold	—	—	15	—

Total assets	43,080,982	7,102,054	63,976,015	3,286,613

Liabilities
Payable for units redeemed	11	3	—	3

	$43,080,971	$7,102,051	$63,976,015	$3,286,610

Net Assets:
Deferred annuity contracts terminable by owners	$43,080,971	$7,102,051	$63,976,015	$3,286,610

Total net assets	$43,080,971	$7,102,051	$63,976,015	$3,286,610

See accompanying notes.

9

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Capital Guardian Value Subaccount	Clarion Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount	Great Companies - AmericaSM Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	2,028,613.4261	52,452.4692	3,014,770.2942	138,000.0376

M&E - 1.30%	1,508,385.2565	527,534.2659	177,107.5229	336,498.3147

M&E - 1.40%	1,375,799.7392	227,875.4113	2,176,672.0641	77,316.7955

M&E - 1.50%	9,347,493.5625	460,576.8226	16,174,508.5648	1,260,844.5620

M&E - 1.55%	7,627,868.4962	2,800,769.7496	7,578,914.6707	1,571,677.0220

M&E - 1.80%	440,473.4548	51,000.0640	—	—

M&E - 2.05%	1,841,246.4784	208,478.8781	66,909.5377	55,303.7168

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$1.227809	$1.637853	$1.267497	$0.953523

M&E - 1.30%	$1.193653	$1.635687	$1.351774	$1.044009

M&E - 1.40%	$2.767270	$1.631387	$4.084993	$0.948341

M&E - 1.50%	$1.216717	$1.627102	$1.256098	$0.944912

M&E - 1.55%	$2.736747	$1.624970	$4.039926	$0.943194

M&E - 1.80%	$1.178050	$1.614316	$1.334121	$1.030368

M&E - 2.05%	$1.170358	$1.603794	$1.325401	$1.023632

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

10

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Capital Guardian Value Subaccount	Clarion Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount	Great Companies - AmericaSM Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	1,273.3725	1,270.4943	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	9,531.1332	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	30,060.4783	37,732.2908	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.475955	$1.660425	—	$1.168483

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.471108	$1.654962	—	$1.164645

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.463879	$1.646832	—	$1.158917

M&E - 2.05%	—	—	—	—

M&E - 2.00%	$1.459075	$1.641439	—	$1.155112

M&E - 2.30%	$1.451947	$1.633413	—	$1.149466

See accompanying notes.

11

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Great Companies - TechnologySM Subaccount	Transamerica Balanced (A/T) Subaccount	Templeton Great Companies - Global Subaccount	Janus Growth (A/T) Subaccount
Assets
Investment in securities:
Number of shares - Initial	655,675.632	126,750.630	190,520.413	1,125,796.540

Cost	$2,313,522	$1,239,371	$3,646,334	$28,194,555

Number of shares - Service	3,647.185	3,865.297	0.006	0.032

Cost	$14,511	$40,556	$—	$1

Investments in mutual funds, at net asset value	$2,828,421	$1,537,350	$3,370,306	$39,279,042
Receivable for units sold	—	—	—	—

Total assets	2,828,421	1,537,350	3,370,306	39,279,042

Liabilities
Payable for units redeemed	34	9	4	289

	$2,828,387	$1,537,341	$3,370,302	$39,278,753

Net Assets:
Deferred annuity contracts terminable by owners	$2,828,387	$1,537,341	$3,370,302	$39,278,753

Total net assets	$2,828,387	$1,537,341	$3,370,302	$39,278,753

See accompanying notes.

12

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Great Companies - TechnologySM Subaccount	Transamerica Balanced (A/T) Subaccount	Templeton Great Companies -Global Subaccount	Janus Growth (A/T) Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	86,178.2298	21,572.9257	134,120.1694	742,639.4367

M&E - 1.30%	101,125.2418	85,354.4736	18,101.7341	110,503.5546

M&E - 1.40%	37,685.8761	35,768.0791	683,725.3596	273,602.3600

M&E - 1.50%	976,204.7872	71,207.6563	666,801.7221	2,443,598.8728

M&E - 1.55%	2,233,575.7635	760,262.9415	3,876,861.6374	1,197,589.8861

M&E - 1.80%	13,709.9209	—	—	62,456.0946

M&E - 2.05%	176,052.2134	322,856.5413	19,493.9394	248,351.5711

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$0.753409	$1.162240	$0.967022	$0.799822

M&E - 1.30%	$1.135476	$1.160714	$1.116318	$1.183452

M&E - 1.40%	$0.749322	$1.157655	$0.564642	$24.867393

M&E - 1.50%	$0.746619	$1.154600	$0.958284	$0.792614

M&E - 1.55%	$0.745263	$1.153085	$0.560767	$24.592946

M&E - 1.80%	$1.120669	$1.145543	$1.101747	$1.167993

M&E - 2.05%	$1.113337	$1.138069	$1.094552	$1.160368

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

13

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Great Companies - TechnologySM Subaccount	Transamerica Balanced (A/T) Subaccount	Templeton Great Companies - Global Subaccount	Janus Growth (A/T) Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	37,792.2005	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	11,309.2145	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.388348	$1.203735	$1.085463	$1.372020

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.383791	$1.199769	$1.084034	$1.367513

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.376983	$1.193854	$1.081888	$1.360790

M&E - 2.05%	—	—	—	—

M&E - 2.00%	$1.372482	$1.189960	$1.080456	$1.356330

M&E - 2.30%	$1.365772	$1.184125	$1.078330	$1.349704

See accompanying notes.

14

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount
Assets
Investment in securities:
Number of shares - Initial	535,211.820	2,403,413.189	833,789.977	1,721,386.654

Cost	$4,829,456	$34,056,655	$7,135,278	$15,682,740

Number of shares - Service	—	14,980.991	37,389.801	1,086.181

Cost	$—	$196,370	$318,659	$11,114

Investments in mutual funds, at net asset value	$4,287,047	$33,954,853	$8,301,221	$18,154,972
Receivable for units sold	—	—	—	—

Total assets	4,287,047	33,954,853	8,301,221	18,154,972

Liabilities
Payable for units redeemed	3	7	—	2

	$4,287,044	$33,954,846	$8,301,221	$18,154,970

Net Assets:
Deferred annuity contracts terminable by owners	$4,287,044	$33,954,846	$8,301,221	$18,154,970

Total net assets	$4,287,044	$33,954,846	$8,301,221	$18,154,970

See accompanying notes.

15

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	130,410.9620	845,403.5195	711,432.9254	1,039,048.7139

M&E - 1.30%	133,750.3898	429,131.7727	31,344.7039	835,611.0202

M&E - 1.40%	971,713.3482	2,591,428.0942	1,069,522.1139	634,725.3888

M&E - 1.50%	482,537.2877	4,599,133.6294	3,086,478.9005	2,755,004.9542

M&E - 1.55%	3,355,876.2498	16,778,255.0552	4,591,639.4262	8,902,988.0531

M&E - 1.80%	106,465.6804	16,903.0646	17,027.7232	107,523.5428

M&E - 2.05%	62,484.3303	316,314.0030	86,413.6871	648,195.3044

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$0.818602	$0.934991	$0.894235	$1.246176

M&E - 1.30%	$1.031770	$1.119870	$1.322924	$1.246462

M&E - 1.40%	$0.810917	$1.451467	$0.781242	$1.214656

M&E - 1.50%	$0.811233	$0.926556	$0.886160	$1.234958

M&E - 1.55%	$0.801947	$1.435440	$0.775852	$1.202886

M&E - 1.80%	$1.018303	$1.105224	$1.312102	$1.230186

M&E - 2.05%	$1.011636	$1.098003	$1.306752	$1.222127

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

16

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	158,504.7790	263,698.5131	1,454.0897

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	5,664.4120	6,216.0184

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	2,211.8547

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.295150	$1.330739	$1.318758	$1.174817

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.290888	$1.326377	$1.314431	$1.170941

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.284548	$1.319853	$1.307980	$1.165192

M&E - 2.05%	—	—	—	—

M&E - 2.00%	$1.280340	$1.315537	$1.303691	$1.161377

M&E - 2.30%	$1.274091	$1.309105	$1.297321	$1.155681

See accompanying notes.

17

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Mercury Large Cap Value Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount
Assets
Investment in securities:
Number of shares - Initial	586,862.048	3,022,884.755	1,831,634.167	327,782.870

Cost	$7,655,443	$32,282,778	$20,531,806	$3,496,693

Number of shares - Service	2,526.745	6,362.988	26,803.843	752.669

Cost	$40,112	$70,617	$355,670	$8,407

Investments in mutual funds, at net asset value	$10,120,058	$33,685,489	$26,426,721	$4,021,275
Receivable for units sold	—	1	—	—

Total assets	10,120,058	33,685,490	26,426,721	4,021,275

Liabilities
Payable for units redeemed	7	—	8	19

	$10,120,051	$33,685,490	$26,426,713	$4,021,256

Net Assets:
Deferred annuity contracts terminable by owners	$10,120,051	$33,685,490	$26,426,713	$4,021,256

Total net assets	$10,120,051	$33,685,490	$26,426,713	$4,021,256

See accompanying notes.

18

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Mercury Large Cap Value Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	524,333.4783	1,031,424.5204	1,190,868.5674	33,666.4270

M&E - 1.30%	465,807.3758	3,617,838.0349	1,182,161.4149	515,791.9608

M&E - 1.40%	239,672.7297	714,569.8825	547,285.9030	123,889.4296

M&E - 1.50%	1,955,690.8888	4,561,571.7173	9,710,356.7880	273,547.9717

M&E - 1.55%	4,592,200.8858	17,034,835.2607	11,054,496.9351	1,861,830.1693

M&E - 1.80%	35,442.3219	353,224.2057	41,626.6465	15,374.7496

M&E - 2.05%	135,934.4190	2,769,440.9782	910,827.4506	381,156.3544

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$1.199353	$1.126172	$1.012203	$1.261856

M&E - 1.30%	$1.211837	$1.124682	$1.105003	$1.260191

M&E - 1.40%	$1.323836	$1.121717	$1.107261	$1.256871

M&E - 1.50%	$1.188561	$1.118783	$1.003098	$1.253568

M&E - 1.55%	$1.314713	$1.117299	$1.099598	$1.251920

M&E - 1.80%	$1.196010	$1.109997	$1.090563	$1.243721

M&E - 2.05%	$1.188179	$1.102737	$1.083437	$1.235603

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

19

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Mercury Large Cap Value Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	7,722.3677	56,159.8504	277,326.8330	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	12,105.2657	—	3,483.9112

M&E - 1.55%	—	—	—	—

M&E - 1.80%	22,172.4891	—	—	2,112.1376

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	1,597.7598

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.468479	$1.040825	$1.373361	$1.289055

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.463652	$1.037408	$1.368850	$1.284802

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.456462	$1.032300	$1.362113	$1.278480

M&E - 2.05%	—	—	—	—

M&E - 2.00%	$1.451699	$1.028898	$1.357660	$1.274297

M&E - 2.30%	$1.444602	$1.023862	$1.351017	$1.268063

See accompanying notes.

20

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Fund Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,171,230.020	840,367.322	2,643,150.754	0.589

Cost	$19,824,740	$10,442,601	$31,988,475	$7

Number of shares - Service	3,974.445	481.778	530.199	—

Cost	$81,243	$6,716	$6,637	$—

Investments in mutual funds, at net asset value	$24,537,951	$12,326,824	$32,570,260	$7
Receivable for units sold	—	—	—	—

Total assets	24,537,951	12,326,824	32,570,260	7

Liabilities
Payable for units redeemed	16	48	27	7

	$24,537,935	$12,326,776	$32,570,233	$—

Net Assets:
Deferred annuity contracts terminable by owners	$24,537,935	$12,326,776	$32,570,233	$—

Total net assets	$24,537,935	$12,326,776	$32,570,233	$—

See accompanying notes.

21

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Fund Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	1,289,128.2829	726,666.8248	2,808,895.0240	—

M&E - 1.30%	686,814.9932	484,459.2586	1,656,064.0592	—

M&E - 1.40%	1,198,536.7221	225,981.0818	1,397,152.0525	—

M&E - 1.50%	7,540,544.0143	2,653,846.5989	9,526,892.9678	—

M&E - 1.55%	17,682,256.4819	4,310,247.1011	9,492,820.2174	—

M&E - 1.80%	47,741.4067	172,467.9062	241,668.8195	—

M&E - 2.05%	398,143.2942	481,186.1831	503,055.1740	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$0.993375	$1.400632	$1.102034	$1.027279

M&E - 1.30%	$1.248282	$1.182204	$1.080729	$1.013133

M&E - 1.40%	$0.764836	$1.393038	$1.526143	$1.025525

M&E - 1.50%	$0.984415	$1.388005	$1.092103	$1.009806

M&E - 1.55%	$0.759605	$1.385505	$1.511766	$1.023764

M&E - 1.80%	$1.231954	$1.166768	$1.066588	$1.004835

M&E - 2.05%	$1.223899	$1.159147	$1.059628	—

M&E - 2.00%	—	—	—	$1.001542

M&E - 2.30%	—	—	—	—

See accompanying notes.

22

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Fund Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	36,633.0422	4,881.7957	2,362.7306	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	4,206.9865	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	23,294.9402	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.383835	$1.441358	$1.013133	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.379279	$1.436639	$1.009806	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.372516	$1.429566	$1.004835	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	$1.368016	$1.424884	$1.001542	—

M&E - 2.30%	$1.361322	$1.417914	$0.996629	—

See accompanying notes.

23

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount
Assets
Investment in securities:
Number of shares - Initial	3,117,188.377	2,559,037.986	1,632,450.220	1,873,952.642

Cost	$53,881,341	$52,972,676	$14,965,571	$20,850,699

Number of shares - Service	8,546.385	3,353.593	34,620.392	26,323.173

Cost	$169,722	$64,956	$382,308	$269,668

Investments in mutual funds, at net asset value	$66,641,605	$55,424,262	$20,586,591	$21,473,643
Receivable for units sold	—	—	—	—

Total assets	66,641,605	55,424,262	20,586,591	21,473,643

Liabilities
Payable for units redeemed	16	18	123	3

	$66,641,589	$55,424,244	$20,586,468	$21,473,640

Net Assets:
Deferred annuity contracts terminable by owners	$66,641,589	$55,424,244	$20,586,468	$21,473,640

Total net assets	$66,641,589	$55,424,244	$20,586,468	$21,473,640

See accompanying notes.

24

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	3,096,980.0328	2,455,926.0936	922,663.8426	1,291,814.4012

M&E - 1.30%	1,620,842.5330	1,496,073.1087	951,825.4761	307,262.7364

M&E - 1.40%	2,405,871.6939	1,838,769.3949	849,613.7312	2,050,632.3900

M&E - 1.50%	15,120,346.9071	13,303,903.2481	6,154,558.2306	3,632,635.0957

M&E - 1.55%	12,528,595.0030	10,690,962.1655	12,120,186.9814	8,112,910.7805

M&E - 1.80%	39,668.3181	117,733.2619	60,368.7506	28,700.0078

M&E - 2.05%	754,545.4763	1,767,157.9823	1,042,083.3315	496,024.2166

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$1.197716	$0.998938	$1.036804	$1.023500

M&E - 1.30%	$1.181867	$1.144273	$1.123465	$1.237571

M&E - 1.40%	$2.836258	$2.892491	$0.822294	$1.504078

M&E - 1.50%	$1.186962	$0.989934	$1.027478	$1.014278

M&E - 1.55%	$2.804939	$2.860595	$0.816617	$1.487443

M&E - 1.80%	$1.166444	$1.129348	$1.108771	$1.221375

M&E - 2.05%	$1.158793	$1.121948	$1.101532	$1.213396

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

25

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	39,245.7912	23,075.4894	260,664.6471	169,126.1605

M&E - 1.40%	—	—	—	—

M&E - 1.50%	12,438.7476	—	9,386.9871	18,225.1067

M&E - 1.55%	—	—	—	—

M&E - 1.80%	47,762.0754	32,235.9915	21,038.3859	11,150.2012

M&E - 2.05%	—	—	—	—

M&E - 2.00%	34,290.7595	—	2,752.7412	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.377884	$1.312796	$1.450314	$1.502279

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.373349	$1.308482	$1.445530	$1.497321

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.366596	$1.302059	$1.438430	$1.489961

M&E - 2.05%	—	—	—	—

M&E - 2.00%	$1.362121	$1.297785	$1.433725	$1.485104

M&E - 2.30%	$1.355459	$1.291449	$1.426709	$1.477827

See accompanying notes.

26

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Van Kampen Large Cap Core Subaccount	Transamerica Money Market Subaccount	Van Kampen Emerging Growth Subaccount	AIM V.I. Basic Value Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,809,239.312	15,215,679.250	515,081.208	455,367.460

Cost	$28,677,997	$15,215,679	$7,793,744	$3,995,767

Number of shares - Service	—	98,425.700	178.443	—

Cost	$—	$98,426	$2,951	$—

Investments in mutual funds, at net asset value	$30,576,144	$15,314,105	$9,197,373	$5,355,121
Receivable for units sold	9	17	2	—

Total assets	30,576,153	15,314,122	9,197,375	5,355,121

Liabilities
Payable for units redeemed	—	—	—	13

	$30,576,153	$15,314,122	$9,197,375	$5,355,108

Net Assets:
Deferred annuity contracts terminable by owners	$30,576,153	$15,314,122	$9,197,375	$5,355,108

Total net assets	$30,576,153	$15,314,122	$9,197,375	$5,355,108

See accompanying notes.

27

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Van Kampen Large Cap Core Subaccount	Transamerica Money Market Subaccount	Van Kampen Emerging Growth Subaccount	AIM V.I. Basic Value Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	2,036,497.3225	714,141.9373	1,306,789.9112	—

M&E - 1.30%	277,444.5842	802,958.8740	700,102.3249	631,925.7149

M&E - 1.40%	1,176,069.5106	1,018,390.9593	124,703.4064	112,302.3889

M&E - 1.50%	6,505,944.9433	2,799,428.1932	5,399,720.2338	332,415.8986

M&E - 1.55%	6,107,219.0873	6,882,847.1353	4,796,976.6349	3,186,907.6462

M&E - 1.80%	14,523.2994	12,667.8813	70,325.1141	57,942.7099

M&E - 2.05%	—	329,443.3033	224,076.8348	494,228.9698

M&E - 2.00%	—	—	—	93,494.4942

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$1.061119	$1.004042	$0.714492	$1.093885

M&E - 1.30%	$1.162777	$0.990971	$0.968672	$1.092421

M&E - 1.40%	$2.942759	$1.352646	$0.710611	$1.089564

M&E - 1.50%	$1.051547	$0.994970	$0.708049	$1.086700

M&E - 1.55%	$2.910280	$1.337762	$0.706779	$1.085273

M&E - 1.80%	$1.147593	$0.978029	$0.956031	$1.078165

M&E - 2.05%	$1.140092	$0.971609	$0.949775	$1.071094

M&E - 2.00%	—	—	—	$1.397721

M&E - 2.30%	—	—	—	$1.390873

See accompanying notes.

28

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Van Kampen Large Cap Core Subaccount	Transamerica Money Market Subaccount	Van Kampen Emerging Growth Subaccount	AIM V.I. Basic Value Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	99,495.7707	2,523.3812	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	$1.279936	$0.989235	$1.257274	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	$1.275740	$0.985977	$1.253128	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	$1.269474	$0.981125	$1.246984	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	$1.265299	$0.977921	$1.242906	—

M&E - 2.30%	$1.259117	$0.973119	$1.236820	—

See accompanying notes.

29

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Premier Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	37,960.179	865,446.708	446,618.519	148,432.215

Cost	$661,692	$16,612,003	$8,971,205	$2,737,912

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$854,104	$20,658,213	$10,321,354	$3,764,241
Receivable for units sold	—	—	—	—

Total assets	854,104	20,658,213	10,321,354	3,764,241

Liabilities
Payable for units redeemed	11	21	8	6

	$854,093	$20,658,192	$10,321,346	$3,764,235

Net Assets:
Deferred annuity contracts terminable by owners	$854,093	$20,658,192	$10,321,346	$3,764,235

Total net assets	$854,093	$20,658,192	$10,321,346	$3,764,235

See accompanying notes.

30

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Premier Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	—	2,593,744.7367	1,075,117.1813	154,620.1809

M&E - 1.30%	66,742.3434	476,678.8821	830,901.6932	159,513.4230

M&E - 1.40%	—	319,616.6205	117,178.6708	72,962.5679

M&E - 1.50%	2,130.3796	11,007,402.9268	7,363,001.3249	1,152,261.8966

M&E - 1.55%	693,305.1182	4,659,702.1911	3,713,818.1899	4,466,939.7323

M&E - 1.80%	—	164,568.8365	11,529.7753	42,412.2450

M&E - 2.05%	46,831.4618	1,019,459.9285	188,969.5412	136,650.5681

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$1.064339	$1.020495	$0.762441	$0.865925

M&E - 1.30%	$1.062933	$1.129734	$1.020390	$1.261578

M&E - 1.40%	$1.060132	$1.014966	$0.758307	$0.449324

M&E - 1.50%	$1.057344	$1.011301	$0.755575	$0.858123

M&E - 1.55%	$1.055944	$1.009478	$0.754200	$0.489306

M&E - 1.80%	$1.049046	$1.114942	$1.007039	$1.245100

M&E - 2.05%	$1.042171	$1.107663	$1.000475	$1.236979

M&E - 2.00%	$1.272982	$1.336441	$1.217098	$1.478910

M&E - 2.30%	$1.266759	$1.329897	$1.211153	$1.471678

See accompanying notes.

31

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Premier Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

32

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount
Assets
Investment in securities:
Number of shares - Initial	119,560.328	360,566.583	170,008.506	285,401.982

Cost	$1,223,819	$8,493,323	$1,947,376	$5,138,902

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$1,854,381	$9,598,282	$2,500,825	$6,064,792
Receivable for units sold	—	—	—	—

Total assets	1,854,381	9,598,282	2,500,825	6,064,792

Liabilities
Payable for units redeemed	—	12	1	1

	$1,854,381	$9,598,270	$2,500,824	$6,064,791

Net Assets:
Deferred annuity contracts terminable by owners	$1,854,381	$9,598,270	$2,500,824	$6,064,791

Total net assets	$1,854,381	$9,598,270	$2,500,824	$6,064,791

See accompanying notes.

33

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	110,995.7967	1,064,183.9878	14,057.9300	101,626.4588

M&E - 1.30%	—	572,726.1735	334,379.4489	412,928.5964

M&E - 1.40%	65,340.0056	214,079.9140	28,745.1582	194,030.2982

M&E - 1.50%	537,254.8662	4,572,302.1943	531,685.0534	725,433.0601

M&E - 1.55%	973,068.1963	6,761,623.9832	1,005,043.4094	3,312,532.4524

M&E - 1.80%	—	54,958.1167	63,078.2048	88,343.1796

M&E - 2.05%	—	345,938.3039	463,784.7161	461,154.3935

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$1.112886	$0.774544	$1.034152	$1.154522

M&E - 1.30%	—	$0.984054	$1.032777	$1.153001

M&E - 1.40%	$1.102643	$0.562018	$1.030063	$1.149960

M&E - 1.50%	$1.102842	$0.767566	$1.027353	$1.146954

M&E - 1.55%	$1.095813	$0.620178	$1.025998	$1.145445

M&E - 1.80%	—	$0.971196	$1.019281	$1.137939

M&E - 2.05%	—	$0.964837	$1.012632	$1.130502

M&E - 2.00%	—	$1.266456	$1.321391	$1.219711

M&E - 2.30%	—	$1.260252	$1.314944	$1.213736

See accompanying notes.

34

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

35

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount
Assets
Investment in securities:
Number of shares - Initial	868,086.173	609,789.389	159,128.401	86,912.484

Cost	$16,619,396	$11,992,088	$4,020,721	$1,216,710

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$22,874,071	$15,299,616	$5,034,823	$1,387,123
Receivable for units sold	11	—	—	2

Total assets	22,874,082	15,299,616	5,034,823	1,387,125

Liabilities
Payable for units redeemed	—	11	9	—

	$22,874,082	$15,299,605	$5,034,814	$1,387,125

Net Assets:
Deferred annuity contracts terminable by owners	$22,874,082	$15,299,605	$5,034,814	$1,387,125

Total net assets	$22,874,082	$15,299,605	$5,034,814	$1,387,125

See accompanying notes.

36

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	877,701.9832	564,163.3010	254,067.1643	107,971.4653

M&E - 1.30%	1,017,226.3983	306,126.7911	325,882.5738	—

M&E - 1.40%	948,527.3503	641,931.3670	46,737.1014	98,168.0704

M&E - 1.50%	4,348,803.7334	3,825,212.8899	1,709,091.0581	657,998.1335

M&E - 1.55%	12,822,839.5812	7,260,547.8065	3,413,780.3891	808,362.1358

M&E - 1.80%	278,180.7084	16,456.6444	89,514.6097	—

M&E - 2.05%	800,550.7719	830,635.2147	350,877.6970	—

M&E - 2.00%	21,858.0646	93,099.3517	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$1.217763	$1.082525	$0.797318	$0.949257

M&E - 1.30%	$1.242763	$1.154787	$0.992121	—

M&E - 1.40%	$1.019188	$1.164636	$0.793008	$0.738821

M&E - 1.50%	$1.206785	$1.072770	$0.790140	$0.940705

M&E - 1.55%	$1.012189	$1.156611	$0.788705	$0.733732

M&E - 1.80%	$1.226508	$1.139689	$0.979170	—

M&E - 2.05%	$1.218498	$1.132263	$0.972781	—

M&E - 2.00%	$1.394496	$1.367371	$1.254545	—

M&E - 2.30%	$1.387678	$1.360683	$1.248415	—

See accompanying notes.

37

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

38

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount	Merrill Lynch Basic Value V.I. Subaccount	Merrill Lynch High Current Income V.I. Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,465,539.653	835,315.683	5,151,004.362	2,149,590.576

Cost	$27,828,902	$7,981,735	$65,595,567	$15,620,232

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$43,790,325	$11,811,364	$80,870,768	$17,454,675
Receivable for units sold	—	13	—	—

Total assets	43,790,325	11,811,377	80,870,768	17,454,675

Liabilities
Payable for units redeemed	23	—	18	83

	$43,790,302	$11,811,377	$80,870,750	$17,454,592

Net Assets:
Deferred annuity contracts terminable by owners	$43,790,302	$11,811,377	$80,870,750	$17,454,592

Total net assets	$43,790,302	$11,811,377	$80,870,750	$17,454,592

See accompanying notes.

39

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount	Merrill Lynch Basic Value V.I. Subaccount	Merrill Lynch High Current Income V.I. Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	1,352,964.4182	128,750.2954	4,318,898.0049	1,260,738.6508

M&E - 1.30%	1,185,433.8296	950,157.4507	3,361,070.0247	422,542.8740

M&E - 1.40%	1,354,304.0309	152,567.9952	2,910,671.1741	1,748,998.9985

M&E - 1.50%	8,317,373.2797	1,048,118.6303	19,357,183.0402	3,816,497.4356

M&E - 1.55%	15,280,654.3132	6,039,065.4796	23,691,418.7129	5,620,423.8077

M&E - 1.80%	176,597.4803	129,553.2014	284,670.4212	38,118.2084

M&E - 2.05%	689,738.7712	616,430.3116	1,972,749.7693	383,560.4530

M&E - 2.00%	18,641.0604	20,286.7697	111,583.2423	2,164.7047

M&E - 2.30%	—	—	—	—

Accumulation unit value-Initial:
M&E - 1.25%	$1.537512	$1.309575	$1.144027	$1.329750

M&E - 1.30%	$1.441197	$1.307865	$1.161590	$1.328841

M&E - 1.40%	$1.577251	$1.304413	$1.797569	$1.318483

M&E - 1.50%	$1.523667	$1.300991	$1.133713	$1.317778

M&E - 1.55%	$1.566373	$1.299278	$1.777751	$1.303978

M&E - 1.80%	$1.422355	$1.290779	$1.146425	$1.311471

M&E - 2.05%	$1.413088	$1.282351	$1.138917	$1.302908

M&E - 2.00%	$1.696510	$1.644209	$1.410722	$1.232378

M&E - 2.30%	$1.688213	$1.636169	$1.403821	$1.226328

See accompanying notes.

40

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount	Merrill Lynch Basic Value V.I. Subaccount	Merrill Lynch High Current Income V.I. Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value-Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

See accompanying notes.

41

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

Merrill Lynch Global Allocation V.I. Subaccount
Assets
Investment in securities:
Number of shares - Initial	606,207.363

Cost	$6,880,327

Number of shares - Service	—

Cost	$—

Investments in mutual funds, at net asset value	$7,607,902
Receivable for units sold	1

Total assets	7,607,903

Liabilities
Payable for units redeemed	—

$7,607,903

Net Assets:
Deferred annuity contracts terminable by owners	$7,607,903

Total net assets	$7,607,903

See accompanying notes.

42

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

Merrill Lynch Global Allocation V.I. Subaccount
Accumulation units outstanding-Initial:
M&E - 1.25%	148,216.6734

M&E - 1.30%	346,775.5458

M&E - 1.40%	852,652.3685

M&E - 1.50%	1,082,580.8564

M&E - 1.55%	4,515,474.4219

M&E - 1.80%	139,890.8184

M&E - 2.05%	128,903.9728

M&E - 2.00%	12,770.1168

M&E - 2.30%	—

Accumulation unit value-Initial:
M&E - 1.25%	$1.476737

M&E - 1.30%	$1.364102

M&E - 1.40%	$0.930724

M&E - 1.50%	$1.463413

M&E - 1.55%	$0.920462

M&E - 1.80%	$1.346253

M&E - 2.05%	$1.337475

M&E - 2.00%	$1.651149

M&E - 2.30%	$1.643080

See accompanying notes.

43

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Assets and Liabilities

December 31, 2004

Merrill Lynch Global Allocation V.I. Subaccount
Accumulation units outstanding-Service:
M&E - 1.25%	—

M&E - 1.30%	—

M&E - 1.40%	—

M&E - 1.50%	—

M&E - 1.55%	—

M&E - 1.80%	—

M&E - 2.05%	—

M&E - 2.00%	—

M&E - 2.30%	—

Accumulation unit value-Service:
M&E - 1.25%	—

M&E - 1.30%	—

M&E - 1.40%	—

M&E - 1.50%	—

M&E - 1.55%	—

M&E - 1.80%	—

M&E - 2.05%	—

M&E - 2.00%	—

M&E - 2.30%	—

See accompanying notes.

44

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Net investment income (loss)
Income:
Dividends	$26,081	$66,447	$216,843	$148,489
Expenses:
Administrative, mortality and expense risk charge	440,326	347,560	1,291,433	1,221,338

Net investment income (loss)	(414,245)	(281,113)	(1,074,590)	(1,072,849)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	261,327	271,121	724,852	505,752
Proceeds from sales	3,146,749	6,210,912	7,870,888	5,693,779
Cost of investments sold	2,462,982	4,944,069	6,110,288	4,460,196

Net realized capital gains (losses) on investments	945,094	1,537,964	2,485,452	1,739,335

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	3,749,341	3,524,126	12,683,254	11,835,698
End of period	7,068,830	4,003,547	19,265,270	20,866,734

Net change in unrealized appreciation/depreciation of investments	3,319,489	479,421	6,582,016	9,031,036

Net realized and unrealized capital gains (losses) on investments	4,264,583	2,017,385	9,067,468	10,770,371

Increase (decrease) in net assets from operations	$3,850,338	$1,736,272	$7,992,878	$9,697,522

See accompanying notes.

45

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	American Century Large Company Value Subaccount	American Century International Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount
Net investment income (loss)
Income:
Dividends	$70,512	$—	$60,628	$69,871
Expenses:
Administrative, mortality and expense risk charge	106,642	126,764	262,991	369,822

Net investment income (loss)	(36,130)	(126,764)	(202,363)	(299,951)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,179,567	1,677,652	1,384,220	3,263,906
Cost of investments sold	1,097,314	1,462,636	1,517,399	3,211,969

Net realized capital gains (losses) on investments	82,253	215,016	(133,179)	51,937

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,043,510	1,563,000	1,756,405	3,561,186
End of period	1,847,078	2,552,773	3,709,546	5,652,766

Net change in unrealized appreciation/depreciation of investments	803,568	989,773	1,953,141	2,091,580

Net realized and unrealized capital gains (losses) on investments	885,821	1,204,789	1,819,962	2,143,517

Increase (decrease) in net assets from operations	$849,691	$1,078,025	$1,617,599	$1,843,566

See accompanying notes.

46

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Capital Guardian Value Subaccount	Clarion Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount	Great Companies - AmericaSM Subaccount
Net investment income (loss)
Income:
Dividends	$425,457	$120,420	$—	$18,551
Expenses:
Administrative, mortality and expense risk charge	614,069	84,969	930,228	50,288

Net investment income (loss)	(188,612)	35,451	(930,228)	(31,737)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	114,990	—	—
Proceeds from sales	4,709,213	1,364,561	10,080,130	673,062
Cost of investments sold	4,255,046	957,361	10,362,206	670,879

Net realized capital gains (losses) on investments	454,167	522,190	(282,076)	2,183

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	4,794,698	1,008,189	7,343,339	474,801
End of period	10,249,270	2,041,083	17,075,070	510,417

Net change in unrealized appreciation/depreciation of investments	5,454,572	1,032,894	9,731,731	35,616

Net realized and unrealized capital gains (losses) on investments	5,908,739	1,555,084	9,449,655	37,799

Increase (decrease) in net assets from operations	$5,720,127	$1,590,535	$8,519,427	$6,062

See accompanying notes.

47

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Great Companies - TechnologySM Subaccount	Transamerica Balanced (A/T) Subaccount	Templeton Great Companies - Global Subaccount	Janus Growth (A/T) Subaccount
Net investment income (loss)
Income:
Dividends	$—	$17,582	$—	$—
Expenses:
Administrative, mortality and expense risk charge	37,995	24,690	38,393	579,000

Net investment income (loss)	(37,995)	(7,108)	(38,393)	(579,000)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	9,115	—	—
Proceeds from sales	625,291	269,807	386,402	6,647,342
Cost of investments sold	594,328	228,892	716,267	5,310,792

Net realized capital gains (losses) on investments	30,963	50,030	(329,865)	1,336,550

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	314,831	164,617	(905,263)	6,917,310
End of period	500,388	257,423	(276,028)	11,084,486

Net change in unrealized appreciation/depreciation of investments	185,557	92,806	629,235	4,167,176

Net realized and unrealized capital gains (losses) on investments	216,520	142,836	299,370	5,503,726

Increase (decrease) in net assets from operations	$178,525	$135,728	$260,977	$4,924,726

See accompanying notes.

48

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount
Net investment income (loss)
Income:
Dividends	$—	$255,919	$—	$1,086,666
Expenses:
Administrative, mortality and expense risk charge	65,029	514,021	100,191	274,922

Net investment income (loss)	(65,029)	(258,102)	(100,191)	811,744

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	74,373
Proceeds from sales	699,604	6,765,224	705,355	3,416,198
Cost of investments sold	1,166,399	8,896,946	835,586	3,146,824

Net realized capital gains (losses) on investments	(466,795)	(2,131,722)	(130,231)	343,747

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,376,817)	(5,651,785)	(150,563)	2,222,495
End of period	(542,409)	(298,172)	847,284	2,461,118

Net change in unrealized appreciation/depreciation of investments	834,408	5,353,613	997,847	238,623

Net realized and unrealized capital gains (losses) on investments	367,613	3,221,891	867,616	582,370

Increase (decrease) in net assets from operations	$302,584	$2,963,789	$767,425	$1,394,114

See accompanying notes.

49

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Mercury Large Cap Value Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount
Net investment income (loss)
Income:
Dividends	$95,559	$520,728	$56,726	$67,281
Expenses:
Administrative, mortality and expense risk charge	137,182	516,598	391,641	53,138

Net investment income (loss)	(41,623)	4,130	(334,915)	14,143

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	170,972	509,986	—	132,658
Proceeds from sales	1,727,661	4,619,759	4,209,503	584,765
Cost of investments sold	1,586,293	4,272,797	4,240,773	463,895

Net realized capital gains (losses) on investments	312,340	856,948	(31,270)	253,528

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,266,458	1,273,799	3,269,152	395,786
End of period	2,424,503	1,332,094	5,539,245	516,175

Net change in unrealized appreciation/depreciation of investments	1,158,045	58,295	2,270,093	120,389

Net realized and unrealized capital gains (losses) on investments	1,470,385	915,243	2,238,823	373,917

Increase (decrease) in net assets from operations	$1,428,762	$919,373	$1,903,908	$388,060

See accompanying notes.

50

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Fund Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$1,218,841	$17,165
Expenses:
Administrative, mortality and expense risk charge	296,905	137,957	538,325	2,305

Net investment income (loss)	(296,905)	(137,957)	680,516	14,860

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	165,648	2,512
Proceeds from sales	3,326,388	1,534,766	11,694,584	675,703
Cost of investments sold	3,186,968	1,250,136	11,223,509	686,417

Net realized capital gains (losses) on investments	139,420	284,630	636,723	(8,202)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,514,796	807,232	1,279,929	—
End of period	4,631,968	1,877,507	575,148	—

Net change in unrealized appreciation/depreciation of investments	3,117,172	1,070,275	(704,781)	—

Net realized and unrealized capital gains (losses) on investments	3,256,592	1,354,905	(68,058)	(8,202)

Increase (decrease) in net assets from operations	$2,959,687	$1,216,948	$612,458	$6,658

See accompanying notes.

51

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount
Net investment income (loss)
Income:
Dividends	$815,381	$76,611	$—	$417,600
Expenses:
Administrative, mortality and expense risk charge	951,177	806,629	289,982	277,542

Net investment income (loss)	(135,796)	(730,018)	(289,982)	140,058

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	434,835	—	—	—
Proceeds from sales	7,998,863	4,918,191	2,305,909	2,545,774
Cost of investments sold	8,041,610	6,230,271	2,237,020	4,326,577

Net realized capital gains (losses) on investments	392,088	(1,312,080)	68,889	(1,780,803)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	4,946,210	(3,881,949)	3,344,148	(3,915,523)
End of period	12,590,542	2,386,630	5,238,712	353,276

Net change in unrealized appreciation/depreciation of investments	7,644,332	6,268,579	1,894,564	4,268,799

Net realized and unrealized capital gains (losses) on investments	8,036,420	4,956,499	1,963,453	2,487,996

Increase (decrease) in net assets from operations	$7,900,624	$4,226,481	$1,673,471	$2,628,054

See accompanying notes.

52

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Van Kampen Large Cap Core Subaccount	Transamerica Money Market Subaccount	Van Kampen Emerging Growth Subaccount	AIM V.I. Basic Value Subaccount
Net investment income (loss)
Income:
Dividends	$507,043	$176,661	$—	$—
Expenses:
Administrative, mortality and expense risk charge	454,832	268,328	136,222	80,202

Net investment income (loss)	52,211	(91,667)	(136,222)	(80,202)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	(40)	—	—
Proceeds from sales	4,863,942	13,988,981	2,122,866	971,684
Cost of investments sold	6,690,133	13,988,981	2,392,888	686,846

Net realized capital gains (losses) on investments	(1,826,191)	(40)	(270,022)	284,838

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(3,002,731)	—	507,350	1,108,627
End of period	1,898,147	—	1,400,678	1,359,354

Net change in unrealized appreciation/depreciation of investments	4,900,878	—	893,328	250,727

Net realized and unrealized capital gains (losses) on investments	3,074,687	(40)	623,306	535,565

Increase (decrease) in net assets from operations	$3,126,898	$(91,707)	$487,084	$455,363

See accompanying notes.

53

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Premier Growth Subaccount	Janus Aspen- Mid Cap Growth Subaccount
Net investment income (loss)
Income:
Dividends	$—	$151,066	$—	$—
Expenses:
Administrative, mortality and expense risk charge	12,694	307,552	153,917	50,450

Net investment income (loss)	(12,694)	(156,486)	(153,917)	(50,450)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	147,619	3,564,919	2,546,446	303,121
Cost of investments sold	118,205	3,515,095	2,944,774	303,961

Net realized capital gains (losses) on investments	29,414	49,824	(398,328)	(840)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	168,520	2,097,187	159,603	379,721
End of period	192,412	4,046,210	1,350,149	1,026,329

Net change in unrealized appreciation/depreciation of investments	23,892	1,949,023	1,190,546	646,608

Net realized and unrealized capital gains (losses) on investments	53,306	1,998,847	792,218	645,768

Increase (decrease) in net assets from operations	$40,612	$1,842,361	$638,301	$595,318

See accompanying notes.

54

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount
Net investment income (loss)
Income:
Dividends	$60,462	$85,211	$—	$86,890
Expenses:
Administrative, mortality and expense risk charge	27,797	139,402	33,574	89,546

Net investment income (loss)	32,665	(54,191)	(33,574)	(2,656)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	296,465	852,789	391,619	1,561,302
Cost of investments sold	206,752	918,497	296,559	1,334,915

Net realized capital gains (losses) on investments	89,713	(65,708)	95,060	226,387

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	478,046	703,678	452,427	629,501
End of period	630,562	1,104,959	553,449	925,890

Net change in unrealized appreciation/depreciation of investments	152,516	401,281	101,022	296,389

Net realized and unrealized capital gains (losses) on investments	242,229	335,573	196,082	522,776

Increase (decrease) in net assets from operations	$274,894	$281,382	$162,508	$520,120

See accompanying notes.

55

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Fidelity -VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount	Fidelity -VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount
Net investment income (loss)
Income:
Dividends	$46,223	$224,019	$6,610	$4,712
Expenses:
Administrative, mortality and expense risk charge	323,316	234,670	78,480	20,339

Net investment income (loss)	(277,093)	(10,651)	(71,870)	(15,627)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	58,381	—	—
Proceeds from sales	3,179,744	2,640,731	1,219,168	221,701
Cost of investments sold	2,707,789	2,616,371	1,047,304	231,558

Net realized capital gains (losses) on investments	471,955	82,741	171,864	(9,857)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	3,735,700	2,002,839	1,036,867	74,173
End of period	6,254,675	3,307,528	1,014,102	170,413

Net change in unrealized appreciation/depreciation of investments	2,518,975	1,304,689	(22,765)	96,240

Net realized and unrealized capital gains (losses) on investments	2,990,930	1,387,430	149,099	86,383

Increase (decrease) in net assets from operations	$2,713,837	$1,376,779	$77,229	$70,756

See accompanying notes.

56

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount	Merrill Lynch Basic Value V.I. Subaccount	Merrill Lynch High Current Income V.I. Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$866,481	$1,345,219
Expenses:
Administrative, mortality and expense risk charge	571,894	161,218	1,183,219	258,462

Net investment income (loss)	(571,894)	(161,218)	(316,738)	1,086,757

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	24,794	121,536	—
Proceeds from sales	3,948,774	1,669,132	8,367,009	3,072,066
Cost of investments sold	2,897,517	1,099,124	7,845,328	3,543,184

Net realized capital gains (losses) on investments	1,051,257	594,802	643,217	(471,118)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	8,285,825	3,016,745	8,562,389	779,863
End of period	15,961,423	3,829,629	15,275,201	1,834,443

Net change in unrealized appreciation/depreciation of investments	7,675,598	812,884	6,712,812	1,054,580

Net realized and unrealized capital gains (losses) on investments	8,726,855	1,407,686	7,356,029	583,462

Increase (decrease) in net assets from operations	$8,154,961	$1,246,468	$7,039,291	$1,670,219

See accompanying notes.

57

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Operations

Year Ended December 31, 2004, Except as Noted

Merrill Lynch Global Allocation V.I. Subaccount
Net investment income (loss)
Income:
Dividends	$219,759
Expenses:
Administrative, mortality and expense risk charge	82,003

Net investment income (loss)	137,756

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—
Proceeds from sales	665,635
Cost of investments sold	609,115

Net realized capital gains (losses) on investments	56,520

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	166,084
End of period	727,575

Net change in unrealized appreciation/depreciation of investments	561,491

Net realized and unrealized capital gains (losses) on investments	618,011

Increase (decrease) in net assets from operations	$755,767

See accompanying notes.

58

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Asset Allocation - Growth Subaccount		Asset Allocation - Conservative Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(414,245)	$(176,301)	$(281,113)	$(269,395)
Net realized capital gains (losses) on investments	945,094	86,663	1,537,964	593,816
Net change in unrealized appreciation/depreciation of investments	3,319,489	3,758,132	479,421	3,503,128

Increase (decrease) in net assets from operations	3,850,338	3,668,494	1,736,272	3,827,549

Contract transactions
Net contract purchase payments	2,703,259	3,352,157	1,462,755	3,715,117
Transfer payments from (to) other subaccounts or general account	10,369,646	7,846,146	(999,667)	5,453,841
Contract terminations, withdrawals, and other deductions	(699,091)	(71,064)	(1,047,236)	(967,502)
Contract maintenance charges	(118,869)	(47,309)	(75,361)	(59,005)

Increase (decrease) in net assets from contract transactions	12,254,945	11,079,930	(659,509)	8,142,451

Net increase (decrease) in net assets	16,105,283	14,748,424	1,076,763	11,970,000

Net assets:
Beginning of the period	21,678,345	6,929,921	22,108,624	10,138,624

End of the period	$37,783,628	$21,678,345	$23,185,387	$22,108,624

See accompanying notes.

59

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Asset Allocation - Moderate Subaccount		Asset Allocation - Moderate Growth Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(1,074,590)	$(809,034)	$(1,072,849)	$(643,362)
Net realized capital gains (losses) on investments	2,485,452	567,169	1,739,335	158,846
Net change in unrealized appreciation/depreciation of investments	6,582,016	12,689,088	9,031,036	11,798,433

Increase (decrease) in net assets from operations	7,992,878	12,447,223	9,697,522	11,313,917

Contract transactions
Net contract purchase payments	6,780,061	14,325,629	6,230,947	9,611,644
Transfer payments from (to) other subaccounts or general account	7,622,035	18,816,556	19,059,475	21,718,787
Contract terminations, withdrawals, and other deductions	(3,844,497)	(882,082)	(3,500,892)	(1,232,385)
Contract maintenance charges	(294,531)	(183,810)	(274,698)	(157,202)

Increase (decrease) in net assets from contract transactions	10,263,068	32,076,293	21,514,832	29,940,844

Net increase (decrease) in net assets	18,255,946	44,523,516	31,212,354	41,254,761

Net assets:
Beginning of the period	73,336,695	28,813,179	66,175,170	24,920,409

End of the period	$91,592,641	$73,336,695	$97,387,524	$66,175,170

See accompanying notes.

60

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	American Century Large Company Value Subaccount		American Century International Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(36,130)	$(65,227)	$(126,764)	$(93,444)
Net realized capital gains (losses) on investments	82,253	(64,704)	215,016	(157,882)
Net change in unrealized appreciation/depreciation of investments	803,568	1,528,983	989,773	1,997,779

Increase (decrease) in net assets from operations	849,691	1,399,052	1,078,025	1,746,453

Contract transactions
Net contract purchase payments	343,553	391,468	65,264	258,076
Transfer payments from (to) other subaccounts or general account	(80,904)	1,042,297	134,268	3,572,149
Contract terminations, withdrawals, and other deductions	(283,863)	(164,921)	(392,531)	(142,825)
Contract maintenance charges	(20,450)	(17,091)	(26,694)	(24,846)

Increase (decrease) in net assets from contract transactions	(41,664)	1,251,753	(219,693)	3,662,554

Net increase (decrease) in net assets	808,027	2,650,805	858,332	5,409,007

Net assets:
Beginning of the period	7,025,630	4,374,825	8,466,165	3,057,158

End of the period	$7,833,657	$7,025,630	$9,324,497	$8,466,165

See accompanying notes.

61

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Capital Guardian Global Subaccount		Capital Guardian U.S. Equity Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(202,363)	$(173,467)	$(299,951)	$(271,858)
Net realized capital gains (losses) on investments	(133,179)	(877,631)	51,937	(511,698)
Net change in unrealized appreciation/depreciation of investments	1,953,141	5,277,400	2,091,580	6,986,821

Increase (decrease) in net assets from operations	1,617,599	4,226,302	1,843,566	6,203,265

Contract transactions
Net contract purchase payments	277,279	1,704,141	235,962	1,666,905
Transfer payments from (to) other subaccounts or general account	1,379,523	855,597	(401,796)	913,525
Contract terminations, withdrawals, and other deductions	(571,218)	(429,908)	(1,353,898)	(879,402)
Contract maintenance charges	(51,967)	(40,833)	(67,103)	(58,700)

Increase (decrease) in net assets from contract transactions	1,033,617	2,088,997	(1,586,835)	1,642,328

Net increase (decrease) in net assets	2,651,216	6,315,299	256,731	7,845,593

Net assets:
Beginning of the period	16,642,795	10,327,496	24,695,229	16,849,636

End of the period	$19,294,011	$16,642,795	$24,951,960	$24,695,229

See accompanying notes.

62

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Capital Guardian Value Subaccount		Clarion Real Estate Securities Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(188,612)	$(234,317)	$35,451	$30,375
Net realized capital gains (losses) on investments	454,167	(1,095,578)	522,190	88,280
Net change in unrealized appreciation/depreciation of investments	5,454,572	11,044,852	1,032,894	1,002,946

Increase (decrease) in net assets from operations	5,720,127	9,714,957	1,590,535	1,121,601

Contract transactions
Net contract purchase payments	633,515	2,139,317	58,387	579,784
Transfer payments from (to) other subaccounts or general account	(719,136)	1,350,877	1,323,372	1,140,052
Contract terminations, withdrawals, and other deductions	(2,283,171)	(1,428,242)	(511,388)	(272,660)
Contract maintenance charges	(101,411)	(82,419)	(19,662)	(11,445)

Increase (decrease) in net assets from contract transactions	(2,470,203)	1,979,533	850,709	1,435,731

Net increase (decrease) in net assets	3,249,924	11,694,490	2,441,244	2,557,332

Net assets:
Beginning of the period	39,831,047	28,136,557	4,660,807	2,103,475

End of the period	$43,080,971	$39,831,047	$7,102,051	$4,660,807

See accompanying notes.

63

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Transamerica Small/Mid Cap Value Subaccount		Great Companies - AmericaSM Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(930,228)	$(729,895)	$(31,737)	$(31,421)
Net realized capital gains (losses) on investments	(282,076)	(4,508,307)	2,183	(30,209)
Net change in unrealized appreciation/depreciation of investments	9,731,731	37,273,998	35,616	715,571

Increase (decrease) in net assets from operations	8,519,427	32,035,796	6,062	653,941

Contract transactions
Net contract purchase payments	313,827	485,416	73,523	391,803
Transfer payments from (to) other subaccounts or general account	(5,266,542)	(4,976,912)	(274,369)	473,328
Contract terminations, withdrawals, and other deductions	(3,900,937)	(2,393,821)	(169,569)	(74,098)
Contract maintenance charges	(147,914)	(133,793)	(10,722)	(9,861)

Increase (decrease) in net assets from contract transactions	(9,001,566)	(7,019,110)	(381,137)	781,172

Net increase (decrease) in net assets	(482,139)	25,016,686	(375,075)	1,435,113

Net assets:
Beginning of the period	64,458,154	39,441,468	3,661,685	2,226,572

End of the period	$63,976,015	$64,458,154	$3,286,610	$3,661,685

See accompanying notes.

64

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Great Companies - TechnologySM Subaccount		Transamerica Balanced (A/T) Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(37,995)	$(21,340)	$(7,108)	$(17,676)
Net realized capital gains (losses) on investments	30,963	(38,218)	50,030	11,284
Net change in unrealized appreciation/depreciation of investments	185,557	604,188	92,806	161,274

Increase (decrease) in net assets from operations	178,525	544,630	135,728	154,882

Contract transactions
Net contract purchase payments	138,804	286,583	10,543	202,841
Transfer payments from (to) other subaccounts or general account	641,013	368,387	(19,491)	513,043
Contract terminations, withdrawals, and other deductions	(77,443)	(63,121)	(88,435)	(23,310)
Contract maintenance charges	(8,556)	(4,991)	(4,369)	(3,716)

Increase (decrease) in net assets from contract transactions	693,818	586,858	(101,752)	688,858

Net increase (decrease) in net assets	872,343	1,131,488	33,976	843,740

Net assets:
Beginning of the period	1,956,044	824,556	1,503,365	659,625

End of the period	$2,828,387	$1,956,044	$1,537,341	$1,503,365

See accompanying notes.

65

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Templeton Great Companies - Global Subaccount		Janus Growth (A/T) Subaccount
	2004	2003	2004	2003(1)
Operations
Net investment income (loss)	$(38,393)	$(25,600)	$(579,000)	$(390,914)
Net realized capital gains (losses) on investments	(329,865)	(758,742)	1,336,550	504,061
Net change in unrealized appreciation/depreciation of investments	629,235	1,106,615	4,167,176	6,917,310

Increase (decrease) in net assets from operations	260,977	322,273	4,924,726	7,030,457

Contract transactions
Net contract purchase payments	24,598	4,590	143,526	201,841
Transfer payments from (to) other subaccounts or general account	1,437,228	(363,530)	(3,622,391)	34,338,994
Contract terminations, withdrawals, and other deductions	(25,623)	(70,426)	(2,264,005)	(1,273,798)
Contract maintenance charges	(9,001)	(7,333)	(112,265)	(88,332)

Increase (decrease) in net assets from contract transactions	1,427,202	(436,699)	(5,855,135)	33,178,705

Net increase (decrease) in net assets	1,688,179	(114,426)	(930,409)	40,209,162

Net assets:
Beginning of the period	1,682,123	1,796,549	40,209,162	—

End of the period	$3,370,302	$1,682,123	$39,278,753	$40,209,162

See accompanying notes.

66

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Jennison Growth Subaccount		J.P. Morgan Enhanced Index Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(65,029)	$(63,227)	$(258,102)	$(315,055)
Net realized capital gains (losses) on investments	(466,795)	(641,454)	(2,131,722)	(2,221,632)
Net change in unrealized appreciation/depreciation of investments	834,408	1,709,888	5,353,613	10,438,901

Increase (decrease) in net assets from operations	302,584	1,005,207	2,963,789	7,902,214

Contract transactions
Net contract purchase payments	15,315	147,093	296,287	2,154,362
Transfer payments from (to) other subaccounts or general account	(275,101)	(135,912)	(2,526,963)	(1,348,866)
Contract terminations, withdrawals, and other deductions	(265,685)	(217,369)	(2,753,935)	(1,350,969)
Contract maintenance charges	(10,224)	(9,052)	(96,319)	(94,700)

Increase (decrease) in net assets from contract transactions	(535,695)	(215,240)	(5,080,930)	(640,173)

Net increase (decrease) in net assets	(233,111)	789,967	(2,117,141)	7,262,041

Net assets:
Beginning of the period	4,520,155	3,730,188	36,071,987	28,809,946

End of the period	$4,287,044	$4,520,155	$33,954,846	$36,071,987

See accompanying notes.

67

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Marsico Growth Subaccount		MFS High Yield Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(100,191)	$(57,568)	$811,744	$(57,218)
Net realized capital gains (losses) on investments	(130,231)	(86,210)	343,747	(50,341)
Net change in unrealized appreciation/depreciation of investments	997,847	987,232	238,623	2,545,419

Increase (decrease) in net assets from operations	767,425	843,454	1,394,114	2,437,860

Contract transactions
Net contract purchase payments	264,408	166,635	222,314	1,901,402
Transfer payments from (to) other subaccounts or general account	1,803,357	1,634,109	(1,115,095)	3,044,906
Contract terminations, withdrawals, and other deductions	(268,084)	(125,077)	(1,073,122)	(619,971)
Contract maintenance charges	(18,137)	(12,229)	(56,597)	(46,409)

Increase (decrease) in net assets from contract transactions	1,781,544	1,663,438	(2,022,500)	4,279,928

Net increase (decrease) in net assets	2,548,969	2,506,892	(628,386)	6,717,788

Net assets:
Beginning of the period	5,752,252	3,245,360	18,783,356	12,065,568

End of the period	$8,301,221	$5,752,252	$18,154,970	$18,783,356

See accompanying notes.

68

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Mercury Large Cap Value Subaccount		PIMCO Total Return Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(41,623)	$(48,023)	$4,130	$(87,552)
Net realized capital gains (losses) on investments	312,340	(96,452)	856,948	445,418
Net change in unrealized appreciation/depreciation of investments	1,158,045	2,046,892	58,295	586,831

Increase (decrease) in net assets from operations	1,428,762	1,902,417	919,373	944,697

Contract transactions
Net contract purchase payments	201,569	509,229	1,165,621	6,384,841
Transfer payments from (to) other subaccounts or general account	167,691	579,857	473,041	6,386,122
Contract terminations, withdrawals, and other deductions	(498,753)	(245,067)	(1,400,605)	(1,140,454)
Contract maintenance charges	(33,296)	(26,663)	(119,174)	(104,278)

Increase (decrease) in net assets from contract transactions	(162,789)	817,356	118,883	11,526,231

Net increase (decrease) in net assets	1,265,973	2,719,773	1,038,256	12,470,928

Net assets:
Beginning of the period	8,854,078	6,134,305	32,647,234	20,176,306

End of the period	$10,120,051	$8,854,078	$33,685,490	$32,647,234

See accompanying notes.

69

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Salomon All Cap Subaccount		Transamerica Convertible Securities Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(334,915)	$(249,375)	$14,143	$(27,704)
Net realized capital gains (losses) on investments	(31,270)	(408,530)	253,528	21,071
Net change in unrealized appreciation/depreciation of investments	2,270,093	7,267,892	120,389	394,435

Increase (decrease) in net assets from operations	1,903,908	6,609,987	388,060	387,802

Contract transactions
Net contract purchase payments	903,772	1,334,341	103,108	291,492
Transfer payments from (to) other subaccounts or general account	(1,980,042)	1,143,302	948,010	1,169,242
Contract terminations, withdrawals, and other deductions	(999,284)	(851,993)	(157,516)	(119,833)
Contract maintenance charges	(86,560)	(76,288)	(11,717)	(6,725)

Increase (decrease) in net assets from contract transactions	(2,162,114)	1,549,362	881,885	1,334,176

Net increase (decrease) in net assets	(258,206)	8,159,349	1,269,945	1,721,978

Net assets:
Beginning of the period	26,684,919	18,525,570	2,751,311	1,029,333

End of the period	$26,426,713	$26,684,919	$4,021,256	$2,751,311

See accompanying notes.

70

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Transamerica Equity Subaccount		Transamerica Growth Opportunities Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(296,905)	$(189,758)	$(137,957)	$(56,953)
Net realized capital gains (losses) on investments	139,420	(811,264)	284,630	(38,696)
Net change in unrealized appreciation/depreciation of investments	3,117,172	4,286,701	1,070,275	1,093,307

Increase (decrease) in net assets from operations	2,959,687	3,285,679	1,216,948	997,658

Contract transactions
Net contract purchase payments	338,676	735,765	199,087	63,538
Transfer payments from (to) other subaccounts or general account	8,463,715	(1,177,328)	7,128,557	(35,996)
Contract terminations, withdrawals, and other deductions	(912,035)	(501,031)	(309,766)	(194,047)
Contract maintenance charges	(72,588)	(44,486)	(33,427)	(15,740)

Increase (decrease) in net assets from contract transactions	7,817,768	(987,080)	6,984,451	(182,245)

Net increase (decrease) in net assets	10,777,455	2,298,599	8,201,399	815,413

Net assets:
Beginning of the period	13,760,480	11,461,881	4,125,377	3,309,964

End of the period	$24,537,935	$13,760,480	$12,326,776	$4,125,377

See accompanying notes.

71

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Transamerica U.S. Government Securities Subaccount		Transamerica U.S. Government Securities-PAM Fund Subaccount
	2004	2003	2004	2003(1)
Operations
Net investment income (loss)	$680,516	$241,424	$14,860	$—
Net realized capital gains (losses) on investments	636,723	642,684	(8,202)	5
Net change in unrealized appreciation/depreciation of investments	(704,781)	(257,861)	—	—

Increase (decrease) in net assets from operations	612,458	626,247	6,658	5

Contract transactions
Net contract purchase payments	126,014	2,248,864	—	—
Transfer payments from (to) other subaccounts or general account	(6,059,121)	(2,401,171)	(6,476)	698
Contract terminations, withdrawals, and other deductions	(2,868,609)	(2,371,448)	(182)	(703)
Contract maintenance charges	(99,826)	(126,186)	—	—

Increase (decrease) in net assets from contract transactions	(8,901,542)	(2,649,941)	(6,658)	(5)

Net increase (decrease) in net assets	(8,289,084)	(2,023,694)	—	—

Net assets:
Beginning of the period	40,859,317	42,883,011	—	—

End of the period	$32,570,233	$40,859,317	$—	$—

See accompanying notes.

72

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	T. Rowe Price Equity Income Subaccount		T. Rowe Price Growth Stock Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(135,796)	$(416,311)	$(730,018)	$(675,463)
Net realized capital gains (losses) on investments	392,088	(774,337)	(1,312,080)	(1,536,579)
Net change in unrealized appreciation/depreciation of investments	7,644,332	13,490,436	6,268,579	14,249,806

Increase (decrease) in net assets from operations	7,900,624	12,299,788	4,226,481	12,037,764

Contract transactions
Net contract purchase payments	732,921	2,508,614	668,043	3,290,482
Transfer payments from (to) other subaccounts or general account	(1,563,289)	5,112,961	(718,818)	1,205,087
Contract terminations, withdrawals, and other deductions	(3,711,364)	(3,390,168)	(2,661,727)	(1,921,289)
Contract maintenance charges	(172,279)	(152,584)	(151,202)	(135,723)

Increase (decrease) in net assets from contract transactions	(4,714,011)	4,078,823	(2,863,704)	2,438,557

Net increase (decrease) in net assets	3,186,613	16,378,611	1,362,777	14,476,321

Net assets:
Beginning of the period	63,454,976	47,076,365	54,061,467	39,585,146

End of the period	$66,641,589	$63,454,976	$55,424,244	$54,061,467

See accompanying notes.

73

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	T. Rowe Price Small Cap Subaccount		Van Kampen Active International Allocation Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(289,982)	$(232,708)	$140,058	$(77,614)
Net realized capital gains (losses) on investments	68,889	(402,305)	(1,780,803)	(2,948,122)
Net change in unrealized appreciation/depreciation of investments	1,894,564	5,772,957	4,268,799	7,293,608

Increase (decrease) in net assets from operations	1,673,471	5,137,944	2,628,054	4,267,872

Contract transactions
Net contract purchase payments	739,646	1,511,337	379,521	351,560
Transfer payments from (to) other subaccounts or general account	(40,551)	951,415	1,660,816	(439,373)
Contract terminations, withdrawals, and other deductions	(728,904)	(390,398)	(1,002,237)	(739,457)
Contract maintenance charges	(63,909)	(53,721)	(51,000)	(45,998)

Increase (decrease) in net assets from contract transactions	(93,718)	2,018,633	987,100	(873,268)

Net increase (decrease) in net assets	1,579,753	7,156,577	3,615,154	3,394,604

Net assets:
Beginning of the period	19,006,715	11,850,138	17,858,486	14,463,882

End of the period	$20,586,468	$19,006,715	$21,473,640	$17,858,486

See accompanying notes.

74

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Van Kampen Large Cap Core Subaccount		Transamerica Money Market Subaccount
	2004	2003	2004	2003(1)
Operations
Net investment income (loss)	$52,211	$127,808	$(91,667)	$(117,475)
Net realized capital gains (losses) on investments	(1,826,191)	(2,439,719)	(40)	51
Net change in unrealized appreciation/depreciation of investments	4,900,878	7,500,518	—	—

Increase (decrease) in net assets from operations	3,126,898	5,188,607	(91,707)	(117,424)

Contract transactions
Net contract purchase payments	92,104	116,754	419,578	2,465,229
Transfer payments from (to) other subaccounts or general account	(1,816,638)	(878,548)	772,998	18,247,666
Contract terminations, withdrawals, and other deductions	(2,046,708)	(1,779,876)	(4,254,513)	(2,024,409)
Contract maintenance charges	(71,194)	(72,684)	(56,240)	(47,056)

Increase (decrease) in net assets from contract transactions	(3,842,436)	(2,614,354)	(3,118,177)	18,641,430

Net increase (decrease) in net assets	(715,538)	2,574,253	(3,209,884)	18,524,006

Net assets:
Beginning of the period	31,291,691	28,717,438	18,524,006	—

End of the period	$30,576,153	$31,291,691	$15,314,122	$18,524,006

See accompanying notes.

75

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Van Kampen Emerging Growth Subaccount		AIM V.I. Basic Value Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(136,222)	$(130,502)	$(80,202)	$(59,151)
Net realized capital gains (losses) on investments	(270,022)	(364,263)	284,838	54,206
Net change in unrealized appreciation/depreciation of investments	893,328	2,560,543	250,727	1,138,456

Increase (decrease) in net assets from operations	487,084	2,065,778	455,363	1,133,511

Contract transactions
Net contract purchase payments	272,413	598,427	276,330	656,634
Transfer payments from (to) other subaccounts or general account	(1,091,441)	(5,328)	18,823	926,698
Contract terminations, withdrawals, and other deductions	(408,574)	(301,116)	(301,052)	(75,121)
Contract maintenance charges	(31,435)	(33,082)	(16,539)	(11,977)

Increase (decrease) in net assets from contract transactions	(1,259,037)	258,901	(22,438)	1,496,234

Net increase (decrease) in net assets	(771,953)	2,324,679	432,925	2,629,745

Net assets:
Beginning of the period	9,969,328	7,644,649	4,922,183	2,292,438

End of the period	$9,197,375	$9,969,328	$5,355,108	$4,922,183

See accompanying notes.

76

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	AIM V.I. Capital Appreciation Subaccount		AllianceBernstein Growth & Income Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(12,694)	$(10,722)	$(156,486)	$(114,827)
Net realized capital gains (losses) on investments	29,414	8,150	49,824	(162,004)
Net change in unrealized appreciation/depreciation of investments	23,892	182,573	1,949,023	5,195,561

Increase (decrease) in net assets from operations	40,612	180,001	1,842,361	4,918,730

Contract transactions
Net contract purchase payments	15,228	202,519	142,302	664,933
Transfer payments from (to) other subaccounts or general account	(49,577)	117,028	(1,654,587)	853,966
Contract terminations, withdrawals, and other deductions	(25,646)	(33,757)	(951,118)	(479,602)
Contract maintenance charges	(2,999)	(2,147)	(61,538)	(59,592)

Increase (decrease) in net assets from contract transactions	(62,994)	283,643	(2,524,941)	979,705

Net increase (decrease) in net assets	(22,382)	463,644	(682,580)	5,898,435

Net assets:
Beginning of the period	876,475	412,831	21,340,772	15,442,337

End of the period	$854,093	$876,475	$20,658,192	$21,340,772

See accompanying notes.

77

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	AllianceBernstein Premier Growth Subaccount		Janus Aspen - Mid Cap Growth Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(153,917)	$(149,910)	$(50,450)	$(39,628)
Net realized capital gains (losses) on investments	(398,328)	(225,716)	(840)	(88,872)
Net change in unrealized appreciation/depreciation of investments	1,190,546	2,393,541	646,608	885,631

Increase (decrease) in net assets from operations	638,301	2,017,915	595,318	757,131

Contract transactions
Net contract purchase payments	265,692	372,903	35,822	136,898
Transfer payments from (to) other subaccounts or general account	(1,416,438)	588,247	53,790	253,531
Contract terminations, withdrawals, and other deductions	(486,034)	(358,434)	(66,462)	(30,163)
Contract maintenance charges	(35,129)	(35,926)	(12,090)	(10,549)

Increase (decrease) in net assets from contract transactions	(1,671,909)	566,790	11,060	349,717

Net increase (decrease) in net assets	(1,033,608)	2,584,705	606,378	1,106,848

Net assets:
Beginning of the period	11,354,954	8,770,249	3,157,857	2,051,009

End of the period	$10,321,346	$11,354,954	$3,764,235	$3,157,857

See accompanying notes.

78

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Janus Aspen -Mid Cap Value Subaccount		Janus Aspen - Worldwide Growth Subaccount
	2004	2003(1)	2004	2003
Operations
Net investment income (loss)	$32,665	$(14,878)	$(54,191)	$(54,446)
Net realized capital gains (losses) on investments	89,713	22,873	(65,708)	(587,612)
Net change in unrealized appreciation/depreciation of investments	152,516	478,046	401,281	2,416,331

Increase (decrease) in net assets from operations	274,894	486,041	281,382	1,774,273

Contract transactions
Net contract purchase payments	340	1,997	132,961	606,529
Transfer payments from (to) other subaccounts or general account	(118,732)	1,381,576	(119,523)	16,525
Contract terminations, withdrawals, and other deductions	(138,725)	(24,766)	(258,182)	(320,783)
Contract maintenance charges	(5,281)	(2,963)	(28,735)	(28,453)

Increase (decrease) in net assets from contract transactions	(262,398)	1,355,844	(273,479)	273,818

Net increase (decrease) in net assets	12,496	1,841,885	7,903	2,048,091

Net assets:
Beginning of the period	1,841,885	—	9,590,367	7,542,276

End of the period	$1,854,381	$1,841,885	$9,598,270	$9,590,367

See accompanying notes.

79

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	MFS New Discovery Subaccount		MFS Total Return Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(33,574)	$(26,927)	$(2,656)	$4,484
Net realized capital gains (losses) on investments	95,060	15,967	226,387	70,500
Net change in unrealized appreciation/depreciation of investments	101,022	493,056	296,389	609,543

Increase (decrease) in net assets from operations	162,508	482,096	520,120	684,527

Contract transactions
Net contract purchase payments	136,940	139,820	93,399	554,819
Transfer payments from (to) other subaccounts or general account	166,204	345,769	448,450	1,987,101
Contract terminations, withdrawals, and other deductions	(33,592)	(37,980)	(578,721)	(128,286)
Contract maintenance charges	(6,701)	(6,131)	(15,938)	(12,669)

Increase (decrease) in net assets from contract transactions	262,851	441,478	(52,810)	2,400,965

Net increase (decrease) in net assets	425,359	923,574	467,310	3,085,492

Net assets:
Beginning of the period	2,075,465	1,151,891	5,597,481	2,511,989

End of the period	$2,500,824	$2,075,465	$6,064,791	$5,597,481

See accompanying notes.

80

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Fidelity - VIP Contrafund® Subaccount		Fidelity - VIP Equity-Income Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(277,093)	$(221,566)	$(10,651)	$6,337
Net realized capital gains (losses) on investments	471,955	(268,460)	82,741	(321,022)
Net change in unrealized appreciation/depreciation of investments	2,518,975	4,965,947	1,304,689	3,762,623

Increase (decrease) in net assets from operations	2,713,837	4,475,921	1,376,779	3,447,938

Contract transactions
Net contract purchase payments	493,436	2,017,654	255,013	1,122,967
Transfer payments from (to) other subaccounts or general account	(285,552)	1,249,236	(746,535)	679,391
Contract terminations, withdrawals, and other deductions	(1,196,748)	(892,363)	(1,007,206)	(674,700)
Contract maintenance charges	(61,760)	(52,943)	(43,345)	(39,953)

Increase (decrease) in net assets from contract transactions	(1,050,624)	2,321,584	(1,542,073)	1,087,705

Net increase (decrease) in net assets	1,663,213	6,797,505	(165,294)	4,535,643

Net assets:
Beginning of the period	21,210,869	14,413,364	15,464,899	10,929,256

End of the period	$22,874,082	$21,210,869	$15,299,605	$15,464,899

See accompanying notes.

81

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Fidelity - VIP Growth Subaccount		Fidelity - VIP Growth Opportunities Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(71,870)	$(64,047)	$(15,627)	$(13,883)
Net realized capital gains (losses) on investments	171,864	(160,061)	(9,857)	(82,255)
Net change in unrealized appreciation/depreciation of investments	(22,765)	1,462,031	96,240	431,586

Increase (decrease) in net assets from operations	77,229	1,237,923	70,756	335,448

Contract transactions
Net contract purchase payments	56,776	444,854	2,900	71,792
Transfer payments from (to) other subaccounts or general account	(338,354)	534,415	(150,789)	(141,560)
Contract terminations, withdrawals, and other deductions	(239,476)	(118,300)	(40,949)	(25,018)
Contract maintenance charges	(19,181)	(17,147)	(4,293)	(5,322)

Increase (decrease) in net assets from contract transactions	(540,235)	843,822	(193,131)	(100,108)

Net increase (decrease) in net assets	(463,006)	2,081,745	(122,375)	235,340

Net assets:
Beginning of the period	5,497,820	3,416,075	1,509,500	1,274,160

End of the period	$5,034,814	$5,497,820	$1,387,125	$1,509,500

See accompanying notes.

82

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Fidelity - VIP Mid Cap Subaccount		Fidelity - VIP Value Strategies Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(571,894)	$(359,300)	$(161,218)	$(110,691)
Net realized capital gains (losses) on investments	1,051,257	18,976	594,802	287,188
Net change in unrealized appreciation/depreciation of investments	7,675,598	9,909,996	812,884	3,093,289

Increase (decrease) in net assets from operations	8,154,961	9,569,672	1,246,468	3,269,786

Contract transactions
Net contract purchase payments	695,438	1,943,278	463,775	991,343
Transfer payments from (to) other subaccounts or general account	948,122	1,460,126	491,535	1,445,069
Contract terminations, withdrawals, and other deductions	(1,776,508)	(1,082,411)	(278,009)	(139,531)
Contract maintenance charges	(121,815)	(99,316)	(38,715)	(32,188)

Increase (decrease) in net assets from contract transactions	(254,763)	2,221,677	638,586	2,264,693

Net increase (decrease) in net assets	7,900,198	11,791,349	1,885,054	5,534,479

Net assets:
Beginning of the period	35,890,104	24,098,755	9,926,323	4,391,844

End of the period	$43,790,302	$35,890,104	$11,811,377	$9,926,323

See accompanying notes.

83

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Merrill Lynch Basic Value V.I. Subaccount		Merrill Lynch High Current Income V.I. Subaccount
	2004	2003	2004	2003
Operations
Net investment income (loss)	$(316,738)	$(193,548)	$1,086,757	$1,178,204
Net realized capital gains (losses) on investments	643,217	(706,575)	(471,118)	(890,404)
Net change in unrealized appreciation/depreciation of investments	6,712,812	19,869,060	1,054,580	3,513,311

Increase (decrease) in net assets from operations	7,039,291	18,968,937	1,670,219	3,801,111

Contract transactions
Net contract purchase payments	1,104,224	3,980,688	103,628	300,525
Transfer payments from (to) other subaccounts or general account	(1,261,206)	2,160,109	(1,056,862)	(89,150)
Contract terminations, withdrawals, and other deductions	(4,795,118)	(3,192,278)	(966,608)	(1,094,983)
Contract maintenance charges	(214,000)	(188,420)	(39,206)	(42,354)

Increase (decrease) in net assets from contract transactions	(5,166,100)	2,760,099	(1,959,048)	(925,962)

Net increase (decrease) in net assets	1,873,191	21,729,036	(288,829)	2,875,149

Net assets:
Beginning of the period	78,997,559	57,268,523	17,743,421	14,868,272

End of the period	$80,870,750	$78,997,559	$17,454,592	$17,743,421

See accompanying notes.

84

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2004 and 2003, Except as Noted

	Merrill Lynch Global Allocation V.I. Subaccount
	2004	2003(1)
Operations
Net investment income (loss)	$137,756	$86,818
Net realized capital gains (losses) on investments	56,520	3,927
Net change in unrealized appreciation/depreciation of investments	561,491	166,084

Increase (decrease) in net assets from operations	755,767	256,829

Contract transactions
Net contract purchase payments	118,563	12,713
Transfer payments from (to) other subaccounts or general account	3,594,297	3,220,529
Contract terminations, withdrawals, and other deductions	(331,387)	(4,650)
Contract maintenance charges	(13,927)	(831)

Increase (decrease) in net assets from contract transactions	3,367,546	3,227,761

Net increase (decrease) in net assets	4,123,313	3,484,590

Net assets:
Beginning of the period	3,484,590	—

End of the period	$7,607,903	$3,484,590

See accompanying notes.

85

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2004

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company Separate Account B (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts. Activity in these specified investment subaccounts is available to contract owners of the Transamerica Landmark ML Variable Annuity. All portfolios of the Mutual Fund Account, except for those of the Merrill Lynch Variable Series Fund, Inc., are also available to the contract owners of the Transamerica Landmark Variable Annuity and the Transamerica Freedom Variable Annuity, also issued by Transamerica Life. The amounts reported herein represent the activity related to contract owners of the Transamerica Landmark ML Variable Annuity only. Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Transamerica U.S. Government Securities-PAM Fund-Service Class subaccount (“PAM”) (formerly Transamerica U.S. Government Securities-Safe Fund-Service Class) was added on November 3, 2003 solely to facilitate a contract owner purchase option. If this option is elected, assets are automatically allocated from the contract owner’s other subaccounts into the “PAM” when the policy value has dropped relative to the guaranteed amount.

Subaccount Investment by Fund:

AEGON/Transamerica Series Fund, Inc.:

Asset Allocation-Growth Portfolio

Asset Allocation-Conservative Portfolio

Asset Allocation-Moderate Portfolio

Asset Allocation-Moderate Growth Portfolio

American Century Large Company Value

American Century International

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Clarion Real Estate Securities

Transamerica Small/Mid Cap Value

Great Companies-AmericaSM

Great Companies-TechnologySM

Transamerica Balanced (A/T)

Templeton Great Companies-Global

Janus Growth (A/T)

Jennison Growth

J.P. Morgan Enhanced Index

Marsico Growth

MFS High Yield

Mercury Large Cap Value

PIMCO Total Return

Salomon All Cap

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

86

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2004

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

Transamerica U.S. Government Securities

Transamerica U.S. Government Securities-PAM Fund

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Van Kampen Active International Allocation

Van Kampen Large Cap Core

Transamerica Money Market

Van Kampen Emerging Growth

AIM Variable Insurance Funds-Series II:

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

AllianceBernstein Variable Products Series Fund, Inc.-Class B:

AllianceBernstein Growth & Income Portfolio

AllianceBernstein Premier Growth Portfolio

Janus Aspen Series-Service Shares:

Janus Aspen-Mid Cap Growth Portfolio

Janus Aspen-Mid Cap Value Portfolio

Janus Aspen-Worldwide Growth

MFS® Variable Insurance TrustSM-Service Class:

MFS New Discovery Series

MFS Total Return Series

Variable Insurance Products Fund-Service Class 2:

Fidelity-VIP Contrafund® Portfolio

Fidelity-VIP Equity-Income Portfolio

Fidelity-VIP Growth Portfolio

Fidelity-VIP Growth Opportunities Portfolio

Fidelity-VIP Mid Cap Portfolio

Fidelity-VIP Value Strategies Portfolio

Merrill Lynch Variable Series Funds, Inc.:

Merrill Lynch Basic Value V.I.

Merrill Lynch High Current Income V.I.

Merrill Lynch Global Allocation V.I.

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
AllianceBernstein Growth & Income	May 1, 2001
AllianceBernstein Premier Growth	May 1, 2001
American Century Large Company Value	May 1, 2001
American Century International	May 1, 2001
Fidelity - VIP Growth	May 1, 2001
Great Companies - AmericaSM	May 1, 2001
Great Companies - TechnologySM	May 1, 2001

87

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2004

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount	Inception Date
Transamerica Growth Opportunities	May 1, 2001
Van Kampen Emerging Growth	May 1, 2001
Asset Allocation-Growth	May 1, 2002
Asset Allocation-Conservative	May 1, 2002
Asset Allocation - Moderate	May 1, 2002
Asset Allocation-Moderate Growth	May 1, 2002
Clarion Real Estate Securities	May 1, 2002
Janus Balanced (A/T)	May 1, 2002
PIMCO Total Return	May 1, 2002
Transamerica Convertible Securities	May 1, 2002
AIM V.I. Basic Value	May 1, 2002
AIM V.I. Capital Appreciation	May 1, 2002
MFS New Discovery	May 1, 2002
MFS Total Return	May 1, 2002
Fidelity - VIP Value Strategies	May 1, 2002
Janus Growth (A/T)	May 1, 2003
Transamerica Money Market	May 1, 2003
Janus Aspen-Mid Cap Value	May 1, 2003
Transamerica U.S. Government Securities Safe Fund	November 3, 2003
Merrill Lynch Global Allocation V.I.	November 21, 2003

The following Portfolio mergers were made effective May 1, 2004:

Portfolio	Formerly
Transamerica Equity	Alger Aggressive Growth
Great Companies-TechnologySM	BlackRock Global Science & Technology Opportunities
Transamerica Equity	BlackRock Mid Cap Growth
Janus Global (A/T)	Templeton Great Companies - Global
Transamerica Growth Opportunities	PBHG Mid Cap Growth

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2004:

Portfolio	Formerly
Templeton Great Companies - Global	Janus Global (A/T)
Transamerica Balanced	Janus Balanced
American Century Large Cap Value	American Century Income & Growth
Mercury Large Cap Value	PBHG/NWQ Value Select
Van Kampen Large Cap Core	Van Kampen Asset Allocation
Transamerica Small/Mid Cap Value	Dreyfus Small Cap Value

88

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2004

1. Organization and Summary of Significant Accounting Policies (continued)

The following subaccounts are only available to contract owners that held an investment in the subaccount on the designated closing date:

Subaccount	Close Date
Marsico Growth	May 1, 2002
T. Rowe Price Equity Income	May 1, 2002
Janus Aspen - Strategic Value	May 1, 2002
Fidelity - VIP Growth Opportunities	May 1, 2002
Transamerica Small/Mid Cap Value	July 1, 2002

As of May 1, 2003, new contract holders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to contract holders that had purchases prior to May 1, 2003. The Service Class has a Rule 12b-1 Plan (and higher expenses) and the Initial Class does not.

The Marsico subaccount was re-opened May 1, 2003. If the contract holder purchased the policy prior to May 1, 2003, they can only invest in the Initial Class. If the contract holder purchased the policy on May 1, 2003, or after, they may only invest in Service Class.

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Mutual Fund Account for the Transamerica Landmark ML Variable Annuity are invested in the portfolios of the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2004.

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

89

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2004

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2004 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc.:
Asset Allocation - Growth Portfolio
Initial	$13,116,453	$2,853,707
Service	2,132,310	293,042
Asset Allocation - Conservative Portfolio
Initial	4,320,180	6,201,471
Service	1,221,253	9,441
Asset Allocation - Moderate Portfolio
Initial	14,763,030	7,694,239
Service	3,020,988	176,649
Asset Allocation - Moderate Growth Portfolio
Initial	22,002,312	5,357,730
Service	4,639,340	336,049
American Century Large Company Value
Initial	854,948	1,179,046
Service	246,841	521
American Century International
Initial	1,317,776	1,675,014
Service	13,421	2,638
Capital Guardian Global
Initial	2,181,667	1,369,108
Service	33,788	15,112
Capital Guardian U.S. Equity
Initial	1,359,444	3,263,295
Service	17,655	611
Capital Guardian Value
Initial	1,995,755	4,700,962
Service	54,905	8,251
Clarion Real Estate Securities
Initial	2,292,719	1,344,754
Service	72,997	19,807
Transamerica Small/Mid Cap Value
Initial	148,363	10,080,130
Great Companies - AmericaSM
Initial	245,335	658,131
Service	14,855	14,931
Great Companies - TechnologySM
Initial	1,262,778	621,701
Service	18,370	3,590
Transamerica Balanced (A/T)
Initial	156,704	256,717
Service	13,364	13,090

90

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2004

2. Investments (continued)

	Purchases	Sales
Templeton Great Companies - Global
Initial	1,760,340	371,468
Service	14,875	14,934
Janus Growth (A/T)
Initial	161,165	6,595,926
Service	51,720	51,416
Jennison Growth
Initial	98,885	699,604
Service	0	0
J.P. Morgan Enhanced Index
Initial	1,229,429	6,764,705
Service	196,841	519
Marsico Growth
Initial	2,157,463	681,016
Service	229,271	24,339
MFS High Yield
Initial	2,226,831	3,370,562
Service	51,966	45,636
Mercury Large Cap Value
Initial	1,647,704	1,721,496
Service	46,471	6,165
PIMCO Total Return
Initial	5,186,624	4,611,521
Service	66,124	8,238
Salomon All Cap
Initial	1,384,050	4,178,447
Service	327,813	31,056
Transamerica Convertible Securities
Initial	1,607,644	583,514
Service	5,830	1,251
Transamerica Equity
Initial	10,732,685	3,292,408
Service	114,611	33,980
Transamerica Growth Opportunities
Initial	8,340,155	1,499,259
Service	41,157	35,507
Transamerica U.S. Government Securities
Initial	3,638,948	11,603,170
Service	742	91,414
Transamerica U.S. Government Securities-PAM Fund
Service	686,424	675,703
T. Rowe Price Equity Income
Initial	3,376,628	7,958,249
Service	206,896	40,614
T. Rowe Price Growth Stock
Initial	1,256,114	4,915,490
Service	67,818	2,701

91

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2004

2. Investments (continued)

	Purchases	Sales
T. Rowe Price Small Cap
Initial	1,518,092	2,285,407
Service	403,764	20,502
Van Kampen Active International Allocation
Initial	3,402,373	2,544,776
Service	270,601	998
Van Kampen Large Cap Core
Initial	1,073,839	4,863,942
Service	0	0
Transamerica Money Market
Initial	10,607,372	13,915,416
Service	171,990	73,565
Van Kampen Emerging Growth
Initial	723,888	2,122,148
Service	3,736	718
AIM Variable Insurance Funds - Series II Shares:
AIM V.I. Basic Value Fund-Series II	869,043	971,684
AIM V.I. Capital Appreciation Fund-Series II	71,934	147,619
AllianceBernstien Variable Products Series Fund, Inc. - Class B:
AllianceBernstien Growth & Income Portfolio - Class B	883,547	3,564,919
AllianceBernstien Premier Growth Portfolio - Class B	720,624	2,546,446
Janus Aspen Series - Service Shares:
Janus Aspen-Mid Cap Growth Portfolio-Service Shares	263,748	303,121
Janus Aspen - Mid Cap Value	66,744	296,465
Janus Aspen-Worldwide Growth-Service Shares	524,126	852,789
MFS® Variable Insurance TrustSM:
MFS New Discovery Series-Service Class	620,897	391,619
MFS Total Return Series-Service Class	1,505,836	1,561,302
Variable Insurance Products Fund (VIP) - Service Class 2:
Fidelity - VIP Contrafund® Portfolio	1,852,012	3,179,744
Fidelity - VIP Equity-Income Portfolio - Service Class 2	1,146,401	2,640,731
Fidelity - VIP Growth Portfolio - Service Class 2	607,060	1,219,168
Fidelity - VIP Growth Opportunities Portfolio	12,950	221,701
Fidelity - VIP Mid Cap Portfolio - Service Class 2	3,121,081	3,948,774
Fidelity - VIP Value Strategies Portfolio - Service Class 2	2,171,313	1,669,132
Merrill Lynch Variable Series Funds, Inc.:
Merrill Lynch Basic Value V.I. Fund	3,005,935	8,367,009
Merrill Lynch High Current Income V.I. Fund	2,199,852	3,072,066
Merrill Lynch Global Allocation V.I. Fund	4,171,028	665,635

92

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Asset Allocation- Growth Subaccount	Asset Allocation- Conservative Subaccount	Asset Allocation- Moderate Subaccount	Asset Allocation- Moderate Growth Subaccount	American Century Large Company Value Subaccount
Units outstanding at January 1, 2003	8,612,238	11,317,292	33,213,809	29,707,087	5,839,533
Units purchased	4,071,276	4,041,984	16,012,350	11,132,154	512,509
Units redeemed and transferred	8,206,327	5,032,921	19,530,952	22,141,333	1,027,403

Units outstanding at December 31, 2003	20,889,841	20,392,197	68,757,111	62,980,574	7,379,445
Units purchased	2,249,323	1,263,897	6,032,087	5,308,838	286,740
Units redeemed and transferred	8,962,887	(1,914,765)	3,271,832	14,095,606	(383,249)

Units outstanding at December 31, 2004	32,102,051	19,741,329	78,061,030	82,385,018	7,282,936

93

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	American Century International Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Real Estate Securities Subaccount
Units outstanding at January 1, 2003	4,694,699	12,354,404	25,170,257	23,943,554	2,263,296
Units purchased	376,416	1,875,265	2,390,893	1,766,561	637,017
Units redeemed and transferred	5,467,041	349,873	(77,648)	(229,618)	851,125

Units outstanding at December 31, 2003	10,538,156	14,579,543	27,483,502	25,480,498	3,751,438
Units purchased	74,689	259,218	235,972	522,792	42,613
Units redeemed and transferred	(328,179)	721,087	(2,047,268)	(1,792,545)	573,639

Units outstanding at December 31, 2004	10,284,666	15,559,848	25,672,206	24,210,745	4,367,690

94

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Small/Mid Cap Value Subaccount	Great Companies- AmericaSM Subaccount	Great Companies- TechnologySM Subaccount	Transamerica Balanced (A/T) Subaccount	Templeton Great Companies -Global Subaccount
Units outstanding at January 1, 2003	37,382,304	2,891,017	1,736,295	702,824	4,173,719
Units purchased	512,364	478,221	521,754	216,339	10,362
Units redeemed and transferred	(4,717,961)	474,930	497,775	508,432	(965,599)

Units outstanding at December 31, 2003	33,176,707	3,844,168	2,755,824	1,427,595	3,218,482
Units purchased	257,377	75,450	227,835	10,037	32,155
Units redeemed and transferred	(4,245,201)	(479,978)	652,182	(102,817)	2,148,468

Units outstanding at December 31, 2004	29,188,883	3,439,640	3,635,841	1,334,815	5,399,105

95

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Janus Growth (A/T) Subaccount	Jennison Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	MFS High Yield Subaccount
Units outstanding at January 1, 2003	—	6,268,347	30,165,118	5,385,240	12,442,053
Units purchased	98,649	242,389	2,139,962	172,766	1,919,337
Units redeemed and transferred	5,206,531	(551,432)	(2,464,417)	2,133,208	2,347,872

Units outstanding at December 31, 2003	5,305,180	5,959,304	29,840,663	7,691,214	16,709,262
Units purchased	60,435	20,096	259,169	242,560	212,326
Units redeemed and transferred	(286,873)	(736,162)	(4,364,758)	1,929,448	(1,988,609)

Units outstanding at December 31, 2004	5,078,742	5,243,238	25,735,074	9,863,222	14,932,979

96

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Mercury Large Cap Value Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount
Units outstanding at January 1, 2003	7,237,162	19,195,525	25,185,211	1,116,033	19,906,064
Units purchased	562,876	6,009,619	1,687,262	295,122	1,296,303
Units redeemed and transferred	362,300	4,861,982	227,757	1,038,710	(2,637,384)

Units outstanding at December 31, 2003	8,162,338	30,067,126	27,100,230	2,449,865	18,564,983
Units purchased	193,440	1,069,254	843,042	88,371	424,240
Units redeemed and transferred	(376,801)	(985,210)	(3,028,321)	674,215	9,913,870

Units outstanding at December 31, 2004	7,978,977	30,151,170	24,914,951	3,212,451	28,903,093

97

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Growth Opportunities Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Fund Subaccount	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount
Units outstanding at January 1, 2003	3,621,886	34,501,739	—	34,006,222	31,274,374
Units purchased	66,616	1,740,091	7	1,749,816	2,044,198
Units redeemed and transferred	(193,036)	(3,759,563)	(7)	2,228,780	(481,486)

Units outstanding at December 31, 2003	3,495,466	32,482,267	—	37,984,818	32,837,085
Units purchased	160,352	117,129	—	580,794	349,265
Units redeemed and transferred	5,403,919	(6,966,278)	—	(2,865,025)	(1,460,513)

Units outstanding at December 31, 2004	9,059,737	25,633,118	—	35,700,587	31,725,837

98

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Large Cap Core Subaccount	Transamerica Money Market Subaccount	Van Kampen Emerging Growth Subaccount
Units outstanding at January 1, 2003	19,490,129	15,641,213	18,968,894	—	14,126,871
Units purchased	2,462,879	391,579	140,762	2,061,562	969,409
Units redeemed and transferred	716,152	(1,166,249)	(1,244,484)	13,033,794	(583,684)

Units outstanding at December 31, 2003	22,669,160	14,866,543	17,865,172	15,095,356	14,512,596
Units purchased	725,161	362,740	87,700	405,996	389,499
Units redeemed and transferred	(999,178)	889,198	(1,835,173)	(2,841,978)	(2,276,877)

Units outstanding at December 31, 2004	22,395,143	16,118,481	16,117,699	12,659,374	12,625,218

99

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Premier Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount
Units outstanding at January 1, 2003	3,026,557	520,714	21,643,026	14,895,878	5,339,344
Units purchased	864,620	251,166	867,625	562,583	334,898
Units redeemed and transferred	1,060,182	97,403	414,135	214,536	545,592

Units outstanding at December 31, 2003	4,951,360	869,283	22,924,787	15,672,997	6,219,835
Units purchased	248,909	15,920	206,117	419,366	50,787
Units redeemed and transferred	(291,051)	(76,194)	(2,889,730)	(2,791,847)	(85,261)

Units outstanding at December 31, 2004	4,909,218	809,009	20,241,174	13,300,516	6,185,361

100

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity -VIP Contrafund® Subaccount
Units outstanding at January 1, 2003	—	13,362,932	1,543,277	2,739,251	18,965,192
Units purchased	2,253	1,216,604	176,475	601,067	2,752,441
Units redeemed and transferred	1,941,718	(587,626)	397,872	2,002,430	486,233

Units outstanding at December 31, 2003	1,943,972	13,991,910	2,117,624	5,342,748	22,203,866
Units purchased	344	192,167	146,433	99,284	501,154
Units redeemed and transferred	(257,657)	(598,264)	176,717	(145,984)	(1,589,331)

Units outstanding at December 31, 2004	1,686,659	13,585,813	2,440,774	5,296,048	21,115,689

101

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount
Units outstanding at January 1, 2003	13,658,627	5,575,487	2,075,959	26,150,186	5,872,020
Units purchased	1,359,662	730,223	91,181	2,058,873	1,158,440
Units redeemed and transferred	12,804	546,060	(225,759)	355,298	1,533,400

Units outstanding at December 31, 2003	15,031,093	6,851,770	1,941,381	28,564,357	8,563,860
Units purchased	224,834	73,499	4,141	532,961	388,428
Units redeemed and transferred	(1,717,754)	(735,318)	(273,022)	(721,611)	132,642

Units outstanding at December 31, 2004	13,538,173	6,189,951	1,672,500	28,375,707	9,084,930

102

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Merrill Lynch Basic Value V.I. Subaccount	Merrill Lynch High Current Income V.I. Subaccount	Merrill Lynch Global Allocation V.I. Subaccount
Units outstanding at January 1, 2003	56,837,266	15,754,643	3,593,248
Units purchased	3,654,402	297,532	16,070
Units redeemed and transferred	(876,040)	(1,157,040)	324,140

Units outstanding at December 31, 2003	59,615,627	14,895,134	3,933,458
Units purchased	892,077	84,250	100,576
Units redeemed and transferred	(4,499,460)	(1,686,339)	3,193,231

Units outstanding at December 31, 2004	56,008,244	13,293,045	7,227,265

103

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units results in different unit values, expense ratios, and total returns.

Effective with the 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Asset Allocation - Growth	12/31/2004 12/31/2003 12/31/2002	(1)	32,102,051 20,889,841 8,612,238	$1.17 to $1.38 1.04 to 1.24 0.81 to 0.80	$37,783,628 21,678,345 6,929,921	0.09 0.16 0.00%	1.25% to 2.30% 1.25 to 2.30 1.25 to 2.05	12.77% to 11.34% 29.18 to 24.08 (19.38) to (19.80)

Asset Allocation - Conservative	12/31/2004 12/31/2003 12/31/2002	(1)	19,741,329 20,392,197 11,317,292	1.18 to 1.23 1.09 to 1.15 0.90 to 0.89	23,185,387 22,108,624 10,138,624	0.30 0.12 0.00	1.25 to 2.30 1.25 to 2.30 1.25 to 2.05	8.36 to 6.98 21.40 to 15.12 (10.21) to (10.68)

Asset Allocation - Moderate	12/31/2004 12/31/2003 12/31/2002	(1)	78,061,030 68,757,112 33,213,809	1.18 to 1.27 1.07 to 1.17 0.87 to 0.86	91,592,641 73,336,695 28,813,179	0.26 0.11 0.00	1.25 to 2.30 1.25 to 2.30 1.25 to 2.05	10.02 to 8.62 23.33 to 17.30 (13.06) to (13.52)

Asset Allocation - Moderate Growth	12/31/2004 12/31/2003 12/31/2002	(1)	82,385,018 62,980,574 29,707,087	1.18 to 1.33 1.06 to 1.20 0.84 to 0.84	97,387,524 66,175,170 24,920,409	0.19 0.15 0.00	1.25 to 2.30 1.25 to 2.30 1.25 to 2.05	12.14 to 10.61 25.60 to 19.99 (15.93) to (16.37)

American Century Large Company Value	12/31/2004 12/31/2003 12/31/2002 12/31/2001	(1)	7,282,936 7,379,445 5,839,533 1,082,711	1.07 to 1.36 0.95 to 1.23 0.75 to 0.82 0.94 to 0.94	7,833,657 7,025,630 4,374,825 1,016,312	0.99 0.31 0.04 0.00	1.25 to 2.30 1.25 to 2.30 1.25 to 2.05 1.25 to 1.55	12.50 to 11.05 27.20 to 22.52 (20.38) to (18.05) (5.99) to (6.17)

American Century International	12/31/2004 12/31/2003 12/31/2002 12/31/2001	(1)	10,284,666 10,538,156 4,694,699 955,657	0.90 to 1.39 0.79 to 1.25 0.64 to 0.79 0.83 to 0.83	9,324,497 8,466,165 3,057,158 796,008	0.00 0.00 0.35 0.00	1.25 to 2.30 1.25 to 2.05 1.25 to 2.05 1.25 to 1.55	12.93 to 11.66 23.75 to 24.90 (22.98) to (21.22) (16.60) to (16.76)

Capital Guardian Global	12/31/2004 12/31/2003 12/31/2002 12/31/2001		15,559,848 14,579,543 12,354,404 7,430,537	1.04 to 1.41 0.95 to 1.30 0.70 to 0.80 0.88 to 0.88	19,294,011 16,642,795 10,327,496 8,194,306	0.35 0.20 0.19 0.00	1.25 to 2.30 1.25 to 2.05 1.25 to 2.05 1.25 to 1.55	9.51 to 8.11 35.91 to 30.36 (20.51) to (19.54) (12.48) to (11.74)

Capital Guardian U.S. Equity	12/31/2004 12/31/2003 12/31/2002 12/31/2001		25,672,206 27,483,502 25,170,257 12,616,483	1.04 to 1.33 0.96 to 1.24 0.71 to 0.79 0.95 to 0.95	24,951,960 24,695,229 16,849,636 10,778,946	0.29 0.17 0.43 0.09	1.25 to 2.30 1.25 to 2.05 1.25 to 2.05 1.25 to 1.55	8.41 to 7.03 34.82 to 24.29 (24.74) to (21.18) (5.49) to (4.87)

104

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Capital Guardian Value	12/31/2004 12/31/2003 12/31/2002 12/31/2001		24,210,745 25,480,498 23,943,554 9,910,144	$1.23 to $1.45 1.07 to 1.28 0.80 to 0.78 1.02 to 2.32	$43,080,971 39,831,047 28,136,557 19,659,073	1.05 0.80 4.33 0.71%	1.25 to 2.30 1.25 to 2.05 1.25 to 2.05 1.25 to 1.55	15.26% to 13.76% 32.92 to 27.63 (21.68) to (22.39) 2.32 to 5.00

Clarion Real Estate Securities	12/31/2004 12/31/2003 12/31/2002	(1)	4,367,690 3,751,438 2,263,296	1.64 to 1.63 1.25 to 1.26 0.93 to 0.93	7,102,051 4,660,807 2,103,475	2.15 2.39 0.98	1.25 to 2.30 1.25 to 2.30 1.25 to 2.05	31.22 to 29.51 34.06 to 26.12 (6.89) to (7.38)

Transamerica Small/Mid Cap Value	12/31/2004 12/31/2003 12/31/2002 12/31/2001		29,188,883 33,176,707 37,382,304 20,366,037	1.27 to 1.33 1.10 to 1.16 0.59 to 0.62 0.98 to 0.98	63,976,015 64,458,154 39,441,468 52,488,224	0.00 0.00 15.82 0.00	1.25 to 2.05 1.25 to 2.05 1.25 to 2.05 1.25 to 1.55	14.91 to 14.00 88.48 to 87.00 (40.21) to (37.83) (2.11) to 26.81

Great Companies -AmericaSM	12/31/2004 12/31/2003 12/31/2002 12/31/2001	(1)	3,439,640 3,844,168 2,891,017 301,188	0.95 to 1.15 0.95 to 1.16 0.77 to 0.84 0.98 to 0.98	3,286,610 3,661,685 2,226,572 295,916	0.55 0.47 0.28 0.17	1.25 to 2.30 1.25 to 2.30 1.25 to 2.05 1.25 to 1.55	0.46 to (0.82) 23.13 to 15.90 (21.67) to (15.94) (1.60) to (1.79)

Great Companies - TechnologySM	12/31/2004 12/31/2003 12/31/2002 12/31/2001	(1)	3,635,841 2,755,824 1,736,295 1,006,741	0.75 to 1.37 0.71 to 1.30 0.47 to 0.71 0.77 to 0.77	2,828,387 1,956,044 824,556 778,825	0.00 0.00 0.00 0.00	1.25 to 2.30 1.25 to 2.30 1.25 to 2.05 1.25 to 1.55	6.72 to 5.13 49.09 to 29.91 (38.88) to (28.92) (22.52) to (22.68)

Transamerica Balanced (A/T)	12/31/2004 12/31/2003 12/31/2002	(1)	1,334,815 1,427,595 702,824	1.16 to 1.18 1.06 to 1.09 0.94 to 0.94	1,537,341 1,503,365 659,625	1.16 0.19 0.00	1.25 to 2.30 1.25 to 2.30 1.25 to 2.05	9.78 to 8.38 12.49 to 9.26 (5.89) to (6.38)

Templeton Great Companies - Global	12/31/2004 12/31/2003 12/31/2002 12/31/2001		5,399,105 3,218,482 4,173,719 5,470,938	0.97 to 1.08 0.52 to 0.52 0.43 to 0.43 0.59 to 0.59	3,370,302 1,682,123 1,796,549 3,231,933	0.00 0.00 2.52 0.91	1.25 to 2.30 1.40 to 1.55 1.40 to 1.55 1.40 to 1.55	8.11 to 7.83 21.55 to 21.37 (27.05) to (27.15) (23.92) to (24.03)

Janus Growth (A/T)	12/31/2004 12/31/2003	(1)	5,078,742 5,305,180	0.80 to 1.35 0.70 to 1.20	39,278,753 40,209,162	0.00 0.00	1.25 to 2.30 1.25 to 2.30	14.10 to 12.63 30.46 to 19.84

Jennison Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001		5,243,238 5,959,305 6,268,347 6,087,919	0.82 to 1.27 0.76 to 1.20 0.60 to 0.75 0.87 to 0.87	4,287,044 4,520,155 3,730,188 5,262,132	0.00 0.00 0.00 2.08	1.25 to 2.30 1.25 to 2.30 1.25 to 2.05 1.25 to 1.55	7.78 to 6.41 27.18 to 19.73 (31.60) to (25.03) (12.69) to (19.80)

105

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
J.P. Morgan Enhanced Index	12/31/2004 12/31/2003 12/31/2002 12/31/2001		25,735,074 29,840,663 30,165,118 26,417,759	$0.93 to $1.31 0.85 to 1.21 0.67 to 0.80 0.90 to 0.90	$33,954,846 36,071,987 28,809,946 36,036,407	0.75 0.53 0.40 0.62%	1.25 to 2.30 1.25 to 2.30 1.25 to 2.05 1.25 to 1.55	9.64% to 8.21% 27.35 to 20.98 (25.52) to (20.12) (10.09) to (13.33)

Marsico Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001		9,863,222 7,691,214 5,385,240 4,401,021	0.89 to 1.30 0.81 to 1.18 0.65 to 0.56 0.88 to 0.77	8,301,221 5,752,252 3,245,360 3,503,771	0.00 0.00 0.12 0.95	1.25 to 2.30 1.25 to 2.30 1.25 to 1.55 1.25 to 1.55	10.86 to 9.50 24.78 to 18.47 (26.90) to (27.11) (11.57) to (15.41)

MFS High Yield	12/31/2004 12/31/2003 12/31/2002 12/31/2001		14,932,979 16,709,261 12,442,053 7,257,186	1.25 to 1.16 1.15 to 1.08 0.99 to 0.98 0.98 to 0.98	18,154,970 18,783,356 12,065,568 6,957,343	5.97 1.16 2.85 5.25	1.25 to 2.30 1.25 to 2.30 1.25 to 2.05 1.25 to 1.55	8.41 to 7.03 16.29 to 7.97 0.81 to (1.52) (1.95) to 2.19

Mercury Large Cap Value	12/31/2004 12/31/2003 12/31/2002 12/31/2001		7,978,977 8,162,338 7,237,162 2,918,225	1.20 to 1.44 1.03 to 1.25 0.80 to 0.81 0.94 to 0.94	10,120,051 8,854,078 6,134,305 2,980,488	1.04 0.85 2.40 0.17	1.25 to 2.30 1.25 to 2.30 1.25 to 2.05 1.25 to 1.55	16.88 to 15.34 28.18 to 25.25 (15.27) to (19.43) (5.51) to (3.32)

PIMCO Total Return	12/31/2004 12/31/2003 12/31/2002	(1)	30,151,170 30,067,126 19,195,525	1.13 to 1.02 1.09 to 1.01 1.05 to 1.05	33,685,490 32,647,234 20,176,306	1.55 1.27 0.00	1.25 to 2.30 1.25 to 2.30 1.25 to 2.05	3.20 to 1.87 3.61 to 0.51 5.32 to 4.77

Salomon All Cap	12/31/2004 12/31/2003 12/31/2002 12/31/2001		24,914,951 27,100,231 25,185,211 10,987,880	1.01 to 1.35 0.94 to 1.27 0.70 to 0.76 0.95 to 0.95	26,426,713 26,684,919 18,525,570 11,156,749	0.22 0.39 1.14 1.63	1.25 to 2.30 1.25 to 2.30 1.25 to 2.05 1.25 to 1.55	7.79 to 6.44 33.48 to 26.93 (25.64) to (23.50) (5.39) to 0.52

Transamerica Convertible Securities	12/31/2004 12/31/2003 12/31/2002	(1)	3,212,451 2,449,865 1,116,033	1.26 to 1.27 1.13 to 1.15 0.92 to 0.92	4,021,256 2,751,311 1,029,333	1.96 0.15 0.00	1.25 to 2.30 1.25 to 2.30 1.25 to 2.05	11.78 to 10.45 22.14 to 14.81 (7.57) to (8.06)

Transamerica Equity	12/31/2004 12/31/2003 12/31/2002 12/31/2001		28,903,093 18,564,983 19,906,064 12,045,964	0.99 to 1.36 0.87 to 1.20 0.67 to 0.84 0.87 to 0.67	24,537,935 13,760,480 11,461,881 8,594,991	0.00 0.00 0.00 0.00	1.25 to 2.30 1.25 to 2.30 1.25 to 2.05 1.25 to 1.55	14.37 to 13.01 29.61 to 20.46 (23.20) to (16.12) (12.74) to (18.89)

Transamerica Growth Opportunities	12/31/2004 12/31/2003 12/31/2002 12/31/2001	(1)	9,059,737 3,495,466 3,621,886 380,381	1.40 to 1.42 1.22 to 1.25 0.94 to 0.79 1.11 to 1.11	12,326,776 4,125,377 3,309,964 421,239	0.00 0.00 0.00 0.00	1.25 to 2.30 1.25 to 2.30 1.25 to 2.05 1.25 to 1.55	15.18 to 13.88 29.59 to 24.51 (15.37) to (21.11) 10.87 to 10.66

106

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica U.S. Government Securities	12/31/2004 12/31/2003 12/31/2002 12/31/2001		25,633,118 32,482,267 34,501,739 14,259,265	$1.10 to $1.00 1.08 to 0.99 1.06 to 1.04 1.01 to 1.41	$32,570,233 40,859,317 42,883,011 18,914,605	3.37 2.04 2.24 4.23%	1.25 to 2.30 1.25 to 2.30 1.25 to 2.05 1.25 to 1.55	2.02% to 0.58% 1.68 to (0.91) 4.51 to 3.78 1.66 to 3.48

Transamerica U.S. Government Securities-PAM Fund	12/31/2004 12/31/2003	(1)	0 0	1.03 to 1.00 1.01 to 0.99	0 0	5.19 0.00	1.25 to 2.00 1.25 to 2.00	1.63 to 0.88 1.08 to 0.00

T. Rowe Price Equity Income	12/31/2004 12/31/2003 12/31/2002 12/31/2001		35,700,587 37,984,818 34,006,222 18,225,901	1.20 to 1.36 1.06 to 1.21 0.85 to 0.84 0.99 to 0.99	66,641,589 63,454,976 47,076,365 38,282,938	0.49 0.73 1.22 1.75	1.25 to 2.30 1.25 to 2.30 1.25 to 2.05 1.25 to 1.55	13.39 to 11.98 24.04 to 21.04 (13.89) to (16.30) (1.11) to 0.60

T. Rowe Price Growth Stock	12/31/2004 12/31/2003 12/31/2002 12/31/2001		31,725,837 32,837,085 31,274,374 16,673,819	1.00 to 1.29 0.92 to 1.21 0.71 to 0.81 0.94 to 0.94	55,424,244 54,061,467 39,585,146 38,836,232	0.06 0.06 0.05 0.00	1.25 to 2.30 1.25 to 2.30 1.25 to 2.05 1.25 to 1.55	8.50 to 7.09 29.15 to 20.59 (23.77) to (18.66) (6.48) to (11.43)

T. Rowe Price Small Cap	12/31/2004 12/31/2003 12/31/2002 12/31/2001		22,395,143 22,669,160 19,490,129 7,931,752	1.04 to 1.43 0.95 to 1.33 0.69 to 0.74 0.96 to 0.96	20,586,468 19,006,715 11,850,138 6,304,487	0.00 0.00 0.00 0.00	1.25 to 2.30 1.25 to 2.30 1.25 to 2.05 1.25 to 1.55	9.00 to 7.63 38.67 to 32.55 (28.25) to (25.97) (4.40) to (11.10)

Van Kampen Active International Allocation	12/31/2004 12/31/2003 12/31/2002 12/31/2001		16,118,481 14,866,544 15,641,213 14,566,764	1.02 to 1.48 0.89 to 1.31 0.68 to 0.82 0.83 to 1.22	21,473,640 17,858,486 14,463,882 17,284,843	2.26 1.00 0.20 0.00	1.25 to 2.30 1.25 to 2.30 1.25 to 2.05 1.25 to 1.55	14.61 to 13.11 31.17 to 30.66 (18.00) to (18.00) (16.97) to (24.14)

Van Kampen Large Cap Core	12/31/2004 12/31/2003 12/31/2002 12/31/2001		16,117,699 17,865,172 18,968,894 12,923,835	1.06 to 1.26 0.95 to 1.14 0.80 to 0.87 0.96 to 2.69	30,576,153 31,291,691 28,717,438 30,843,509	1.67 1.94 2.23 1.93	1.25 to 2.30 1.25 to 2.30 1.25 to 2.05 1.25 to 1.55	11.36 to 9.99 19.59 to 14.47 (17.41) to (13.03) (3.52) to (8.49)

Transamerica Money Market	12/31/2004 12/31/2003	(1)	12,659,374 15,095,356	1.00 to 0.97 1.01 to 0.99	15,314,122 18,524,006	0.38 0.54	1.25 to 2.30 1.25 to 2.30	(0.24) to (1.52) (0.50) to (1.19)

Van Kampen Emerging Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001	(1)	12,625,218 14,512,596 14,126,871 3,425,965	0.71 to 1.24 0.68 to 1.18 0.53 to 0.72 0.81 to 0.81	9,197,375 9,969,328 7,644,649 2,760,220	0.00 0.00 0.11 0.03	1.25 to 2.30 1.25 to 2.30 1.25 to 2.05 1.25 to 1.55	5.82 to 4.51 26.57 to 18.35 (33.89) to (27.96) (19.31) to (19.47)

107

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
AIM V.I. Basic Value	12/31/2004 12/31/2003 12/31/2002	(1)	4,909,218 4,951,360 3,026,557	$1.09 to $1.39 1.00 to 1.28 0.76 to 0.76	$5,355,108 4,922,183 2,292,438	0.00 0.00 0.00%	1.25 to 2.30 1.25 to 2.30 1.25 to 2.05	9.47% to 8.34% 31.65 to 28.38 (24.09) to (24.49)

AIM V.I. Capital Appreciation	12/31/2004 12/31/2003 12/31/2002	(1)	809,009 869,282 520,714	1.06 to 1.27 1.01 to 1.22 0.79 to 0.79	854,093 876,475 412,831	0.00 0.00 0.00	1.25 to 2.30 1.25 to 2.30 1.25 to 2.05	5.02 to 3.94 27.59 to 21.88 (20.57) to (20.98)

AllianceBernstein Growth & Income	12/31/2004 12/31/2003 12/31/2002 12/31/2001	(1)	20,241,174 22,924,787 21,643,026 6,127,445	1.02 to 1.33 0.93 to 1.22 0.71 to 0.78 0.93 to 0.93	20,658,192 21,340,772 15,442,337 5,670,543	0.73 0.86 0.53 0.02	1.25 to 2.30 1.25 to 2.30 1.25 to 2.05 1.25 to 1.55	9.84 to 8.71 30.55 to 22.33 (23.23) to (21.53) (7.31) to (7.49)

AllianceBernstein Premier Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001	(1)	13,300,516 15,672,997 14,895,878 5,070,600	0.76 to 1.21 0.71 to 1.14 0.58 to 0.78 0.85 to 0.86	10,321,346 11,354,954 8,770,249 4,334,641	0.00 0.00 0.00 0.00	1.25 to 2.30 1.25 to 2.30 1.25 to 2.05 1.25 to 1.55	7.00 to 5.90 21.84 to 14.36 (31.70) to (22.05) (14.38) to (14.55)

Janus Aspen - Mid Cap Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001		6,185,361 6,219,835 5,339,344 3,294,274	0.87 to 1.47 0.73 to 1.25 0.55 to 0.79 0.77 to 0.77	3,764,235 3,157,857 2,051,009 1,597,560	0.00 0.00 0.00 0.00	1.25 to 2.30 1.25 to 2.30 1.25 to 2.05 1.25 to 1.55	18.99 to 17.76 33.10 to 24.97 (29.01) to (20.65) (22.98) to (40.52)

Janus Aspen - Mid Cap Value	12/31/2004 12/31/2003	(1)	1,686,659 1,943,972	1.11 to 1.10 0.96 to 0.94	1,854,381 1,841,885	3.26 0.12	1.25 to 1.55 1.25 to 1.55	16.34 to 16.00 39.47 to 39.06

Janus Aspen - Worldwide Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001		13,585,813 13,991,909 13,362,932 4,908,048	0.77 to 1.26 0.75 to 1.23 0.61 to 0.78 0.84 to 0.84	9,598,270 9,590,367 7,542,276 3,478,690	0.92 0.86 0.75 0.32	1.25 to 2.30 1.25 to 2.30 1.25 to 2.05 1.25 to 1.55	3.23 to 2.17 22.15 to 23.35 (26.63) to (22.27) (16.29) to (23.81)

MFS New Discovery	12/31/2004 12/31/2003 12/31/2002	(1)	2,440,774 2,117,624 1,543,277	1.03 to 1.31 0.99 to 1.27 0.75 to 0.74	2,500,824 2,075,465 1,151,891	0.00 0.00 0.00	1.25 to 2.30 1.25 to 2.30 1.25 to 2.05	4.89 to 3.82 31.79 to 26.66 (25.19) to (25.58)

MFS Total Return	12/31/2004 12/31/2003 12/31/2002	(1)	5,296,048 5,342,748 2,739,251	1.15 to 1.21 1.05 to 1.12 0.92 to 0.91	6,064,791 5,597,481 2,511,989	1.51 1.66 0.00	1.25 to 2.30 1.25 to 2.30 1.25 to 2.05	9.65 to 8.52 14.57 to 11.84 (8.10) to (8.59)

108

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity - VIP Contrafund®	12/31/2004 12/31/2003 12/31/2002 12/31/2001		21,115,689 22,203,866 18,965,192 8,076,402	$1.22 to $1.39 1.07 to 1.23 0.85 to 0.86 0.95 to 0.95	$22,874,082 21,210,869 14,413,364 6,565,921	0.22 0.30 0.50 0.59%	1.25 to 2.30 1.25 to 2.30 1.25 to 2.05 1.25 to 1.55	13.73% to 12.56% 26.61 to 23.28 (10.72) to (14.04) (5.28) to (13.81)

Fidelity - VIP Equity-Income	12/31/2004 12/31/2003 12/31/2002 12/31/2001		13,538,173 15,031,093 13,658,627 6,322,497	1.08 to 1.36 0.99 to 1.25 0.77 to 0.82 0.94 to 0.94	15,299,605 15,464,899 10,929,256 6,328,855	1.47 1.58 1.21 0.61	1.25 to 2.30 1.25 to 2.30 1.25 to 2.05 1.25 to 1.55	9.86 to 8.73 28.42 to 25.15 (18.18) to (18.47) (6.23) to (6.68)

Fidelity - VIP Growth	12/31/2004 12/31/2003 12/31/2002 12/31/2001	(1)	6,189,951 6,851,770 5,575,487 370,786	0.80 to 1.25 0.78 to 1.24 0.60 to 0.74 0.87 to 0.87	5,034,814 5,497,820 3,416,075 321,708	0.13 0.11 0.04 0.00	1.25 to 2.30 1.25 to 2.30 1.25 to 2.05 1.25 to 1.55	1.85 to 0.80 30.91 to 23.85 (31.16) to (25.88) (13.13) to (13.30)

Fidelity - VIP Growth Opportunities	12/31/2004 12/31/2003 12/31/2002 12/31/2001		1,672,500 1,941,381 2,075,959 1,472,507	0.95 to 0.73 0.90 to 0.70 0.70 to 0.55 0.91 to 0.91	1,387,125 1,509,500 1,274,160 1,083,506	0.34 0.48 0.65 0.29	1.25 to 1.55 1.25 to 1.55 1.25 to 1.55 1.25 to 1.55	5.57 to 5.25 27.81 to 27.43 (22.97) to (23.20) (8.66) to (15.95)

Fidelity - VIP Mid Cap	12/31/2004 12/31/2003 12/31/2002 12/31/2001		28,375,707 28,564,357 26,150,186 11,284,465	1.54 to 1.69 1.25 to 1.39 0.91 to 0.85 1.03 to 1.03	43,790,302 35,890,104 24,098,755 11,892,358	0.00 0.26 0.59 0.00	1.25 to 2.30 1.25 to 2.30 1.25 to 2.05 1.25 to 1.55	23.11 to 21.85 36.55 to 38.55 (11.14) to (14.61) 2.92 to (5.00)

Fidelity - VIP Value Strategies	12/31/2004 12/31/2003 12/31/2002	(1)	9,084,930 8,563,860 5,872,020	1.31 to 1.64 1.16 to 1.47 0.75 to 0.75	11,811,377 9,926,323 4,391,844	0.00 0.00 0.00	1.25 to 2.30 1.25 to 2.30 1.25 to 2.05	12.43 to 11.27 55.42 to 47.04 (25.06) to (25.45)

Merrill Lynch Basic Value V.I.	12/31/2004 12/31/2003 12/31/2002 12/31/2001		56,008,244 59,615,627 56,837,266 31,428,214	1.14 to 1.40 1.04 to 1.29 0.79 to 0.80 0.97 to 1.54	80,870,750 78,997,559 57,268,523 44,475,641	1.10 1.21 1.30 1.21	1.25 to 2.30 1.25 to 2.30 1.25 to 2.05 1.25 to 1.55	9.70 to 8.57 31.59 to 29.30 (18.78) to (19.85) (2.42) to 2.66

Merrill Lynch High Current Income V.I.	12/31/2004 12/31/2003 12/31/2002 12/31/2001		13,293,045 14,895,134 15,754,643 10,304,499	1.33 to 1.23 1.20 to 1.12 0.95 to 0.95 0.97 to 0.98	17,454,592 17,743,421 14,868,272 9,992,873	7.75 8.66 10.11 10.55	1.25 to 2.30 1.25 to 2.30 1.25 to 2.05 1.25 to 1.55	10.44 to 9.30 26.53 to 12.20 (2.68) to (5.28) (2.22) to 2.42

Merrill Lynch Global Allocation V.I.	12/31/2004 12/31/2003	(1)	7,227,265 3,933,458	1.48 to 1.64 1.31 to 1.47	7,607,903 3,484,590	4.05 5.31	1.25 to 2.30 1.25 to 2.30	12.96 to 11.80 50.28 to 46.96

109

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.
**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .75% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratios for periods of less than one year have been annualized.
***	The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
2.30%	May 1, 2003
2.05%	May 1, 2002
1.25%	May 1, 2001

110

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2004

***	There are subaccounts that have total return ranges outside of the range indicated above. Following is the list of the subaccounts and their corresponding lowest total return and highest total return.

Subaccount	2003 Total Return Range
Janus Aspen-Worldwide Growth	21.20% to 23.59%
Fidelity-VIP Mid Cap	35.48% to 38.82%

Subaccount	2002 Total Return Range
Alger Aggressive Growth	(35.40)% to (28.10)%
American Century Income & Growth	(20.62)% to (17.65)%
American Century International	(23.21)% to (20.83)%
Capital Guardian Global	(20.75)% to (19.14)%
Capital Guardian U.S. Equity	(24.96)% to (20.79)%
Dreyfus Small Cap Value	(40.39)% to (37.52)%
Great Companies-America SM	(21.90)% to (15.52)%
Templeton Great Companies-Global	(22.71)% to (17.42)%
Great Companies-Technology SM	(39.07)% to (28.57)%
Jennison Growth	(31.80)% to (24.66)%
J. P. Morgan Enhanced Index	(25.74)% to (19.72)%
PBHG Mid Cap Growth	(29.49)% to (25.38)%
Salomon All Cap	(25.86)% to (23.13)%
Transamerica Equity	(23.43)% to (15.71)%
T. Rowe Price Growth Stock	(23.99)% to (18.26)%
T. Rowe Price Small Cap	(28.46)% to (25.60)%
Van Kampen Active International Allocation	(18.24)% to (17.60)%
Van Kampen Emerging Growth	(34.08)% to (27.60)%
AllianceBernstein Growth & Income	(23.45)% to (21.14)%
AllianceBernstein Premier Growth	(31.90)% to (21.66)%
Janus Aspen - Mid Cap Growth	(29.22)% to (20.26)%
Janus Aspen - Worldwide Growth	(26.84)% to (21.89)%
Fidelity - VIP Equity Income	(18.47)% to (18.07)%
Fidelity - VIP Growth	(31.36)% to (25.51)%

Subaccount	2001 Total Return Range
Capital Guardian Global	(12.63)% to (11.61)%
Capital Guardian U. S. Equity	(5.65)% to (4.73)%
Capital Guardian Value	2.15% to 5.16%
Dreyfus Small Cap Value	(2.27)% to 27.00%
MFS High Yield	(2.11)% to 2.34%
PBHG/NWQ Value Select	(5.67)% to (3.17)%
Salomon All Cap	(5.54)% to .67%
Transamerica U.S. Government Securities	1.49% to 3.64%
T. Rowe Price Equity Income	(1.27)% to .75%
Merrill Lynch Basic Value V.I.	(2.58)% to 2.81%
Merill Lynch High Current Income V.I.	(2.38)% to 2.57%

111

Transamerica Life Insurance Company Separate Account B -

Transamerica Landmark ML Variable Annuity

Notes to Financial Statements

December 31, 2004

5. Administrative, Mortality, and Expense Risk Charge

Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract, which will commence on the first policy anniversary of each contract owner’s account. This charge is waived if the sum of the premium payments less the sum of the partial withdrawals equals or exceeds $50,000 on the policy anniversary. Transamerica Life also deducts a daily charge equal to an annual rate of .15% of the contract owners’ account for administrative expenses. In addition, during the first seven policy years, Transamerica Life deducts a daily distribution finance charge equal to an effective annual rate of .15% of the contract owners’ account for certain contracts issued prior to May 1, 2001.

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for Transamerica Life’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value account and ranges from 1.10% to 2.15%, depending on the death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges.

Prior to May 1, 2001, Transamerica Life offered a 5% Annually Compounding Death Benefit and a Double Enhanced Death Benefit with a charge equal to an annual effective rate of 1.25% of the value of the contract owner’s individual account. They also offered a Return of Premium Death Benefit with a corresponding charge equal to an annual effective rate of 1.10% of the value of the contract owner’s individual account. These options are no longer available subsequent to May 1, 2001.

6. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

112

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)  Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits:    The following exhibits are filed herewith:

(1)	(a)		Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Mutual Fund Account. Note 1.

	(b)		Authorization Changing Name of the Mutual Fund Account. Note 9.

(2)			Not Applicable.

(3)	(a)		Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Mutual Fund Account, and MidAmerica Management Corporation. Note 3.

	(a)	(1)	Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Mutual Fund Account, and AFSG Securities Corporation. Note 12.

	(a)	(2)

Termination of Principal Underwriting Agreement by and between AEGON USA Securities, Inc., formerly known as MidAmerica Management Corporation, and PFL Life Insurance Company on its own behalf and on the behalf of PFL Endeavor Variable Annuity Account. Note 14.

	(a)	(3)

Form of Amended and Reinstated Principal Underwriting Agreement by and between AFSG Securities Corporation and Transamerica Life Insurance Company on its behalf and on behalf of the separate investment accounts. Note 30.

	(b)		Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 12.

(4)	(a)		Form of Policy for the Endeavor Variable Annuity. Note 3.

	(b)		Form of Policy Endorsement (Required Distributions). Note 3.

	(c)		Form of Policy Endorsement (Death Benefits). Note 4.

	(d)		Form of Policy Endorsement (Nursing Care). Note 7.

	(e)		Form of Policy Endorsement (Death Benefit). Note 8.

	(f)		Form of Policy for the Endeavor Variable Annuity. Note 10.

	(g)		Form of Policy Endorsement (Nursing Care). Note 10.

	(h)		Form of Policy for the Endeavor FI Variable Annuity. Note 11.

	(i)		Form of Policy Endorsement for the Endeavor FI (Nursing Care). Note 11.

	(j)		Form of Policy Endorsement for the Endeavor Variable Annuity. (Nursing Care) Note 11.

	(k)		Form of Policy for the Endeavor Variable Annuity. Note 12.

	(l)		Form of Policy Endorsement (New Separate Accounts and Annuity Commencement Date). Note 12.

	(m)		Form of Policy Rider for the PFL Endeavor Variable Annuity and the PFL Endeavor ML Variable Variable Annuity

(GMIB) Note 14.

	(n)		Form of Policy Endorsement for the PFL Endeavor Variable Annuity and the PFL Endeavor ML Variable Annuity (403(b) Loan). Note 15.

	(o)		Form of Group Master Policy and Optional Riders for the Endeavor Variable Annuity. Note 20.

	(p)		Form of Group Certificate for the Endeavor Variable Annuity. Note 20.

	(q)		Form of Individual Policy for the Endeavor Variable Annuity. Note 20.

	(r)		Form of Policy for the Separate Account VA B. Note 24.

	(s)		Form of Policy Rider (Additional Death Distribution). Note 24.

	(t)		Form of Policy Endorsement (Initial Payment Guarantee). Note 24

	(u)		Form of Policy Rider (Managed Annuity Program), Note 26.

	(v)		Form of Individual Policy for the Separate Account VA B. Note 32.

	(w)		Form of Policy Rider (Liquidity Rider). Note 32.

	(x)		Form of Policy Rider (MAP II), Note 32.

	(y)		Form of Policy Rider (GPS) Note 37.

	(z)		Form of Policy Rider (5 for Life) Note 37.

	(aa)		Form of Rider (ADD+) Note 37.

(5)	(a)		Form of Application for the Endeavor Variable Annuity. Note 11.

	(b)		Form of Application for the Endeavor FI Variable Annuity. Note 11.

	(c)		Form of Application for the Endeavor ML Variable Annuity. Note 11.

	(d)		Form of Application for the PFL Endeavor Variable Annuity. Note 12.

	(e)		Form of Application for the PFL Endeavor Variable Annuity. Note 14.

	(f)		Form of Application for the PFL Endeavor ML Variable Annuity. Note 14.

	(g)		Form of Group Master Application for the Endeavor Variable Annuity. Note 20.

	(h)		Form of Application for Transamerica Landmark Note 24.

	(i)		Form of Application for Transamerica Landmark ML. Note 24.

	(j)		Form of Application for Transamerica Landmark. Note 32.

	(k)		Form of Application for Transamerica Landmark with Merrill Lynch Funds. Note 32.

	(l)		Form of Application. Note 33.

(6)	(a)		Articles of Incorporation of PFL Life Insurance Company. Note 3.

	(b)		Bylaws of PFL Life Insurance Company. Note 3.

(7)			Reinsurance Agreement. Note 36.

(8)	(a)		Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 3.
	(b)		Participation Agreement with WRL Series Fund, Inc. Note 5.

	(b)	(1)	Amendment No. 12 to Participation Agreement among WRL Series Fund, In., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 17.

(8)	(b)	(2)	Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 22.

	(b)	(3)

Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc. Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 24.

	(b)	(4)

Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 32.

	(b)	(5)	Amendment No. 31 to Participation Agreement (AEGON/Transamerica), Note 36.

	(b)	(6)	Amendment No. 32 to Participation Agreement (AEGON/Transamerica), Note 37.

	(c)		Administrative Services Agreement by and between PFL Life Insurance Company and State Street Bank and Trust Company (assigned to Vantage Computer Systems, Inc.). Note 2.

	(d)		Amendment and Assignment of Administrative Services Agreement. Note 3.

	(e)		Second Amendment to Administrative Services Agreement. Note 4.

	(f)		Termination Notice of Administrative Services Agreement by and between PFL Life Insurance Company and Vantage Computer Systems, Inc. Note 10.

	(g)		Participation Agreement by and between PFL Life Insurance Company and Merrill Lynch Asset Management L.P. for the Endeavor ML Variable Annuity Note 11.

	(h)		Amendment to Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 11.

	(h)	(1)	Amendment No. 6 to Participation Agreement by and between PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 17

(8)	(h)	(2)	Amendment to Schedule A of the Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 22

	(h)	(3)

Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 32.

	(i)		Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc. Note 20

	(i)	(1)	Termination of Participation Agreement (Transamerica). Note 26

	(i)	(2)	Participation Agreement (Transamerica). Note 26

	(i)	(3)	Addendum to Participation Agreement (Transamerica). Note 26

	(j)

Participation Agreement by and between variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto. Note 18

	(j)	(1)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20

	(j)	(2)

Form of Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Funds II, Fidelity Distributors Corporation, and Transamerica Life Insurance Company (formerly PFL Life Insurance Company). Note 24

	(j)	(3)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(j)	(4)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(j)	(5)

Amendment Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(k)		Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 19

	(k)	(1)	Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company Note 20

	(k)	(2)	Amendment No. 2 to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(k)	(3)	Amended Schedule A to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

(8)	(l)		Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 21

(8)	(l)	(1)	Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 22

(8)	(m)		Participation Agreement by and among Alliance Variable Products Series Fund, PFL Life Insurance Company, AFSG Securities Corporation. Note 23.

	(m)	(1)

Amendment No. 2 to Participation Agreement by and among Alliance Variable Products Series Fund, Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AFSG Securities Corporation. Note 26

(8)	(n)		Participation Agreement by and among AIM Variable Insurance funds, Inc., AIM Distributors, Inc., PFL Life Insurance Company and AFSG Securities Corporation Note 27.

	(n)	(1)	Amendment No. 7 to Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., Transamerica Life Insurance Company and AFSG Securities Corporation. Note 31.

(8)	(o)		Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 28.

	(o)	(1)	Partial Termination of Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 29.

	(o)	(2)	Amended and Restated Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and Transamerica Life Insurance Company. Note 32.

	(o)	(3)

Amendment No. 3 to the Amended and Restated Participation Agreement dated July 1, 2001 by and among the MFS Variable Insurance Trust, Massachusetts Financial Service Company and Transamerica Life Insurance Company. Note 32.

(8)	(p)		Participation Agreement among STI Classic Variable Trust, SEI Investment Distribution Company, Trustco Capital Management, Inc. and PFL Life Insurance Company. Note 34.

	(p)	(1)	Amendment No. 1 to Participation Agreement by and among STI Classic Variable Trust. SEI Investments Distribution Company, Trustco Capital Management, Inc. and PFL Life Insurance Company. Note 34.

(8)	(q)

Participation Agreement between MTB Group of Funds, Edgewood Services, Inc, MTB Investment Advisors, Inc., Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company. Note 34.

	(q)	(1)	Amendment No.1 to the Participation Agreement (MTB Group of Funds). Note 37.

(9)	(a)	Opinion and Consent of Counsel. Note 37.

(9)	(b)	Consent of Counsel Note 37.

(10)	(a)	Consent of Independent Registered Public Accounting Firm. Note 37.

	(b)	Opinion and Consent of Actuary. Note 37.

(11)		Not Applicable.

(12)		Not Applicable.

(13)		Performance Data Calculations. Note 37.

(14)

Powers of Attorney (P.S. Baird, W.L. Busler, D.C. Kolsrud, R.J. Kontz). Note 6. (Craig D. Vermie) Note 9. (Brenda K. Clancy) Note 10. (Larry N. Norman Note 14. Bart Herbert, Jr.) Note 24. (Christopher H Garrett, Authur C. Schneider). Note 32. (Ronald L. Ziegler) Note 35.

Note 1.	Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-33085 on January 23, 1990.
Note 2.	Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 33-33085) on April 9, 1990.
Note 3.	Filed with Post-Effective Amendment No. 2 to this Form N-4 Registration Statement (File No. 33-33085) on April 1, 1991.
Note 4.	Filed with Post-Effective Amendment No. 3 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1992.
Note 5.	Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement (File No. 33-33085) on April 30, 1993.
Note 6.	Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 33-33085) on January 28, 1994.
Note 7.	Filed with Post-Effective Amendment No. 7 to this Form N-4 Registration Statement (File No. 33-33085) on March 29, 1994.
Note 8.	Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 1995.
Note 9.	Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (File No. 33-33085) on April 24, 1996.
Note 10.	Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-33085) on February 28, 1997.
Note 11.	Filed with Post-Effective Amendment No. 13 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1997.
Note 12.	Filed with Post-Effective Amendment No. 14 to this Form N-4 Registration Statement (File No. 33-33085) on February 27, 1998.
Note 13.	Filed with Post-Effective Amendment No. 15 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1998.
Note 14.	Filed with Post-Effective Amendment No. 16 to this Form N-4 Registration Statement (File No. 33-33085) on September 28, 1998.
Note 15.	Filed with Post-Effective Amendment No. 17 to this Form N-4 Registration Statement (File No. 33-33085) on January 25, 1999.
Note 16.	Filed with Post-Effective Amendment No. 19 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1999.
Note 17.	Filed with the Initial filing of Form N-4 Registration Statement for the Access Variable Annuity (File No. 333-94489) on January 12, 2000.

Note 18.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on December 6, 1996.
Note 19.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.
Note 20.	Filed with Post-Effective Amendment No. 21 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2000.
Note 21.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (333-26209) on April 28, 2000.
Note 22.	Filed with Post-Effective Amendment 22 to this Form N-4 Registration Statement (File No. 33-33085) on October 3, 2000.
Note 23.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.
Note 24.	Filed with Post-Effective Amendment No. 25 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 2001.
Note 25.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) on September 13, 2001.
Note 26.	Filed with Post-Effective Amendment No. 26 to this Form N-4 Registration Statement (File No. 33-33085) on October 2, 2001.
Note 27.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.
Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.
Note 29.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1999.
Note 30.	Filed with Post Effective Amendment 30 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 2002.
Note 31.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (333-76230) on April 29, 2002.
Note 32.	Filed with Post-Effective Amendment No. 31 to this Form N-4 Registration Statement (File No. 33-33085) on October 15, 2002.
Note 33.	Filed with Post-Effective Amendment No. 34 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 2003.
Note 34.	Filed with Post-Effective Amendment No. 36 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 2004.
Note 35.	Incorporated herein by reference to Initial Filing to N-4 Registration Statement (File No. 333-116562) on June 17, 2004.
Note 36.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.
Note 37.	Filed herewith.

Item 25.     Directors and Officers of the Depositor

Name and Business Address	Principal Positions and Offices With Depositor
Larry N. Norman 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chairman of the Board and President

Ronald L. Ziegler 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Vice President, Actuary

Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Vice President, Secretary, and General Counsel

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, and Chief Tax Officer

Robert J. Kontz 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Vice President and Corporate Controller

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Vice President, Treasurer and Chief Financial Officer

Item 26.     Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance
Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company
Academy Life Insurance Co.	Missouri	100% Academy Insurance Group, Inc.	Insurance company
ADB Corporation, L.L.C.	Delaware	100% Money Services, Inc.	Special purpose limited Liability company
AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	General agent
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company
AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Investment counsel and portfolio manager
AEGON Dealer Services Canada, Inc.	Canada	100% 1490991 Ontario Limited	Mutual fund dealer
AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company
AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing
AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund issuer
AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Funding Corp. II	Delaware	100% Transamerica Corp.	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and admin. services to ins. cos.
AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON N.V.	Netherlands	22.72% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 10,024 shares (75.58%); AEGON USA, Inc. owns 3,238 shares (24.42%)	Holding company
AEGON U.S. Holding Corporation	Delaware	1046 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Preferred Stock owned by Scottish Equitable Finance Limited	Holding company
AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Co.	Investment advisor
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 100 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company
AEGON/Transamerica Series Fund, Inc.	Maryland	100% AEGON/Transamerica Fund Advisors, Inc.	Investment advisor, transfer agent, administrator, sponsor, principal underwriter/distributor or general partner.
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary
Ampac Insurance Agency, Inc. (EIN 23-2364438)	Pennsylvania	100% Academy Insurance Group, Inc.	Inactive
Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services
Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent
Apple Partners of Iowa LLC	Iowa	Members: 58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance
ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property
AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company
AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock - First AUSA Life Insurance Co. Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance
Bankers Mortgage Company of CA	California	100% TRS	Investment management
Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	TPA for Peoples Security Life Insurance Company
BF Equity LLC	New York	100% RCC North America LLC	Real estate
Buena Sombra Insurance Agency, Inc.	Maryland	100% Peoples Benefit Life Insurance Company	Insurance agency
BWAC Credit Corporation	Delaware	100% TCFCII	Inactive
BWAC International Corporation	Delaware	100% TCFCII	Retail appliance and furniture stores
BWAC Seventeen, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
BWAC Twelve, Inc.	Delaware	100% TCFCII	Holding company
BWAC Twenty-One, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Camden Asset Management, LP	CA	Partners are: Limited Partner -Monumental Life Insurance Company (47.136%); General Partner - non-affiliate of AEGON, Harpenden (38.114%). Various individuals own the balance of shares.	Investment advisor.
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Capital 200 Block Corporation	Delaware	100% Commonwealth General Corporation	Real estate holdings
Capital General Development Corporation	Delaware	100% Commonwealth General Corporation	Holding company
Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company
Common Wealth Insurance Agency Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency
Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company
FED Financial, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary
FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate
FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 109th Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate
FGP Colonial Plaza, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate
FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Rockbeach, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments
Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Occidental Life Insurance Company	Business investments
Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet LIHTC Fund I, LLC	Delaware	100% Garnet Community Investments I, LLC	Investments
Garnet LIHTC Fund II, LLC	Delaware	100% Garnet Community Investments II, LLC	Investments
Garnet LIHTC Fund III, LLC	Delaware	100% Garnet Community Investments III, LLC	Investments
Garnet LIHTC Fund IV, LLC	Delaware	100% Garnet Community Investments IV, LLC	Investments
Garnet LIHTC Fund V, LLC	Delaware	100% Garnet Community Investments V, LLC	Investments
Garnet LIHTC Fund VI, LLC	Delaware	100% Garnet Community Investments VI, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Gemini Investments, Inc.	Delaware	100% TALIAC	Investment subsidiary
Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company
Great Companies, L.L.C.	Iowa	47.50% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts
Greybox L.L.C.	Delaware	100% Transamerica Leasing Holdings, Inc.	Intermodal freight container interchange facilitation service
Home Loans and Finance Ltd.	U.K.	100% TIISI	Inactive — this entity is in the process of being liquidated
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending
Insurance Consultants, Inc.	Nebraska	100% Commonwealth General Corporation	Brokerage
InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment
Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote. First AUSA Life Insurance Co.	Insurance
JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities
Life Investors Insurance Company of America	Iowa	504,032 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance
Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company
Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator
Monumental General Casualty Co.	Maryland	100% AEGON USA, Inc.	Insurance
Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company
Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company; 26.77% First AUSA Life Insurance Company	Insurance Company
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company
National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency
NEF Investment Company	Calfornia	100% TOLIC	Real estate development
Parkland Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance company
Peoples Benefit Life Insurance Company	Iowa	76.3% Monumental Life Insurance Company; 20% Capital Liberty, L.P.; 3.7% CGC	Insurance Company
Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%).	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company
Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company
Professional Life & Annuity Insurance Company	Arizona	100% Transamerica Life Insurance Co.	Reinsurance
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance
QSC Holding, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and financial software production and sales
Quantitative Data Solutions, LLC	Delaware	60% owned by TOLIC	Special purpose corporation
Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan
RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate
RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner; all limited partners are RCC entities within the RCC group	Limited Partnership
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 37.25% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25% TALIAC; 7.5% Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 27% Transamerica Life Insurance Co.; 23% TOLIC; 19% TALIAC; 1% Stonebridge Life Insurance Co.; 11% LIICA; 14% PBLIC; 5% MLIC	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A LLC	Delaware	Members: 33.4% LIICA; 32% PBLIC; 10% TOLIC; 9.4% MLIC; 9.4% Transamerica Financial Life Insurance Company; 4.8% TALIAC; 1% Stonebridge Life Insurance Co.	Real estate alternatives investment
Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management
Retirement Project Oakmont	CA	General Partners: Transamerica Products, Inc.; TOLIC; Transameirca Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Roundit, Inc.	Maryland	50% AUSA Holding Co.	Financial services
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
South Glen Apartments, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Limited liability company
Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock AEGON USA, Inc.	Insurance
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Casualty Insurance Company	Ohio	197,920 shares of Common Stock owned by AEGON U.S. Corporation; 302,725 shares of Common Stock owned by AEGON USA, Inc.	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
TA Air X, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
TA Leasing Holding Co., Inc.	Delaware	100% TFC	Holding company
TBC III, Inc.	Delaware	100% TFCFC Asset Holdings, Inc.	Special purpose corporation
TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC
TCFC Tax Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TFC Properties, Inc.	Delaware	100% Transamerica Corporation	Holding company
The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware		Voting Trust
The Gilwell Company	California	100% TRS	Ground lessee of 517 Washington Street, San Francisco
The Insurance Agency for the American Working Family, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
The Whitestone Corporation	Maryland	100% AEGON USA, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership
Transamerica Alquiler de Trailers, S.L.	Spain	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Annuity Service Corporation	New Mexico	100% TSC	Performs services required for structured settlements
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica Business Technologies Corporation.	Delaware	100% Transamerica Corp.	Telecommunications and data processing
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica CBO I, Inc.	Delaware	100% Transamerica Corp.	Owns and manages a pool of high-yield bonds
Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company
Transamerica Commercial Finance Canada, Limited	Ontario	100% BWAC Seventeen, Inc.	Dormant
Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company
Transamerica Commercial Holdings Limited	U.K.	100% BWAC Twenty-One Inc.	Holding company
Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Consumer Mortgage Receivables Corporation	Delaware	100% Transamerica Consumer Finance Holding Company	Securitization company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company
Transamerica Direct Marketing Taiwan, Ltd.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Distribution Services, Inc.	Delaware	100% Transamerica Leasing Holdings, Inc.	Dormant
Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance
Transamerica Financial Resources Ins. Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Financial Resources Ins. Agency of Massachusetts, Inc.	Massachusetts	100% Transamerica Financial Advisors, Inc	Insurance agent & broker
Transamerica Financial Resources Ins. Agency of Nevada, Inc.	Nevada	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Fund Advisors, Inc.	Florida	Western Reserve Life Assurance Company of Ohio owns 78%; AUSA Holding Co. owns 22%	Fund advisor
Transamerica Fund Services, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Mutual fund
Transamerica Funding LP	U.K.	98% Transamerica Leasing Holdings, Inc.; 1% Transamerica Distribution Services, Inc.; 1% BWAC Twenty One, Inc.	Intermodal leasing
Transamerica GmbH, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
Transamerica Home Loan	California	100% TCFC Asset Holdings, Inc.	Consumer mortgages
Transamerica IDEX Mutual Funds	Massachusetts	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund
Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund
Transamerica Index Funds, Inc.	Maryland	100% Transamerica Investment Management, LLC	Mutual fund
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage
Transamerica International Holdings, Inc.	Delaware	100% Transamerica Corp.	Investments
Transamerica International Insurance Services, Inc. (“TIISI”)	Delaware	100% TSC	Holding & administering foreign operations
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corp.	Reinsurance
Transamerica Investment Management, LLC	Delaware	21% Transamerica Investment Services, Inc. as Original Member; 21% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment adviser
Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Investment adviser
Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor
Transamerica Leasing Coordination Center	Belgium	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Leasing Holdings, Inc.	Delaware	100% TA Leasing Holding Company, Inc.	Holding company
Transamerica Life Canada	Canada	100% AEGON Canada Inc.	Life insurance company
Transamerica Life Insurance and Annuity Company (“TALIAC”)	N. Carolina	100% TOLIC	Life insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Life Insurance Company	Iowa	223,500 shares Common Stock owned by AEGON USA, Inc.; 34,295 shares Common Stock owned by Transamerica Life Insurance and Annuity Company; 42,500 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance
Transamerica Mezzanine Financing Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% TRS	General partner retirement properties
Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments
Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	100% TSC	Life Insurance
Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance
Transamerica Premier Funds	Maryland	100% Transamerica Investors, Inc.	Investments
Transamerica Products I, Inc.	California	100% TPI	Co-general partner
Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company
Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company
Transamerica Realty Services, LLC (“TRS”)	Delaware	100% Transamerica Corp.	Real estate investments
Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Owned property
Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Owned property
Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales
Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Passive loss tax service
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Trailer Holdings I Inc.	Delaware	100% Transamerica Leasing Holdings, Inc.	Holding company
Transamerica Trailer Holdings II Inc.	Delaware	100% Transamerica Leasing Holdings, Inc.	Holding company
Transamerica Trailer Holdings III Inc.	Delaware	100% Transamerica Leasing Holdings, Inc.	Holding company
Transamerica Trailer Leasing (Belgium) N.V.	Belgium	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing (Netherlands) B.V.	Netherlands	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing A/S	Denmark	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing AB	Sweden	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing GmbH	Germany	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing Limited	U.K.	100% Transamerica Commercial Holdings Limited	Leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Trailer Leasing S.N.C.	France	99.99% owned by Greybox LLC; .01% owned by Transamerica Trailer Holdings III, Inc.	Leasing
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Transport Inc.	New Jersey	100% Transamerica Leasing Holdings, Inc.	Dormant
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Unicom Administrative Services, GmbH	Germany	100% Unicom Administrative Services, Inc.	This entity is in the process of being liquidated
Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services
United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator
USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator
Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Furniture & equipment lessor
Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary
Veterans Life Insurance Company	Illinois	100% AEGON USA, Inc.	Insurance company
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Alabama, Inc.	Alabama	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Mississippi, Inc.	Mississippi	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Propreties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
Whirlpool Financial Corporation Polska SpoZOO	Poland	100% Transamerica Commercial Holdings Limited	Inactive - commercial finance
World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of New Mexico, Inc.	New Mexico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
WRL Insurance Agency of Massachusetts, Inc.	Massachusetts	100% WRL Insurance Agency, Inc.	Insurance agency
WRL Insurance Agency of Wyoming, Inc.	Wyoming	100% WRL Insurance Agency, Inc.	Insurance agency
WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer
Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency
ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

Item 27.    Number of Policyowners

As of December 31, 2004, there were 74,354 Owners of the Policies.

Item 28.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	AFSG Securities Corporation serves as the principal underwriter for:

AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account C, Separate Account VA-2LNY, TFLIC Series Life Account, and TFLIC Series Annuity Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA U, Separate Account VA V, WRL Series Life Account, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

AFSG Securities Corporation also serves as principal underwriter for AEGON/Transamerica Series Trust, Transamerica IDEX Mutual Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of AFSG Securities Corporation:

Name	Principal Business Address	Position and Offices with Underwriter
Larry N. Norman	(1)	Director and President
Lisa Wachendorf	(1)	Director, Vice President and Chief Compliance Officer
Frank A. Camp	(1)	Secretary
Darin D. Smith	(1)	Vice President and Assistant Secretary
Linda Gilmer	(1)	Assistant Treasurer
Teresa L. Stolba	(1)	Assistant Compliance Officer
Kim D. Day	(2)	Director and Vice President
John K. Carter	(2)	Vice President
Kyle A. Kellan	(2)	Vice President
Priscilla I. Hechler	(2)	Assistant Secretary and Assistant Vice President
Thomas R. Moriarty	(2)	Vice President
Clifton W. Flenniken, III	(3)	Assistant Treasurer
Emily Monroe Bates	(4)	Assistant Treasurer

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	570 Carillon Parkway, St. Petersburg, FL 33716-1202
(3)	111 North Charles Street, Baltimore, MD 21201
(4)	400 West Market Street, Louisville, KY 40202

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
AFSG Securities Corporation	$48,422,852.76	0	0	0

(1)	Fiscal Year 2004

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Item 31.    Management Services.

All management Policies are discussed in Part A or Part B.

Item 32.    Undertakings

(a)  Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b)  Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d)  Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

        Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

STATEMENT PURSUANT TO RULE 6C-7: TEXAS OPTIONAL RETIREMENT PROGRAM

Transamerica and the Mutual Fund Account rely on 17 C.F.R. Sec. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 25 day of April, 2005.

SEPARATE ACCOUNT VA B

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor
*
Larry N. Norman
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date
* Ronald L. Ziegler	Director	, 2005

/s/ Craig D. Vermie Craig D. Vermie	Director	April 25, 2005

* Larry N. Norman	Director (Principal Executive Officer)	, 2005

* Arthur C. Schneider	Director	, 2005

* Robert J. Kontz	Vice President and Corporate Controller	, 2005

* Brenda K. Clancy	Director, Vice President, Treasurer and Chief Financial Officer	, 2005

*	By Craig D. Vermie, Attorney-in-Fact

Registration No.

33-33085

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA B

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
(4)(y)	Form of Rider (GPS)

(4)(z)	Form of Rider (5 For Life)

(4)(aa)	Form of Rider (ADD+)

(8)(b)(6)	Amendment No.32 to Participation Agreement (AEGON/Transamerica)

(8)(q)	Participation Agreement (MTB)

(8)(q)(1)	Amendment No.1 to Participation Agreement (MTB)

(9)(a)	Opinion and Consent of Counsel

(9)(b)	Consent of Counsel

(10)(a)	Consent of Independent Registered Public Accounting Firm

(10)(b)	Opinion and Consent of Actuary

(13)	Performance Data Calculations

*	Page numbers included only in manually executed original.